UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04347
GMO Trust
(Exact name of registrant as specified in charter)
40 Rowes Wharf, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Scott Eston, Chief Executive Officer 40 Rowes Wharf, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:		617-346-7646

Date of fiscal year end:	02/28/06

Date of reporting period:	05/31/05

Item 1. Schedule of Investments.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 90.0%

	United States — 90.0%
	Affiliated Issuers
2,599,341	GMO Emerging Markets Fund, Class III	46,788,135
3,559,347	GMO International Growth Fund, Class III	92,720,991
3,315,660	GMO International Intrinsic Value Fund, Class III	92,672,684
479,212	GMO Real Estate Fund, Class III	7,480,493
6,705,668	GMO U.S. Core Fund, Class III	94,080,516
2,727,199	GMO U.S. Quality Equity Fund, Class III	54,462,163
		388,204,982

	TOTAL MUTUAL FUNDS (COST $370,227,048)	388,204,982

Shares	Description	Value ($)

	COMMON STOCKS — 0.0%

	Italy — 0.0%
12,500	Grassetto SPA * (a) (b)	154

	TOTAL COMMON STOCKS (COST $7,041)	154

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 10.1%

	Cash Equivalents — 5.9%
4,200,000	Branch Bank & Trust Time Deposit, 3.05%, due 06/01/05	4,200,000
21,400,000	Rabobank GC Time Deposit, 3.00%, due 06/01/05	21,400,000
		25,600,000

	U.S. Government — 4.2%
17,965,000	U.S. Treasury Bill, 2.84%, due 8/25/05 (c) (d)	17,844,311

	TOTAL SHORT-TERM INVESTMENTS (COST $43,444,100)	43,444,311

	TOTAL INVESTMENTS — 100.1% (Cost $413,678,189)	431,649,447

	Other Assets and Liabilities (net) — (0.1%)	(490,994)

	TOTAL NET ASSETS — 100.0%	$431,158,453

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	Bankrupt issuer.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.

1

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

(d)	Rate shown represents yield-to-maturity.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the affiliated issuers are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2005, 43.9% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on tools by a third party vendor.

AUD - Australian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar

2

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$414,073,062	$17,583,274	$(6,889)	$17,576,385

Investments in affiliated issuers

The Fund makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the securities of these issuers during the three months ended May 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Emerging Markets Fund, Class III	$16,878,480	$30,700,000	$—	$—	$—	$46,788,135

GMO International Growth Fund, Class III	29,239,694	65,475,000	—	—	—	92,720,991

GMO International Intrinsic Value Fund, Class III	30,052,195	64,571,278	—	—	—	92,672,684

GMO International Small Companies Fund, Class III	5,549,424	1,800,000	7,008,682	—	—	—

GMO Real Estate Fund, Class III	3,717,233	4,300,000	1,000,000	—	—	7,480,493

GMO U.S. Core Fund, Class III	47,493,750	47,103,932	—	303,932	—	94,080,516

GMO U.S. Quality Equity Fund, Class III	25,915,830	28,571,323	—	71,323	—	54,462,163

Totals	$158,846,606	$242,521,533	$8,008,682	$375,255	$—	$388,204,982

3

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Forward currency contracts

				Net Unrealized
Settlement Date	Deliver	Units of Currency	Value	Appreciation (Depreciation)

Sales

8/26/05	AUD	14,385,654	$10,842,360	$3,266
8/26/05	CHF	17,651,201	14,265,066	215,679
8/26/05	DKK	8,819,638	1,467,283	28,429
8/26/05	EUR	55,655,090	68,914,590	1,402,968
8/26/05	GBP	28,976,332	52,626,742	219,543
8/26/05	HKD	27,802,873	3,573,822	(3,487)
8/26/05	JPY	4,795,215,915	44,844,946	148,807
8/26/05	NOK	8,481,200	1,327,329	(5,669)
8/26/05	NZD	488,852	342,316	1,030
8/26/05	SEK	37,032,098	5,017,288	75,198
8/26/05	SGD	2,915,174	1,758,760	6,565
				$2,092,329

Futures contracts

Number of		Expiration		Net Unrealized Appreciation
Contracts	Type	Date	Contract Value	(Depreciation)

Sales

4,750	CAC 40	June 2005	$24,017,567	$(766,505)
3,150	DAX	June 2005	17,381,027	(473,356)
7,170	FTSE 100	June 2005	64,674,005	(42,472)
2,500	HANG SENG	June 2005	4,467,023	(110,599)
850	IBEX 35	June 2005	9,874,456	(169,128)
58,000	OMXS 30	June 2005	6,198,738	(79,919)
58,000	Russell 2000	June 2005	35,800,500	(126,813)
120,000	S&P 500	June 2005	143,076,003	772,943
265	S&P/MIB	June 2005	10,364,953	(118,026)
4,400	SPI 200	June 2005	13,678,785	40,790
5,270,000	TOPIX	June 2005	55,426,406	862,072
				$(211,013)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

4

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares		Description	Value ($)

		MUTUAL FUNDS — 100.0%

1,233,711		GMO Alternative Asset SPC Ltd. * (a)	28,622,094
3,355,168		GMO Short-Duration Collateral Fund (a)	85,657,432
1,174,339		Merrimac Cash Series, Premium Class	1,174,339
		TOTAL MUTUAL FUNDS (COST $116,719,339)	115,453,865

		TOTAL INVESTMENTS — 100.0%
		(Cost $116,719,339)	115,453,865

		Other Assets and Liabilities (net) — 0.0%	(35,773)

		TOTAL NET ASSETS — 100.0%	$115,418,092

		Notes to Schedule of Investments:

	*	Non-income producing security.
	(a)	Affiliated issuer.

1

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2005 (Unaudited)

Investments in affiliated issuers

The Fund makes investments in other funds of the GMO Trust and another affiliated investment fund (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the period from April 11, 2005 (commencement of operations) to May 31, 2005, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Alternative Asset SPC Ltd.	$—	$30,245,000	$—	$—	$—	$28,622,094
GMO Short-Duration Collateral Fund	—	85,300,000	—	—	—	85,657,432
Totals	$—	$115,545,000	$—	$—	$—	$114,279,526

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

2

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 2.0%

		United States — 2.0%

		U.S. Government
USD	17,675,400	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	19,384,943
USD	5,000,000	U.S. Treasury Note, 3.75%, due 03/31/07	5,013,282
		Total United States	24,398,225

		TOTAL DEBT OBLIGATIONS (COST $24,252,035)	24,398,225

Principal Amount		Description	Value ($)

		CALL OPTIONS PURCHASED — 0.8%

		Currency Options — 0.8%
AUD	121,700,000	AUD Call/JPY Put, Expires 9/14/05, Strike 80.78	1,571,538
AUD	84,500,000	AUD Call/JPY Put, Expires 9/28/05, Strike 80.88	1,056,625
CHF	131,700,000	CHF Call/USD Put, Expires 6/16/05, Strike 1.15	—
EUR	86,500,000	EUR Call/USD Put, Expires 07/15/05, Strike 1.25	1,064,851
GBP	75,000,000	GBP Call/JPY Put, Expires 06/09/05, Strike 200.25	59,501
GBP	63,800,000	GBP Call/JPY Put, Expires 10/28/05, Strike 185.00	5,436,329
			9,188,844

		TOTAL CALL OPTIONS PURCHASED (COST $16,106,860)	9,188,844

Shares	Description	Value ($)

	MUTUAL FUNDS — 96.8%

	Affiliated Issuers — 96.8%
3,124,939	GMO Emerging Country Debt Fund, Class III	35,718,050
35,107,194	GMO Short-Duration Collateral Fund	896,286,671
5,496	GMO Special Purpose Holding Fund *	54,791
9,526,269	GMO World Opportunity Overlay Fund *	239,299,880

	TOTAL MUTUAL FUNDS (COST $1,162,034,551)	1,171,359,392

	TOTAL INVESTMENTS — 99.6%
	(Cost $1,202,393,446)	1,204,946,461

	Other Assets and Liabilities (net) — 0.4%	4,909,065

	TOTAL NET ASSETS — 100.0%	$1,209,855,526

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts.

1

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
USD - United States Dollar

2

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$1,202,598,569	$10,519,652	$(8,171,760)	$2,347,892

Investments in affiliated issuers

The Fund makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the three months ended May 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Emerging Country Debt Fund ,Class III	$30,230,210	$4,400,000	$—	$—	$—	$35,718,050

GMO Short-Duration Collateral Fund	746,800,324	191,700,000	48,700,000	—	—	896,286,671

GMO Special Purpose Holding Fund	85,237	—	—	—	—	54,791	*

GMO World Opportunity Overlay Fund	201,962,112	37,850,000	—	—	—	239,299,880
Totals	$979,077,883	$233,950,000	$48,700,000	$—	$—	$1,171,359,392

* After effect of return of capital distributions of $30,296 on April 5, 2005.

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Forward currency contracts

				Net
				Unrealized
Settlement				Appreciation
Date	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys

6/07/05	CAD	11,400,000	$9,084,708	$(188,296)

3

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

6/02/05	CHF	96,763	77,507	(949)
6/28/05	CHF	105,300,000	84,673,761	(3,300,217)
7/12/05	EUR	91,800,000	113,481,094	(2,818,325)
6/21/05	GBP	8,600,000	15,640,527	(680,481)
7/26/05	NZD	76,000,000	53,384,293	(2,084,307)
				$(9,072,575)

Sales

8/16/05	AUD	118,700,000	$89,525,418	$364,371
6/07/05	CAD	81,800,000	65,186,761	272,178
6/02/05	CHF	96,763	77,507	949
6/28/05	CHF	143,000,000	114,989,059	6,695,463
7/12/05	EUR	121,700,000	150,442,800	6,989,368
6/02/05	GBP	720	1,308	5
6/21/05	GBP	13,700,000	24,915,724	259,686
8/02/05	JPY	4,510,000,000	42,073,839	466,333

				$15,048,353

Forward cross currency contracts

Settlement					Net Unrealized
Date	Currency	Deliver/Units of	Receive	In Exchange For	Appreciation

7/19/05	EUR	18,000,000	CHF	27,708,768	$70,686
6/14/05	EUR	115,500,000	SEK	1,059,487,294	784,840
8/09/05	EUR	44,800,000	NOK	363,435,520	1,404,882

					$2,260,408

Futures Contracts

				Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Buys

542	Australian Government Bond 10 Yr.	June 2005	$43,597,461	$1,383,756
1,097	Australian Government Bond 3 Yr.	June 2005	84,814,272	973,481
2,022	Canadian Government Bond 10 Yr.	September 2005	185,430,545	2,207,656
2,071	Euro BOBL	June 2005	292,334,885	6,213,192
4,237	Euro Bund	June 2005	637,704,813	22,190,405
7	Japanese Government Bond 10 Yr. (LIF)	June 2005	9,078,362	1,255

4

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

48	U.S. Long Bond	September 2005	5,637,000	58,368
22	U.S. Treasury Note 10 Yr.	September 2005	2,491,844	17,166
527	UK Gilt Long Bond	September 2005	108,296,307	525,907
				$33,571,186

Sales

1,175	Federal Fund 30 Day	June 2005	$474,762,457	$(5,875)
95	Japanese Government Bond 10 Yr. (TSE)	June 2005	123,153,821	(1,985,324)
27	Swiss Federal Bond	June 2005	2,913,132	(107,661)
660	U.S. Treasury Note 5 Yr. (CBT)	September 2005	71,785,313	(213,831)
				$(2,312,691)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any  commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
36,000,000	SEK	8/30/2007	Deutsche Bank AG	Receive	3.60%	3 month SEK SIBOR	$132,414
22,600,000	CHF	12/9/2011	Deutsche Bank AG	(Pay)	2.13%	6 month CHF LIBOR	(261,033)
78,600,000	CHF	1/10/2012	Deutsche Bank AG	(Pay)	2.24%	6 month CHF LIBOR	(1,284,697)
2,000,000	CHF	2/26/2014	Deutsche Bank AG	(Pay)	2.77%	6 month CHF LIBOR	(79,165)
19,900,000	CHF	11/11/2014	Deutsche Bank AG	(Pay)	2.68%	6 month CHF LIBOR	(600,602)
22,000,000	CHF	12/2/2014	JPMorgan	(Pay)	2.54%	6 month CHF LIBOR	(461,377)
24,400,000	CHF	12/16/2014	Citigroup	(Pay)	2.48%	6 month CHF LIBOR	(403,424)
26,700,000	CHF	2/16/2015	Deutsche Bank AG	(Pay)	2.31%	6 month CHF LIBOR	(101,614)
48,700,000	SEK	3/29/2015	Deutsche Bank AG	Receive	4.03%	3 month SEK SIBOR	302,968
23,000,000	CHF	4/19/2015	JPMorgan	(Pay)	2.38%	6 month CHF LIBOR	(181,239)
							$(2,937,769)

Total Return Swaps

Notional		Expiration				Appreciation
Amount		Date	Counterparty	(Pay)	Receive	(Depreciation)
3,000,000	USD	7/21/2005	JPMorgan	1 month LIBOR - 0.01%	JPMorgan Hedged Non- U.S. Hedged Traded Total Return Government Bond Index	$7,912

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

5

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 84.8%

	Argentina — 0.6%
20,600	IRSA Inversiones y Representaciones SA GDR*	256,470
13,801	Telecom Argentina SA ADR*	168,510
14,493	Tenaris SA ADR	1,010,887
70,400	Transportadora de Gas del Sur ADR*	432,960
		1,868,827

	Brazil — 3.9%
249,780	Banco do Brasil SA	3,182,505
24,632,328	Compania Saneamento Basico SAO PA	1,451,667
142,538	Compania Siderurgica Nacional SA	2,525,990
15,000	Compania Vale do Rio Doce	435,464
39,240,000	Electrobas (Centro)	583,022
17,646	Investimentos Itau SA	36,032
4,400	Petroleo Brasileiro SA (Petrobras)	204,725
26,500	Petroleo Brasileiro SA (Petrobras) ADR	1,250,800
94,423	Souza Cruz SA (Registered)	1,168,188
57,715	Tele Centro Oeste Celular Participacoes SA	603,858
		11,442,251

	Chile — 1.2%
22,728	Banco de Chile ADR	788,662
10,900	Banco Santander Chile SA ADR	340,080
8,900	Compania Cervecerias Unidas ADR	208,705
10,000	Empresa Nacional de Electricidad SA ADR	230,000
128,800	Enersis SA ADR	1,186,248
11,600	Lan Airlines SA	425,720
21,196	Quinenco SA ADR	239,515
		3,418,930

	China — 4.0%
296,000	Aluminum Corp of China Ltd	150,953
8,500	China Finance Online Co ADR*	50,405
342,240	China International Marine Containers Co Ltd Class B	429,646
1,006,000	China Mobile Ltd	3,662,141
9,600	China Mobile Ltd ADR (a)	175,296
2,119,900	China Petroleum & Chemical Corp Class H	773,102
488,000	China Resources Enterprise Ltd	669,709
258,000	China Telecom Corp Ltd	89,765
60,400	China Telecom Corp Ltd ADR	2,098,296
1,134,000	CNOOC Ltd	621,763
5,800	CNOOC Ltd ADR	317,840
168,000	Cosco Pacific Ltd	324,990
535,000	Foxconn International Holdings*	350,691
2,222,100	Guangdong Investments Ltd	640,439
330,000	Huaneng Power International Inc Class H	235,562
616,000	Maanshan Iron & Steel Co Ltd Class H	192,875
236,000	Shanghai Industrial Holdings Ltd	457,340
2,442,000	Stone Group Holdings Ltd*	151,755
594,000	Zhejiang Southeast Electric Power Co Class B	266,765
		11,659,333

	Czech Republic — 0.4%
14,855	Cesky Telecom AS	278,368
26,179	CEZ AS	441,121
1,825	Komercni Banka AS	224,500
77	Philip Morris CR AS	54,094
29,400	Unipetrol*	169,572
		1,167,655

See accompanying notes to the Schedule of Investments.

1

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Egypt — 0.9%
66,696	Commercial International Bank	487,628
8,200	Eastern Tobacco Co	260,654
21,259	MobiNil-Egyptian Mobile Services Co	622,676
4,500	Orascom Construction Industries	108,041
13,400	Orascom Telecommunications	1,181,720
		2,660,719

	Hong Kong — 1.7%
7,813,896	PetroChina Co Ltd Class H	5,022,562

	Hungary — 0.7%
1,900	Egis Rt	163,311
8,900	MOL Magyar Olaj es Gazipari Rt (New Shares)	661,795
36,600	OTP Bank	1,134,872
		1,959,978

	India — 2.5%
24,100	HDFC Bank	296,508
1,300	Hindalco Industries Ltd	33,564
8,500	Hindalco Industries Ltd GDR	222,615
128,200	ICICI Bank Ltd	1,146,249
17,500	Infosys Technologies Inc	900,065
7,800	Larsen & Toubro Ltd	186,654
2,422	Larsen & Toubro Ltd GDR	58,830
82,757	Mahanagar Telephone Nigam	228,500
44,300	Oil & Natural Gas Corp Ltd	931,858
101,431	Satyam Computer Services Ltd	1,053,898
24,194	State Bank of India GDR	955,138
32,600	Tata Consultancy Services Ltd	992,414
11,421	Ultratech CEF ADR (b)	—
19,300	Wipro Ltd*	314,791
		7,321,084

	Indonesia — 1.5%
864,186	Astra International Tbk PT	1,059,781
1,658,600	Bank Central Asia Tbk PT	603,721
1,142,000	Bank Rakyat Indonesia	346,941
8,344,000	Bumi Resources Tbk PT*	727,489
147,000	Gudang Garam Tbk PT	198,876
7,562,120	Matahari Putra Prima Tbk PT	451,694
2,990,000	PT Ramayana Lestari Sentosa	257,602
1,550,224	Telekomunikasi Indonesia Tbk PT	761,182
		4,407,286

	Israel — 1.8%
769,600	Bank Leumi Le-Israel	2,177,609
30,700	Check Point Software Technologies*	697,197
6,700	IDB Development Corp Ltd	205,703
128,700	Israel Chemicals Ltd	411,898
25,100	Machteshim Agan Industries	151,849
5,800	Taro Pharmaceuticals Industries*	189,718
4,100	Teva Pharmaceutical Industries	136,376
40,600	Teva Pharmaceutical Industries ADR	1,354,822
		5,325,172

See accompanying notes to the Schedule of Investments.

2

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Malaysia — 3.4%
1,025,000	Commerce Asset Holdings Berhad	1,255,382
129,000	Genting Berhad	607,196
316,000	Hong Leong Bank Berhad	415,631
188,000	IOI Corp Berhad	454,737
101,000	Kuala Lumpur Kepong Berhad	170,015
382,000	Magnum Corp Berhad	200,852
654,000	Malakoff Berhad	1,255,026
449,600	Malaysian International Shipping Berhad (Foreign Registered)	2,043,408
414,600	Maxis Communications Berhad	1,073,923
318,000	Proton Holdings Berhad	593,597
555,500	Public Bank Berhad	942,669
268,000	Sime Darby Berhad	409,102
198,131	Telekom Malaysia Berhad	509,932
		9,931,470

	Mexico — 5.9%
367,800	Alfa SA de CV Class A	2,111,977
47,900	America Movil SA de CV Class L ADR	2,714,972
78,508	Cemex SA de CV CPO	597,302
61,000	Fomento Economico Mexicano SA de CV	333,180
415,900	Grupo Financiero Banorte SA de CV	2,769,903
230,780	Grupo Mexico SA Class B	1,089,830
535,000	Grupo Televisa SA (Participating Certificates)	1,601,409
196,700	Organizacion Soriana SA de CV Class B*	748,173
289,800	Telefonos de Mexico SA de CV Class L ADR	5,407,668
		17,374,414

	Philippines — 0.7%
5,410,754	Ayala Land Inc	760,629
249,400	Equitable PCI Bank	237,356
389,421	Ginebra San Miguel Inc	221,040
22,436	Philippine Long Distance Telephone	607,050
4,200	Philippine Long Distance Telephone ADR (a)	113,988
		1,940,063

	Poland — 1.4%
168,300	Bank Millennium SA	155,482
16,800	Bank Pekao SA	676,835
59,500	KGHM Polska Miedz SA*	514,362
140,600	Polski Koncern Naftowy Orlen SA	1,906,648
160,900	Telekomunikacja Polska SA	890,446
		4,143,773

	Russia — 2.2%
80,700	Lukoil ADR	2,804,325
6,300	MMC Norilsk Nickel ADR	366,187
46,200	OAO Gazprom ADR	1,563,870
750	Sberbank RF	492,750
14,700	Unified Energy Systems ADR	422,625
24,000	Vimpel-Communications ADR*	888,960
		6,538,717

	South Africa — 8.8%
151,400	ABSA Group Ltd	1,838,812
35,000	AECI Ltd	219,662
59,000	Barlow Ltd	762,519
26,563	Edgars Consolidated Stores Ltd	1,040,227
98,000	Foschini Ltd	527,463
10,000	Impala Platinum Holdings Ltd	840,141
34,000	Investec Ltd	976,949
267,767	Ispat Iscor Ltd	1,997,625

See accompanying notes to the Schedule of Investments.

3

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

77,400	MTN Group Ltd	510,816
21,700	Naspers Ltd Class N	266,771
42,000	Nedcor Ltd	467,948
1,257,238	Old Mutual Plc	2,675,868
12,800	Pretoria Portland Cement Co Ltd	411,019
294,100	Remgro Ltd	4,503,367
1,607,000	Sanlam Ltd	2,647,459
151,000	Sasol Ltd	3,737,821
64,000	Standard Bank Group Ltd	582,564
26,000	Tiger Brands Ltd	412,951
961,350	WHL Woolworths Holdings	1,472,990
		25,892,972

	South Korea — 20.0%
2,100	Amorepacific Corp	547,521
54,470	Cheil Industries Inc	896,138
84,100	Daesang Corp	393,942
145,000	Daewoo Engineering & Construction Co Ltd	1,013,282
75,520	Daewoo Heavy Industries & Machinery Ltd	606,416
22,800	Dongbu Steel Co Ltd	233,355
22,300	Hana Bank	565,842
136,100	Hanjin Heavy Industry & Construction	1,607,599
59,000	Hanjin Shipping	1,571,619
61,100	Hynix Semiconductor Inc*	956,797
26,900	Hyundai Development Co	566,584
23,500	Hyundai Engineering & Construction*	545,786
21,900	Hyundai Merchant Marine*	345,898
20,200	Hyundai Mobis	1,327,935
117,140	Hyundai Motor Co	6,551,213
99,700	Industrial Bank of Korea	881,046
390,400	KIA Motors Corp	5,572,875
108,700	Korea Electric Power Corp	3,197,634
50,100	Korean Air Lines Co Ltd	889,594
42,700	KT Corp	1,720,935
1,700	KT Corp ADR	35,581
27,600	KT Freetel Co Ltd	630,358
126,800	KT&G Corp	4,541,538
14,500	KT&G Corp GDR (a)	258,100
26,600	LG Corp	685,532
24,500	LG Electronics Inc	1,768,741
16,200	LG Engineering & Construction Ltd	503,804
27,200	LG Investment & Securities Co Ltd	253,334
72,600	LG Telecom Co Ltd*	284,946
31,500	POSCO	5,614,517
47,700	Samsung Corp	650,959
1,334	Samsung Electronics Co Ltd	643,588
1,614	Samsung Electronics Co Ltd GDR (Non Voting)	256,222
15,300	Samsung SDI Co Ltd	1,456,106
13,600	Samsung Securities	353,768
50,863	Shinhan Financial Group Co Ltd	1,297,659
1,400	Shinsegae Co Ltd	474,358
149,646	SK Corp	7,759,116
9,928	SK Networks Co Ltd*	166,012
11,800	SK Telecom Co Ltd ADR	246,856
103,700	Woori Finance Holdings Co Ltd	969,435
		58,842,541

	Taiwan — 20.0%
1,960,206	Acer Inc	3,708,798
2,358,627	Asustek Computer Inc	6,490,484
822,800	Benq Corp	846,158

See accompanying notes to the Schedule of Investments.

4

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

1,179,000	Chang Hwa Commercial Bank*	662,495
5,674,533	China Development Financial Holding Corp*	2,161,244
3,605,628	China Steel Corp	3,507,834
730,146	Chinatrust Financial Holding Co	820,257
1,336,000	Chunghwa Telecom Co Ltd	2,641,723
31,050	Chunghwa Telecom Co Ltd ADR	646,461
327,682	Compal Electronics Inc	313,318
184,000	Evergreen Marine Corp	164,576
1,072,584	Far Eastern Textile Co Ltd	803,537
185,000	Far Eastone Telecommunications Co Ltd	236,216
687,000	Formosa Chemicals & Fibre Co	1,243,578
542,000	Formosa Petrochemical Corp	1,086,233
1,023,000	Formosa Plastics Corp	1,738,148
719,749	Hon Hai Precision Industry Co Ltd	3,766,888
698,200	International Bank of Taipei	479,767
2,284,138	Inventec Co Ltd	1,055,270
633,000	Lite-On Technology Corp	676,722
188,000	MediaTek Inc	1,618,710
2,903,000	Mega Financial Holdings Co Ltd	1,880,883
286,250	Nan Ya Plastic Corp	391,291
268,000	Novatek Microelectronics	1,263,292
1,087,204	Powerchip Semiconductor	733,011
929,000	Promos Technologies Inc*	380,610
91,000	Quanta Computer Inc	166,029
513,564	Ritek Corp	180,082
794,141	Shin Kong Financial Holdings	803,722
1,356,167	Sinopac Holdings Co	721,901
1,859,000	Taiwan Cellular Corp	1,857,637
3,987,309	Taiwan Cement Corp	2,263,276
739,500	Taiwan Pulp & Paper Corp*	171,027
4,985,000	Taiwan Semiconductor Manufacturing Co Ltd	8,987,638
56,000	Taiwan Semiconductor Manufacturing Co Ltd ADR	515,760
943,000	Tatung Co Ltd*	300,539
3,838,000	Walsin Lihwa Corp*	1,600,874
332,000	Wan Hai Lines Ltd	313,435
2,019,000	Yang Ming Marine Transport	1,771,062
		58,970,486

	Thailand — 1.4%
377,900	Advanced Info Service Pcl (Foreign Registered) (b)	874,388
182,300	Bangkok Dusit Medical Service Pcl (Foreign Registered) (b)	75,827
113,000	Banpu Pcl (Foreign Registered) (b)	419,961
407,600	Kasikornbank Pcl (Foreign Registered)	596,904
447,000	Kasikornbank Pcl NVDR	616,096
65,640	PTT Exploration & Production Pcl (Foreign Registered) (b)	549,289
102,902	PTT Pcl (Foreign Registered) (b)	498,934
221,400	Thai Airways International Pcl (Foreign Registered) (b)	241,126
201,500	Thai Oil Pcl (Foreign Registered) (b)	290,124
		4,162,649

	Turkey — 1.6%
344,753	Akbank TAS	1,840,241
22,372	Aksa Akrilik Kimya Sanayii AS	196,969
65,874	Tupras-Turkiye Petrol Rafineriler AS	830,008
105,345	Turkiye IS Bankasi Class C	568,987
340,261	Yapi Ve Kredi Bankasi AS *	1,293,092
		4,729,297

See accompanying notes to the Schedule of Investments.

5

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Venezuela — 0.2%
27,800	Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR	530,424

	TOTAL COMMON STOCKS (COST $187,276,044)	249,310,603

Shares	Description	Value ($)

	PREFERRED STOCKS — 12.5%

	Brazil — 7.7%
20,000	Banco Bradesco SA 3.66%	643,702
14,830	Banco Itau Holding Financeira SA 2.79%	2,609,637
54,880,000	Compania Energetica de Minas Gerais 4.11%	1,662,685
14,000	Compania Vale do Rio Doce Class A 3.97%	345,715
79,870	Gerdau SA 8.17%	805,495
2,276,080	Investimentos Itau SA 4.28%	4,647,568
28,843,000	Lojas Americanas SA 3.89%	532,689
229,028	Petroleo Brasileiro SA (Petrobras) 4.72%	9,557,487
36,770,163	Siderurgica de Tubarao 3.52%	1,977,760
		22,782,738

	South Korea — 4.8%
33,000	Dongbu Steel Co Ltd 7.74%	240,958
10,200	Hyundai Motor Co 3.72%	328,255
41,660	Samsung Electronics Co Ltd (Non Voting )2.95%	13,232,754
3,000	Samsung SDI Co Ltd 4.49%	181,473
		13,983,440

	TOTAL PREFERRED STOCKS (COST $18,125,004)	36,766,178

Shares	Description	Value ($)

RIGHTS AND WARRANTS — 0.0%

Thailand — 0.0%
116,526	True Corp Pcl Warrants, Expires 4/03/08 * (b)	—

	TOTAL RIGHTS AND WARRANTS (COST $0)	—

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.1%

	Cash Equivalents — 2.1%
5,700,000	ING Bank GC Time Deposit, 3.08, due 06/01/05%	5,700,000
526,125	The Boston Global Investment Trust (C)	526,125
		6,226,125

	TOTAL SHORT-TERM INVESTMENTS (COST $6,226,125)	6,226,125

	TOTAL INVESTMENTS — 99.4%
	(Cost $211,627,173)	292,302,906

	Other Assets and Liabilities (net) — 0.6%	1,682,297

	TOTAL NET ASSETS — 100.0%	$293,985,203

See accompanying notes to the Schedule of Investments.

6

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

*                 Non-income producing security.

(a)          All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities having a market value of $514,046 collateralized by cash in the amount of $526,125 which was invested in a short-term instrument.

(b)         Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(c)          All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2005, 70.4% of the Net Assets of the Fund were valued using fair value prices based on tools by a third party vendor.

7

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$211,888,470	$84,765,239	$(4,350,803)	$80,414,436

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

8

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 82.3%

	Argentina — 0.7%
1,409,720	Grupo Financiero Galicia SA ADR *	12,335,050
173,200	IRSA Inversiones y Representaciones SA GDR *	2,156,340
1,010,550	Telecom Argentina SA ADR *	12,338,815
589,998	Tenaris SA ADR	41,152,360
		67,982,565

	Brazil — 4.1%
6,380,020	Banco do Brasil SA	81,289,319
701,000	Compania de Concessoes Rodoviarias	16,917,680
385,543,498	Compania Saneamento Basico SAO PA	22,721,385
4,358,672	Compania Siderurgica Nacional SA	77,242,289
566,000	Compania Vale do Rio Doce	16,431,500
2,491,521,000	Electrobas (Centro)	37,018,656
494,214	Investimentos Itau SA	1,009,144
923,600	Petroleo Brasileiro SA (Petrobras)	42,973,561
200,000	Petroleo Brasileiro SA (Petrobras) ADR	9,440,000
2,964,204	Souza Cruz SA (Registered)	36,672,721
3,398,138	Tele Centro Oeste Celular Participacoes SA	35,553,874
		377,270,129

	Chile — 0.2%
47,476	Banco de Chile ADR	1,647,417
198,300	Banco Santander Chile SA ADR	6,186,960
40,900	Compania Cervecerias Unidas ADR	959,105
251,681	Enersis SA ADR	2,317,982
55,200	Lan Airlines SA	2,025,840
180,000	Masisa SA ADR	2,970,000
130,801	Quinenco SA ADR	1,478,051
17,800	Sociedad Quimica y Minera de Chile SA ADR	1,520,476
4,100	Sociedad Quimica y Minera de Chile SA ADR	387,450
		19,493,281

	China — 3.0%
282,600	China Finance Online Co ADR * (a)	1,675,818
24,695,000	China Mobile Ltd	89,897,183
284,800	China Mobile Ltd ADR (a)	5,200,448
89,573,000	China Petroleum & Chemical Corp Class H	32,666,195
6,353,000	China Resources Enterprise Ltd	8,718,570
44,644,000	China Telecom Corp Ltd	15,532,888
909,800	China Telecom Corp Ltd ADR	31,606,452
20,976,000	CNOOC Ltd	11,500,963
52,000	CNOOC Ltd ADR	2,849,600
10,622,000	Foxconn International Holdings *	6,962,694
30,674,000	Guangdong Investments Ltd	8,840,653
9,045,000	Shanghai Industrial Holdings Ltd	17,528,142
8,648,000	Weiqiao Textile Co	11,805,879
13,894,400	Yanzhou Coal Mining Co Ltd Class H	11,026,443
24,348,000	Zhejiang Expressway Co Ltd	16,362,497
		272,174,425

	Czech Republic — 0.1%
78,400	Cesky Telecom AS	1,469,137
182,300	CEZ AS	3,071,789
19,100	Komercni Banka AS	2,349,558
202,100	Unipetrol *	1,165,665
13,800	Zentiva NV *	460,508
		8,516,657

See accompanying notes to the Schedule of Investments.

1

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Egypt — 1.1%
2,247,888	Commercial International Bank	16,434,757
250,516	Eastern Tobacco Co	7,963,171
834,557	MobiNil-Egyptian Mobile Services Co	24,444,153
552,060	Orascom Telecommunications	48,685,119
		97,527,200

	Hong Kong — 1.0%
138,292,889	PetroChina Co Ltd Class H	88,890,955

	Hungary — 0.0%
100	Magyar Telecom	1,982

	India — 2.6%
1,686,500	Amtek Auto Ltd	6,006,160
1,449,458	Arvind Mills Ltd *	4,699,087
2,252,000	Bank of India	5,193,689
788,463	Bharat Electronics Ltd	14,208,867
3,000	Cipla Ltd (Shares Under Objection) * (b)	1
203,900	Galaxy Entertainment Corp Ltd *	702,050
2,641,110	Gammon India Ltd	17,013,463
1,870,920	Geodesic Information Systems Ltd	5,869,604
200	HCL Infosystems Ltd (Shares Under Objection) * (b)	—
456,300	HCL Technologies Ltd	3,804,546
155,789	Hero Honda Motors Ltd	1,966,518
6,531,425	Hexaware Technologies Ltd	19,018,076
714,000	ICICI Bank Ltd	6,383,945
10,573,115	Indian Overseas Bank	18,556,747
15,500	Infosys Technologies Inc	797,200
622,500	ING Vysya Bank Ltd	2,121,207
100	ITC Ltd (Shares Under Objection) * (b)	—
1,713,550	IVRCL Infrastructure	19,372,174
2,594,245	Jaiprakash Associates Ltd	11,393,011
853,472	Jindal Steel & Power Ltd	17,874,823
938,000	KEC International Ltd *	4,718,815
87	Mahindra GESCO Developers Ltd *	253
700	National Thermal Power Co	1,332
15,956	NIIT Technologies Ltd *	50,033
306,800	Raymond Ltd	2,406,348
900	Reliance Energy Ltd (Shares Under Objection) * (b)	—
7,133	Reliance Industries Ltd (Shares Under Objection) * (b)	2
174,899	Sakthi Sugars Ltd *	282,244
328,200	Satyam Computer Services Ltd	3,410,096
678,044	Shasun Chemicals & Drugs Ltd	6,688,011
195,109	Siemens India Ltd	8,963,014
581,490	Sintex Industries Ltd	7,145,534
2,004,263	Spicejet Ltd *	3,240,346
470,192	Thermax Ltd (Preference Shares) * (b)	104,786
1,850,100	Union Bank of India	4,423,359
1,556,385	United Phosphorus Ltd	28,637,484
262,100	UTV Software Communications Ltd * (b) (c)	869,273
7,888,372	Vijaya Bank India	10,811,613
848,000	Welspun India Ltd *	2,179,162
600	Wockhardt Ltd	4,986
		238,917,859

See accompanying notes to the Schedule of Investments.

2

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Indonesia — 2.6%
66,531,613	Astra International Tbk PT	81,589,983
122,552,000	Bank Central Asia Tbk PT	44,608,213
130,460,719	Bank NISP Tbk PT (b)	12,832,600
63,240,950	Bank Pan Indonesia Tbk PT	2,980,749
259,467,000	Bumi Resources Tbk PT *	22,622,167
8,207,000	Ciputra Surya Tbk PT	1,189,073
81,041,323	Matahari Putra Prima Tbk PT	4,840,687
51,385,000	Mayora Indah Tbk	6,460,362
72,698,000	Summarecon Agung	7,302,843
90,509,560	Telekomunikasi Indonesia Tbk PT	44,441,466
301,969	Telekomunikasi Indonesia Tbk PT ADR	5,963,888
		234,832,031

	Israel — 0.0%
174,300	Bank Hapoalim Ltd	611,911
273,800	Bank Leumi Le-Israel	774,726
15,700	Check Point Software Technologies *	356,547
81,600	Israel Chemicals Ltd	261,157
35,200	Machteshim Agan Industries	212,951
23,700	Taro Pharmaceuticals Industries *	775,227
22,300	Teva Pharmaceutical Industries	741,751
50,200	United Mizrahi Bank Ltd *	237,826
		3,972,096

	Lebanon — 0.0%
12,059	Banque Libanaise pour le Commerce Sal * (b)	35,695

	Malaysia — 3.2%
36,672,000	Arab-Malaysian Corp Berhad *	10,510,388
20,905,000	Berjaya Sports Toto	21,434,227
41,521,000	Commerce Asset Holdings Berhad	50,853,391
6,960,956	Edaran Otomobil Berhad	6,211,554
5,368,923	EON Capital Berhad	6,998,956
3,309,800	Habib Corporation Berhad	2,909,140
10,902,200	Highlands and Lowlands Berhad	10,898,757
13,040,600	IJM Corp Berhad	16,123,672
16,943,000	Malaysian International Shipping Berhad (Foreign Registered)	77,005,043
18,921,100	Maxis Communications Berhad	49,010,628
17,921,031	Telekom Malaysia Berhad	46,123,546
		298,079,302

	Mexico — 6.1%
7,328,900	Alfa SA de CV Class A	42,083,932
1,108,510	America Movil SA de CV Class L ADR	62,830,347
3,780,289	Carso Global Telecom Class A *	6,703,164
74,555	Cemex SA de CV ADR (Participating Certificates)	2,848,001
7,443,037	Cemex SA de CV CPO	56,627,901
22,964,500	Corporacion GEO SA de CV Series B *	54,329,002
4,705,000	Fomento Economico Mexicano SA de CV	25,698,572
7,436,000	Grupo Cementos de Chihuahua SA de CV	13,185,427
9,855,900	Grupo Financiero Banorte SA de CV	65,640,501
8,232,755	Grupo Financiero Serfin SA de CV Class B * (b) (d)	7,564
6,328,600	Grupo Mexico SA Class B	29,886,033
4,904,000	Grupo Televisa SA (Participating Certificates)	14,679,087
9,129,400	Telefonos de Mexico SA de CV Class L ADR	170,354,604
3,969,160	Walmart de Mexico SA de CV Class V	15,042,501
		559,916,636

	Philippines — 1.0%
114,810,950	Ayala Land Inc	16,139,819
6,731,240	Bank of the Philippine Islands	5,965,352
12,866,528	First Philippine Holdings	10,835,145

See accompanying notes to the Schedule of Investments.

3

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

1,066,467	Philippine Long Distance Telephone	28,855,380
278,900	Philippine Long Distance Telephone ADR	7,569,346
6,682,276	San Miguel Corp Class B	11,090,839
61,662,199	SM Prime Holdings	8,565,237
		89,021,118

	Poland — 0.6%
381,200	BRE Bank SA *	14,122,928
3,065,400	Polski Koncern Naftowy Orlen SA	41,569,268
		55,692,196

	Russia — 0.0%
135,000	Russia Petroleum * (b)	405,000
19,368,800	Silovye Mashiny *	1,047,852
		1,452,852

	South Africa — 8.8%
6,849,140	ABSA Group Ltd	83,185,461
1,920,800	AECI Ltd	12,055,035
10,605,030	African Bank Investments Ltd	25,778,752
6,527,000	AVI Ltd	11,931,307
2,435,000	Barlow Ltd	31,470,071
4,087,000	Consol Ltd *	6,240,840
265,000	Edgars Consolidated Stores Ltd	10,377,596
5,104,890	Foschini Ltd	27,475,900
407,000	Impala Platinum Holdings Ltd	34,193,725
7,602,376	Ispat Iscor Ltd	56,716,075
3,917,900	MTN Group Ltd	25,856,903
1,264,000	Naspers Ltd Class N	15,539,085
1,510,000	Nedcor Ltd	16,823,849
35,500,000	Old Mutual Plc	75,557,156
4,719	Premier Group Ltd * (b) (d)	7
5,494,770	Remgro Ltd	84,137,932
40,573,257	Sanlam Ltd	66,842,590
4,775,410	Sasol Ltd	118,209,444
2,349,317	Standard Bank Group Ltd	21,384,813
4,569,000	Steinhoff International Holdings	9,080,776
2,570,341	Telkom SA Ltd	41,972,292
1,354,000	Tiger Brands Ltd	21,505,236
1,171,200	Tongaat-Hulett Group	10,161,234
		806,496,079

	South Korea — 23.5%
419,600	Ace Digitech Co Ltd *	5,948,668
64,080	Amorepacific Corp	16,707,208
1,192,700	Cheil Industries Inc	19,622,243
131,800	CJ CGV Co Ltd	3,669,469
977,691	Clover Hitech Co Ltd *	7,841,744
570,720	Daelim Industrial Co Ltd	27,371,188
2,760,100	Daesang Corp	12,928,897
5,597,360	Daewoo Engineering & Construction Co Ltd	39,115,213
3,285,610	Daewoo Heavy Industries & Machinery Ltd	26,383,023
2,442,600	Daewoo Securities Co Ltd *	16,173,275
1,184,500	Dongkuk Steel Mill	19,366,054
2,232,700	Dongwon Financial Holding Co Ltd	37,881,009
924,000	DPI Co Ltd	4,594,099
500,200	Hana Securities Co Ltd	5,113,032
224,165	Hanil Cement Manufacturing	12,401,220
1,715,000	Hanjin Heavy Industry & Construction	20,257,398
1,132,200	Hanjin Shipping	30,159,096
228,700	Hankuk Electric Glass Co Ltd	10,015,761

See accompanying notes to the Schedule of Investments.

4

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

2,170,400	Hanwha Chemical Corp	23,256,148
4,442,278	Hanwha Corp	71,869,819
858,561	Hyosung Corp	9,454,877
1,822,490	Hyundai Development Co	38,386,402
1,438,400	Hyundai Engineering & Construction *	33,406,777
1,425,100	Hyundai Merchant Marine *	22,508,624
867,749	Hyundai Mipo Dockyard	54,583,918
612,800	Hyundai Mobis	40,285,065
2,405,320	Hyundai Motor Co	134,520,776
1,527,700	Hyundai Securities Co *	10,288,374
4,903,500	Industrial Bank of Korea	43,332,094
1,206,530	INI Steel Co	17,740,587
1,217,800	Jusung Engineering Co Ltd *	16,521,284
8,370,600	KIA Motors Corp	119,488,485
212,900	Korea Cement Co Ltd	2,688,710
2,954,900	Korea Electric Power Corp	86,924,454
346,375	Korea Information Service Inc	6,965,033
1,404,700	Korean Air Lines Co Ltd	24,942,363
629,200	KT Corp	25,358,601
303,100	KT Corp ADR	6,343,883
2,674,300	KT&G Corp	95,784,179
576,000	KT&G Corp GDR	10,252,800
1,102,700	Kumho Industrial Co Ltd	13,776,478
1,766,294	LG Corp	45,520,691
522,110	LG Electronics Inc	37,692,949
484,000	LG Engineering & Construction Ltd	15,051,922
325,137	LG Home Shopping Inc	24,572,999
2,834,300	LG Investment & Securities Co Ltd	26,397,997
625,100	LG Petrochemical Co Ltd	15,196,033
2,413,711	Namhae Chemical Corp	5,364,370
78,400	NCSoft Corp *	6,835,241
1,087,900	Poongsan Corp	13,669,103
777,249	POSCO	138,535,794
768,300	Samsung Corp	10,484,944
645,750	Samsung Electronics Co Ltd	311,541,819
215,900	Samsung SDI Co Ltd	20,547,268
234,600	SFA Engineering Corp	6,246,620
994,770	Shinhan Financial Group Co Ltd	25,379,390
94,400	Shinsegae Co Ltd	31,985,311
1,785,320	SK Corp	92,568,499
44,100	SK Telecom Co Ltd	8,039,422
2,502,500	SK Telecom Co Ltd ADR	52,352,300
146,000	SM Entertainment Co *	4,761,392
412,400	SODIFF Advanced Materials Co Ltd	8,249,714
1,474,660	STX Engine Co Ltd	15,541,404
320,833	Taewoong Co Ltd	2,573,415
1,975,700	Woori Finance Holdings Co Ltd	18,469,751
		2,161,806,676

	Sri Lanka — 0.0%
333,600	Lanka Walltile Ltd	192,382

	Taiwan — 20.5%
41,890,585	Acer Inc	79,258,883
56,551,374	Asustek Computer Inc	155,618,419
25,463,100	Benq Corp	26,185,955
1,216,000	Cathay Real Estate Development Co Ltd	509,359
20,555,851	Chang Hwa Commercial Bank *	11,550,599
23,128,820	Cheng Loong Corp	7,200,795
70,039,000	China Bills Finance Corp	24,745,997
66,570,651	China Development Financial Holding Corp *	25,354,578

See accompanying notes to the Schedule of Investments.

5

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

90,095,830	China Steel Corp	87,652,198
25,483,371	Chinatrust Financial Holding Co	28,628,392
42,663,108	Chung Hung Steel Corp *	19,469,557
45,405,000	Chunghwa Telecom Co Ltd	89,781,023
845,220	Chunghwa Telecom Co Ltd ADR	17,597,480
13,551,294	Compal Electronics Inc	12,957,266
17,397,000	Evergreen Marine Corp	15,560,511
24,156,000	Far Eastern International Bank *	13,152,524
31,766,323	Far Eastern Textile Co Ltd	23,798,055
10,271,000	Far Eastone Telecommunications Co Ltd	13,114,461
27,711,600	Formosa Chemicals & Fibre Co	50,162,369
20,314,000	Formosa Petrochemical Corp	40,711,678
35,051,000	Formosa Plastics Corp	59,554,068
19,279,000	Fubon Financial Holding Co Ltd	18,260,683
18,072,302	GigaByte Technology Co Ltd	19,803,359
3,110,500	High Tech Computer Corp	27,390,816
27,542,456	Hon Hai Precision Industry Co Ltd	144,146,581
18,980,500	International Bank of Taipei	13,042,414
42,162,016	Inventec Co Ltd	19,478,811
28,136,000	KGI Securities Co Ltd *	10,205,478
20,735,100	Lite-On Technology Corp	22,167,286
4,873,000	MediaTek Inc	41,957,299
82,698,000	Mega Financial Holdings Co Ltd	53,580,869
22,074,500	Micro-Star International Co Ltd	17,145,690
7,622,000	Mitac International Corp	8,114,070
6,592,238	Nan Ya Plastic Corp	9,011,305
5,527,000	Novatek Microelectronics	26,053,043
18,824,057	Oriental Union Chemical	17,109,876
26,147,991	Powerchip Semiconductor	17,629,407
21,683,000	Promos Technologies Inc *	8,883,497
21,507,197	Realtek Semiconductor Corp	21,776,748
29,711,518	Shin Kong Financial Holdings	30,069,970
15,804,073	Sinopac Holdings Co	8,412,665
9,329,000	Taishin Financial Holdings Co Ltd	8,041,678
37,325,000	Taiwan Cellular Corp	37,297,630
68,926,949	Taiwan Cement Corp	39,124,312
4,811,000	Taiwan Fertilizer Co Ltd	6,112,386
174,886,000	Taiwan Semiconductor Manufacturing Co Ltd	315,308,334
2,104,900	Taiwan Semiconductor Manufacturing Co Ltd ADR	19,386,129
19,979,000	Tatung Co Ltd *	6,367,418
6,030,000	Tsann Kuen Enterprises Co Ltd *	7,020,716
69,728,000	Walsin Lihwa Corp *	29,084,346
14,278,000	Wan Hai Lines Ltd	13,479,588
35,579,000	Waterland Financial Holdings	14,935,466
6,409,841	Wintek Corp	8,599,650
31,544,000	Yang Ming Marine Transport	27,670,318
29,270,628	Yieh Phui Enterprise	14,951,584
		1,884,183,589

	Thailand — 0.7%
5,933,500	Advanced Info Service Pcl (Foreign Registered) (b)	13,728,977
25,643,700	Bangkok Dusit Medical Service Pcl (Foreign Registered) (b)	10,666,466
11,545,800	Central Pattana Pcl (Foreign Registered) (b)	2,472,273
559,500	Golden Land Property (Foreign Registered) * (b)	89,509
275,100	Golden Land Property NVDR *	44,011
13,394,100	Home Product Center Pcl (Foreign Registered) (b)	2,060,377
8,251,250	Krungthai Card Pcl (Foreign Registered) (b)	4,691,210
7,766,000	Land & House Pcl (Foreign Registered)	1,471,775
15,600,300	Land & House Pcl NVDR	2,879,701
2,276,900	PTT Pcl (Foreign Registered) (b)	11,039,855
16,541,100	Saha Pathana International Holdings Pcl (Foreign Registered) (b)	7,124,520
3,108,050	Star Block Co Ltd (Foreign Registered) * (b) (d)	765
3,724,000	Thai Oil Pcl (Foreign Registered) (b)	5,361,900
		61,631,339

See accompanying notes to the Schedule of Investments.

6

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Turkey — 2.2%
10,569,827	Akbank TAS	56,420,180
2,862,695	Doktas Dokumculuk Ticaret	3,277,256
6,728,987	Finansbank AS *	23,845,123
81,588	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	4,521,942
42,150	Medya Holding AS * (b) (d)	309
5,469,923	Trakya Cam Sanayii AS	17,398,324
1,642,967	Tupras-Turkiye Petrol Rafineriler AS	20,701,264
7,139,226	Turkiye IS Bankasi Class C	38,560,192
4,313,696	Vestel Elektronik Sanayi *	14,984,917
6,788,100	Yapi Ve Kredi Bankasi AS *	25,796,770
		205,506,277

	Venezuela — 0.3%
1,555,412	Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR	29,677,261

	TOTAL COMMON STOCKS (COST $5,812,975,925)	7,563,270,582

Shares	Description	Value ($)

	PREFERRED STOCKS — 13.5%

	Brazil — 10.6%
1,911,553	Banco Bradesco SA 3.66%	61,523,526
575,917	Banco Itau Holding Financeira SA 2.79%	101,344,183
16,529,000	Belgo Mineira (Registered) 3.41%	7,271,525
43,739,998	Caemi Mineracao e Metalurgica SA 3.43%	38,121,600
1,352,707,000	Compania Energetica de Minas Gerais 4.11%	40,982,615
3,502,668,000	Compania Paranaense de Energia 2.89%	20,060,933
516,000	Compania Vale do Rio Doce Class A 3.97%	12,742,063
2,726,953,860	Electrobras (Centro) SA Class B 8.09%	37,347,781
4,490,588	Gerdau SA 8.17%	45,287,939
63,744,925	Investimentos Itau SA 4.28%	130,161,872
58,585,389	Net Servicos de Comunicacoa SA *	15,804,317
8,157,913	Petroleo Brasileiro SA (Petrobras) 4.72%	340,435,008
521,700	Petroleo Brasileiro SA (Petrobras) ADR 6.93%	21,859,230
7,171,823	Sadia SA 4.03%	11,697,557
1,129,765,248	Siderurgica de Tubarao 3.52%	60,766,788
407,300	Tele Centro Oeste Celular SA ADR 3.78%	4,370,329
18,174,124	Unipar, Class B 1.99%	22,477,231
		972,254,497

	India — 0.1%
2,874,016	CBAY Systems Ltd Series E * (c)	7,472,442

	Philippines — 0.0%
50,000	Philippine Long Distance Telephone, Series III	2,450,000

	South Korea — 2.8%
653,200	Hyundai Motor Co 3.72%	21,021,208
679,400	LG Electronics Inc 3.88%	27,843,866
651,353	Samsung Electronics Co Ltd (Non Voting) 2.95%	206,893,765
		255,758,839

	TOTAL PREFERRED STOCKS (COST $611,504,690)	1,237,935,778

See accompanying notes to the Schedule of Investments.

7

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	PRIVATE EQUITY SECURITIES — 0.6%

	Poland — 0.6%
21,635,077	CHP Investors (Multimedia) * (b) (c)	32,019,914
25,091,031	MHP Investors (Tri Media Holdings Ltd) * (b) (c)	27,359,260
		59,379,174

	Russia — 0.0%
90,000	Divot Holdings NV - Class D * (b) (c) (d)	900
124,330	Divot Holdings NV - Class E * (b) (c) (d)	1,243
46,624	Divot Holdings NV, Convertible Securities - Class F * (b) (c) (d)	466
		2,609

	Sri Lanka — 0.0%
1,591,169	Millenium Information Technology * (b) (c)	787,470

	TOTAL PRIVATE EQUITY SECURITIES (COST $64,013,887)	60,169,253

Par Value	Description	Value ($)

	DEBT OBLIGATION — 0.5%

	United States — 0.5%
34,950,000	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (f) (g)	45,150,821

	TOTAL DEBT OBLIGATION (COST $45,892,980)	45,150,821

Shares	Description	Value ($)

	INVESTMENT FUNDS — 0.3%

	India — 0.0%
170	SPG Infinity Technology Fund I * (b) (c)	1,988,181
1,371,900	TDA India Technology Fund II LP * (b) (c)	811,399
100	UTI Masterplus 1991 Units (Shares Under Objection) * (b)	—
		2,799,580

	Kazakhstan — 0.0%
450,000	Kazakhstan Investment Fund * (b) (c)	101,520

	Poland — 0.0%
1,749,150	The Emerging Europe Fund II, LP * (b) (c)	467,990

	Russia — 0.2%
9,500,000	NCH Eagle Fund LP * (b) (c)	16,752,183

	Ukraine — 0.0%
16,667	Societe Generale Thalmann Ukraine Fund * (b) (c)	35,418

	United States — 0.1%
500,000	Martin Curries Sino—American Corp Ltd A Share * (c)	4,525,000

	TOTAL INVESTMENT FUNDS (COST $22,356,270)	24,681,691

See accompanying notes to the Schedule of Investments.

8

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 0.1%

	Brazil — 0.0%
264,531,550	Electrobras (Centro) Rights, Expires 5/23/05	1,098

	India — 0.1%
2,583,067	Arvind Mills Ltd Warrants, Expires 6/12/07 (Goldman Sachs) * (e) (f)	8,458,666
177,835	Hero Honda Motors Ltd Warrants, Expires 5/5/06 (Merrill Lynch) * (e) (f)	2,255,815
32,542	Uniphos Enterprises Ltd Warrants, Expires 1/28/09 (Merrill Lynch) * (e) (f)	19,639
142,330	United Phosphorus Ltd Warrants, Expires 1/28/09 (Merrill Lynch) * (e) (f)	2,642,923
		13,377,043

	Thailand — 0.0%
2,689,393	True Corp Pcl Warrants, Expires 4/03/08 * (b)	—

	TOTAL RIGHTS AND WARRANTS (COST $9,353,313)	13,378,141

Shares	Description	Value ($)

	MUTUAL FUNDS — 0.0%

	Affiliated Issuer
8,064	GMO Special Purpose Holding Fund *	80,402

	TOTAL MUTUAL FUNDS (COST $12,427)	80,402

Par Value	Description	Value ($)

	CONVERTIBLE SECURITIES — 0.0%

	Malaysia — 0.0%
911,400	Berjaya Sports Toto Berhad, 8.00%, due 06/25/12	863,432

	Russia — 0.0%
56,000	Lukinter Finance BV, 3.50%, due 11/29/07 *	95,816

	TOTAL CONVERTIBLE SECURITIES (COST $775,821)	959,248

See accompanying notes to the Schedule of Investments.

9

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.3%

	Cash Equivalents — 2.3%
203,200,000	Rabobank GC Time Deposit, 3.03%, due 06/01/05	203,200,000
4,918,800	The Boston Global Investment Trust (h)	4,918,800
		208,118,800

	TOTAL SHORT-TERM INVESTMENTS (COST $208,118,800)	208,118,800

	TOTAL INVESTMENTS — 99.6%
	(Cost $6,775,004,113)	9,153,744,716

	Other Assets and Liabilities (net) — 0.4%	39,084,237

	TOTAL NET ASSETS — 100.0%	$9,192,828,953

	Notes to Schedule of Investments:

	ADR - American Depositary Receipt
	Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
	GDR - Global Depository Receipt
	NVDR - Non-Voting Depository Receipt
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities having a market value of $4,988,314 collateralized by cash in the amount of $4,918,800 which was invested in short-term instrument.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c)	Direct placement securities are restricted as to resale.
(d)	Bankrupt issuer.
(e)	Structured warrants with risks similar to equity swaps.
(f)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.
(g)	All or a portion of this security is held as collateral for open swap contracts.
(h)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2005, 69.2% of the Net Assets of the Fund were valued using fair value prices based on tools by a third party vendor.

10

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$6,788,327,438	$2,539,591,983	$(174,174,705)	$2,365,417,278

Additional information on each restricted security is as follows:

Issuer, Description	Acquisition Date	Acquisition Cost	Market Value as a Percentage of Fund’s Net Assets	Market Value as of May 31, 2005
CBAY Systems Ltd Series E	5/06/03-3/29/05	$5,444,220	0.08%	$7,472,442
CHP Investors (Multimedia)	12/13/99-3/05/01	22,825,006	0.35%	32,019,914
Divot Holdings NV, Private Equity Securities	9/21/01	124,330	0.00%	1,243
Divot Holdings NV, Private Equity Securities	6/26/00	1,502,100	0.00%	900
Divot Holdings NV, Convertible Securities	3/27/02	46,624	0.00%	466
Kazakhstan Investment Fund	10/16/97	3,285,000	0.00%	101,520
Martin Curries Sino-American Corp Ltd A Share	3/17/05	5,000,000	0.05%	4,525,000
MHP Investors (Tri Media Holdings Ltd)	11/27/01	26,147,396	0.30%	27,359,260
Millenium Information Technology	10/21/99	2,252,570	0.01%	787,470
NCH Eagle Fund LP	1/21/97	9,500,000	0.18%	16,752,183
Societe Generale Thalmann Ukraine Fund	7/15/97	1,123,189	0.00%	35,418
SPG Infinity Technology Fund I	12/23/99	1,190,000	0.02%	1,988,181
TDA India Technology Fund II LP	2/23/00-3/23/04	1,371,900	0.01%	811,399
The Emerging Europe Fund II, LP	12/05/97-3/17/00	1,749,150	0.01%	467,990
U TV Software Communications Ltd.	2/29/00	3,004,959	0.01%	869,273
				$93,192,659

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Receive	(Pay)	Index	Net Unrealized Appreciation (Depreciation)
20,000,024	USD	5/19/2006	Merrill Lynch International	Return on Index	3 month LIBOR -4.00%	MSCI Turkey Total Return Index	$153,999
5,350,609	USD	7/11/2005	Merrill Lynch International	Return on Index	6 month LIBOR -3.75%	MSCI Poland Index	(426,464)
14,510,956	USD	9/9/2005	Morgan Stanley	Return on Index	3 month LIBOR -3.50%	MSCI Taiwan Index	(438,012)
							$(710,477)

11

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

Investments in affiliated issuers

The Fund makes investments in other funds of the GMO Trust (“underlying fund”).  The Schedule of Investments of the underlying fund should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the three months ended May 31, 2005, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Special Purpose Holding Fund	$125,078	$—	$—	$—	$—	$80,402	*
Totals	$125,078	$—	$—	$—	$—	$80,402

* After effect of return of capital distribution of $44,457 on April 5, 2005.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

12

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.9%

	Argentina — 0.7%
29,200	Tenaris SA ADR	2,036,700

	Brazil — 3.7%
109,000	Compania Vale do Rio Doce	3,164,370
1,255	Investimentos Itau SA	2,563
139,000	Petroleo Brasileiro SA (Petrobras)	6,467,437
46,305	Tele Centro Oeste Celular Participacoes SA	484,478
		10,118,848

	Chile — 1.6%
2,700	AFP Provida SA ADR	67,365
19,600	Banco de Chile ADR	680,120
17,900	Banco Santander Chile SA ADR	558,480
26,000	Compania Cervecerias Unidas ADR	609,700
18,400	Compania de Telecommunicaciones de Chile ADR	180,872
52,400	Distribucion y Servicio ADR * (a)	958,920
4,800	Embotelladora Andina SA ADR	56,160
25,300	Lan Airlines SA	928,510
2,600	Sociedad Quimica y Minera de Chile SA ADR	222,092
1,200	Vina Concha y Toro SA ADR	90,300
		4,352,519

	China — 7.7%
572,000	China Life Insurance Co Ltd *	374,268
506,000	China Merchants Holdings International Co Ltd	943,368
3,122,000	China Mobile Ltd	11,365,013
342,000	China Resources Enterprise Ltd	469,345
2,002,000	CNOOC Ltd	1,097,680
880,000	Cosco Pacific Ltd	1,702,327
594,000	Datang International Power Generation Co Ltd Class H	434,112
3,614,592	Denway Motors Ltd	1,271,276
1,692,000	Huaneng Power International Inc Class H	1,207,790
2,576,000	Lenovo Group Ltd	814,847
827,400	PetroChina Co Ltd Class H	531,830
1,033,600	Yanzhou Coal Mining Co Ltd Class H	820,254
		21,032,110

	India — 6.3%
59,100	GAIL India Ltd	288,487
40,500	Hero Honda Motors Ltd	511,230
743,700	Hindustan Lever Ltd	2,433,045
151,700	Infosys Technologies Inc	7,802,277
50,100	ITC Ltd	1,828,113
17,200	Ranbaxy Laboratories Ltd	432,765
84,900	Reliance Industries Ltd	1,038,014
146,500	Satyam Computer Services Ltd	1,522,178
86,500	Wipro Ltd *	1,410,852
		17,266,961

	Indonesia — 1.0%
212,000	Gudang Garam Tbk PT	286,815
3,808,000	Telekomunikasi Indonesia Tbk PT	1,869,781
25,200	Telekomunikasi Indonesia Tbk PT ADR	497,700
		2,654,296

See accompanying notes to the Schedule of Investments.

1

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Israel — 3.9%
123,700	Check Point Software Technologies *	2,809,227
77,900	Teva Pharmaceutical Industries	2,591,141
162,200	Teva Pharmaceutical Industries ADR	5,412,614
		10,812,982

	Malaysia — 3.4%
68,000	British American Tobacco Berhad	724,300
255,000	Genting Berhad	1,200,272
270,000	IOI Corp Berhad	653,080
549,000	Magnum Corp Berhad	288,658
159,000	Malakoff Berhad	305,121
37,000	Malaysian International Shipping Berhad	169,319
296,100	Malaysian International Shipping Berhad (Foreign Registered)	1,345,759
881,800	Maxis Communications Berhad	2,284,094
282,000	Resorts World Berhad	714,751
525,000	Sime Darby Berhad	801,412
88,000	Tanjong	296,229
116,837	Telekom Malaysia Berhad	300,705
571,640	YTL Power International Berhad	299,299
		9,382,999

	Mexico — 6.2%
50,800	America Movil SA de CV Class L ADR	2,879,344
110,000	Cemex SA de CV CPO	836,899
123,000	Fomento Economico Mexicano SA de CV	671,822
356,000	Grupo Modelo SA de CV Class C	1,079,348
114,000	Kimberly Clark de Mexico Series A	362,916
406,200	Telefonos de Mexico SA de CV Class L ADR	7,579,692
983,866	Walmart de Mexico SA de CV Class V	3,728,700
		17,138,721

	Philippines — 0.4%
11,000	Philippine Long Distance Telephone	297,627
508,101	San Miguel Corp Class B	843,315
		1,140,942

	Poland — 1.6%
187,500	Polski Koncern Naftowy Orlen SA	2,542,649
12,000	Prokom Software SA *	339,542
291,500	Telekomunikacja Polska SA	1,613,207
		4,495,398

	Russia — 5.6%
187,600	Lukoil ADR	6,519,100
13,800	MMC Norilsk Nickel ADR	802,125
86,600	Mobile Telesystems ADR	3,039,660
12,100	OAO Gazprom ADR (a)	409,585
23,100	Sibneft ADR *	354,007
115,700	Surgutneftegaz ADR (a)	3,904,875
10,300	Vimpel-Communications ADR *	381,512
		15,410,864

	South Africa — 9.6%
62,000	ABSA Group Ltd	753,014
289,000	African Bank Investments Ltd	702,502
28,000	Anglo American Platinum Corp	1,203,465
9,000	AngloGold Ltd	303,767
45,000	Barlow Ltd	581,582

See accompanying notes to the Schedule of Investments.

2

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

156,000	Bidvest Group Ltd	1,585,956
7,000	Edgars Consolidated Stores Ltd	274,125
851,004	FirstRand Ltd	1,715,503
48,000	Goldfields Ltd	526,590
36,000	Impala Platinum Holdings Ltd	3,024,506
97,000	Imperial Holdings Ltd *	1,426,412
31,000	JD Group Ltd	274,084
45,000	MTN Group Ltd	296,986
104,000	Nampak Ltd	229,485
37,000	Nedcor Ltd	412,240
389,000	Old Mutual Plc	827,936
59,000	Remgro Ltd	903,430
150,000	RMB Holdings Ltd	475,930
268,000	Sasol Ltd	6,634,013
243,614	Standard Bank Group Ltd	2,217,512
589,000	Steinhoff International Holdings	1,170,623
62,000	Tiger Brands Ltd	984,730
		26,524,391

	South Korea — 18.5%
30,900	Daewoo Shipbuilding & Marine Engineering Co Ltd	622,089
59,000	Hyundai Mobis	3,878,621
49,430	Hyundai Motor Co	2,764,440
20,100	Kangwon Land Inc	288,501
60,000	KIA Motors Corp	856,487
26,200	Korea Electric Power Corp	770,727
66,500	KT Corp ADR	1,391,845
23,900	KT Freetel Co Ltd	545,854
39,400	KT&G Corp	1,411,172
35,300	LG Chemicals Ltd	1,281,391
9,900	LG Electronics Inc	714,716
29,200	LG Engineering & Construction Ltd	908,091
13,300	NCSoft Corp *	1,159,550
7,200	NHN Corp *	766,624
24,000	POSCO	4,277,727
16,600	Samsung Electro Mechanics Co	401,534
38,600	Samsung Electronics Co Ltd	18,622,554
30,400	Samsung SDI Co Ltd	2,893,177
4,300	Shinsegae Co Ltd	1,456,958
11,400	SK Telecom Co Ltd	2,078,218
186,500	SK Telecom Co Ltd ADR	3,901,580
		50,991,856

	Taiwan — 17.5%
438,000	Acer Inc	828,716
1,369,900	Asustek Computer Inc	3,769,699
616,300	Benq Corp	633,796
269,000	China Motor Corp	276,719
1,012,000	China Steel Corp	984,552
651,000	Chunghwa Telecom Co Ltd	1,287,247
1,013,000	CMC Magnetics Corp	467,575
1,540,612	Compal Electronics Inc	1,473,079
311,000	Delta Electronics Inc	503,255
927,000	Formosa Chemicals & Fibre Co	1,678,016
669,000	Formosa Petrochemical Corp	1,340,756
582,880	Formosa Plastics Corp	990,353
1,619,199	Hon Hai Precision Industry Co Ltd	8,474,262
730,351	Inventec Co Ltd	337,421
426,000	MediaTek Inc	3,667,927
2,064,000	Nan Ya Plastic Corp	2,821,399
1,189,933	Quanta Computer Inc	2,171,031

See accompanying notes to the Schedule of Investments.

3

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

485,000	Realtek Semiconductor Corp	491,079
331,000	Sunplus Technology Co Ltd	459,380
8,387,000	Taiwan Semiconductor Manufacturing Co Ltd	15,121,228
664,000	United Microelectronics Corp *	447,369
		48,224,859

	Thailand — 2.3%
478,800	Advanced Info Service Pcl (Foreign Registered) (b)	1,107,851
79,000	Advanced Info Service Pcl NVDR	181,799
823,000	BEC World Pcl (Foreign Registered)	251,174
141,000	PTT Exploration & Production Pcl (Foreign Registered) (b)	1,179,916
449,611	PTT Pcl (Foreign Registered) (b)	2,179,999
157,000	PTT Pcl NVDR	761,236
433,000	Shin Corp Pcl (Foreign Registered) (b)	397,192
48,000	Siam Cement Pcl (Foreign Registered)	288,260
2,439,000	Tanayong Pcl (Foreign Registered) * (c)	600
		6,348,027

	Turkey — 0.9%
128,647	Akbank TAS	686,699
59,030	Arcelik AS	309,591
136,153	KOC Holding AS	576,842
14,630	KOC Holding AS (New Shares) *	60,042
36,275	Tupras-Turkiye Petrol Rafineriler AS	457,062
105,135	Vestel Elektronik Sanayi *	365,218
		2,455,454

	TOTAL COMMON STOCKS (COST $233,004,735)	250,387,927

Shares	Description	Value ($)

	PREFERRED STOCKS — 6.0%

	Brazil — 5.6%
4,000	Banco Itau Holding Financeira SA 2.79%	703,880
457,000	Caemi Mineracao e Metalurgica SA 3.43%	398,298
9,753,000	Companhia de Bebidas das Americas 3.03%	2,914,769
83,000	Compania Vale do Rio Doce Class A 3.97%	2,049,595
44,000	Empresa Brasileira de Aeronautica SA ADR 3.84%	1,333,200
33,000	Gerdau SA 8.17%	332,808
162,000	Investimentos Itau SA 4.28%	330,791
178,000	Petroleo Brasileiro SA (Petrobras) 4.72%	7,428,056
		15,491,397

	South Korea — 0.4%
3,100	Samsung Electronics Co Ltd (Non Voting) 2.95%	984,674

	TOTAL PREFERRED STOCKS (COST $14,324,233)	16,476,071

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 0.0%

	Thailand — 0.0%
480,663	True Corp Pcl Warrants, Expires 4/03/08 * (b)	—

	TOTAL RIGHTS AND WARRANTS (COST $0)	—

See accompanying notes to the Schedule of Investments.

4

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.2%

	Cash Equivalents — 3.2%
2,000,000	Barclays GC Time Deposit 3.06% 06/01/05	2,000,000
2,000,000	HSBC Bank USA Time Deposit, 3.03%, due 06/01/05	2,000,000
1,000,000	Rabobank GC Time Deposit, 3.00%, due 06/01/05	1,000,000
3,929,950	The Boston Global Investment Trust (d)	3,929,950
		8,929,950

	TOTAL SHORT-TERM INVESTMENTS (COST $8,929,950)	8,929,950

	TOTAL INVESTMENTS — 100.1%
	(Cost $256,258,918)	275,793,948

	Other Assets and Liabilities (net) — (0.1%)	(311,715)

	TOTAL NET ASSETS — 100.0%	$275,482,233

	Notes to Schedule of Investments:

ADR - American Depositary Receipt
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
NVDR - Non-Voting Depository Receipt
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities having a market value of $3,747,540 collateralized by cash in the amount of $3,929,950 which was invested in a short-term instrument.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c)	Bankrupt issuer.
(d)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2005, 65.3% of the Net Assets of the Fund were valued using fair value prices based on tools by a third party vendor.

5

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$256,434,987	$23,426,037	$(4,067,076)	$19,358,961

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

6

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.2%

	Australia — 1.8%
458,700	Commonwealth Bank of Australia	12,813,852
5,143,500	Foster’s Group Ltd	20,931,375
76,000	Lihir Gold Ltd ADR 144A*	1,249,440
1,293,150	National Australia Bank Ltd	30,693,990
10,946,321	Pasminco Ltd * (a) (b)	—
1,787,286	Telstra Corp Ltd	6,771,825
1,189,127	Westpac Banking Corp	17,630,099
912,931	Woolworths Ltd (b)	11,058,308
		101,148,889

	Austria — 0.7%
223,100	Erste Bank Der Oesterreichischen Sparkassen AG	10,983,460
29,330	Flughafen Wien AG (b)	1,878,511
34,440	OMV AG	12,061,897
385,500	Telekom Austria AG	7,184,914
131,530	Wienerberger AG	5,829,083
		37,937,865

	Belgium — 1.4%
189,420	Belgacom SA	6,480,483
25,192	CIE Francois d’ Entreprises (b)	10,163,473
110,820	Dexia (b)	2,404,454
36,883	Electrabel SA (b)	16,239,082
211,095	Fortis (b)	5,742,476
51,485	Groupe Bruxelles Lambert SA	4,379,120
252,565	KBC Bancassurance Holding	20,474,696
70,762	Solvay SA (b)	7,674,816
101,259	UCB SA* (b)	4,627,690
		78,186,290

	Brazil — 0.5%
90,800	All America Latina	2,634,123
533,600	Compania de Concessoes Rodoviarias	12,877,709
505,650	Gerdau SA	4,281,079
76,800	Unibanco-Uniao de Bancos Brasileiros SA GDR	2,757,120
686,000	Votorantim Celulose e Papel SA ADR	8,225,140
		30,775,171

	Canada — 1.1%
143,900	Canadian Imperial Bank of Commerce	8,321,942
241,000	Canfor Corp *	3,024,020
1,590,100	Hudson’s Bay Co	16,911,914
839,300	Ivanhoe Mines Ltd*	6,238,583
220,100	KAP Resources Ltd*	1,754
120,000	Manulife Financial Corp	5,513,384
445,400	Patheon Inc*	3,867,798
1,506,400	QLT Inc*	15,601,657
		59,481,052

	China — 0.1%
18,306,000	China Telecom Corp Ltd	6,369,166

	Denmark — 0.9%
1,291,400	Danske Bank A/S	37,057,837
554,700	H. Lundbeck A/S (b)	13,883,661
		50,941,498

See accompanying notes to the Schedule of Investments.

1

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments - (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Finland — 1.6%
328,700	Jaakko Poyry Group Oyj	10,121,429
2,199,600	Nokia Oyj	36,995,689
383,700	Ramirent Oyj	6,298,689
317,300	Rapala VMC Oyj	2,184,626
168,985	Stockmann Oyj AB Class B	5,603,522
1,441,500	Uponor Oyj	26,737,767
		87,941,722

	France — 5.2%
48,260	Accor SA (b)	2,224,992
218,600	Arcelor	4,346,689
113,340	Assurances Generales de France (b)	9,090,955
463,440	Axa	11,311,853
107,905	BIC SA (b)	5,793,659
380,171	BNP Paribas (b)	25,556,928
6,082	Cap Gemini SA *	194,028
29,410	Casino Guichard Perrachon SA (b)	2,195,484
234,660	Cie de Saint-Gobain	13,497,347
185,717	Credit Agricole SA	4,815,715
514,892	France Telecom SA (b)	14,639,399
107,676	Groupe Danone (b)	9,892,820
17,475	Guyenne et Gascogne SA (b)	2,122,466
94,492	Imerys SA (b)	6,809,445
28,578	Lafarge SA (b)	2,586,015
128,166	Lagardere S.C.A.	9,125,497
83,100	M6-Metropole Television	2,076,230
163,104	Michelin SA Class B (b)	10,302,563
30,083	Pernod-Ricard (b)	4,646,498
265,272	Peugeot SA (b)	15,876,109
80,300	Publicis Groupe	2,355,271
215,233	Sanofi-Aventis (b)	19,368,420
101,964	Schneider Electric SA	7,496,777
24,831	Sequana Capital	703,336
53,400	Societe Generale (b)	5,247,073
1,319,420	Suez SA	35,487,456
102,440	Technip SA	4,524,735
108,114	Thales SA (b)	4,315,555
209,100	Total SA	46,499,802
115,031	Wendel Investissement (b)	9,146,131
		292,249,248

	Germany — 8.6%
279,120	Adidas-Salomon AG	46,429,464
435,591	Allianz AG (Registered)	51,286,542
164,900	BASF AG (b)	10,943,717
396,700	Bayerische Motoren Werke AG	17,152,254
445,510	Commerzbank AG (b)	9,675,850
110,520	Continental AG	7,826,863
1,334,917	DaimlerChrysler AG (Registered)	53,818,373
756,700	Depfa Bank Plc	12,100,295
242,500	Deutsche Bank AG (Registered)	18,866,153
2,348,023	Deutsche Lufthansa AG (Registered (b)	29,607,847
3,260,238	Deutsche Telekom (Registered)	60,587,902
388,870	Fraport AG (b)	16,056,059
311,018	Heidelberger Druckmaschinen * (b)	9,602,334
444,800	Infineon Technologies AG*	3,917,155
339,974	Muenchener Rueckversicherungs AG (Registered)	37,171,177
89,770	Repower Systems AG (Registered) (b)	1,657,605
968,237	Siemens AG (Registered)	70,868,996
561,950	Volkswagen AG	24,731,284
		482,299,870

See accompanying notes to the Schedule of Investments.

2

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments - (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Hong Kong — 2.1%
4,410,000	China Resources Peoples Telephone Co Ltd	1,403,768
7,750,000	China Resources Power Holdings Co	4,475,872
2,136,500	CLP Holdings Ltd	12,211,388
902,000	Dah Sing Financial Services	5,847,966
7,991,000	Hang Lung Properties Ltd	11,571,331
5,084,000	Hong Kong Land Holdings	14,369,926
6,746,000	Hopewell Highway Infrastructure Ltd	4,678,201
2,702,500	Jardine Strategic Holdings Ltd	27,025,000
2,470,000	Kerry Properties Ltd	5,404,358
812,000	Swire Pacific Ltd Class A	6,922,103
8,450,000	Swire Pacific Ltd Class B	13,501,363
553,500	Wing Hang Bank Ltd	3,943,958
2,488,000	Yue Yuen Industrial Holdings	7,374,382
		118,729,616

	India — 0.9%
1,528,003	Arvind Mills Ltd*	4,953,726
700,000	Gujarat Ambuja Cements Ltd	7,252,008
160,000	Hindalco Industries Ltd	4,131,003
254,700	Hindalco Industries Ltd GDR	6,670,593
850,000	ICICI Bank Ltd	7,599,935
3,758,989	Mirc Electronics Ltd	1,982,521
421,664	Oil & Natural Gas Corp Ltd	8,869,778
645,008	Punjab National Bank	5,622,022
143,945	Reliance Industries Ltd GDR 144A	3,613,020
		50,694,606

	Ireland — 1.5%
1,849,840	Allied Irish Banks Plc	38,511,247
1,892,770	Bank of Ireland	28,864,900
265,624	CRH Plc	6,717,995
425,300	Grafton Group Plc*	4,945,266
224,000	Irish Life & Permanent Plc	3,725,208
		82,764,616

	Italy — 4.0%
675,200	Alleanza Assicurazioni SPA (b)	7,218,576
264,531	Assicurazioni Generali SPA (b)	8,036,339
1,479,028	Banca Intesa SPA	6,907,514
944,623	Banca Intesa SPA (Savings Shares)	3,974,614
914,124	Banca Monte dei Paschi di Siena SPA (b)	3,282,724
259,554	Buzzi Unicem SPA	3,734,740
178,447	Danieli and Co SPA (Savings Shares)	756,019
1,636,557	Edison SPA * (b)	3,707,727
2,795,035	Enel SPA	25,141,548
2,244,121	ENI SPA	57,472,402
813,510	Fiat SPA * (b)	5,481,230
9,068,400	Finmeccanica SPA	8,256,633
221,146	Gruppo Editoriale L’Espresso (b)	1,263,478
505,070	Italcementi SPA - RNC	5,611,276
58,000	Pagnossin SPA*	43,637
533,371	Riunione Adriatica di Sicurta SPA (b)	10,284,252
809,300	Snam Rete Gas SPA (b)	4,334,187
9,099,276	Telecom Italia Di RISP	24,076,035
11,149,198	Telecom Italia SPA	35,791,811
1,634,182	UniCredito Italiano SPA (b)	8,458,427
		223,833,169

See accompanying notes to the Schedule of Investments.

3

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments - (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Japan — 21.0%
889,600	Aisin Seiki Co Ltd	19,741,292
400,568	Arisawa Manufacturing Co Ltd (b)	11,566,502
843,000	Asahi Breweries	10,227,055
416,000	Asahi Glass Co Ltd	4,482,884
946,000	Asahi Kasei Corp	4,609,447
672,400	Astellas Pharma Inc.	23,941,738
1,027,000	Canon Inc	55,535,267
1,210,100	Chubu Electric Power Co Inc	28,072,361
1,143,000	Daikin Industries Ltd	27,822,229
1,666,000	Daimaru Inc	14,261,327
2,637,000	Daiwa Securities Co Ltd	16,650,371
1,380,400	Denso Corp	31,303,863
5,880	East Japan Railway Co	29,139,736
806,500	Eisai Co Ltd	27,247,773
92,200	Electric Power Development Co	2,611,551
192,600	Fanuc Ltd	11,893,732
4,213,000	Fujitsu Ltd	23,038,032
747,400	Honda Motor Co Ltd	36,786,789
300	INPEX Corp	1,539,968
801,700	Isetan Co Ltd	10,277,802
2,907,000	Isuzu Motors Ltd (b)	7,564,749
4,830,000	Itochu Corp	23,313,451
1,055,200	JFE Holdings Inc	26,439,800
429,000	JSR Corp	9,001,758
958,000	Kaneka Corp	9,973,320
1,268,000	Kao Corp	29,306,825
5,820	KDDI Corp	26,616,577
1,469,000	Komatsu Ltd	10,969,641
250,000	Konica Minolta Holdings Inc	2,233,209
138,718	Kose Corp	4,682,561
2,693,000	Kubota Corp	14,886,311
225,500	Lawson Inc	8,207,391
414,300	Marui Co Ltd	5,748,841
3,974,000	Matsushita Electric Industrial Co Ltd	59,197,031
2,100,200	Mitsubishi Corp	27,719,083
5,751,000	Mitsubishi Electric Corp	31,213,605
1,812,000	Mitsubishi Rayon Co Ltd	7,301,893
1,271	Mitsubishi Tokyo Financial Group Inc	10,504,388
1,361,000	Mitsui Fudosan Co Ltd	15,149,987
2,610,000	Mitsui Mining & Smelting Co Ltd	11,302,862
1,227,000	Mitsui OSK Lines Ltd	7,352,369
6,303	Mizuho Financial Group Inc	29,650,960
364,000	Mori Seiki Co (b)	3,750,238
290,800	Namco Ltd	3,924,803
2,951,500	Nippon Mining Holdings Inc	16,095,861
1,843,000	Nippon Oil Corp	12,020,070
1,204,000	Nishi Nippon City Bank Ltd	4,946,102
2,669,100	Nissan Motor Co	26,158,105
608,000	Nisshin Oillio Group Ltd (b)	3,433,454
222,700	Nissin Food Products Co Ltd	5,879,892
461	Nomura Real Estate Office Fund (REIT)	3,390,352
1,930,000	NTN Corp	10,442,183
416,500	Omron Corp	9,142,631
185,000	Onward Kashiyama Co Ltd	2,249,286
165,800	ORIX Corp	23,863,914
406,000	Sega Sammy Holdings Inc	23,364,239
624,000	Sekisui Chemical Co Ltd	4,321,992
2,320,000	Sumitomo Electric Industries Ltd	24,334,029
2,439,000	Sumitomo Heavy Industries Ltd	12,031,332
4,758	Sumitomo Mitsui Financial Group Inc	30,745,671

See accompanying notes to the Schedule of Investments.

4

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments - (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

2,412,000	Taisei Corp	7,985,301
458,600	Takeda Pharmaceutical Co Ltd	22,025,263
4,202,000	Tokyo Gas Co Ltd	16,459,714
99,600	Tokyo Seimitsu Co Ltd (b)	4,007,221
914,000	Tokyo Tatemono Co Ltd	6,314,311
2,492,000	Toray Industries Inc	11,039,883
2,581,000	Tosoh Corp	10,501,782
827,000	Toto Ltd	6,541,601
2,137,800	Toyota Motor Corp	75,990,284
676,000	Ushio Inc	13,030,663
1,928	West Japan Railway Co	6,580,976
781,700	Yokogawa Electric Corp	9,643,180
		1,179,300,664

	Malaysia — 0.3%
2,082,000	IOI Corp Berhad	5,035,974
1,500,000	Malaysian International Shipping Berhad (Foreign Registered)	6,817,421
1,547,400	Proton Holdings Berhad	2,888,466
		14,741,861

	Mexico — 0.1%
769,300	Alfa SA de CV Class A	4,417,466

	Netherlands — 4.1%
674,253	ABN Amro Holdings NV	15,658,469
1,048,049	Aegon NV	13,418,570
381,902	Akzo Nobel NV	15,003,044
626,650	Fortis NV	17,028,503
33,708	Fugro NV	3,036,506
1,204,454	Hagemeyer NV* (b)	2,861,421
139,274	Hal Trust (Participating Units)	6,698,032
1,477,767	ING Groep NV	40,888,576
318,213	Koninklijke Ahold NV*	2,402,051
948,300	Koninklijke KPN NV	7,541,172
180,831	Koninklijke Wessanen NV (b)	2,469,656
1,295,232	Philips Electronics NV	33,130,675
92,391	Philips Electronics NV ADR	2,367,057
339,770	Royal Dutch Petroleum	19,842,002
162,007	TNT NV	4,138,307
100,723	Unilever NV	6,677,681
42,734	Univar NV	1,287,445
143,310	Van Ommeren Vopak NV	3,280,341
1,035,714	VNU NV	28,174,050
70,787	Wereldhave NV	7,213,971
		233,117,529

	New Zealand — 0.7%
394,477	Air New Zealand	404,456
8,431,343	Telecom Corp of New Zealand	35,570,052
8,100,237	Trans Tasman Properties Ltd *	2,285,510
		38,260,018

	Norway — 2.3%
2,628,900	DnB NOR ASA	25,427,379
978,398	Ekornes ASA (b)	19,062,959
336,600	Norsk Hydro ASA	27,280,514
1,171,620	Prosafe ASA (b)	35,206,034
478,500	Statoil ASA	8,423,021
1,756,600	Telenor ASA (b)	13,989,027
		129,388,934

See accompanying notes to the Schedule of Investments.

5

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments - (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Singapore — 1.2%
4,669,940	Allgreen Properties Ltd	3,018,875
11,015,000	Chartered Semiconductor Manufacturing Ltd*	7,927,522
8,833,000	ComfortDelgro Corp Ltd	8,993,041
1,543,580	DBS Group Holdings Ltd	12,852,887
1,100,000	Keppel Corp Ltd	7,628,792
1,865,000	Parkway Holdings Ltd	2,011,130
10,955,000	People’s Food Holdings Ltd	6,129,489
902,000	Singapore Airlines Ltd	6,204,849
4,732,220	Singapore Telecommunications	7,374,859
7,395,000	Unisteel Technology Ltd	7,440,697
		69,582,141

	South Korea — 1.1%
19,865	Hansol Paper Co	192,949
230,720	Korea Electric Power Corp	6,787,103
1,459,100	KT Corp ADR	30,538,963
297,000	Samsung Electro Mechanics Co	7,184,068
113,840	Samsung SDI Co Ltd	10,834,187
30,620	SK Telecom Co Ltd	5,582,020
147,700	SK Telecom Co Ltd ADR	3,089,884
		64,209,174

	Spain — 4.1%
446,340	ACS, Actividades de Construccion y Servicios SA	11,858,720
366,760	Altadis SA	15,035,294
53,900	Antena 3 de Television SA	1,079,042
1,756,392	Banco Bilbao Vizcaya Argentaria SA	27,541,157
136,863	Banco Popular Espanol	8,153,392
1,087,932	Banco Santander Central Hispano SA	12,427,928
1,178,318	Endesa SA	25,644,912
337,600	Gas Natural SDG SA	9,463,205
1,182,923	Iberdrola SA	30,173,210
174,100	Inditex SA	4,934,968
124,750	Red Electrica de Espana	3,090,900
1,179,129	Repsol YPF SA	29,486,613
2,492,463	Telefonica SA	41,788,322
141,477	Transportes Azkar SA	1,170,995
289,290	Union Fenosa SA	8,705,953
		230,554,611

	Sweden — 0.7%
717,390	Autoliv Inc SDR (b)	33,320,275
1,038,250	Lundin Mining Corp SDR*	8,785,111
		42,105,386

	Switzerland — 3.2%
331,116	ABB Ltd*	2,162,432
117,270	Baloise Holding Ltd	6,123,392
1,620	Bank Sarasin & Cie AG Class B (Registered)	2,726,268
2,822	Banque Cantonale Vaudoise	623,261
2,666	Belimo Holding AG (Registered)	1,579,702
20,560	Bobst Group AG (Registered)	810,755
90,460	Converium Holding AG*	708,870
441,250	Credit Suisse Group	17,651,803
9,335	Energiedienst Holding AG (Registered)	3,028,297
6,697	Forbo Holdings AG (Registered)*	1,276,598
11,768	Geberit AG (Registered)	7,728,631
196,505	Holcim Ltd	11,945,291
880	Jelmoli Holding AG (Bearer)	1,195,237

See accompanying notes to the Schedule of Investments.

6

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments - (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

4,836	Jelmoli Holding AG (Registered)	1,304,732
32,499	Lonza Group AG (Registered)	1,982,326
102,120	Nestle SA (Registered)	26,878,324
522,784	Novartis AG (Registered)	25,520,502
9,310	Rieter Holding AG (Registered)	2,523,170
55,100	Swatch Group AG (b)	7,287,751
19,900	Swiss Life Holding*	2,627,562
504	Swiss National Insurance Co (Registered)	254,021
128,226	Swiss Reinsurance Co	7,937,492
31,330	Swisscom AG (Registered)	10,485,348
204,340	UBS AG (Registered)	15,781,490
59,970	Unique Zurich Airport*	8,403,697
18,941	Valora Holding AG*	4,156,187
28,841	Zurich Financial Services AG*	4,790,900
		177,494,039

	Taiwan — 1.0%
483,700	Chunghwa Telecom Co Ltd ADR	10,070,634
652,330	Compal Electronics GDR 144A (b)	3,131,184
4,062,000	Compal Electronics Inc	3,883,940
20,071,000	Mega Financial Holdings Co Ltd	13,004,203
646,070	Standard Foods Corp	236,309
38,139,000	United Microelectronics Corp*	25,696,068
		56,022,338

	Thailand — 0.3%
786,000	Siam Cement Pcl (Foreign Registered)	4,720,256
813,500	Siam Cement Pcl (Foreign Registered NVDR)	4,645,139
16,559,000	Sino Thai Engineering & Construction Pcl (Foreign Registered) (a)	4,197,827
3,117,000	Thai Airways International Pcl (Foreign Registered) (a)	3,394,715
1,528,800	Tipco Asphalt Pcl (Foreign Registered)* (a)	778,887
		17,736,824

	United Kingdom — 23.7%
1,293,391	Allied Domecq Plc	16,290,790
860,900	Amvescap Plc	5,050,476
178,900	Anglo American Plc	4,262,503
767,408	Associated British Foods Plc	11,156,912
764,800	AstraZeneca Plc	32,405,724
2,216,616	Aviva Plc	24,800,050
209,372	AWG Plc	3,406,624
1,421,628	BAA Plc	16,081,704
7,388,910	BAE Systems Plc	36,193,515
5,683,794	Barclays Plc	53,864,766
896,942	BBA Group Plc	4,899,931
2,436,846	BG Group Plc	18,454,103
579,847	BHP Billiton Plc	7,008,602
253,500	BOC Group	4,629,518
649,990	Boots Group Plc	7,162,880
6,745,351	BP Plc	67,653,612
454,033	BPB Plc	4,229,730
224,100	Brambles Industries Plc	1,225,179
501,600	British Energy Plc (Deferred Shares* (a)	—
804,676	British Sky Broadcasting Plc	7,979,391
8,441,501	BT Group Plc	32,759,612
521,962	Bunzl Plc	5,093,784
2,765,801	Cable & Wireless Plc	6,735,493
718,800	Cadbury Schweppes Plc	7,000,995
951,047	Cattle’s Plc	5,499,829
4,922,457	Centrica Plc	20,751,464
329,700	Cobham Group Plc	8,444,884

See accompanying notes to the Schedule of Investments.

7

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments - (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

2,215,100	Compass Group Plc	8,724,314
2,036,297	Diageo Plc	29,287,469
1,903,594	Dixons Group Plc	5,222,775
55,095	DX Services Plc	345,671
526,698	FKI Plc	924,236
1,812,640	Gallaher Group Plc	27,922,750
3,192,720	GlaxoSmithKline Plc	79,019,795
753,389	GUS Plc	11,600,626
741,658	Hanson Plc	6,840,217
1,122,900	Hays Plc	2,535,836
3,351,922	HBOS Plc	48,755,456
1,717,091	Hilton Group Plc	8,863,030
3,246,982	HSBC Holdings Plc	51,348,492
1,005,670	ICAP Plc	5,018,049
755,120	Imperial Chemical Industries Plc	3,492,067
1,104,418	Imperial Tobacco Group Plc	29,875,997
241,442	Intercontinental Hotels Group Plc	2,803,931
1,577,300	International Power Plc*	5,549,652
3,918,000	ITV Plc	8,146,727
1,444,640	J Sainsbury Plc	7,511,333
2,291,250	John Wood Group Plc	6,102,340
343,370	Johnson Matthey Plc	6,101,548
283,803	Kesa Electricals Plc	1,380,576
1,486,434	Kingfisher Plc	6,948,321
8,637,744	Legal & General Group Plc	17,010,940
4,319,420	Lloyds TSB Group Plc	35,584,187
131,938	Lonmin Plc	2,461,553
1,255,000	Matalan Plc	4,204,029
1,936,500	Misys Plc	7,611,195
402,128	Mitchells & Butlers Plc	2,366,029
1,182,700	Morrison Supermarkets	4,064,348
2,030,144	National Grid Transco Plc	19,831,190
180,132	Next Plc	4,710,824
633,700	Northern Rock Plc	8,482,497
2,112,101	O2 Plc (Ordinary Shares) *	4,893,321
1,205,500	Pearson Plc	14,422,125
1,307,017	Peninsular & Oriental Steam Navigation Co	7,372,177
1,471,606	Photo-Me International Plc	2,400,499
2,415,356	Prudential Plc	21,431,211
337,590	Reed Elsevier Plc	3,219,122
2,581,620	Rentokil Initial Plc	6,926,822
621,169	Reuters Group Plc	4,364,558
625,836	Rexam Plc	5,477,469
1,500,000	Royal & Sun Alliance Insurance Group	2,100,658
3,041,495	Royal Bank of Scotland Group	89,247,924
1,140,400	SABMiller Plc	17,512,546
1,283,000	Sage Group Plc	5,038,491
1,534,421	Scottish & Newcastle Plc	13,257,874
912,260	Scottish & Southern Energy Plc	16,270,008
1,549,700	Scottish Power Plc	13,054,227
773,363	Severn Trent Plc	14,231,530
5,650,150	Shell Transport & Trading Co Plc (Registered)	49,087,016
665,100	Shire Pharmaceuticals Plc	7,058,434
635,595	Slough Estates Plc	5,938,007
597,432	Smith (David S. Holdings Plc)	1,673,551
100,000	SSL International Plc	507,298
282,734	Standard Chartered Plc	5,118,037
1,127,600	Tesco Plc	6,419,603
226,228	TI Automotive Ltd Class A* (a)	—
948,246	Tomkins Plc	4,643,296
216,525	Travis Perkins Plc	6,874,552

See accompanying notes to the Schedule of Investments.

8

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments - (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

340,847	Trinity Mirror Plc	3,858,632
1,182,332	Unilever Plc	11,536,561
803,784	United Utilities Plc	9,901,985
194,657	United Utilities Plc Class A	1,760,633
418,980	Viridian Group Plc	5,645,175
25,395,673	Vodafone Group Plc	63,935,945
280,066	Whitbread Plc	4,624,243
652,021	Wolseley Plc	13,326,844
746,400	WPP Group Plc	7,955,416
		1,334,775,861

	TOTAL COMMON STOCKS (COST $4,308,945,223)	5,295,059,624

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.8%

	Brazil — 0.1%
696,700	Suzano Bahia Sul Papel e Celulose SA 1.86%	2,934,844

	France — 0.0%
21,058	Casino Guichard Perrachon SA 3.88% (b)	1,419,564

	Germany — 0.7%
222,590	Henkel KGaA 1.88%	20,454,445
635,299	Volkswagen AG 3.96%	20,414,599
		40,869,044

	Italy — 0.0%
165,933	Fiat SPA*	894,245
72,871	IFI Istituto Finanziario Industries*	989,883
		1,884,128

	TOTAL PREFERRED STOCKS (COST $44,047,473)	47,107,580

Par Value		Description	Value ($)

		CONVERTIBLE SECURITIES — 0.7%

		Japan — 0.7%
JPY	1,866,000,000	SMFG Finance Ltd 144A, 2.25, due 07/11/05	38,769,337

		TOTAL CONVERTIBLE SECURITIES (COST $16,035,135)	38,769,337

See accompanying notes to the Schedule of Investments.

9

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments - (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 0.0%

		United Kingdom — 0.0%
GBP	102,000	BG Transco Holdings Plc, 7.00%, due 12/16/24	221,407
GBP	102,000	BG Transco Holdings Plc, 4.19%, due 12/14/22	250,734
GBP	102,000	BG Transco Holdings Plc, Variable Rate, 5.80%, due 12/14/09	188,662
			660,803

		TOTAL DEBT OBLIGATIONS (COST $381,363)	660,803

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 0.0%

	Thailand — 0.0%
2,759,833	Sino Thai Engineering & Construction Pcl Warrants, Expires 4/18/08*	82,646

	TOTAL RIGHTS AND WARRANTS (COST $215,949)	82,646

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 8.7%

	Cash Equivalents — 8.7%
74,800,000	Dresdner GC Time Deposit 3.03% due 06/01/05	74,800,000
413,496,718	The Boston Global Investment Trust (c)	413,496,718
		488,296,718

	TOTAL SHORT-TERM INVESTMENTS (COST $488,296,718)	488,296,718

	TOTAL INVESTMENTS — 104.4%
	(Cost $4,857,921,861)	5,869,976,708

	Other Assets and Liabilities (net — (4.4%)	(248,284,777)

	TOTAL NET ASSETS — 100.0%	$5,621,691,931

See accompanying notes to the Schedule of Investments.

10

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments - (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

Variable rates - The rates shown on variable rate notes are the current interest rates at May 31, 2005, which are subject to change based on the terms of the security.

*                 Non-income producing security.

(a)          Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(b)         All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities having a market value of $386,623,695 collateralized by cash in the amount of $413,496,718 which was invested in a short-term instrument.

(c)          All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.  As of May 31, 2005, 90.1% of the Net Assets of the Fund were valued using fair value prices based on tools by a third party vendor.

Currency Abbreviations:

GBP - British Pound

JPY - Japanese Yen

11

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments - (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$4,861,631,739	$1,080,134,004	$(71,690,706)	$1,008,443,298

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

12

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.0%

	Australia — 0.5%
94,000	Bradken Ltd	159,881
1,293,465	Brazin Ltd	1,833,645
480,797	Consolidated Rutile Ltd	157,787
1,046,142	David Jones Ltd (a)	1,419,901
35,234	ION Ltd (a) (b)	—
6,000	Lihir Gold Ltd ADR 144A *	98,640
1,208,500	Pacifica Group Ltd (a)	1,380,854
825,000	Pasminco Ltd * (b)	—
		5,050,708

	Austria — 1.3%
29,000	Boehler Uddeholm (Bearer)	3,742,735
41,400	Erste Bank Der Oesterreichischen Sparkassen AG	2,038,168
20,677	Flughafen Wien AG	1,324,308
11,080	OMV AG	3,880,541
35,000	Wienerberger AG	1,551,113
		12,536,865

	Belgium — 1.4%
102,000	AGFA-Gevaert NV (a)	2,920,145
37,918	Bekaert NV (a)	2,810,985
35,300	KBC Bancassurance Holding	2,861,666
32,964	Omega Pharma SA (a)	1,680,390
17,990	Solvay SA (a)	1,951,188
5,006	Unibra SA (a)	510,675
		12,735,049

	Brazil — 2.1%
190,000	All America Latina	5,511,932
318,000	Compania de Concessoes Rodoviarias	7,674,497
135,000	Diagnosticos da America SA *	1,641,067
475,000	Localiza Rent A Car *	2,178,356
300,000	Porto Seguro SA	2,801,411
		19,807,263

	Canada — 2.6%
368,800	Canfor Corp *	4,627,629
535,000	Hudson’s Bay Co	5,690,129
656,600	Ivanhoe Mines Ltd *	4,880,559
90,600	KAP Resources Ltd *	722
183,800	Patheon Inc *	1,596,096
776,300	QLT Inc *	8,040,073
		24,835,208

	Colombia — 0.0%
25,300	Bancolombia SA ADR	357,995

	Croatia — 0.2%
160,000	Pliva D.D. GDR	1,884,800

	Denmark — 0.7%
245,800	H. Lundbeck A/S (a)	6,152,161

	Egypt — 0.2%
95,000	Lecico Egypt SAE GDR 144A	1,615,000

See accompanying notes to the Schedule of Investments.

1

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Finland — 4.3%
302,150	Jaakko Poyry Group Oyj	9,303,893
86,700	Marimekko Oyj	1,684,028
134,900	Nokian Renkaat Oyj	2,407,134
556,000	Ramirent Oyj (a)	9,127,039
1,178,160	Rapala VMC Oyj (a)	8,111,691
56,350	Stockmann Oyj AB Class B	1,868,559
403,900	Uponor Oyj	7,491,768
		39,994,112

	France — 6.0%
23,271	Bacou Dalloz	1,919,420
22,800	BIC SA (a)	1,224,183
161,900	Boursorama * (a)	1,321,227
30,216	Buffalo Grill	669,486
107,078	Canal Plus	861,689
3,700	Casino Guichard Perrachon SA (a)	276,208
50,932	Clarins (a)	3,131,230
6,450	Damartex SA	240,895
44,100	Essilor International SA (a)	3,022,382
45,877	Eurazeo	3,895,774
6,300	Gaumont SA	433,335
31,108	Groupe Partouche *	552,491
9,000	Guyenne et Gascogne SA (a)	1,093,115
32,000	Imerys SA (a)	2,306,039
17,700	Klepierre	1,666,518
14,100	Lagardere S.C.A. (a)	1,003,929
55,200	LISI (a)	3,379,038
75,000	M6-Metropole Television	1,873,854
61,000	Michelin SA Class B (a)	3,853,102
9,407	Natexis Banques Populaires (a)	1,348,800
59,100	Peugeot SA (a)	3,537,041
45,000	Publicis Groupe	1,319,890
34,600	Schneider Electric SA	2,543,922
1,416,000	SCOR SA (a)	2,901,542
20,350	Seb SA (a)	2,090,365
30,001	Sequana Capital	849,776
1,351	Societe de Gerance et d’Armement *	69,824
7,250	SOMFY SA (a)	1,467,371
25,000	Thales SA (a)	997,918
51,872	Virbac SA	1,916,765
99,341	Zodiac SA	4,828,176
		56,595,305

	Germany — 6.2%
178,680	Aareal Bank AG (a)	5,186,580
32,992	Adidas-Salomon AG	5,487,965
119,200	Commerzbank AG (a)	2,588,856
18,100	Continental AG	1,281,815
300,000	Depfa Bank Plc	4,797,262
350,200	Deutsche Lufthansa AG (Registered) (a)	4,415,914
133,617	Fraport AG (a)	5,516,914
137,747	Hannover Rueckversicherungs AG (Registered) (a)	5,251,489
156,520	Heidelberger Druckmaschinen *	4,832,380
239,500	Hochtief AG	8,138,308
310,000	Infineon Technologies AG *	2,730,032
63,695	IWKA AG (a)	1,510,333
135,503	Medion AG (a)	2,095,479
62,900	Singulus Technologies * (a)	759,820
63,222	Suedzucker AG	1,192,913

See accompanying notes to the Schedule of Investments.

2

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

52,901	Volkswagen AG	2,328,160
11,200	Vossloh AG	532,000
		58,646,220

	Greece — 0.1%
172,640	Lamda Development SA	649,542

	Hong Kong — 2.3%
711,000	ASM Pacific Technology	3,120,108
383,000	China Resources Peoples Telephone Co Ltd	121,915
1,676,000	Hang Lung Properties Ltd	2,426,924
1,929,000	Hopewell Highway Infrastructure Ltd	1,337,719
770,000	Orient Overseas International Ltd	3,326,240
1,778,000	Oriental Press Group	564,432
2,278,000	Pacific Basin Shipping Ltd	1,028,743
1,300,000	Shangri-La Asia Ltd	1,962,694
3,567,000	Sino Land	3,652,755
1,200,000	Techtronic Industries Co	2,679,951
4,000,000	Vedan International Holdings Ltd	600,076
75,000	Wing Lung Bank	568,100
		21,389,657

	India — 1.4%
641,984	Arvind Mills Ltd *	2,081,287
214,735	Corporation Bank	1,674,800
111,098	Himatsingka Seide Ltd	971,040
413,117	Jain Irrigation Systems Ltd *	1,316,566
1,435,450	Mirc Electronics Ltd	757,068
31,692	Punjab National Bank	276,234
132,806	Raymond Ltd	1,041,647
1,841,000	Sakthi Sugars Ltd *	2,970,920
68,878	Ultratech Cemco Ltd	510,314
900,000	Welspun Gujarat Stahl Ltd *	1,238,050
		12,837,926

	Indonesia — 0.0%
1,020,500	Adira Dinamika Multi Finance PT *	230,518

	Ireland — 2.3%
336,346	Anglo Irish Bank Corp PLC	3,982,455
250,000	C&C Group Plc	999,422
153,457	CRH Plc	3,881,138
493,000	Grafton Group Plc *	5,732,463
252,113	Greencore Group Plc	1,057,352
379,440	IFG Group Plc	435,029
141,000	Irish Continental Group Plc *	1,668,258
230,000	Irish Life & Permanent Plc	3,824,990
		21,581,107

	Italy — 4.1%
255,000	Arnoldo Mondadori Editore SPA (a)	2,466,329
708,425	Banca Intesa SPA	3,308,562
187,500	Banche Popolari Unite Scrl (a)	3,799,608
157,000	Brembo Filatura del Brembo SPA	1,173,610
204,200	Buzzi Unicem SPA	2,938,248
497,000	Davide Campari Milano	3,549,140
112,800	ERG SPA	1,747,735
5,294,000	Finmeccanica SPA	4,820,102
357,716	Gruppo Editoriale L’Espresso (a)	2,043,746
795,300	IFIL SPA	3,283,001
30,000	Pagnossin SPA *	22,571

See accompanying notes to the Schedule of Investments.

3

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

79,552	Riunione Adriatica di Sicurta SPA (a)	1,533,891
600,000	Snam Rete Gas SPA (a)	3,213,286
1,759,364	Telecom Italia Di RISP	4,655,152
		38,554,981

	Japan — 18.1%
132,572	Arisawa Manufacturing Co Ltd	3,828,050
199,500	Asahi Soft Drinks Co Ltd	2,195,174
700,000	Bank of Yokohama Ltd	4,004,052
300,000	Brother Industries Ltd	2,751,662
100,000	Cawachi Ltd	4,373,095
875,000	Central Glass Co Ltd	5,561,745
35,000	Chuetsu Pulp & Paper (a)	91,319
168,000	Daikin Industries Ltd	4,089,357
80,000	Dainippon Screen Manufacturing Co Ltd	543,394
475,000	Daito Trust Construction Co Ltd	17,845,779
80,000	Diamond Lease Co Ltd	3,138,260
10,300	Electric Power Development Co	291,746
40,000	Funai Electric Co Ltd	4,177,871
460,000	Isuzu Motors Ltd (a)	1,197,036
600,000	J Oil Mills Inc (a)	2,420,908
600,000	JACCS Co Ltd	4,721,894
600	Japan Retail Fund Investment Corp	4,878,014
1,100,000	Kobe Steel Ltd	1,913,216
200,000	Koei Co Ltd (a)	4,759,556
29,128	Kose Corp	983,244
1,250,000	Marubeni Corp	3,944,997
500,000	Mitsui Trust Holding Inc	4,876,832
800,000	NHK Spring Co Ltd	6,626,866
700,000	Nippon Electric Glass Co Ltd	10,795,567
794,500	Nippon Mining Holdings Inc	4,332,767
1,520,000	Nitto Boseki Co Ltd	3,080,927
850,000	Oki Electric Industry Co Ltd	2,879,519
300	ORIX JREIT Inc (a)	2,082,043
200,000	Santen Pharmaceutical Co Ltd	4,515,189
230,000	Sanwa Shutter Corp	1,284,988
450,000	Shimadzu Corp	2,665,507
2,400,000	Showa Denko	5,686,097
750,000	Showa Shell Sekiyu	7,262,501
300,000	Sumitomo Rubber Industries Inc	3,184,628
355,000	Suruga Bank Ltd/The	2,894,028
300,000	Taisei Corp	993,197
200,000	TIS Inc	6,558,111
1,750,000	Tokyu Land Corp (a)	7,633,916
420,000	Toyo Suisan Kaisha Ltd	6,585,045
500,000	Yamaha Motor Co Ltd	9,111,460
		170,759,557

	Malaysia — 0.1%
7,750,000	E & O Property Development *	1,293,638

	Mexico — 0.6%
500,000	Grupo Bimbo SA de CV	1,359,750
1,346,700	Grupo Imsa SA Class UBC	3,119,186
1,600,000	Sare Holding SA de CV *	1,102,500
		5,581,436

	Netherlands — 1.6%
167,840	Buhrmann NV (a)	1,538,153
110,300	Fortis NV	2,997,277
3,939	Fugro NV	354,836

See accompanying notes to the Schedule of Investments.

4

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

528,139	Hagemeyer NV * (a)	1,254,700
49,800	Imtech NV	1,641,336
37,626	Nutreco Holding NV	1,211,536
204,267	VNU NV	5,556,581
		14,554,419

	New Zealand — 0.0%
46,000	Air New Zealand	47,164
1,207,475	Evergreen Forests Ltd *	254,691
		301,855

	Norway — 2.2%
505,390	Ekornes ASA (a)	9,843,303
370,550	Prosafe ASA (a)	11,134,665
		20,977,968

	Singapore — 1.3%
1,759,000	Allgreen Properties Ltd	1,137,103
1,400,000	ComfortDelgro Corp Ltd	1,425,366
250,000	Elec & Eltek International Co Ltd	617,500
2,500,000	GES International Ltd	1,054,116
700,000	Gold Peak Batteries International	788,445
425,000	Hong Leong Finance Ltd	861,219
3,375,000	LMA International NV *	1,609,746
2,309,000	People’s Food Holdings Ltd	1,291,921
2,600,000	Petra Foods Ltd	1,746,904
1,300,000	Unisteel Technology Ltd	1,308,033
		11,840,353

	South Korea — 3.0%
91,980	Asia Cement Co Ltd	3,100,841
79,533	FnC Kolon Corp *	568,522
525,560	Handsome Co Ltd	5,645,986
464,140	Hotel Shilla Co Ltd	3,166,303
54,469	Humax Co Ltd	682,253
26,000	Kooksoondang Co Ltd	376,774
51,100	Korea Electric Terminal Co	660,075
320,963	Kortek Corp	1,461,052
130,000	LG Household & Health Care Ltd	4,778,700
29,150	Sam Yang Corp	1,054,259
60,000	Samsung Electro Mechanics Co	1,451,327
27,800	Samsung SDI Co Ltd	2,645,734
50,000	Samsung SDI Co Ltd GDR 144A	1,212,500
240,000	Woongjin.com Co Ltd	1,268,652
		28,072,978

	Spain — 3.1%
192,000	ACS, Actividades de Construccion y Servicios SA	5,101,211
2,413	Aguas de Barcelona *	48,489
241,381	Aguas de Barcelona SA Class A	4,861,513
54,400	Altadis SA	2,230,123
10,649	Bankinter SA	539,975
43,296	Compania de Distribucion Integral Logista SA	2,163,626
37,000	Cortefiel SA	849,510
70,000	Fomento de Construcciones y Contratas SA	3,855,568
106,800	Gas Natural SDG SA	2,993,692
70,000	Red Electrica de Espana	1,734,373
70,000	Union Fenosa SA	2,106,595
628,157	Uralita SA *	3,133,655
		29,618,330

See accompanying notes to the Schedule of Investments.

5

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Sweden — 1.3%
181,400	Autoliv Inc SDR (a)	8,425,400
443,070	Lundin Mining Corp SDR *	3,749,019
		12,174,419

	Switzerland — 3.5%
2,131	Bank Sarasin & Cie AG Class B (Registered)	3,586,220
2,500	Belimo Holding AG (Registered)	1,481,341
16,470	Bobst Group AG (Registered)	649,472
98,286	Charles Voegele Holding AG	6,117,893
700	Eichhof Holding AG (Registered)	717,419
2,719	Forbo Holdings AG (Registered) *	518,302
3,294	Geberit AG (Registered)	2,163,334
17,510	Helvetia Patria Holding (Registered)	2,622,037
1,000	Jelmoli Holding AG (Bearer)	1,358,224
3,250	Jelmoli Holding AG (Registered)	876,836
38,970	Lonza Group AG (Registered)	2,377,034
2,500	Rieter Holding AG (Registered)	677,543
9,030	Sarna Kunststoff Holding AG (Registered) *	914,339
1,000	Schaffner Holding AG (Registered)	127,051
9,000	Swatch Group AG	1,190,377
28,010	Unique Zurich Airport *	3,925,088
17,908	Valiant Holding AG (Registered) *	1,577,587
10,650	Valora Holding AG *	2,336,909
		33,217,006

	Taiwan — 0.5%
4,319,000	Arima Computer Corp *	1,043,266
2,200,000	Compal Electronics Inc	2,103,562
1,000,000	Tsann Kuen Enterprises Co Ltd *	1,164,298
1,517,000	Yageo Corp *	573,113
		4,884,239

	Thailand — 0.5%
13,500,000	Asian Property Development Pcl (Foreign Registered) (b)	1,255,968
3,298,000	Glow Energy Pcl (Foreign Registered)	1,850,711
440,000	Kiatnakin Finance & Securities (Foreign Registered) (b)	316,761
400,000	Siam Panich Leasing Ltd (Foreign Registered) (b)	334,728
3,787,000	Sino Thai Engineering & Construction Pcl (Foreign Registered) (b)	960,032
600,000	Tipco Asphalt Pcl (Foreign Registered) * (b)	305,685
		5,023,885

	Turkey — 0.2%
575,000	Petkim Petrokimya Holding *	2,242,184

	United Kingdom — 21.3%
175,000	Alliance & Leicester Plc	2,723,161
170,828	Alliance Unichem Plc	2,553,508
107,310	Aviva Plc	1,200,611
682,342	Balfour Beatty Plc	4,004,204
575,000	BBA Group Plc	3,141,184
687,250	Bodycote International Plc	2,072,012
348,600	BPB Plc	3,247,526
425,000	Brambles Industries Plc	2,323,521
10,000	Britannic Group Plc	92,812
500,000	British Airways Plc *	2,490,699
1,600,000	British Insurance Holdings Plc	2,440,438
750,000	Brown (N) Group Plc	1,830,001
1,425,000	Cable & Wireless Plc	3,470,270
814,100	Carphone Warehouse Group Plc	2,433,007
549,176	Cattle’s Plc	3,175,841

See accompanying notes to the Schedule of Investments.

6

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

500,000	Centrica Plc	2,107,836
239,888	Chemring Group Plc	2,049,560
65,000	Cobham Group Plc	1,664,900
742,000	Compass Group Plc	2,922,415
128,342	Computacenter Plc	577,848
3,700,000	Dimension Data Holdings Plc *	2,191,786
9,750	DX Services Plc	61,172
696,493	FKI Plc	1,222,187
1,057,600	Fyffes Plc	3,035,620
253,488	Gallaher Group Plc	3,904,847
700,000	Group4Securicor *	1,747,687
360,000	Hanson Plc	3,320,234
195,000	Hays Plc	440,367
461,049	ICAP Plc	2,300,522
127,400	Imperial Tobacco Group Plc	3,446,342
300,000	ISOFT Group Plc	2,185,154
2,000,000	ITV Plc	4,158,615
575,000	JJB Sports Plc	1,894,595
850,000	John Wood Group Plc	2,263,825
135,000	Johnson Matthey Plc	2,398,896
445,000	Kelda Group Plc	5,204,696
360,000	Kesa Electricals Plc	1,751,241
362,344	Kier Group Plc	5,901,508
73,376	Lonmin Plc	1,368,968
75,000	MAN Group Plc	1,795,522
512,200	Matalan Plc	1,715,780
950,000	Misys Plc	3,733,868
1,511,356	Morrison Supermarkets	5,193,774
100,000	Next Plc	2,615,207
300,300	Northern Rock Plc	4,019,716
1,800,000	O2 Plc (Ordinary Shares) *	4,170,244
1,000,000	PD Ports Plc *	1,814,919
580,000	Peninsular & Oriental Steam Navigation Co	3,271,467
274,031	Pennon Group Plc	5,021,693
1,284,614	Photo-Me International Plc	2,095,476
2,050,000	PHS Group Plc	3,626,714
500,000	Premier Foods Plc	2,814,870
135,000	Provident Financial Plc	1,649,871
500,736	Rexam Plc	4,382,564
750,000	RM Plc	2,416,152
2,477,400	Royal & Sun Alliance Insurance Group	3,469,447
1,000,000	Sage Group Plc	3,927,117
275,000	Shire Pharmaceuticals Plc	2,918,462
532,000	Slough Estates Plc	4,970,177
755,160	Smith (David S.) Holdings Plc	2,115,385
500,000	SSL International Plc	2,536,490
68,600	Tate & Lyle Plc	590,257
550,300	Tomkins Plc	2,694,666
110,000	Travis Perkins Plc	3,492,441
295,000	Trinity Mirror Plc	3,339,611
1,280,000	TT Electronics Plc	3,837,017
230,700	Ultra Electronics Holdings Plc	3,331,087
315,000	Viridian Group Plc	4,244,189
338,100	Westbury Plc	2,852,419
165,600	WH Smith Plc	1,076,722
265,100	William Hill Plc	2,384,529
167,800	Wolseley Plc	3,429,712
91,282	Xstrata Plc	1,636,243
325,000	Yell Group Plc	2,413,136
		200,916,560

	TOTAL COMMON STOCKS (COST $619,397,814)	876,913,244

See accompanying notes to the Schedule of Investments.

7

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	PREFERRED STOCKS — 1.4%

	Brazil — 0.3%
890,000	Caemi Mineracao e Metalurgica SA 3.43%	775,680
150,000	Klabin SA 4.27%	251,504
44,000,000	Lojas Americanas SA 3.89%	812,617
280,000	Suzano Bahia Sul Papel e Celulose SA 1.86%	1,179,498
		3,019,299

	France — 0.0%
6,800	Casino Guichard Perrachon SA 3.88%	458,402

	Germany — 1.1%
55,900	Henkel KGaA 1.88%	5,136,814
150,000	Volkswagen AG 3.96% (a)	4,820,077
		9,956,891

	Italy — 0.0%
10,000	IFI Istituto Finanziario Industries *	135,840

	TOTAL PREFERRED STOCKS (COST $11,662,681)	13,570,432

	RIGHTS AND WARRANTS — 0.0%

	Austria — 0.0%
29,000	Boehler-Uddeholm Rights, Expires 6/02/05 * (a) (b)	—

	Thailand — 0.0%
631,167	Sino Thai Engineering & Construction Pcl Warrants, Expires 4/18/08 *	18,901

	TOTAL RIGHTS AND WARRANTS (COST $49,387)	18,901

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 13.0%

	Cash Equivalents — 13.0%
13,000,000	HSBC Bank USA Time Deposit, 3.03%, due 06/01/05	13,000,000
109,709,403	The Boston Global Investment Trust (c)	109,709,403
		122,709,403

	TOTAL SHORT-TERM INVESTMENTS (COST $122,709,403)	122,709,403

	TOTAL INVESTMENTS — 107.4%
	(Cost $753,819,285)	1,013,211,980

	Other Assets and Liabilities (net) — (7.4%)	(69,997,443)

	TOTAL NET ASSETS — 100.0%	$943,214,537

See accompanying notes to the Schedule of Investments.

8

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities having a market value of $101,502,869 collateralized by cash in the amount of $109,709,403 which was invested in a short-term instrument.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2005, 85.9% of the Net Assets of the Fund were valued using fair value prices based on tools by a third party vendor.

9

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$753,870,946	$279,322,676	$(19,981,642)	$259,341,034

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

10

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.2%

	Australia — 3.4%
9,599	Australia and New Zealand Banking Group Ltd	155,245
38,781	BHP Billiton Ltd	486,253
6,298	Commonwealth Bank of Australia	175,936
2,971	CSL Ltd	64,662
1,935	Macquarie Bank Ltd	73,417
4,996	National Australia Bank Ltd	118,584
5,264	Newcrest Mining Ltd	52,695
5,994	QBE Insurance Group Ltd	66,248
12,276	Rinker Group Ltd	113,982
2,822	Rio Tinto Ltd	90,285
2,843	St. George Bank Ltd	55,856
7,513	Suncorp-Metway Ltd	111,012
8,743	TABCORP Holdings Ltd	103,314
45,357	Telstra Corp Ltd	171,853
2,988	Wesfarmers Ltd	82,709
6,749	Woodside Petroleum Ltd	125,938
8,081	Woolworths Ltd	97,885
		2,145,874

	Austria — 2.0%
2,641	Bank Austria Creditanstalt AG	259,716
5,540	Erste Bank Der Oesterreichischen Sparkassen AG	272,740
545	Mayr-Melnhof Karton AG (Bearer)	77,678
254	Oesterreichische Elektrizitaetswirtschafts AG Class A	65,701
840	OMV AG	294,193
8,257	Telekom Austria AG	153,893
3,276	Wienerberger AG	145,184
		1,269,105

	Belgium — 3.7%
3,298	Belgacom SA	112,832
539	Colruyt SA	78,167
1,718	Delhaize Group	101,382
14,439	Dexia (a)	313,282
634	Electrabel SA (a)	279,142
16,306	Fortis (a)	443,577
3,711	Interbrew	122,634
7,291	KBC Bancassurance Holding	591,060
6,112	UCB SA	279,328
		2,321,404

	Canada — 5.4%
5,700	Bank of Nova Scotia	180,509
27,300	Bombardier Inc Class B	52,416
2,400	Brascan Corp Class A	92,543
2,100	Cameco Corp	86,429
2,000	Canadian Imperial Bank of Commerce	115,663
3,700	Canadian National Railway Co	226,386
15,800	Canadian Natural Resources	456,302
5,500	EnCana Corp	190,607
4,700	Imperial Oil Ltd	325,765
5,500	Manulife Financial Corp	252,697
6,200	Nexen Inc	161,026
1,700	Petro-Canada	95,347
900	Potash Corp Sask Inc	80,844

See accompanying notes to the Schedule of Investments.

1

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

2,800	Precision Drilling Corp *	109,974
2,400	Research In Motion Ltd *	199,924
2,600	Royal Bank of Canada	155,354
3,800	Suncor Energy Inc	148,525
7,600	Talisman Energy Inc	251,275
3,800	Teck Cominco Ltd Class B	123,518
3,200	Toronto-Dominion Bank	136,622
		3,441,726

	Finland — 0.1%
4,650	Nokia Oyj	78,210

	France — 1.7%
2,846	European Aeronautic Defense and Space Co	84,127
6,076	France Telecom SA (a)	172,753
1,273	LVMH Moet Hennessy Louis Vuitton SA	90,818
2,456	Peugeot SA (a)	146,988
905	Renault SA	77,425
3,593	Sanofi-Aventis (a)	323,327
3,225	Suez SA	86,740
518	Total SA	115,193
		1,097,371

	Germany — 1.9%
3,798	BASF AG	252,057
3,402	Deutsche Post AG	79,795
5,398	Deutsche Telekom (Registered)	100,316
1,084	E. On AG	94,106
864	Muenchener Rueckversicherungs AG (Registered)	94,466
2,456	RWE AG	149,996
4,629	Schering AG	290,636
3,270	Volkswagen AG	143,912
		1,205,284

	Greece — 0.1%
1,805	National Bank of Greece SA	60,918

	Hong Kong — 1.5%
33,000	CLP Holdings Ltd	188,615
27,000	Esprit Holdings Ltd	192,873
113,000	Hong Kong & China Gas	227,004
39,500	Hong Kong Electric Holdings Ltd	174,459
17,000	Hutchison Whampoa Ltd	147,525
		930,476

	Ireland — 1.2%
12,377	Allied Irish Banks Plc	257,673
9,675	Anglo Irish Bank Corp	113,326
20,503	Bank of Ireland	312,672
4,005	CRH Plc	101,292
		784,963

	Italy — 3.1%
4,500	Autostrade SA	117,207
37,784	Banca Intesa SPA	176,463
12,591	Capitalia SPA	65,784
62,588	Enel SPA	562,984
31,452	ENI SPA	805,492
44,471	Telecom Italia Di RISP	117,667
45,834	Telecom Italia SPA	147,139
		1,992,736

See accompanying notes to the Schedule of Investments.

2

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Japan — 9.7%
1,400	Aeon Credit Service Co Ltd	89,017
1,500	Aiful Corp	110,073
8,000	Asahi Glass Co Ltd	86,209
9,000	Bank of Yokohama Ltd	51,481
2,500	Benesse Corp	79,362
6,000	Bridgestone Corp	117,970
12,000	Chiba Bank	81,428
8,800	Chubu Electric Power Co Inc	204,146
3,300	Credit Saison Co Ltd	109,547
2,900	Daito Trust Construction Co Ltd	108,953
5,000	Denso Corp	113,387
5,000	Eisai Co Ltd	168,926
500	FamilyMart Co Ltd	14,476
17,000	Fuji Heavy Industries Ltd	70,972
2,300	Hitachi Chemical Co Ltd	41,587
22,000	Hokuhoku Financial Group Inc	70,002
3,700	Honda Motor Co Ltd	182,113
22,000	Itochu Corp	106,190
17	Japan Tobacco Inc	221,936
4,000	Kaneka Corp	41,642
2,000	Kao Corp	46,225
300	Keyence Corp	65,544
6,000	Kyowa Hakko Kogyo Co Ltd	38,089
39,000	Marubeni Corp	123,084
28,000	Mazda Motor Corp (a)	105,312
31,200	Mitsubishi Corp	411,787
6,000	Mitsubishi Pharma Corp	52,837
24,000	Mitsui & Co	214,737
13,000	Mitsui OSK Lines Ltd	77,898
10,500	Nippon Mining Holdings Inc	57,261
9,000	Nippon Oil Corp	58,698
50,000	Nippon Steel Corp	116,237
11,000	Nippon Yusen Kabushiki Kaisha	59,801
4,000	Nissin Food Products Co Ltd	105,611
1,200	ORIX Corp	172,718
46,000	Osaka Gas Co Ltd	142,205
118	Rakuten Inc	88,438
2,000	Sega Sammy Holdings Inc	115,095
2,800	Shimano Inc	81,323
1,700	Shin-Etsu Chemical Co Ltd	62,703
19,000	Sumitomo Corp	151,747
13,900	Takeda Pharmaceutical Co Ltd	667,578
10,000	Teijin Ltd	43,905
4,500	Terumo Corp	118,336
6,200	Tokyo Electric Power Co Inc	145,188
9,000	TonenGeneral Sekiyu KK	95,903
9,300	Toyota Motor Corp	330,578
4,500	Trend Micro Inc	140,029
5,000	Yakult Honsha Co Ltd	92,194
4,000	Yamanouchi Pharmaceutical Co Ltd	142,426
		6,192,904

	Netherlands — 2.1%
19,059	ABN Amro Holdings NV	442,615
2,540	Heineken NV	80,584
28,171	ING Groep NV	779,468
		1,302,667

See accompanying notes to the Schedule of Investments.

3

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Norway — 1.9%
20,000	DnB NOR ASA	193,445
2,860	Norsk Hydro ASA	231,795
2,450	Orkla ASA	83,509
27,600	Statoil ASA	485,842
6,400	Storebrand	53,248
21,400	Telenor ASA	170,423
		1,218,262

	Singapore — 1.6%
13,000	Keppel Corp Ltd	90,158
7,000	Oversea-Chinese Banking Corp	58,309
157,000	Singapore Technologies Engineering Ltd	225,902
404,860	Singapore Telecommunications	630,948
		1,005,317

	Spain — 2.4%
5,140	Abertis Infraestructures SA	114,638
4,322	ACS, Actividades de Construccion y Servicios SA	114,830
4,791	Altadis SA	196,407
2,852	Antena 3 de Television SA	57,095
11,606	Banco Bilbao Vizcaya Argentaria SA	181,988
1,310	Grupo Ferrovial SA	80,620
13,822	Iberdrola SA	352,562
2,802	Inditex SA	79,424
3,013	Sacyr Vallehermoso SA	60,720
9,768	Telefonica Moviles SA	106,543
3,791	Telefonica SA	63,559
4,376	Union Fenosa SA	131,692
		1,540,078

	Sweden — 1.5%
10,300	Hennes & Mauritz AB Class B	363,335
30,000	Nordea AB	274,025
14,500	Swedish Match AB	166,183
34,500	TeliaSonera AB	170,740
		974,283

	Switzerland — 1.1%
291	Serono SA	177,486
651	Swisscom AG (Registered)	217,873
885	Syngenta AG *	91,489
1,255	UBS AG (Registered)	96,926
636	Zurich Financial Services AG *	105,649
		689,423

	United Kingdom — 6.2%
23,050	Barclays Plc	218,443
23,636	BG Group Plc	178,994
23,004	BHP Billiton Plc	278,049
21,603	BP Plc	216,671
12,944	Cadbury Schweppes Plc	126,072
40,966	Centrica Plc	172,699
31,381	Dixons Group Plc	86,098
12,264	GlaxoSmithKline Plc	303,534
19,311	HBOS Plc	280,889
21,410	HSBC Holdings Plc	338,582
12,283	Imperial Tobacco Group Plc	332,272
9,535	Lloyds TSB Group Plc	78,551
33,703	National Grid Transco Plc	329,223
2,013	Reckitt Benckiser Plc	61,462
19,692	Royal Bank of Scotland Group	577,831

See accompanying notes to the Schedule of Investments.

4

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

9,139	SABMiller Plc	140,343
6,111	Scottish & Southern Energy Plc	108,989
19,093	Tesco Plc	108,699
		3,937,401

	United States — 47.6%
1,700	3M Co	130,305
1,500	Abercrombie & Fitch Co.-Class A	85,995
7,600	Adobe Systems Inc	251,256
3,700	Aetna, Inc.	288,637
6,200	Allstate Corp (The)	360,840
1,300	AMBAC Financial Group Inc	93,795
3,900	AmerisourceBergen Corp	251,823
1,600	Apollo Group Inc Class A *	125,600
16,200	Apple Computer Inc *	643,302
6,900	Archer Daniels Midland Co.	136,965
3,800	Autodesk, Inc.	150,404
3,900	Avon Products Inc	154,986
2,300	Bank of America Corp	106,536
1,800	BB&T Corp	71,892
600	Bear Stearns Cos (The) Inc	59,424
2,000	Becton Dickinson & Co	114,900
5,200	Burlington Northern Santa Fe Corp.	256,984
2,300	Burlington Resources Inc	116,564
3,700	Capital One Financial Corp	278,980
4,300	Cardinal Health Inc	249,099
2,900	Carnival Corp	153,410
1,800	Caterpillar Inc	169,398
9,200	Cendant Corp	195,132
1,900	Centex Corp	124,412
7,900	Chevron Corp.	424,862
400	Chicago Mercantile Exchange	86,476
3,100	Coach, Inc. *	90,024
2,900	Colgate-Palmolive Co.	144,913
10,500	ConocoPhillips	1,132,320
2,600	Costco Wholesale Corp.	118,092
8,800	Countrywide Financial Corp	327,096
2,100	CVS Corp.	115,185
4,400	D.R. Horton Inc	152,108
3,400	Danaher Corp	187,442
1,300	Deere & Co	85,995
22,400	Dell Inc *	893,536
2,900	Devon Energy Corp	133,110
6,900	Dow Chemical Co. (The)	312,501
11,800	eBay Inc *	448,518
3,300	EMC Corp. *	46,398
1,000	Everest Re Group Ltd	89,490
1,700	Exelon Corp.	79,645
31,800	Exxon Mobil Corp	1,787,160
12,300	Fannie Mae	728,652
2,400	FedEx Corp	214,608
3,900	Fidelity National Financial Inc	140,361
7,500	First Data Corp	283,725
1,500	Fortune Brands Inc	129,750
2,500	Franklin Resources, Inc.	180,350
9,400	Freddie Mac	611,376
2,400	Genentech Inc *	190,200
1,000	General Dynamics Corp	107,980
12,500	General Electric Co.	456,000
3,000	Gilead Sciences Inc *	122,400
7,800	Gillette Co (The)	411,372

See accompanying notes to the Schedule of Investments.

5

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

1,500	Goldman Sachs Group Inc	146,250
1,400	Guidant Corp	103,446
2,000	Halliburton Co.	85,480
5,100	Harley Davidson Inc	250,053
1,500	HCA, Inc.	81,000
2,400	Hershey Co. (The)	154,104
15,900	Hewlett-Packard Co	357,909
16,000	Home Depot Inc	629,600
1,200	Illinois Tool Works Inc	101,316
1,600	Ingersoll Rand Co	123,856
25,300	Intel Corp.	681,329
3,900	International Business Machines Corp.	294,645
3,000	JC Penney Co Inc Holding Co	149,280
12,600	Johnson & Johnson	845,460
1,600	Johnson Controls Inc	90,656
2,700	Juniper Networks, Inc. *	69,228
1,400	KB Home	94,556
12,800	King Pharmaceuticals Inc *	121,088
1,200	Lehman Brothers Holdings Inc	110,640
2,200	Lennar Corp.-Class A	127,622
1,500	Lockheed Martin Corp	97,335
1,100	Marriott International Inc Class A	74,294
4,800	Marsh & McLennan Cos Inc	139,392
2,000	Masco Corp.	64,040
6,800	McDonald’s Corp	210,392
1,400	McGraw Hill Inc	61,124
3,400	Metlife Inc	151,640
2,100	MGIC Investment Corp	128,814
13,200	Microsoft Corp	340,560
1,800	Moody’s Corp	77,886
1,600	Network Appliance, Inc. *	46,016
1,200	Nike Inc Class B	98,640
3,600	Norfolk Southern Corp.	114,912
3,300	Nucor Corp.	174,768
2,000	Occidental Petroleum Corp	146,220
31,400	Oracle Corp. *	402,548
1,300	Paccar Inc	91,975
83,800	Pfizer Inc	2,338,020
11,900	Procter & Gamble Co	656,285
1,400	Prudential Financial Inc	88,634
12,500	Qualcomm Inc	465,750
2,100	Radian Group Inc	96,348
2,100	Rockwell Automation, Inc.	107,877
1,500	Schlumberger Ltd	102,555
1,600	SLM Corp	77,232
3,800	Sprint Corp.	90,022
1,600	SPX Corp.	71,056
3,600	Staples Inc	77,508
4,800	Starbucks Corp *	262,800
2,000	Stryker Corp	97,300
8,200	Symantec Corp *	185,402
1,100	Target Corp.	59,070
16,000	Time Warner Inc *	278,400
2,300	Transocean Inc *	114,563
1,400	TXU Corp.	112,392
2,100	United Technologies Corp	224,070
13,600	UnitedHealth Group Inc	660,688
4,000	Valero Energy Corp	274,480
4,100	Walgreen Co.	185,894
2,200	Wal-Mart Stores Inc	103,906
10,100	Walt Disney Co	277,144

See accompanying notes to the Schedule of Investments.

6

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

2,500	WellPoint, Inc. *	332,500
1,100	Whole Foods Market Inc	130,878
3,400	Wyeth	147,458
2,000	XM Satellite Radio Holdings, Inc.-Class A *	64,220
14,300	Yahoo! Inc *	531,960
1,500	Yum! Brands Inc	76,935
2,200	Zimmer Holdings Inc *	168,476
		30,300,181

	TOTAL COMMON STOCKS (COST $58,081,098)	62,488,583

	PREFERRED STOCKS — 0.2%

	Germany — 0.2%
3,858	Volkswagen AG 3.96%	123,972

	TOTAL PREFERRED STOCKS (COST $107,314)	123,972

	RIGHTS AND WARRANTS — 0.0%

	Sweden — 0.0%
34,500	TeliaSonera Rights, Expires 9/06/05 * (a)	3,292

	TOTAL RIGHTS AND WARRANTS (COST $3,738)	3,292

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 3.6%

	Cash Equivalents — 3.6%
500,000	ING Bank GC Time Deposit, 3.08%, due 06/01/05	500,000
1,795,206	The Boston Global Investment Trust (b)	1,795,206
		2,295,206

	TOTAL SHORT-TERM INVESTMENTS (COST $2,295,206)	2,295,206

	TOTAL INVESTMENTS — 102.0%
	(Cost $60,487,356)	64,911,053

	Other Assets and Liabilities (net) — (2.0%)	(1,254,524)

	TOTAL NET ASSETS — 100.0%	$63,656,529

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities having a market value of $1,685,279 collateralized by cash in the amount of $1,795,206 which was invested in a short-term instrument.

(b)	All or a portion of this security represents investment of security lending collateral.

7

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2005, 44.5% of the Net Assets of the Fund were valued using fair value prices based on tools by a third party vendor.

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar

8

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$60,488,795	$6,137,687	$(1,715,429)	$4,422,258

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Forward currency contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

8/26/2005	CAD	918,496	$733,636	$341
8/26/2005	CHF	1,167,648	943,651	(11,505)
8/26/2005	JPY	392,371,701	3,669,467	(2,506)
8/26/2005	NOK	5,813,268	909,791	6,906
8/26/2005	NZD	1,407,460	985,565	(2,967)
8/26/2005	SEK	12,762,260	1,729,093	(26,763)
8/26/2005	SGD	1,295,280	781,458	(1,766)
				$(38,260)

Sales

8/26/2005	AUD	1,662,141	$1,252,743	$4,111
8/26/2005	EUR	2,217,157	2,745,381	59,047
8/26/2005	GBP	1,065,932	1,935,943	5,120
8/26/2005	HKD	5,693,562	731,859	(369)
8/26/2005	JPY	36,942,500	345,487	7,327
8/26/2005	SEK	2,145,570	290,692	8,413
				$83,649

9

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

Futures contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

21	SPI 200	June 2005	1,632,128	$(53,550)
3	S&P 500	June 2005	894,225	3,492
				$(50,058)

Sales

11	CAC40	June 2005	556,196	$(18,112)
8	DAX	June 2005	1,103,557	(17,010)
11	FTSE 100	June 2005	992,210	6,782
				$(28,340)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

10

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.9%

	Australia — 4.1%
355,512	AMP Ltd	1,766,850
120,716	Aristocrat Leisure Ltd	951,694
150,959	Australia and New Zealand Banking Group Ltd	2,441,473
374,391	BHP Billiton Ltd	4,694,277
159,763	Brambles Industries Ltd (a)	957,207
474,229	Foster’s Group Ltd	1,929,866
387,054	General Property Trust Units	1,030,739
20,794	Macquarie Bank Ltd	788,953
223,850	National Australia Bank Ltd	5,313,266
119,640	Rinker Group Ltd	1,110,855
310,728	Santos Ltd	2,360,212
982,227	Telstra Corp Ltd	3,721,547
69,511	Wesfarmers Ltd	1,924,102
43,115	Westfield Group	546,170
151,484	Woodside Petroleum Ltd	2,826,735
69,169	Woolworths Ltd	837,842
		33,201,788

	Austria — 1.3%
15,573	Austrian Airlines *	134,320
18,721	Bank Austria Creditanstalt AG	1,841,023
7,873	Boehler Uddeholm (Bearer)	1,016,088
2,965	Erste Bank Der Oesterreichischen Sparkassen AG	145,970
8,742	Flughafen Wien AG	559,903
6,229	Generali Holding Vienna AG	220,804
5,860	Mayr-Melnhof Karton AG (Bearer)	835,220
927	Oesterreichische Elektrizitaetswirtschafts AG Class A	239,784
9,257	OMV AG	3,242,073
22,725	Voestalpine AG	1,532,114
26,625	Wienerberger AG	1,179,954
		10,947,253

	Belgium — 3.1%
3,029	Bekaert NV	224,550
72,210	Belgacom SA	2,470,466
6,803	Colruyt SA	986,581
14,289	Delhaize Group	843,214
145,679	Dexia	3,160,788
6,178	Electrabel SA	2,720,089
217,398	Fortis	5,913,938
78,457	KBC Bancassurance Holding	6,360,276
54,442	UCB SA	2,488,082
		25,167,984

	Canada — 2.0%
49,500	Canadian National Railway Co	3,028,681
146,900	Canadian Natural Resources	4,242,451
58,800	EnCana Corp	2,037,763
31,700	National Bank of Canada	1,334,218
41,400	Petro-Canada	2,321,989
21,900	Potash Corp Sask Inc	1,967,196
29,400	Royal Bank of Canada	1,756,692
		16,688,990

See accompanying notes to the Schedule of Investments.

1

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Denmark — 0.3%
248	AP Moller – Maersk A/S (a)	2,242,421
4,354	Lanxess AG *	92,369
		2,334,790

	Finland — 1.4%
140,921	Fortum Oyj	2,134,664
30,900	Kesko Oyj Class B	740,620
134,268	Nokia Oyj	2,258,291
66,000	Rautaruukki Oyj	929,764
213,449	Sampo Oyj Class A	3,013,205
1,980	Stora Enso Oyj Class A	26,113
56,200	UPM-Kymmene Oyj	1,086,586
34,800	Wartsila Oyj Class B	1,046,932
		11,236,175

	France — 4.6%
66,308	Arcelor	1,318,482
58,339	BNP Paribas	3,921,829
28,739	Cie de Saint-Gobain	1,653,031
132,801	France Telecom SA	3,775,795
115,771	Havas SA (a)	684,145
13,498	Michelin SA Class B	852,609
74,619	Peugeot SA	4,465,829
61,907	Sanofi-Aventis	5,570,897
20,283	Societe Generale	1,993,003
45,691	Total SA	10,160,796
39,367	Vinci SA	2,947,547
		37,343,963

	Germany — 6.9%
17,731	Adidas-Salomon AG	2,949,415
16,014	Allianz AG (Registered)	1,885,490
34,657	Altana AG	2,057,628
134,187	Bankgesellschaft Berlin AG * (a)	493,803
116,392	BASF AG	7,724,445
30,351	Bayerische Motoren Werke AG	1,312,297
90,568	Bayerische Vereinsbank *	2,225,514
13,647	Celesio AG	1,117,998
27,791	DaimlerChrysler AG (Registered)	1,120,419
3,900	Degussa AG	159,251
91,052	Depfa Bank Plc	1,456,001
13,783	Deutsche Bank AG (Registered)	1,072,298
15,241	Deutsche Boerse AG	1,121,219
125,227	E. On AG	10,871,389
52,625	Hochtief AG	1,788,219
46,399	Hypo Real Estate Holding AG	1,827,270
24,510	Merck KGaA	1,914,446
28,221	RWE AG	1,723,553
89,144	Schering AG	5,596,983
29,272	Suedzucker AG	552,323
106,577	ThyssenKrupp AG	1,956,615
49,380	TUI AG	1,224,217
95,224	Volkswagen AG	4,190,785
		56,341,578

	Greece — 0.2%
46,610	National Bank of Greece SA	1,573,067

	Hong Kong — 0.8%
270,000	CLP Holdings Ltd	1,543,213
237,000	Esprit Holdings Ltd	1,692,996

See accompanying notes to the Schedule of Investments.

2

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

574,000	Hang Lung Group Co Ltd	979,017
416,500	Hong Kong Electric Holdings Ltd	1,839,546
229,500	Yue Yuen Industrial Holdings	680,233
		6,735,005

	Ireland — 1.4%
223,312	Allied Irish Banks Plc	4,649,064
98,150	Anglo Irish Bank Corp	1,149,654
103,028	Bank of Ireland	1,571,186
86,422	CRH Plc	2,185,731
27,044	DCC Plc	537,063
95,829	Grafton Group Plc *	1,114,272
		11,206,970

	Italy — 5.9%
65,980	Autostrade SA	1,718,520
767,074	Banca Intesa SPA	3,582,471
432,753	Banca Intesa SPA (Savings Shares)	1,820,860
392,451	Banca Monte dei Paschi di Siena SPA	1,409,336
362,941	Capitalia SPA	1,896,247
857,656	Enel SPA	7,714,680
636,179	ENI SPA	16,292,676
234,770	Fiat SPA * (a)	1,581,822
138,890	Mediobanca SPA	2,415,179
89,248	Parmalat Finanziaria SPA * (b) (c)	1,098
47,181	Riunione Adriatica di Sicurta SPA	909,726
193,652	Sanpaolo IMI SPA	2,689,651
2,279,296	Telecom Italia Di RISP	6,030,855
		48,063,121

	Japan — 20.4%
20,050	Acom Co Ltd	1,283,261
30,700	Advantest Corp	2,304,810
99,000	Alps Electric Co Ltd	1,495,807
46,000	Astellas Pharma Inc.	1,637,894
80,000	Bridgestone Corp	1,572,930
42,000	Canon Sales Co Inc	744,074
165,000	Chiba Bank	1,119,638
188,900	Chubu Electric Power Co Inc	4,382,174
53,700	Chugoku Electric Power Co Inc	1,011,023
154,000	Cosmo Oil Co Ltd	563,065
285,000	Daido Steel Co Ltd (a)	1,157,447
114,500	Daiichi Pharmaceuticals Co Ltd	2,562,344
19,400	Daito Trust Construction Co Ltd	728,859
7,000	Daiwa House Industry Co Ltd	77,173
76,300	Denso Corp	1,730,284
81,200	Eisai Co Ltd	2,743,359
32,200	Fanuc Ltd	1,988,464
343,000	Fuji Heavy Industries Ltd	1,431,962
375,000	Furukawa Electric Co Ltd *	1,548,189
478,000	Haseko Corp * (a)	1,004,910
475,000	Hokuhoku Financial Group Inc	1,511,411
220,300	Honda Motor Co Ltd	10,843,096
700	Hoya Corp	77,931
73,000	Ibiden Co Ltd (a)	1,881,888
444,000	Isuzu Motors Ltd (a)	1,155,400
417,000	Itochu Corp	2,012,776
300	Japan Tobacco Inc	3,916,517
71,400	JFE Holdings Inc	1,789,046
472,000	Kajima Corp	1,610,578
114,900	Kansai Electric Power Co Inc	2,232,209

See accompanying notes to the Schedule of Investments.

3

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

164,000	Kao Corp	3,790,473
877,000	Kawasaki Heavy Industries Ltd (a)	1,569,441
181,000	Kawasaki Kisen Kaisha Ltd	1,070,126
189,000	Komatsu Ltd	1,411,343
24,600	Konami Corp	489,769
111,200	Kyushu Electric Power Co Inc	2,313,787
112,300	Leopalace21 Corp	1,710,467
602,000	Marubeni Corp	1,899,911
370,000	Mazda Motor Corp (a)	1,391,624
302,100	Mitsubishi Corp	3,987,208
19,000	Mitsubishi Electric Corp	103,123
602,000	Mitsubishi Materials Corp	1,317,643
325	Mitsubishi Tokyo Financial Group Inc	2,686,016
254,000	Mitsui & Co	2,272,635
161,000	Mitsui OSK Lines Ltd	964,736
355,000	Mitsui Trust Holding Inc	3,462,551
594	Mizuho Financial Group Inc	2,794,331
5,700	Nidec Corp	623,410
16,800	Nintendo Co Ltd	1,779,379
190,500	Nippon Mining Holdings Inc	1,038,882
979,000	Nippon Steel Corp	2,275,914
136	Nippon Telegraph & Telephone Corp	554,874
423,000	Nippon Yusen Kabushiki Kaisha	2,299,630
201,500	Nissan Motor Co	1,974,770
34,000	Nisshin Seifun Group Inc	334,365
17,500	Nitto Denko Corp	979,935
402	NTT Data Corp	1,281,041
143,000	Obayashi Corp	723,202
32,300	Ono Pharmaceutical Co Ltd	1,481,484
628,000	Osaka Gas Co Ltd	1,941,402
22,750	Promise Co Ltd	1,413,037
76,200	Sankyo Co Ltd	1,549,409
33,200	Sankyo Co Ltd Gunma	1,444,642
7,200	Shikoku Electric Power Co Inc	140,547
303,000	Shimizu Corp	1,344,119
43,700	Shin-Etsu Chemical Co Ltd	1,611,840
148,000	Shizuoka Bank Ltd/The	1,275,636
215,000	Sumitomo Chemical Co Ltd	1,006,260
272,000	Sumitomo Corp	2,172,373
314,000	Taiheiyo Cement Corp	813,165
468,000	Taisei Corp	1,549,387
84,000	Taisho Pharmaceutical Co Ltd	1,596,313
372,500	Takeda Pharmaceutical Co Ltd	17,890,123
15,750	Takefuji Corp	974,179
389,000	Teijin Ltd	1,707,899
71,400	Terumo Corp	1,877,598
133,700	Tohoku Electric Power Co Inc	2,684,785
113,000	Tokuyama Corp	833,621
88,800	Tokyo Electric Power Co Inc	2,079,469
32,200	Tokyo Electron Ltd	1,794,342
137,000	TonenGeneral Sekiyu KK	1,459,863
205,700	Toyota Motor Corp	7,311,817
51,000	Trend Micro Inc	1,586,997
84,000	Yamato Transport Co Ltd	1,171,727
		165,931,139

	Netherlands — 7.8%
619,059	ABN Amro Holdings NV	14,376,674
293,417	Aegon NV	3,756,730
50,175	Akzo Nobel NV	1,971,128
127,791	Buhrmann NV	1,171,128

See accompanying notes to the Schedule of Investments.

4

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

15,781	Corio NV	870,894
45,122	DSM NV	3,020,426
503,776	Hagemeyer NV * (a)	1,196,821
19,351	Heineken Holding NV	549,344
81,148	Heineken NV	2,574,495
601,830	ING Groep NV	16,652,132
369,375	Koninklijke Ahold NV *	2,788,250
345,348	Koninklijke KPN NV	2,746,313
7,656	Rodamco Europe NV	588,983
181,664	Royal Dutch Petroleum	10,608,875
7,763	Wereldhave NV	791,135
		63,663,328

	Norway — 1.0%
329,017	DnB NOR ASA	3,182,335
34,680	Norsk Hydro ASA	2,810,720
54,250	Orkla ASA	1,849,124
		7,842,179

	Singapore — 1.0%
1,117,000	Capitaland Limited	1,551,858
641,000	ComfortDelgro Corp Ltd	652,614
191,000	DBS Group Holdings Ltd	1,590,395
300,000	MobileOne Ltd	368,988
101,928	Oversea-Chinese Banking Corp	849,039
464,500	Singapore Press Holdings Ltd	1,202,355
1,300,220	Singapore Telecommunications	2,026,309
		8,241,558

	Spain — 3.1%
70,299	ACS, Actividades de Construccion y Servicios SA	1,867,760
52,995	Altadis SA	2,172,525
119,053	Amadeus Global Travel Distribution Class A	1,072,238
160,799	Banco Bilbao Vizcaya Argentaria SA	2,521,413
250,357	Endesa SA	5,448,770
33,370	Gas Natural SDG SA	935,389
222,676	Iberdrola SA	5,679,871
71,665	Inditex SA	2,031,387
125,419	Repsol YPF SA	3,136,367
		24,865,720

	Sweden — 2.5%
108,700	Electrolux AB	2,376,191
185,900	Hennes & Mauritz AB Class B	6,557,672
399,461	Nordea AB	3,648,739
250,490	Swedish Match AB	2,870,838
184,050	Tele2 AB Class B (a)	1,758,195
61,350	Tele2 AB Class B (Redemption Shares) * (a)	82,037
626,500	TeliaSonera AB (a)	3,100,543
		20,394,215

	Switzerland — 2.5%
104,227	Credit Suisse Group	4,169,506
12,403	Logitech International SA *	738,611
78,893	Novartis AG (Registered)	3,851,283
4,286	Roche Holding AG (Bearer)	620,286
1,702	Serono SA	1,038,077
12,054	Swisscom AG (Registered)	4,034,165
38,131	Zurich Financial Services AG *	6,334,101
		20,786,029

See accompanying notes to the Schedule of Investments.

5

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	United Kingdom — 22.6%
44,566	Alliance & Leicester Plc	693,488
218,609	Allied Domecq Plc	2,753,470
12,581	Associated British Ports	111,555
110,867	AstraZeneca Plc	4,697,601
376,922	Aviva Plc	4,217,097
352,693	BAE Systems Plc	1,727,616
712,697	Barclays Plc	6,754,161
185,394	Barratt Developments Plc	2,226,470
136,106	BBA Group Plc	743,537
61,762	Berkeley Group Holdings	928,135
270,740	BG Group Plc	2,050,299
424,677	BHP Billiton Plc	5,133,065
295,362	Boots Group Plc	3,254,885
1,331,067	BP Plc	13,350,156
1,248,790	BT Group Plc	4,846,280
71,492	Bunzl Plc	697,685
423,065	Cable & Wireless Plc	1,030,281
458,048	Cadbury Schweppes Plc	4,461,313
147,574	Capita Group Plc	1,028,408
854,711	Centrica Plc	3,603,181
68,338	Cobham Group Plc	1,750,399
82,373	Diageo Plc	1,184,747
690,155	Dixons Group Plc	1,893,536
203,586	Gallaher Group Plc	3,136,133
1,002,485	GlaxoSmithKline Plc	24,811,496
227,445	GUS Plc	3,502,181
705,251	HBOS Plc	10,258,244
140,995	IMI Plc	1,057,038
251,974	Imperial Tobacco Group Plc	6,816,237
2,523,387	Invensys Plc *	516,299
255,651	J Sainsbury Plc	1,329,245
406,805	Kingfisher Plc	1,901,606
1,055,079	Lloyds TSB Group Plc	8,691,937
613,818	National Grid Transco Plc	5,995,999
121,742	Next Plc	3,183,805
180,674	Rio Tinto Plc	5,363,514
472,470	Royal & Sun Alliance Insurance Group	661,665
332,808	Scottish & Southern Energy Plc	5,935,576
234,299	Scottish Power Plc	1,973,667
93,806	Severn Trent Plc	1,726,231
1,120,555	Shell Transport & Trading Co Plc (Registered)	9,735,087
115,796	Smiths Group Plc	1,851,381
153,475	Tate & Lyle Plc	1,320,550
241,002	Taylor Woodrow Plc	1,387,346
818,297	Tesco Plc	4,658,692
81,832	United Utilities Plc	1,008,106
134,546	WH Smith Plc	874,811
39,221	Whitbread Plc	647,588
255,833	Wimpey (George) Plc	1,981,154
117,315	Wolseley Plc	2,397,835
88,113	Xstrata Plc	1,579,438
114,733	Yell Group Plc	851,896
		184,292,122

	TOTAL COMMON STOCKS (COST $716,579,812)	756,856,974

See accompanying notes to the Schedule of Investments.

6

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.6%

	Germany — 0.5%
11,550	Fresenius AG (Non Voting) 1.47%	1,269,424
5,583	RWE AG 3.36%	294,913
67,885	Volkswagen AG 3.96% (a)	2,181,406
		3,745,743

	Italy — 0.1%
252,460	Compagnia Assicuratrice Unipol 5.56%	778,401

	TOTAL PREFERRED STOCKS (COST $4,571,551)	4,524,144

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 0.0%

	Austria — 0.0%
7,873	Boehler-Uddeholm Rights, Expires 6/02/05 * (c)	—

	Sweden — 0.0%
539,274	TeliaSonera Rights, Expires 9/06/05 * (a)	51,456

	TOTAL RIGHTS AND WARRANTS (COST $59,131)	51,456

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 8.2%

	Cash Equivalents — 7.9%
3,600,000	Branch Bank & Trust Time Deposit, 3.05%, due 06/01/05	3,600,000
41,100,000	Societe Generale GC Time Deposit, 3.06%, due 06/01/05	41,100,000
19,125,306	The Boston Global Investment Trust (d)	19,125,306
		63,825,306
	U.S. Government — 0.3%
2,620,000	U.S. Treasury Bill, 2.84%, due 8/25/05 (e) (f)	2,602,399

	TOTAL SHORT-TERM INVESTMENTS (COST $66,427,606)	66,427,705

	TOTAL INVESTMENTS — 101.7%
	(Cost $787,638,100)	827,860,279

	Other Assets and Liabilities (net) — (1.7%)	(13,558,500)

	TOTAL NET ASSETS — 100.0%	$814,301,779

See accompanying notes to the Schedule of Investments.

7

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities having a market value of $17,734,835 collateralized by cash in the amount of $19,125,306 which was invested in short-term instrument.

(b)	Bankrupt issuer.
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(d)	All or a portion of this security represents investment of security lending collateral.
(e)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(f)	Rate shown represents yield-to-maturity.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2005, 89.5% of the Net Assets of the Fund were valued using fair value prices based on tools by a third party vendor.

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
SEK - Swedish Krona
SGD - Singapore Dollar

8

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$787,713,937	$55,707,015	$(15,560,673)	$40,146,342

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Forward currency contracts

				Net
				Unrealized
Settlement				Appreciation
Date	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys

8/26/2005	CAD	6,350,430	$5,072,315	$14,206
8/26/2005	CHF	31,243,160	25,249,599	(315,209)
8/26/2005	EUR	3,955,070	4,897,343	(118,074)
8/26/2005	JPY	5,102,257,202	47,716,402	(61,521)
8/26/2005	NOK	137,017,940	21,443,648	141,599
8/26/2005	SEK	153,803,803	20,838,083	(301,415)
8/26/2005	SGD	1,843,809	1,112,392	(2,284)
				$(642,698)

Sales

8/26/2005	AUD	17,292,922	$13,033,545	$5,387
8/26/2005	CAD	5,026,000	4,014,446	(20,348)
8/26/2005	DKK	4,044,950	672,940	11,642
8/26/2005	EUR	25,116,195	31,099,982	576,811
8/26/2005	GBP	21,735,306	39,475,608	118,260
8/26/2005	HKD	51,526,700	6,623,317	(3,466)
				$688,286

9

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

Futures contracts

				Net
				Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

33	SPI 200	June 2005	$2,564,772	$58,450
74	DAX	June 2005	10,207,904	358,198
6	IBEX 35	June 2005	697,020	5,603
82	CAC40 10 EURO	June 2005	4,146,190	82,865
68	FTSE 100	June 2005	6,133,657	(14,459)
6	HANG SENG	June 2005	536,043	13,951
18	S&P/MIB	June 2005	3,520,173	67,275
175	TOPIX	June 2005	18,405,353	(66,891)
149	MSCI	June 2005	4,589,429	34,149
				$539,141

Sells

151	S&P Toronto 60	June 2005	12,910,547	$(65,023)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

10

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.5%

	Australia — 5.6%
525,408	Amcor Ltd	2,687,524
451,794	Australia and New Zealand Banking Group Ltd	7,306,904
435,432	Australian Gas Light Co Ltd	4,568,661
590,810	BHP Billiton Ltd	7,407,832
320,577	BlueScope Steel Ltd	1,947,393
878,961	Brambles Industries Ltd (a)	5,266,222
230,962	CSL Ltd	5,026,755
912,600	Foster’s Group Ltd	3,713,808
215,007	Macquarie Bank Ltd	8,157,659
311,270	National Australia Bank Ltd	7,388,252
40,768	Perpetual Trustees Australia Ltd	1,720,390
1,712,251	Promina Group Ltd	6,574,303
380,419	QBE Insurance Group Ltd	4,204,536
216,381	Rinker Group Ltd	2,009,093
62,403	Rio Tinto Ltd	1,996,468
631,816	Santos Ltd	4,799,116
1,431,867	Telstra Corp Ltd	5,425,182
545,134	Transurban Group	2,986,760
323,977	Wesfarmers Ltd	8,967,857
327,584	Westfield Group	4,149,749
443,463	Woodside Petroleum Ltd	8,275,149
587,483	Woolworths Ltd	7,116,166
		111,695,779

	Austria — 1.3%
63,994	Erste Bank Der Oesterreichischen Sparkassen AG	3,150,495
6,270	Mayr-Melnhof Karton AG (Bearer)	893,656
31,478	OMV AG	11,024,518
308,655	Telekom Austria AG	5,752,684
127,468	Wienerberger AG	5,649,066
		26,470,419

	Belgium — 3.3%
113,592	AGFA-Gevaert NV	3,252,010
99,226	Belgacom SA	3,394,744
30,344	Colruyt SA	4,400,530
26,947	Cumerio *	371,388
230,585	Dexia (a)	5,002,988
23,621	Electrabel SA	10,400,004
232,351	Fortis	6,320,709
93,174	Interbrew	3,079,044
127,054	KBC Bancassurance Holding	10,299,891
45,719	Solvay SA	4,958,663
240,109	UCB SA	10,973,346
51,428	Umicore	4,039,603
		66,492,920

	Canada — 6.7%
101,400	Bank of Nova Scotia	3,211,162
72,100	Brascan Corp Class A	2,780,147
47,500	Canadian Imperial Bank of Commerce	2,746,993
88,000	Canadian National Railway Co	5,384,321
980,400	Canadian Natural Resources	28,313,815
134,300	Canadian Pacific Railway Ltd	4,937,815
118,700	Cognos Inc *	4,458,815

See accompanying notes to the Schedule of Investments.

1

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

146,400	Enbridge Inc	3,895,602
194,800	EnCana Corp	6,750,956
50,900	Imperial Oil Ltd	3,527,964
105,800	Manulife Financial Corp	4,860,967
194,900	Methanex Corp	3,575,962
218,200	Nexen Inc	5,667,081
60,000	Penn West Petroleum Ltd	3,991,396
218,010	Petro-Canada	12,227,457
119,300	Research In Motion Ltd *	9,937,865
102,800	Royal Bank of Canada	6,142,447
66,200	Shoppers Drug Mart Corp	2,170,276
111,300	Sun Life Financial Inc	3,506,943
305,800	Talisman Energy Inc	10,110,500
115,900	Teck Cominco Ltd Class B	3,767,304
53,800	Toronto-Dominion Bank	2,296,958
		134,262,746

	Denmark — 1.2%
652	AP Moller — Maersk A/S (a)	5,895,397
104,700	Danske Bank A/S	3,004,457
227,800	H. Lundbeck A/S (a)	5,701,637
162,950	Novo-Nordisk A/S Class B	8,380,975
		22,982,466

	Finland — 2.1%
364,600	Fortum Oyj	5,522,942
2,136,250	Nokia Oyj	35,930,188
		41,453,130

	France — 4.6%
52,428	Autoroutes du Sud de la France (a)	2,704,700
34,197	Essilor International SA (a)	2,343,683
19,968	Lafarge SA	1,806,899
41,853	Michelin SA Class B	2,643,670
28,545	Pernod-Ricard	4,408,944
264,398	Peugeot SA (a)	15,823,801
105,526	Sanofi-Aventis (a)	9,496,090
41,909	Societe Generale (a)	4,117,969
153,670	Total SA	34,173,241
25,350	Unibail	3,221,840
155,802	Vinci SA	11,665,449
		92,406,286

	Germany — 3.7%
26,627	Adidas-Salomon AG	4,429,197
87,859	Altana AG	5,216,295
197,483	BASF AG	13,106,113
48,763	Celesio AG	3,994,793
34,404	Continental AG	2,436,440
20,937	Deutsche Boerse AG (a)	1,540,251
89,770	Deutsche Post AG	2,105,579
106,069	Hypo Real Estate Holding AG	4,177,173
49,927	K&S AG	2,665,953
49,797	Merck KGaA	3,889,584
43,348	RWE AG	2,647,411
318,662	Schering AG	20,007,468
178,337	Volkswagen AG (a)	7,848,568
		74,064,825

	Greece — 0.3%
177,870	Cosmote Mobile Telecommunications SA	3,186,228
103,860	OPAP SA	2,829,345
		6,015,573

See accompanying notes to the Schedule of Investments.

2

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Hong Kong — 1.8%
1,509,500	BOC Hong Kong Holdings Ltd	2,786,571
227,000	Cheung Kong Holdings Ltd	2,064,624
1,586,000	CLP Holdings Ltd	9,064,948
1,085,500	Esprit Holdings Ltd	7,754,209
2,314,000	Giordano International Ltd	1,515,304
1,347,000	Hong Kong Electric Holdings Ltd	5,949,265
388,000	Hutchison Whampoa Ltd	3,367,035
1,045,000	Techtronic Industries Co	2,333,791
		34,835,747

	Ireland — 1.4%
295,091	Allied Irish Banks Plc	6,143,408
561,088	Anglo Irish Bank Corp	6,572,156
231,200	Bank of Ireland	3,525,819
108,385	CRH Plc	2,741,205
128,355	DCC Plc	2,548,984
227,912	Kerry Group Plc	5,608,357
		27,139,929

	Italy — 4.7%
120,596	Autostrade SA	3,141,052
990,506	Banca Intesa SPA	4,625,967
1,995,131	Enel SPA	17,946,352
2,081,123	ENI SPA	53,297,990
349,928	Mediaset Spa	4,124,066
187,842	Parmalat Finanziaria SPA * (b) (c)	2,311
113,703	Riunione Adriatica di Sicurta SPA	2,192,377
372,010	Saipem SPA	4,696,104
189,243	Sanpaolo IMI SPA	2,628,414
		92,654,633

	Japan — 19.3%
63,860	Acom Co Ltd	4,087,234
89,225	Aiful Corp	6,547,493
211,000	Aisin Seiki Co Ltd	4,682,343
152,510	Astellas Pharma Inc.	5,430,331
370,000	Bridgestone Corp	7,274,803
347,500	Chubu Electric Power Co Inc	8,061,437
113,900	Credit Saison Co Ltd	3,781,039
251,400	Daiichi Pharmaceuticals Co Ltd	5,625,968
242,900	Denso Corp	5,508,337
644	East Japan Railway Co	3,191,495
295,200	Eisai Co Ltd	9,973,394
62,300	FamilyMart Co Ltd	1,803,666
88,000	Fanuc Ltd	5,434,312
657,000	Fuji Heavy Industries Ltd	2,742,854
96,200	Fuji Photo Film Co Ltd	2,995,750
661,000	Furukawa Electric Co Ltd *	2,728,941
351,000	Honda Motor Co Ltd	17,276,108
34,500	Hoya Corp	3,840,867
141,000	Ibiden Co Ltd (a)	3,634,880
44,500	Ito En Ltd	2,116,936
235	Japan Tobacco Inc	3,067,939
158,000	JFE Holdings Inc	3,958,954
133,700	Kansai Electric Power Co Inc	2,597,445
274,000	Kao Corp	6,332,863
620,000	Kawasaki Kisen Kaisha Ltd	3,665,626

See accompanying notes to the Schedule of Investments.

3

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

234,500	Kyushu Electric Power Co Inc	4,879,344
319,700	Leopalace21 Corp	4,869,423
851,500	Mitsubishi Corp	11,238,358
562	Mitsubishi Tokyo Financial Group Inc	4,644,741
489,000	Mitsui & Co	4,375,269
709,000	Mitsui OSK Lines Ltd	4,248,435
822,000	Mitsui Trust Holding Inc	8,017,512
43,700	Nidec Corp	4,779,475
27,300	Nintendo Co Ltd	2,891,491
649,500	Nippon Mining Holdings Inc	3,542,016
1,282,000	Nippon Steel Corp	2,980,308
1,043,000	Nippon Yusen Kabushiki Kaisha	5,670,246
63,700	Nissin Food Products Co Ltd	1,681,855
67,800	Nitto Denko Corp	3,796,546
1,250	NTT Data Corp	3,983,335
366,000	Olympus Optical Co Ltd	7,148,218
77,900	Ono Pharmaceutical Co Ltd	3,572,991
34,500	ORIX Corp	4,965,652
1,563,000	Osaka Gas Co Ltd	4,831,864
61,900	Promise Co Ltd	3,844,704
3,066,000	Resona Holdings Inc *	5,831,601
97,700	Sankyo Co Ltd Gunma	4,251,250
42,000	Sega Sammy Holdings Inc	2,416,990
195,100	Shin-Etsu Chemical Co Ltd	7,196,109
42,500	SMC Corp	4,497,211
687,000	Sumitomo Chemical Co Ltd	3,215,352
392,000	Sumitomo Corp	3,130,772
298,000	Taisho Pharmaceutical Co Ltd	5,663,111
1,513,700	Takeda Pharmaceutical Co Ltd	72,698,737
480,000	Teijin Ltd	2,107,434
224,800	Terumo Corp	5,911,542
201,900	Tohoku Electric Power Co Inc	4,054,286
785,000	Tokyo Gas Co Ltd	3,074,935
589,000	TonenGeneral Sekiyu KK	6,276,346
753,000	Tosoh Corp	3,063,867
95,000	Toyota Industries Corp	2,549,335
393,600	Toyota Motor Corp	13,990,914
164,000	Trend Micro Inc	5,103,283
832	Yahoo Japan Corp	1,667,504
66,700	Yamada Denki Co Ltd	3,621,608
225,000	Yamato Transport Co Ltd	3,138,554
		385,783,539

	Netherlands — 5.0%
669,306	ABN Amro Holdings NV	15,543,582
58,690	DSM NV	3,928,655
149,533	Heineken NV	4,744,072
2,080,839	ING Groep NV	57,575,073
976,204	Koninklijke Ahold NV *	7,368,937
158,105	Royal Dutch Petroleum	9,233,069
82,037	TNT NV	2,095,553
		100,488,941

	Norway — 1.7%
772,860	DnB NOR ASA	7,475,295
91,550	Frontline Ltd (a)	3,899,852
108,242	Golden Ocean Group Ltd *	69,427
70,600	Norsk Hydro ASA	5,721,938
166,300	Orkla ASA	5,668,374
372,200	Statoil ASA	6,551,826
191,200	Telenor ASA	1,522,659
197,000	Yara International ASA	2,912,928
		33,822,299

See accompanying notes to the Schedule of Investments.

4

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Singapore — 0.8%
452,000	Keppel Corp Ltd	3,134,740
2,546,000	Neptune Orient Lines Ltd	5,092,305
317,000	Oversea-Chinese Banking Corp	2,640,545
1,124,000	Singapore Press Holdings Ltd	2,909,466
1,652,930	Singapore Telecommunications	2,575,985
		16,353,041

	Spain — 3.9%
143,939	Abertis Infraestructures SA	3,210,286
23,082	Acciona SA	2,117,854
268,201	ACS, Actividades de Construccion y Servicios SA	7,125,780
380,896	Altadis SA	15,614,798
435,917	Amadeus Global Travel Distribution Class A	3,926,041
302,524	Endesa SA	6,584,132
246,183	Gas Natural SDG SA	6,900,712
60,417	Grupo Ferrovial SA	3,718,184
487,827	Iberdrola SA	12,443,166
281,973	Inditex SA	7,992,693
104,786	Indra Sistemas SA	1,915,044
228,209	Union Fenosa SA	6,867,769
		78,416,459

	Sweden — 3.4%
183,700	Electrolux AB	4,015,698
881,450	Hennes & Mauritz AB Class B	31,093,384
933,000	Nordea AB	8,522,168
60,900	Sandvik AB	2,409,519
174,200	Securitas AB	2,901,240
303,500	Skanska AB Class B	3,802,724
55,400	SKF AB (Redemption Shares) * (a)	185,388
662,500	Swedish Match AB	7,592,839
411,750	Tele2 AB Class B (a)	3,933,371
137,250	Tele2 AB Class B (Redemption Shares) * (a)	183,530
688,500	TeliaSonera AB (a)	3,407,381
		68,047,242

	Switzerland — 1.9%
3,962	Geberit AG (Registered)	2,602,042
3,653	Givaudan (Registered)	2,174,323
141,219	Novartis AG (Registered)	6,893,822
17,056	Phonak Holding AG (Registered)	625,359
6,842	Serono SA	4,173,046
9,880	Straumann Holding AG (Registered)	1,988,919
31,566	Swisscom AG (Registered)	10,564,331
21,227	Syngenta AG *	2,194,394
74,533	UBS AG (Registered)	5,756,297
		36,972,533

	United Kingdom — 17.8%
231,656	Alliance Unichem Plc	3,462,754
238,506	Allied Domecq Plc	3,004,081
119,334	AstraZeneca Plc	5,056,361
1,442,194	Barclays Plc	13,667,533
234,232	Barratt Developments Plc	2,812,985
629,707	BHP Billiton Plc	7,611,260
2,691,399	BP Plc	26,993,831
599,085	Cadbury Schweppes Plc	5,834,991

See accompanying notes to the Schedule of Investments.

5

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

381,594	Capita Group Plc	2,659,237
4,393,112	Centrica Plc	18,519,919
163,633	Cobham Group Plc	4,191,270
2,089,565	Dixons Group Plc	5,733,013
803,956	Gallaher Group Plc	12,384,512
566,802	GlaxoSmithKline Plc	14,028,345
1,470,756	HBOS Plc	21,392,914
697,259	Hilton Group Plc	3,599,010
188,899	HSBC Holdings Plc	2,987,291
1,083,300	Imperial Tobacco Group Plc	29,304,727
1,042,195	Lloyds TSB Group Plc	8,585,797
578,508	Marks & Spencer Group Plc	3,549,400
3,445,437	National Grid Transco Plc	33,656,290
406,303	Next Plc	10,625,663
145,903	Northern Rock Plc	1,953,009
158,732	Reckitt Benckiser Plc	4,846,493
338,013	Reed Elsevier Plc	3,223,155
165,555	Rio Tinto Plc	4,914,690
123,256	Royal Bank of Scotland Group	3,616,755
341,773	SABMiller Plc	5,248,435
475,526	Sage Group Plc	1,867,446
1,553,525	Scottish & Southern Energy Plc	27,706,864
1,752,860	Shell Transport & Trading Co Plc (Registered)	15,228,386
3,205,888	Tesco Plc	18,251,621
6,526,465	Vodafone Group Plc	16,430,976
379,603	Wimpey (George) Plc	2,939,621
355,965	Wolseley Plc	7,275,670
378,919	Yell Group Plc	2,813,486
		355,977,791

	TOTAL COMMON STOCKS (COST $1,695,101,418)	1,806,336,298

	PREFERRED STOCKS — 0.3%

	Germany — 0.3%
28,600	Fresenius AG (Non Voting) 1.47% (a)	3,143,335
100,608	Volkswagen AG 3.96%	3,232,922
		6,376,257

	TOTAL PREFERRED STOCKS (COST $5,343,094)	6,376,257

	RIGHTS AND WARRANTS — 0.0%

	Sweden — 0.0%
500	Sandvik AB Rights, Expires 10/06/05 *	294
529,299	TeliaSonera Rights, Expires 9/06/05 * (a)	50,504
		50,798

	TOTAL RIGHTS AND WARRANTS (COST $60,807)	50,798

See accompanying notes to the Schedule of Investments.

6

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 11.7%

	Cash Equivalents — 11.3%
50,600,000	Barclays GC Time Deposit 3.06% 06/01/05	50,600,000
99,800,000	Bank Nationale de Paris GC Time Deposit 3.05% 06/01/05	99,800,000
75,363,030	The Boston Global Investment Trust (d)	75,363,030
		225,763,030
	U.S. Government — 0.4%
8,040,000	U.S. Treasury Bill, 2.84%, due 8/25/05 (e) (f)	7,985,988

	TOTAL SHORT-TERM INVESTMENTS (COST $233,748,670)	233,749,018

	TOTAL INVESTMENTS — 102.5%
	(Cost $1,934,253,989)	2,046,512,371

	Other Assets and Liabilities (net) — (2.5%)	(50,990,257)

	TOTAL NET ASSETS — 100.0%	$1,995,522,114

	Notes to Schedule of Investments:

*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities having a market value of $75,836,683 collateralized by cash in the amount of $75,363,030 which was invested in a short-term instrument.

(b)	Bankrupt issuer.
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(d)	All or a portion of this security represents investment of security lending collateral.
(e)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(f)	Rate shown represents yield-to-maturity.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2005, 80.7% of the Net Assets of the Fund were valued using fair value prices based on tools by a third party vendor.

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
SEK - Swedish Krona
SGD - Singapore Dollar

7

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,936,251,737	$148,523,314	$(38,262,680)	$110,260,634

A summary of outstanding financial instruments as of May 31, 2005 is as follows:

Forward currency contracts

				Net Unrealized
Settlement		Units of		Appreciation
Date	Deliver/Receive	Currency	Value	(Depreciation)
Buys

8/26/05	CHF	67,870,413	$54,850,430	$(684,737)
8/26/05	EUR	15,803,149	19,568,157	(466,594)
8/26/05	GBP	3,216,296	5,841,428	(105,477)
8/26/05	JPY	14,578,260,403	136,336,156	(175,778)
8/26/05	NOK	228,114,053	35,700,416	235,741
8/26/05	SEK	228,544,110	30,964,260	(447,887)
8/26/05	SGD	11,853,090	7,151,114	(16,755)
				$(1,661,487)

Sales

8/26/05	AUD	52,536,099	$39,596,064	$16,365
8/26/05	CAD	95,302,333	76,121,371	(260,969)
8/26/05	DKK	117,142,293	19,488,436	328,521
8/26/05	EUR	7,065,173	8,748,410	162,256
8/26/05	GBP	3,139,654	5,702,231	15,248
8/26/05	HKD	249,285,202	32,043,482	(16,769)
8/26/05	JPY	747,530,000	6,990,914	59,148
				$303,800

8

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

Futures contracts

				Net Unrealized
Number of				Appreciation
Contracts	Type	Expiration Date	Contract Value	(Depreciation)
Buys

163	CAC 40	June 2005	$8,241,818	$129,194
35	Hang Seng	June 2005	3,126,916	68,641
130	IBEX 35	June 2005	15,102,109	239,769
619	MSCI Singapore	June 2005	19,066,151	141,892
84	OMXS 30	June 2005	897,748	700
834	SPI 200	June 2005	64,818,789	(962,498)
136	S&P/MIB	June 2005	26,596,862	390,883
30	S&P Toronto 60	June 2005	2,565,010	49,116
216	TOPIX	June 2005	22,717,464	(180,357)
				$(122,660)

Sales

95	DAX	June 2005	$13,104,742	$(559,906)
193	FTSE 100	June 2005	17,408,763	(148,578)
				$(708,484)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

9

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.5%

	Australia — 3.0%
898,660	AMP Ltd	4,466,227
1,079,076	Australia and New Zealand Banking Group Ltd	17,451,991
3,628,546	General Property Trust Units	9,662,951
166,545	Macquarie Bank Ltd	6,318,944
1,470,433	National Australia Bank Ltd	34,901,950
1,200	National Australia Bank Ltd ADR	142,680
797,825	Promina Group Ltd	3,063,303
568,227	Santos Ltd	4,316,110
2,308,105	Stockland	9,615,584
323,403	Suncorp-Metway Ltd	4,778,606
4,991,087	Telstra Corp Ltd	18,910,664
590,433	Westfield Group	7,479,452
328,845	Woodside Petroleum Ltd	6,136,343
796,598	Woolworths Ltd (a)	9,649,170
		136,893,975

	Austria — 1.6%
69,569	Austrian Airlines *	600,045
82,683	Bank Austria Creditanstalt AG	8,131,048
98,014	Boehler Uddeholm (Bearer)	12,649,671
85,971	Flughafen Wien AG	5,506,221
50,163	Generali Holding Vienna AG	1,778,164
15,706	Mayr-Melnhof Karton AG (Bearer)	2,238,560
77,419	OMV AG	27,114,402
146,140	RHI AG * (a)	4,028,376
165,095	Voestalpine AG (a)	11,130,662
18,485	Wienerberger AG	819,209
		73,996,358

	Belgium — 3.4%
148,226	Belgacom SA	5,071,144
22,341	Colruyt SA	3,239,924
81,382	Delhaize Group	4,802,465
1,284,058	Dexia (a)	27,860,122
30,934	Electrabel SA	13,619,818
1,586,326	Fortis	43,153,265
505,057	KBC Bancassurance Holding	40,943,473
68,425	Solvay SA	7,421,346
249,974	UCB SA	11,424,192
		157,535,749

	Canada — 2.0%
218,700	BCE Inc	5,012,746
129,100	Canadian Imperial Bank of Commerce	7,466,036
236,900	Canadian National Railway Co	14,494,837
711,800	Canadian Natural Resources	20,556,684
126,300	Canadian Pacific Railway Ltd	4,643,678
269,400	EnCana Corp	9,336,281
51,000	Magna International Inc Class A	3,485,731
245,500	National Bank of Canada	10,332,827
94,900	Petro-Canada	5,322,626
21,000	Quebecor Inc Class B	497,729
157,900	Royal Bank of Canada	9,434,751
		90,583,926

See accompanying notes to the Schedule of Investments.

1

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Denmark — 0.3%
422	AP Moller - Maersk A/S	3,815,733
318,800	Danske Bank A/S	9,148,241
		12,963,974

	Finland — 1.6%
950,600	Fortum Oyj	14,399,639
213,600	Kesko Oyj Class B (a)	5,119,625
1,583,800	Nokia Oyj	26,638,376
218,554	Rautaruukki Oyj	3,078,844
1,425,300	Sampo Oyj Class A	20,120,599
38,100	Stockmann Oyj AB Class A	1,252,814
36,700	Wartsila Oyj Class A	1,087,350
		71,697,247

	France — 4.6%
205,940	Arcelor	4,094,954
660,593	BNP Paribas (a)	44,408,248
33,681	Bongrain SA	2,075,242
315,728	Cie de Saint-Gobain	18,160,276
292,419	France Telecom SA	8,314,051
5,570	Fromageries Bel Vache qui Rit (a)	951,134
136,564	Michelin SA Class B (a)	8,626,148
405,452	Peugeot SA (a)	24,265,659
133,186	Sanofi-Aventis	11,985,162
4,123,219	SCOR SA (a)	8,448,937
261,712	Societe Generale (a)	25,715,765
182,261	Total SA (a)	40,531,327
150,374	Vinci SA	11,259,036
		208,835,939

	Germany — 6.2%
90,903	Aareal Bank AG (a)	2,638,659
108,479	Adidas-Salomon AG	18,044,647
38,231	Allianz AG (Registered)	4,501,323
204,988	Altana AG	12,170,385
116,288	Bankgesellschaft Berlin AG * (a)	427,935
399,274	BASF AG	26,498,129
407,214	Bayerische Motoren Werke AG	17,606,851
297,349	Bayerische Vereinsbank *	7,306,713
56,011	Continental AG	3,966,616
286,591	DaimlerChrysler AG (Registered)	11,554,172
184,884	Deutsche Bank AG (Registered)	14,383,711
778,673	E. On AG	67,599,295
150,090	Hypo Real Estate Holding AG (a)	5,910,793
83,889	Merck KGaA	6,552,468
1,009	Mobilcom AG	22,106
311,770	RWE AG	19,040,862
448,168	Schering AG	28,138,614
27,049	Schwarz Pharma AG	1,184,931
166,010	Suedzucker AG	3,132,383
540,447	ThyssenKrupp AG (a)	9,921,904
289,600	TUI AG (a)	7,179,696
411,826	Volkswagen AG (a)	18,124,363
		285,906,556

	Greece — 0.1%
114,726	Alpha Bank A.E.	3,153,365

See accompanying notes to the Schedule of Investments.

2

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Hong Kong — 1.7%
1,143,000	Cheung Kong Infrastructure Holdings Ltd	3,442,538
3,306,598	CLP Holdings Ltd	18,899,205
387,000	Guoco Group	3,890,075
2,827,511	Hang Lung Group Co Ltd	4,822,616
747,900	Hong Kong Aircraft Engineering Co Ltd	4,625,832
4,977,969	Hong Kong Electric Holdings Ltd	21,986,086
540,700	Hong Kong Ferry Co Ltd	648,581
162	Jardine Matheson Holdings Ltd	2,784
737,911	Jardine Strategic Holdings Ltd	7,379,110
1,180,862	Mandarin Oriental International Ltd	966,536
579,500	Swire Pacific Ltd Class A	4,940,097
1,724,400	Yue Yuen Industrial Holdings	5,111,087
		76,714,547

	Ireland — 1.4%
908,106	Allied Irish Banks Plc	18,905,578
1,459,903	Bank of Ireland	22,263,642
867,267	CRH Plc	21,934,372
		63,103,592

	Italy — 5.3%
2,943,864	Banca Intesa SPA	13,748,747
1,632,112	Banca Intesa SPA (Savings Shares)	6,867,306
3,593,459	Banca Monte dei Paschi di Siena SPA	12,904,521
380,483	Banca Popolare di Lodi Scrl	3,710,933
1,336,028	Capitalia SPA	6,980,304
5,103,824	Enel SPA	45,909,277
4,225,144	ENI SPA	108,206,811
112,908	Fiat SPA (Savings Shares) *	645,205
261,686	Fineco SPA	2,242,918
170,780	Fondiaria - Sai SPA - RNC (a)	3,423,503
588,000	Grassetto SPA * (b) (c)	7,236
259,811	Italcementi SPA - RNC	2,886,474
23,422	Italmobiliare SPA	1,454,975
92,900	Natuzzi SPA ADR	840,745
1,134,613	Parmalat Finanziaria SPA * (b) (c)	13,962
637,708	Sanpaolo IMI SPA	8,857,187
491,236	SMI (Societa Metallurgica Italy) *	393,584
357,021	Snam Rete Gas SPA	1,912,018
7,632,284	Telecom Italia Di RISP	20,194,479
		241,200,185

	Japan — 20.0%
253,010	Acom Co Ltd	16,193,407
199,650	Aiful Corp	14,650,680
175,000	Alps Electric Co Ltd	2,644,103
117,500	Autobacs Seven Co Ltd (a)	3,670,362
416,000	Bank of Fukuoka Ltd (a)	2,538,682
97,000	Canon Sales Co Inc	1,718,458
1,105,600	Chubu Electric Power Co Inc	25,648,130
191,100	Chugoku Electric Power Co Inc	3,597,887
419,000	Cosmo Oil Co Ltd	1,531,977
695,000	Daido Steel Co Ltd (a)	2,822,546
383,800	Daiichi Pharmaceuticals Co Ltd	8,588,889
880,000	Daikyo Inc * (a)	1,779,684
243,300	Daito Trust Construction Co Ltd	9,140,796
402,000	Daiwa Kosho Lease Co Ltd	2,046,386
111,000	Denso Corp	2,517,190
552,500	Eisai Co Ltd	18,666,329
128,000	Ezaki Glico Co Ltd	1,021,652
2,182,000	Fuji Heavy Industries Ltd	9,109,449
1,481,000	Furukawa Electric Co Ltd *	6,114,315

See accompanying notes to the Schedule of Investments.

3

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

355,600	Hokkaido Electric Power	7,169,850
1,599,100	Honda Motor Co Ltd	78,707,191
1,781,000	Isuzu Motors Ltd (a)	4,634,612
2,197,000	Itochu Corp	10,604,483
35,000	Japan Airport Terminal Co Ltd	326,869
937	Japan Tobacco Inc	12,232,589
241,000	JFE Holdings Inc	6,038,658
923,000	Joyo Bank	4,692,488
2,293,000	Kajima Corp	7,824,271
623,000	Kamigumi Co Ltd	4,642,184
358,000	Kandenko Co	2,105,503
600,900	Kansai Electric Power Co Inc	11,673,931
1,319,000	Kao Corp	30,485,570
3,810,000	Kawasaki Heavy Industries Ltd (a)	6,818,210
606,000	Kawasaki Kisen Kaisha Ltd	3,582,854
227,000	Kikkoman Corp	2,055,307
199,000	Kinden Corp	1,472,366
20,000	Kissei Pharmaceutical Co Ltd (a)	381,566
643,000	Komatsu Ltd	4,801,551
613,800	Kyushu Electric Power Co Inc	12,771,604
839,900	Leopalace21 Corp	12,792,706
488,000	Maeda Corp	2,692,136
129,000	Makita Corp	2,511,878
3,259,000	Marubeni Corp	10,285,396
136,000	Maruichi Steel Tube	2,901,329
2,242,000	Mazda Motor Corp (a)	8,432,492
1,262,000	Mistsubishi Chemical Corp	3,608,420
1,031,900	Mitsubishi Corp	13,619,333
2,698,000	Mitsubishi Materials Corp	5,905,318
1,779	Mitsubishi Tokyo Financial Group Inc	14,704,490
653,000	Mitsui & Co	5,842,640
372,000	Mitsui Chemicals Inc	2,109,532
627,000	Mitsui OSK Lines Ltd	3,757,079
2,191,000	Mitsui Trust Holding Inc	21,370,277
3,471	Mizuho Financial Group Inc	16,328,492
159,000	Nagase & Co	1,552,335
145,000	Nippo Corp	968,563
351	Nippon Building Fund Inc (a)	3,195,911
1,289,000	Nippon Light Metal (a)	3,103,063
1,183,000	Nippon Mining Holdings Inc	6,451,432
842,000	Nippon Oil Corp	5,491,535
4,035,000	Nippon Steel Corp	9,380,298
1,387,000	Nippon Yusen Kabushiki Kaisha	7,540,394
845,000	Nishimatsu Construction (a)	2,849,184
1,040,900	Nissan Motor Co	10,201,181
283,500	Nissin Food Products Co Ltd	7,485,179
1,030,000	Obayashi Corp	5,209,079
214,100	Ono Pharmaceutical Co Ltd	9,819,992
49,100	ORIX Corp	7,067,058
4,463,000	Osaka Gas Co Ltd	13,796,935
278,000	Promise Co Ltd	17,267,005
1,908,000	Resona Holdings Inc *	3,629,059
3,000	Royal Co Ltd	35,788
121,900	Ryosan Co	2,973,429
622,400	Sankyo Co Ltd	12,655,541
46,800	Sankyo Co Ltd Gunma	2,036,423
1,306,000	Shimizu Corp	5,793,465
679,000	Shinsei Bank Ltd	3,431,980
509,000	Shizuoka Bank Ltd/The	4,387,155
501,000	Sumitomo Chemical Co Ltd	2,344,820
524,000	Sumitomo Corp	4,185,012

See accompanying notes to the Schedule of Investments.

4

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

2,845,000	Sumitomo Metal Industries Ltd	4,786,342
1,558,000	Taiheiyo Cement Corp (a)	4,034,748
1,974,000	Taisei Corp	6,535,234
702,000	Taisho Pharmaceutical Co Ltd	13,340,618
3,115,900	Takeda Pharmaceutical Co Ltd	149,647,879
156,850	Takefuji Corp	9,701,582
748,000	Teijin Ltd	3,284,084
288,700	Terumo Corp	7,591,914
695,700	Tohoku Electric Power Co Inc	13,970,119
756,600	Tokyo Electric Power Co Inc	17,717,635
1,445,000	Tokyo Gas Co Ltd	5,660,230
201,000	Tokyo Tatemono Co Ltd	1,388,596
856,000	TonenGeneral Sekiyu KK	9,121,481
801,000	Tosoh Corp	3,259,174
819,500	Toyota Motor Corp	29,129,964
92,000	Wacoal Corp (a)	1,223,186
53,600	Yamada Denki Co Ltd	2,910,318
320,000	Yamato Transport Co Ltd	4,463,721
		914,502,738

	Malaysia — 0.0%
751,000	Promet Berhad * (b) (c)	1,976

	Netherlands — 9.0%
5,306,900	ABN Amro Holdings NV	123,244,430
2,720,264	Aegon NV	34,828,575
468,336	Akzo Nobel NV	18,398,609
185,654	Corio NV	10,245,544
122,293	DSM NV	8,186,182
14,210	Gamma Holdings NV	596,219
367,766	Heineken NV	11,667,714
5,031,239	ING Groep NV	139,210,171
585,640	Koninklijke KPN NV	4,657,189
171,050	Koninklijke Wessanen NV	2,336,074
410,886	OCE NV	5,953,171
755,373	Royal Dutch Petroleum	44,112,525
123,107	TNT NV	3,144,646
80,627	Wereldhave NV	8,216,774
		414,797,823

	Norway — 1.3%
74,817	Aker Kvaerner ASA * (a)	1,236,233
2,687,069	DnB NOR ASA	25,990,004
315,577	Norsk Hydro ASA	25,576,657
114,154	Orkla ASA	3,890,966
287,200	Storebrand (a)	2,389,515
180,500	Yara International ASA	2,668,952
		61,752,327

	Singapore — 1.1%
3,231,000	Capitaland Limited	4,488,857
5,071,249	ComfortDelgro Corp Ltd	5,163,133
1,309,000	DBS Group Holdings Ltd	10,899,616
577,000	Fraser & Neave Ltd	5,426,078
435,193	Haw Par Corp Ltd	1,382,915
778,104	Hotel Properties Ltd	587,733
255,000	Keppel Corp Ltd	1,768,493
769,000	Oversea-Chinese Banking Corp	6,405,611
2,365,000	SembCorp Industries Ltd	3,220,872
188,000	Singapore Land Ltd	584,934
1,711,370	Singapore Telecommunications	2,667,059

See accompanying notes to the Schedule of Investments.

5

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

2,037,201	Straits Trading Co Ltd	2,759,290
1,301,960	United Industrial Corp Ltd	803,453
439,000	United Overseas Bank Ltd	3,762,131
		49,920,175

	Spain — 2.9%
21,490	Acciona SA	1,971,783
219,187	ACS, Actividades de Construccion y Servicios SA	5,823,537
146,094	Banco Bilbao Vizcaya Argentaria SA	2,290,831
1,987,612	Endesa SA	43,258,387
36,548	Fomento de Construcciones y Contratas SA	2,013,047
398,443	Gas Natural SDG SA	11,168,685
1,186,413	Iberdrola SA	30,262,231
1,152,473	Repsol YPF SA	28,820,024
343,304	Sacyr Vallehermoso SA	6,918,466
		132,526,991

	Sweden — 2.7%
54,900	Atlas Copco (Redemption Shares) * (a)	147,562
164,700	Atlas Copco AB A Shares (a)	2,511,874
210,000	Electrolux AB	4,590,618
935,000	Hennes & Mauritz AB Class B	32,982,375
290,400	Holmen AB Class B (a)	7,810,271
4,055,900	Nordea AB	37,047,224
137,800	Sandvik AB	5,452,081
239,400	Skanska AB Class B	2,999,579
305,600	Svenska Handelsbanken Class A	6,609,748
1,479,100	Swedish Match AB	16,951,801
1,388,000	TeliaSonera AB (a)	6,869,201
		123,972,334

	Switzerland — 1.9%
4,337	Banque Cantonale Vaudoise	957,861
403,569	Credit Suisse Group	16,144,409
870	Pargesa Holdings SA (Bearer)	3,135,344
77,575	Swisscom AG (Registered)	25,962,363
11,935	Valora Holding AG *	2,618,874
230,166	Zurich Financial Services AG *	38,233,846
		87,052,697

	United Kingdom — 22.4%
585,774	Alliance & Leicester Plc	9,115,181
759,599	Allied Domecq Plc	9,567,461
306,348	Arriva Plc	2,962,794
749,985	AstraZeneca Plc	31,777,990
3,735,516	Aviva Plc	41,793,880
3,707,041	Barclays Plc	35,131,269
1,159,300	Barratt Developments Plc	13,922,492
1,009,151	BBA Group Plc	5,512,921
249,650	Berkeley Group Holdings	3,751,640
1,810,512	Boots Group Plc	19,951,815
3,539,827	BP Plc	35,503,280
511,082	British Energy Plc (Deferred Shares) * (c)	—
14,777,730	BT Group Plc	57,349,126
1,868,518	Cadbury Schweppes Plc	18,199,062
6,157,107	Centrica Plc	25,956,344
326,631	Cobham Group Plc	8,366,275
1,343,305	Diageo Plc	19,320,366
5,987,587	Dixons Group Plc	16,427,779
356,587	Gallaher Group Plc	5,493,032
8,867,017	GlaxoSmithKline Plc	219,458,602

See accompanying notes to the Schedule of Investments.

6

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

809,851	GUS Plc	12,470,024
456,629	Hanson Plc	4,211,431
4,821,468	HBOS Plc	70,130,769
937,773	IMI Plc	7,030,476
998,920	Imperial Tobacco Group Plc	27,022,134
111,171	Inchcape Plc	3,948,404
2,869,568	Kingfisher Plc	13,413,766
11,164,331	Lloyds TSB Group Plc	91,973,838
3,924,803	National Grid Transco Plc	38,338,913
653,601	Next Plc	17,093,017
2,714,847	Northern Foods Plc	7,738,137
514,656	Northern Rock Plc	6,889,014
2,309,718	Scottish & Southern Energy Plc	41,193,443
2,519,451	Scottish Power Plc	21,223,130
3,927,623	Shell Transport & Trading Co Plc (Registered)	34,122,155
523,771	Tate & Lyle Plc	4,506,700
1,751,369	Taylor Woodrow Plc	10,081,883
413,024	United Utilities Plc	5,088,130
730,848	WH Smith Plc	4,751,935
167,388	Whitbread Plc	2,763,787
1,557,377	Wimpey (George) Plc	12,060,226
500,716	Wolseley Plc	10,234,278
		1,025,846,899

	TOTAL COMMON STOCKS (COST $3,747,841,791)	4,232,959,373

	PREFERRED STOCKS — 0.4%

	Germany — 0.3%
72,631	RWE AG 3.36%	3,836,611
9,000	Villeroy & Boch AG (Non Voting) 4.00%	112,344
248,545	Volkswagen AG 3.96%	7,986,706
		11,935,661

	Italy — 0.1%
107,179	Fiat SPA *	577,609
309,860	IFI Istituto Finanziario Industries *	4,209,151
		4,786,760

	TOTAL PREFERRED STOCKS (COST $16,845,362)	16,722,421

	RIGHTS AND WARRANTS — 0.0%

	Austria — 0.0%
98,014	Boehler-Uddeholm Rights, Expires 6/02/05 * (c)	—

	Sweden — 0.0%
500	Sandvik AB Rights, Expires 10/06/05 * (a)	294
1,083,149	TeliaSonera Rights, Expires 9/06/05 * (a)	103,352
		103,646

	TOTAL RIGHTS AND WARRANTS (COST $124,264)	103,646

See accompanying notes to the Schedule of Investments.

7

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 10.8%

		Cash Equivalents — 10.5%
200,000,000		Bank Nationale de Paris GC Time Deposit 3.05% 06/01/05	200,000,000
29,800,000		Rabobank GC Time Deposit, 3.00%, due 06/01/05	29,800,000
24,000,000		Societe Generale GC Time Deposit, 3.06%, due 06/01/05	24,000,000
227,889,163		The Boston Global Investment Trust (d)	227,889,163
			481,689,163

		U.S. Government — 0.3%
15,100,000		U.S. Treasury Bill, 2.84%, due 8/25/05 (e) (f)	14,998,558

		TOTAL SHORT-TERM INVESTMENTS (COST $496,687,700)	496,687,721

		TOTAL INVESTMENTS — 103.7%
		(Cost $4,261,499,117)	4,746,473,161

		Other Assets and Liabilities (net) — (3.7%)	(168,175,893)

		TOTAL NET ASSETS — 100.0%	$4,578,297,268

		Notes to Schedule of Investments:

		ADR - American Depositary Receipt
	*	Non-income producing security.
	(a)

All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities, including securities for which sales are pending, having a market value of $218,072,436 collateralized by cash in the amount of $227,889,163 which was invested in a short-term instrument.

	(b)	Bankrupt issuer.
	(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
	(d)	All or a portion of this security represents investment of security lending collateral.
	(e)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
	(f)	Rate shown represents yield-to-maturity.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2005, 88.4% of the Net Assets of the Fund were valued using fair value prices based on tools by a third party vendor.

		AUD - Australian Dollar
		CAD - Canadian Dollar
		CHF - Swiss Franc
		DKK - Danish Krone
		EUR - Euro
		GBP - British Pound
		HKD - Hong Kong Dollar
		JPY - Japanese Yen
		NOK - Norwegian Krone
		SEK - Swedish Krona
		SGD - Singapore Dollar

8

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$4,266,030,674	$541,275,150	$(60,832,663)	$480,442,487

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Forward currency contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation / (Depreciation)

Buys

8/26/2005	CAD	36,950,896	$29,513,998	$101,184
8/26/2005	CHF	214,185,830	173,097,293	(2,160,897)
8/26/2005	EUR	29,229,830	36,193,666	(861,204)
8/26/2005	JPY	33,717,893,672	315,330,353	(535,471)
8/26/2005	NOK	858,814,988	134,406,678	887,531
8/26/2005	SEK	920,386,870	124,698,461	(1,803,720)
8/26/2005	SGD	47,776,510	28,824,151	(67,535)
				$(4,440,112)

Sales

8/26/2005	AUD	52,842,895	$39,827,493	$16,460
8/26/2005	DKK	76,915,948	12,796,160	215,708
8/26/2005	EUR	208,893,512	258,661,173	4,797,384
8/26/2005	GBP	144,229,070	261,948,476	784,740
8/26/2005	HKD	506,828,220	65,148,435	(34,093)
				$5,780,199

9

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

Futures contracts

				Net Unrealized
Number of		Expiration		Appreciation
Contracts	Type	Date	Contract Value	(Depreciation)

Buys

900	CAC 40	Jun-05	$4,550,697	$146,486
210	DAX	Jun-05	28,968,378	711,094
1600	Hang Seng	Jun-05	2,858,895	69,673
340	IBEX 35	Jun-05	3,949,782	68,566
1,408	MSCI Singapore	Jun-05	43,368,563	322,635
245	OMXS30	Jun-05	2,618,432	31,753
243	S&P / MIB	Jun-05	47,522,333	672,256
34	SPI 200	Jun-05	2,642,493	41,423
1222	TSE TOPIX	Jun-05	128,521,951	(3,931,819)
				$(1,867,933)

Sales

289	FTSE 100	Jun-05	$26,068,044	$(269,229)
829	S&P Toronto 60	Jun-05	70,879,764	(180,870)
				$(450,099)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

10

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.5%

	Australia — 4.2%
14,951	Ansell Ltd	103,649
685,332	Aristocrat Leisure Ltd (a)	5,402,983
30,876	Australian Stock Exchange Ltd	532,681
177,504	Billabong International Ltd	1,652,357
263,510	Boral Ltd	1,178,889
1,007,262	CFS Gandel Retail Trust	1,262,066
39,814	Cochlear Ltd	969,349
1,885,929	Commonwealth Property Office Fund (a)	1,864,310
1,214,139	CSR Ltd	2,265,912
2,895,911	DB RREEF Trust	2,992,420
201,734	Gunns Ltd	587,157
1,836,163	Investa Property Group (a)	2,681,621
430,328	Lion Nathan Ltd	2,384,071
968,487	MacQuarie Goodman Group	2,925,993
906,845	Mirvac Group Ltd	2,284,754
646,294	Oil Search Ltd	1,167,303
55,747	Perpetual Trustees Australia Ltd	2,352,496
512,233	Promina Group Ltd	1,966,753
1,466,320	Santos Ltd	11,137,800
62,147	Sonic Healthcare Ltd	543,214
		46,255,778

	Austria — 2.2%
17,588	Andritz AG	1,534,099
76,675	Austrian Airlines* (a)	661,335
6,851	Betandwin.com Interactive * (a)	980,218
57,627	Boehler Uddeholm (Bearer)	7,437,331
53,852	Flughafen Wien AG	3,449,082
17,619	Mayr-Melnhof Karton AG (Bearer)	2,511,217
63,248	RHI AG* (a)	1,743,443
91,172	Voestalpine AG	6,146,793
		24,463,518

	Belgium — 1.1%
29,245	AGFA-Gevaert NV	837,251
12,747	CMB Cie Maritime Belge	416,237
5,429	Cofinimmo SA	862,188
22,124	Colruyt SA	3,208,454
31,347	Cumerio*	432,029
22,571	Delhaize Group (a)	1,331,946
15,914	Sofina SA	1,062,966
50,136	Tessenderlo Chemie	1,941,889
31,347	Umicore	2,462,267
		12,555,227

	Brazil — 0.4%
34,000	Compania de Concessoes Rodoviarias	820,544
14,836,016	Compania Saneamento Basico SAO PA	874,337
55,468,000	Electrobas (Centro)	824,135
4,809	Investimentos Itau SA	9,820
79,944	Tele Centro Oeste Celular Participacoes SA	836,434
24,000	Unibanco-Uniao de Bancos Brasileiros SA GDR	861,600
		4,226,870

See accompanying notes to the Schedule of Investments.

1

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Canada — 3.2%
93,700	Alimentation Couche Tard Inc*	1,351,155
20,500	Canadian Pacific Railway Ltd	753,725
85,784	Canadian Tire Corp Class A	4,006,944
18,000	Cognos Inc*	676,147
38,844	Dofasco Inc	1,055,274
225,402	Hudson’s Bay Co	2,397,320
124,600	Methanex Corp	2,286,120
31,900	Metro Inc Class A	684,915
16,800	Nova Chemicals Corp	535,373
96,966	Onex Corp	1,479,365
38,656	Penn West Petroleum Ltd	2,571,523
78,600	Precision Drilling Corp*	3,087,141
227,471	Quebecor Inc Class B (a)	5,391,382
126,456	Quebecor World Inc	2,407,822
120,100	RONA Inc*	2,487,731
145,310	Sears Canada Inc	2,352,373
9,700	SNC - Lavalin Group Inc	526,730
47,004	Sobeys Inc	1,469,811
		35,520,851

	China — 0.3%
760,000	Angang New Steel Co Class H	369,619
2,753,000	China Petroleum & Chemical Corp Class H	1,003,986
24,000	China Telecom Corp Ltd ADR	833,760
1,064,000	Sinopec Shanghai Petrochemical Co Ltd Class H	359,665
295,999	Weiqiao Textile Co	404,085
		2,971,115

	Denmark — 0.6%
20,270	Coloplast A/S	1,141,979
428,299	GN Store Nord A/S	4,919,298
2,625	Kobenhavns Lufthavne AS	580,921
		6,642,198

	Finland — 3.2%
93,502	Amer Group Class A	1,589,101
58,176	Elcoteq Network Corp (a)	1,141,421
19,886	Finnair Oyj Class A	169,499
127,703	Kemira Oyj	1,699,915
202,779	Kesko Oyj Class B (a)	4,860,265
398,819	M-real Oyj Class B	2,152,797
204,629	OKO Bank	3,264,416
253,548	Orion Oyj Class B (a)	4,931,964
481,814	Pohjola Group Plc Class D	6,115,547
336,939	Rautaruukki Oyj	4,746,573
700	Stockmann Oyj AB Class A	23,018
7,350	Wartsila Oyj Class A	217,766
158,101	Wartsila Oyj Class B	4,756,348
		35,668,630

	France — 3.4%
5,093,994	Alstom *	4,641,134
36,337	Eiffage SA (a)	2,899,860
5,504	Eurazeo	467,388
485,669	Havas SA (a)	2,870,047
15,436	Imerys SA (a)	1,112,376
12,254	Michelin SA Class B	774,031
36,459	Neopost SA	3,254,915
87,994	Pagesjaunes Groupe SA (a)	2,128,837
84,364	Publicis Groupe	2,474,472
37,363	Remy Cointreau SA (a)	1,576,681
1,920,475	SCOR SA (a)	3,935,268
10,799	Vallourec	2,500,562
191,109	Zodiac SA	9,288,289
		37,923,860

See accompanying notes to the Schedule of Investments.

2

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Germany — 7.8%
177,053	Aareal Bank AG (a)	5,139,352
13,619	Adidas-Salomon AG	2,265,416
81,857	Bankgesellschaft Berlin AG*	301,230
39,440	Bilfinger & Berger AG	1,872,268
22,433	Celesio AG	1,837,770
306,564	Depfa Bank Plc	4,902,226
114,593	Hannover Rueckversicherungs AG (Registered) (a)	4,368,762
202,223	Hochtief AG	6,871,620
146,901	Hypo Real Estate Holding AG	5,785,205
18,691	IKB Deutsche Industriebank AG	501,237
69,718	IWKA AG (a)	1,653,150
55,674	K&S AG	2,972,825
156,921	KarstadtQuelle AG* (a)	1,725,476
75,119	MAN AG (a)	3,332,332
216,529	Merck KGaA	16,912,819
57,629	Mobilcom AG (a)	1,262,591
26,772	Norddeutsche Affinerie AG	541,522
174,333	Salzgitter AG (a)	4,078,880
128,612	Schwarz Pharma AG	5,634,086
11,164	Software AG (Bearer)	427,061
179,547	Suedzucker AG	3,387,807
45,194	Techem AG*	1,849,315
335,528	TUI AG (a)	8,318,332
712,173	WCM Beteiligungs & Grundbesitz* (a)	385,337
		86,326,619

	Hong Kong — 1.9%
381,000	Asia Satellite Telecommunications Holdings Ltd	671,147
6,862,000	Chaoda Modern Agriculture	2,838,077
334,800	Dah Sing Financial Services	2,170,620
5,334,000	First Pacific Co*	1,828,904
4,584,000	Giordano International Ltd	3,001,796
290,000	Guoco Group	2,915,044
1,285,000	Hang Lung Group Co Ltd	2,191,702
1,113,600	HKR International Ltd	733,669
251,000	Kingboard Chemical Holdings Ltd	762,860
28,000	Mandarin Oriental International Ltd	22,918
242,000	Orient Overseas International Ltd	1,045,390
350,000	Oriental Press Group	111,109
2,065,000	Shun Tak Holdings Ltd	1,944,171
448,500	Techtronic Industries Co	1,001,632
		21,239,039

	Indonesia — 0.2%
868,000	Astra International Tbk PT	1,064,458
9,008,000	Bumi Resources Tbk PT*	785,381
5,170,000	Indah Kiat Pulp & Paper*	730,099
		2,579,938

	Ireland — 2.2%
375,097	DCC Plc	7,449,000
337,027	Eircom Group Plc	767,994
1,881,721	Fyffes Plc	5,288,489
314,582	Grafton Group Plc*	3,657,869
203,771	Kerry Group Plc	5,014,306
200,444	Kingspan Group Plc	2,313,908
		24,491,566

See accompanying notes to the Schedule of Investments.

3

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Italy — 1.9%
10,223	Autostrada Torino-Milano SPA	223,373
105,076	Banca Popolare di Lodi Scrl	1,024,829
52,997	Benetton Group SPA (a)	480,912
851,063	Beni Stabili SPA	817,294
101,712	Buzzi Unicem SPA	1,463,541
121,122	ERG SPA	1,876,677
57,673	Fondiaria — Sai SPA — RNC (a)	1,156,129
102,000	Fornara & Co SPA* (b) (c)	—
213,400	Grassetto SPA* (b) (c)	2,626
506,840	IFIL SPA	2,092,237
134,019	Italcementi SPA (a)	2,069,627
362,996	Italcementi SPA — RNC (a)	4,032,848
19,446	Italmobiliare SPA — RNC	900,198
18,879	Lottomatica SPA	631,248
1,385,568	Parmalat Finanziaria SPA* (b) (c)	17,050
388,613	RCS MediaGroup SPA (a)	2,758,589
74,851	Saipem SPA	944,889
		20,492,067

	Japan — 21.0%
183,200	Aderans Co Ltd	4,241,951
108,000	Alps Electric Co Ltd	1,631,789
68,700	Aoyama Trading Co Ltd	1,664,483
33,800	Autobacs Seven Co Ltd (a)	1,055,815
61,000	Bank of Kyoto (a)	511,795
276,000	Bosch Automotive Systems Corp	1,368,377
143,000	Calsonic Kansei Corp (a)	791,037
60,000	Canon Sales Co Inc	1,062,964
128,000	Central Glass Co Ltd	813,604
115,000	Chiyoda Corp	1,369,517
1,000	Chudenko Corp	15,677
94,900	Coca-Cola West Japan Co Ltd	2,122,836
319,000	Cosmo Oil Co Ltd	1,166,350
360,000	Daicel Chemical Industries Ltd	1,868,850
791,000	Daido Steel Co Ltd (a)	3,212,423
118,800	Daiei Inc* (a)	2,053,093
17,000	Daiichikosho Co Ltd (a)	354,210
1,694,000	Dainippon Ink and Chemicals Inc	5,004,151
613,000	Dainippon Pharmaceutical Co Ltd (a)	5,876,840
150,000	Dainippon Screen Manufacturing Co Ltd (a)	1,018,863
46,000	Denki Kogyo Co Ltd	261,838
107,000	Dodwell BMS Ltd (a)	744,784
239,000	Dowa Mining Co	1,539,432
559,000	Fuji Electric Holdings Co Ltd	1,695,621
337,000	Fujiya Co Ltd (a)	718,518
202,000	Furukawa Electric Co Ltd*	833,958
131,800	Futaba Industrial Co Ltd	2,504,035
57,100	H.I.S. Co Ltd	1,274,307
225,000	Hanwa Co Ltd (a)	746,934
1,614,900	Haseko Corp* (a)	3,395,040
28,000	Hiroshima Bank Ltd (The)	121,143
97,000	Hisamitsu Pharmaceutical Co Inc	2,422,864
1,685,000	Hitachi Zosen Corp* (a)	2,180,614
145,000	Ibiden Co Ltd(a)	3,737,997
338	Intelligent Wave Inc	702,871
9,819	Invoice Inc (a)	1,008,570
2,978,000	Ishikawajima-Harima Heavy Industries* (a)	4,233,175

See accompanying notes to the Schedule of Investments.

4

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

1,912,000	Isuzu Motors Ltd (a)	4,975,507
41,900	Ito En Ltd (a)	1,993,250
131,000	Itoham Foods Inc	596,665
113,000	Izumiya Co Ltd	744,883
147,000	JACCS Co Ltd	1,156,864
176	Japan Real Estate Investment Corp (a)	1,410,231
127	Japan Retail Fund Investment Corp	1,032,513
65,000	Kaken Pharmaceutical Co Ltd (a)	424,935
328,000	Kamigumi Co Ltd	2,444,039
241,000	Kandenko Co	1,417,392
130,000	Kansai Paint Co	808,175
2,612,000	Kawasaki Heavy Industries Ltd (a)	4,674,321
279,000	Keisei Electric Railway Co (a)	1,345,467
335,000	Kikkoman Corp	3,033,163
76,000	Kissei Pharmaceutical Co Ltd (a)	1,449,950
328,000	Kitz Corp	1,525,755
174,000	Koito Manufacturing Co Ltd	1,870,813
144,500	Konami Corp	2,876,894
475,000	Kurabo Industries Ltd	1,146,439
125,000	Kyowa Exeo Corp	1,023,157
104,000	Kyudenko Corp	617,929
444,900	Leopalace21 Corp	6,776,372
365,000	Maeda Corp (a)	2,013,586
96,000	Makita Corp	1,869,305
287,000	Maruha Group Inc	727,682
147,000	Maruichi Steel Tube (a)	3,135,995
119,000	Mitsubishi Gas Chemical Co Inc	585,949
1,003,000	Mitsubishi Materials Corp	2,195,342
429,000	Mitsui Engineering & Shipbuilding (a)	925,068
60,300	Mitsumi Electric Co Ltd (a)	638,237
250,000	Nagase & Co	2,440,779
120,600	Namco Ltd	1,627,687
76,000	NGK Spark Plug Co Ltd	854,710
191,000	Nippo Corp	1,275,831
1,331,000	Nippon Light Metal (a)	3,204,171
525,000	Nippon Shinpan Co Ltd (a)	2,556,748
147,000	Nippon Shokubai Corp	1,177,949
271,000	Nippon Soda Co Ltd	872,490
61,000	Nipro Corp	910,983
662,000	Nishimatsu Construction (a)	2,232,142
177,000	Nissan Chemical Industries Ltd	1,812,161
460,000	Nissan Shatai Co Ltd	3,053,697
435,000	Nisshin Seifun Group Inc	4,277,899
319,000	Nisshin Steel Co Ltd	776,450
535,900	Nissin Company Ltd (a)	993,842
52,600	Nissin Food Products Co Ltd	1,388,784
6,000	Nissin Kogyo Co Ltd	227,120
178,000	Okasan Securities Co Ltd (a)	904,228
177,000	OMC Card (a)	2,110,380
669,000	Orient Corp*	2,456,200
27,000	Park24 Co Ltd	530,216
19,000	Point Inc	738,378
96,200	Q.P. Corp	836,545
94,000	Rengo Co Ltd	485,827
130,300	Ryosan Co	3,178,325
4,000	Sanden Corp	16,537
27,000	San-In Godo Bank	257,809
67,000	Sanki Engineering	475,047
339,000	Sankyo-Tateyama Holdings Inc	847,930
548,000	Sankyu Inc (a)	1,540,386
181,700	Santen Pharmaceutical Co Ltd	4,102,049

See accompanying notes to the Schedule of Investments.

5

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

145,000	Sanyo Securities Co Ltd* (b) (c)	1,336
96,000	Sanyo Shokai Ltd	510,742
84	Sapporo Hokuyo Holdings Inc	606,512
220,000	Seino Transportation Co Ltd	1,923,264
66,800	Shinko Electric Industries	2,596,428
41,000	Showa Corp	512,020
118,290	Sojitz Holdings Corp* (a)	456,805
13,000	Sumitomo Forestry Co Ltd	113,146
695,000	Sumitomo Heavy Industries Ltd	3,428,362
923,000	Sumitomo Light Metal Industry (a)	1,504,518
227,000	Sumitomo Rubber Industries Inc	2,409,702
409,000	Sumitomo Warehouse (a)	2,091,936
31,000	Sundrug Co Ltd	1,165,369
110,100	Suzuken Co Ltd	2,923,073
503,600	Taiheiyo Cement Corp	1,304,172
94,000	Tamura Taiko Holdings Inc	733,422
96,000	Tanabe Seiyaku Co Ltd	991,144
77,600	THK Co Ltd	1,566,981
250,000	Toagosei Co Ltd	1,022,373
505,000	Toda Corp	2,063,667
1,011,000	Toho Gas Co Ltd	3,894,667
296,000	Tokuyama Corp	2,183,644
546,000	Tokyo Tatemono Co Ltd	3,772,006
370,000	Tosoh Corp	1,505,486
164,000	Toyo Engineering (a)	447,127
995,000	Toyo Tire & Rubber Co Ltd	4,002,703
75,000	Toyoda Machine	724,374
163,000	Tsumura & Co (a)	2,842,900
1,535,000	Ube Industries Ltd	2,897,167
58,000	Urban Corp (a)	2,131,692
133,000	Wacoal Corp (a)	1,768,302
192,000	Yakult Honsha Co Ltd (a)	3,540,252
42,000	Yamato Kogyo Co	481,263
98,000	Yodogawa Steel Works (a)	517,373
828,000	Yokohama Rubber Co (a)	3,402,061
		230,961,493

	Malaysia — 0.3%
341,000	Malakoff Berhad	654,379
162,000	Malaysian International Shipping Berhad (Foreign Registered)	736,281
448,000	Malaysian Plantations Berhad	285,046
157,800	Maxis Communications Berhad	408,744
357,000	Promet Berhad * (b (c)	939
407,000	Proton Holdings Berhad	759,730
312,000	Rekapacific Berhad * (c)	821
		2,845,940

	Mexico — 0.4%
405,000	Carso Global Telecom Class A*	718,141
692,000	Controladora Comercial Mexicana SA de CV	743,857
83,000	Fomento Economico Mexicano SA de CV	453,344
126,000	Grupo Financiero Banorte SA de CV	839,163
102,700	Grupo Mexico SA Class B	484,988
276,000	Grupo Modelo SA de CV Class C	836,798
200,000	Organizacion Soriana SA de CV Class B*	760,725
		4,837,016

	Netherlands — 5.4%
9,013	Aalberts Industries	396,755
155,201	Amstelland NV	1,624,670
48,275	Boskalis Westminster NV	1,752,442

See accompanying notes to the Schedule of Investments.

6

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

552,324	Buhrmann NV	5,061,717
150,891	Corio NV	8,327,105
151,067	CSM	4,417,974
103,686	DSM NV	6,940,646
1,118,001	Hagemeyer NV* (a)	2,656,035
75,343	Hunter Douglas NV* (a)	3,895,879
53,379	Imtech NV	1,759,295
61,970	Koninklijke Wessanen NV	846,340
25,157	Nutreco Holding NV	810,041
223,773	OCE NV	3,242,162
81,634	Stork NV	3,241,664
179,527	Van der Moolen Holding NV (a)	905,097
80,200	Van Ommeren Vopak NV	1,835,764
54,359	Vastned Retail NV	3,652,883
83,709	Wereldhave NV	8,530,864
		59,897,333

	Philippines — 0.2%
543,600	Bank of the Philippine Islands	481,749
42,934	Globe Telecom Inc	644,790
50,882	Philippine Long Distance Telephone	1,376,713
		2,503,252

	Poland — 0.2%
13,925	BRE Bank SA*	515,902
64,500	Polski Koncern Naftowy Orlen SA	874,671
70,000	Telekomunikacja Polska SA	387,391
		1,777,964

	Singapore — 2.4%
1,538,000	Asia Food & Properties Ltd*	460,625
1,294,000	CapitaMall Trust	1,846,520
496,797	ComfortDelgro Corp Ltd	505,798
1,585,000	Cosco Investment Ltd	1,734,866
63,750	Creative Technology Ltd	506,871
5,750,000	GES International Ltd	2,424,466
89,000	Hotel Properties Ltd	67,225
495,000	Jurong Technologies Industrial Corp Ltd	476,320
2,740,000	Keppel Land Ltd	3,741,116
4,903,350	MobileOne Ltd	6,030,932
15,734,100	Pacific Century Region Developments Ltd*	1,976,674
1,674,000	Parkway Holdings Ltd	1,805,164
1,160,000	Singapore Post Ltd	639,503
94,000	United Overseas Land	123,749
3,171,000	Want Want Holdings Ltd	3,737,023
258,000	Wheelock Properties (Singapore Ltd)	422,230
		26,499,082

	South Africa — 0.6%
49,764	ABSA Group Ltd	604,403
258,000	African Bank Investments Ltd	627,147
186,000	AVI Ltd	340,007
39,000	Barlow Ltd	504,038
53,000	Bidvest Group Ltd	538,818
186,000	Consol Ltd*	284,022
10,990	Impala Platinum Holdings Ltd	923,315
55,000	Nedcor Ltd	612,789
49,000	Remgro Ltd	750,306
406,000	Sanlam Ltd	668,866
44,900	Tiger Brands Ltd	713,135
		6,566,846

See accompanying notes to the Schedule of Investments.

7

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	South Korea — 1.9%
191,880	Daewoo Engineering & Construction Co Ltd	1,340,887
82,710	Daewoo Heavy Industries & Machinery Ltd	664,151
39,700	Dongkuk Steel Mill	649,078
68,700	Dongwon Financial Holding Co Ltd	1,165,596
18,500	Hankuk Electric Glass Co Ltd	810,195
54,600	Hynix Semiconductor Inc*	855,010
70,900	Hyundai Department Store Co Ltd	2,113,355
49,000	Hyundai Development Co	1,032,068
27,500	Hyundai Engineering & Construction*	638,686
14,300	Hyundai Mobis	940,073
58,100	KIA Motors Corp	829,365
27,800	Korea Express Co Ltd*	1,092,611
15,400	Korea Zinc Co Ltd	462,714
29,300	KT Freetel Co Ltd	669,185
17,500	KT&G Corp	626,789
37,100	LG Cable & Machinery Ltd	886,116
72,300	LG Corp	1,863,306
7,360	LG Home Shopping Inc	556,249
143,600	LG Insurance Co Ltd	927,537
92,100	Poongsan Corp	1,157,206
5,700	Samsung SDI Co Ltd	542,471
24,000	Shinhan Financial Group Co Ltd	612,308
18,000	SK Corp	933,297
		21,368,253

	Spain — 1.4%
18,075	Acciona SA	1,658,445
117,779	Aguas de Barcelona SA Class A	2,372,118
261,746	Amadeus Global Travel Distribution Class A	2,357,388
97,500	Antena 3 de Television SA	1,951,884
48,556	Corp Financiera Alba	1,910,137
11,044	Fomento de Construcciones y Contratas SA	608,298
17,926	Inmobiliaria Colonia SA	930,005
157,505	Sacyr Vallehermoso SA	3,174,134
		14,962,409

	Sweden — 2.9%
26,000	Capio AB*	409,732
208,200	Eniro AB	2,370,306
37,300	Fabege AB	752,630
95,855	Getinge AB	1,392,232
69,838	Holmen AB Class B	1,878,284
323,917	Kinnevik Investment AB (a)	2,643,718
44,019	Lundbergforetagen AB Class B (a)	1,852,333
67,000	Lundin Petroleum AB*	483,958
45,150	Modern Times Group AB*	1,392,478
1,300	SAAB AB Class B	20,456
573,202	Skanska AB Class B (a)	7,181,974
88,220	SSAB Swedish Steel Class A	2,144,626
756,952	Swedish Match AB	8,675,343
7,460	Wihlborgs Fastigheter AB	175,448
		31,373,518

	Switzerland — 1.8%
23,425	Baloise Holding Ltd	1,223,164
180,623	Converium Holding AG*	1,415,412
2,652	Fischer (George AG (Registered) *	786,167
3,446	Forbo Holdings AG (Registered) *	656,885
2,312	Geberit AG (Registered)	1,518,405

See accompanying notes to the Schedule of Investments.

8

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

4,820	Helvetia Patria Holding (Registered)	721,771
443	Jelmoli Holding AG (Bearer)	601,693
190	Jelmoli Holding AG (Registered)	51,261
903	Lindt & Spruengli AG	1,410,084
97	Lindt & Spruengli AG (Registered)	1,549,912
37,045	Logitech International SA*	2,206,065
69	Motor-Columbus (Bearer)	331,349
886	Movenpick Holdings (Bearer) *	206,383
47,659	Phonak Holding AG (Registered)	1,747,420
1,099	Sika AG (Bearer) *	690,340
1,047	Straumann Holding AG (Registered)	210,769
3,775	Sulzer AG (Registered)	1,569,936
13,951	Valora Holding AG*	3,061,241
		19,958,257

	Taiwan — 1.6%
555,526	Acer Inc	1,051,080
444,337	Asustek Computer Inc	1,222,729
1,731,430	Cheng Loong Corp	539,054
1,538,000	China Bills Finance Corp	543,402
594,000	Compal Electronics Inc	567,962
503,842	Delta Electronics Inc	815,308
970,000	Far Eastern International Bank*	528,148
875,121	Far Eastern Textile Co Ltd	655,606
394,000	Far Eastone Telecommunications Co Ltd	503,076
647,560	Formosa Chemicals & Fibre Co	1,172,186
708,680	Formosa Plastics Corp	1,204,096
990,000	Fubon Financial Holding Co Ltd	937,708
521,382	GigaByte Technology Co Ltd	571,323
156,600	High Tech Computer Corp	1,379,007
1,547,645	Inventec Co Ltd	715,011
882,000	Lite-On Technology Corp	942,920
1,330,000	Mega Financial Holdings Co Ltd	861,720
1,348,000	Mitac International Corp	1,435,026
743,000	Realtek Semiconductor Corp	752,312
918,000	Taiwan Cellular Corp	917,327
1,186,000	Waterland Financial Holdings	497,863
		17,812,864

	Thailand — 0.0%
168,000	Bangkok Dusit Medical Service Pcl (Foreign Registered) (c)	69,879

	Turkey — 0.4%
184,961	AK Enerji Elektrik Uretim*	723,442
2,248	Akbank TAS	11,999
68,341	Aksa Akrilik Kimya Sanayii AS	601,691
249,022	Trakya Cam Sanayii AS	792,071
82,211	Tupras-Turkiye Petrol Rafineriler AS	1,035,853
210,500	Yapi Ve Kredi Bankasi AS*	799,962
		3,965,018

	United Kingdom — 20.4%
1,158,540	Aegis Group Plc	2,054,448
531,876	Aggreko Plc	1,874,376
1,011,291	AMEC Plc	6,173,841
705,246	Arriva Plc	6,820,669
372,997	Ashtead Group Plc*	608,504
93,411	Associated British Ports	828,266
325,304	AWG Plc	5,292,916
1,151,681	Barratt Developments Plc	13,830,993
778,099	BBA Group Plc	4,250,700

See accompanying notes to the Schedule of Investments.

9

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

91,136	Bellway Plc	1,410,890
550,200	Berkeley Group Holdings	8,268,185
474,452	BPB Plc	4,419,951
876,872	Bradford & Bingley Plc	4,912,979
751,275	Brambles Industries Plc	4,107,302
219,951	Britannic Group Plc	2,041,410
637,056	British Insurance Holdings Plc	971,685
539,039	Bunzl Plc	5,260,437
649,663	Cable & Wireless Plc	1,582,110
251,986	Capita Group Plc	1,756,030
357,008	Cobham Group Plc	9,144,346
262,909	Computacenter Plc	1,183,724
244,220	Countrywide Plc	1,186,558
88,398	Crest Nicholson Plc	614,418
217,718	Croda International Plc	1,489,769
366,691	De La Rue Plc	2,520,533
777,694	Dixons Group Plc	2,133,712
351,685	First Choice Holidays Plc	1,155,333
148,936	Firstgroup Plc	858,606
509,524	GKN Plc	2,334,453
67,735	Go-Ahead Group Plc	1,661,043
327,585	HMV Group Plc	1,353,133
454,409	IMI Plc	3,406,700
121,374	Inchcape Plc	4,310,779
2,433,317	International Power Plc*	8,561,506
41,841	Intertek Group Plc	574,143
6,521,232	Invensys Plc*	1,334,280
67,721	Investec Plc	2,033,781
170,398	Johnson Matthey Plc	3,027,905
753,167	Kelda Group Plc	8,809,000
167,926	Kesa Electricals Plc	816,886
99,331	Luminar Plc	932,289
781,176	Mitchells & Butlers Plc	4,596,260
323,364	Morgan Crucible Co*	1,061,178
109,438	National Express Group Plc	1,726,103
2,005,813	Northern Foods Plc	5,717,175
432,613	Paragon Group Cos Plc	3,209,729
247,520	Peninsular & Oriental Steam Navigation Co	1,396,127
167,482	Pennon Group Plc	3,069,153
272,481	Persimmon Plc	3,699,031
191,046	Provident Financial Plc	2,334,825
192,866	Punch Taverns Plc	2,390,921
371,548	Rank Group Plc	1,809,982
148,062	Restaurant Group Plc	352,097
3,636,059	Royal & Sun Alliance Insurance Group	5,092,079
875,994	Signet Group Plc	1,636,657
345,555	Somerfield Plc	1,238,925
627,630	Tate & Lyle Plc	5,400,337
1,943,087	Taylor Woodrow Plc	11,185,522
235,124	TDG Plc	927,974
1,567,248	THUS Group Plc*	398,983
164,765	Travis Perkins Plc	5,231,200
885,537	WH Smith Plc	5,757,715
126,152	Whitbread Plc	2,082,929
224,566	Wilson Bowden Plc	4,651,422
1,705,607	Wimpey (George Plc)	13,208,110
63,098	Yell Group Plc	468,505
		224,551,528

	TOTAL COMMON STOCKS (COST $813,797,589)	1,031,307,928

See accompanying notes to the Schedule of Investments.

10

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS — 3.2%

	Brazil — 0.6%
38,627	Banco Bradesco SA 3.66%	1,243,214
6,766	Banco Itau Holding Financeira SA 2.79%	1,190,614
2,169,000	Companhia de Bebidas das Americas 3.03%	648,224
27,524,000	Compania Energetica de Minas Gerais 4.11%	833,887
27,000	Compania Vale do Rio Doce Class A 3.97%	666,736
66,201,000	Electrobras (Centro SA Class B 8.09) %	906,675
5	Embratel Participacoes SA*	—
31,500	Gerdau Metalurgica SA 11.70%	436,647
493,394	Investimentos Itau SA 4.28%	1,007,470
		6,933,467

	Germany — 1.7%
89,960	Fresenius AG (Non Voting) 1.47% (a)	9,887,217
182,373	Hugo Boss AG 3.30% (a)	5,503,811
68,350	Rheinmetall AG (Non Voting) 1.91%	3,468,500
		18,859,528

	Italy — 0.7%
1,538,295	Compagnia Assicuratrice Unipol 5.56% (a)	4,742,973
242,278	IFI Istituto Finanziario Industries*	3,291,114
		8,034,087

	South Korea — 0.2%
31,200	Hyundai Motor Co 3.72%	1,004,075
15,600	LG Electronics Inc 3.88%	639,335
		1,643,410

	TOTAL PREFERRED STOCKS (COST $22,685,745)	35,470,492

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 0.0%

	Austria — 0.0%
57,627	Boehler-Uddeholm Rights, Expires 6/02/05* (c)	—

	Hong Kong — 0.0%
307,764	Global Bio-Chem Technology Group Ltd Warrants, Expires 5/31/07*	11,076

	TOTAL RIGHTS AND WARRANTS (COST $0)	11,076

See accompanying notes to the Schedule of Investments.

11

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 19.4%

	Cash Equivalents — 18.8%
35,400,000	Societe Generale GC Time Deposit, 3.06%, due 06/01/05	35,400,000
171,248,628	The Boston Global Investment Trust (d)	171,248,628
		206,648,628

	U.S. Government — 0.6%
6,900,000	U.S. Treasury Bill, 2.84%, due 8/25/05 (e) (f)	6,853,646

	TOTAL SHORT-TERM INVESTMENTS (COST $213,502,305)	213,502,274

	TOTAL INVESTMENTS — 116.1%
	(Cost $1,049,985,639)	1,280,291,770

	Other Assets and Liabilities (net) — (16.1) %	(177,430,815)

	TOTAL NET ASSETS — 100.0%	$1,102,860,955

Notes to Schedule of Investments:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

*                 Non-income producing security.

(a)          All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities, including securities for which sales are pending, having a market value of $159,300,927 collateralized by cash in the amount of $171,248,628 which was invested in a short-term instrument.

(b)         Bankrupt issuer.

(c)          Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(d)         All or a portion of this security represents investment of security lending collateral.

(e)          All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.

(f)            Rate shown represents yield-to-maturity.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2005, 90.6% of the Net Assets of the Fund were valued using fair value prices based on tools by a third party vendor.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

12

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation

$1,050,315,963	$258,563,629	$(28,587,822)	$229,975,807

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Forward currency contracts

				Net Unrealized
Settlement				Appreciation
Date	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys

8/26/2005	CAD	66,522,121	$53,133,590	$185,999
8/26/2005	CHF	83,771,697	67,701,276	(871,543)
8/26/2005	JPY	5,925,441,919	55,414,840	(114,419)
8/26/2005	NOK	238,219,745	37,281,982	246,186
8/26/2005	NZD	6,083,758	4,260,116	(12,823)
8/26/2005	SEK	163,296,501	22,124,199	(320,019)
8/26/2005	SGD	10,201,095	6,154,445	(14,420)
				$(901,039)

Sales

8/26/2005	AUD	41,524,766	$31,296,905	$12,935
8/26/2005	DKK	30,837,800	5,130,346	86,484
8/26/2005	EUR	48,674,392	60,270,781	1,117,841
8/26/2005	GBP	37,616,081	68,318,232	204,666
8/26/2005	HKD	150,425,918	19,335,966	(10,119)
				$1,411,807

13

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

Futures contracts

Number of				Net Unrealized Appreciation
Contracts	Type	Expiration Date	Contract Value	(Depreciation)

Buys

203	S&P / MIB	Jun-05	39,701,358	$437,996
132	TSE TOPIX	Jun-05	13,882,895	(583,775)
150	MSC	Jun-05	4,620,230	34,393
				$(111,386)
Sells

21	SPI 200	Jun-05	1,632,128	$55,038
41	DAX	Jun-05	5,655,731	(128,390)
338	FTSE 100	Jun-05	30,487,886	123,537
				$50,185

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

14

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.6%

	Taiwan — 99.6%
1,083,000	Accton Technology Corp *	545,920
5,305,402	Acer Inc	10,038,061
2,358,000	Arima Computer Corp *	569,581
1,891,075	Asia Cement Corp	1,208,901
54,000	Asia Optical Co Ltd	365,112
9,426,900	Asustek Computer Inc	25,941,001
649,000	Chang Hwa Commercial Bank *	364,682
2,608,180	Cheng Loong Corp	812,016
7,702,000	China Bills Finance Corp	2,721,251
19,720,037	China Development Financial Holding Corp *	7,510,715
1,093,000	China Petrochemical Development Corp *	260,302
3,264,000	China Steel Corp	3,175,472
3,936,792	Chinatrust Financial Holding Co	4,422,650
1,318,972	Chung Hung Steel Corp *	601,921
1,233,200	Chung Hwa Pulp Corp	415,781
3,943,000	Chunghwa Telecom Co Ltd	7,796,643
238,000	Compal Electronics Inc	227,567
883,000	Compeq Manufacturing Co Ltd *	292,791
2,451,330	Delta Electronics Inc	3,966,700
390,429	E.Sun Financial Holdings Co Ltd	316,502
480,000	Eva Airways Corp *	237,773
1,231,000	Evergreen Marine Corp	1,101,051
413,000	Far Eastern Department Stores Ltd	226,254
3,899,000	Far Eastern International Bank *	2,122,938
3,114,420	Far Eastern Textile Co Ltd	2,333,199
987,000	Far Eastone Telecommunications Co Ltd	1,260,245
4,643,000	Federal Corp	2,483,520
3,735,720	Formosa Chemicals & Fibre Co	6,762,243
2,187,000	Formosa Petrochemical Corp	4,383,009
5,298,860	Formosa Plastics Corp	9,003,129
2,964,000	Formosa Taffeta Co	1,446,477
1,464,000	Fubon Financial Holding Co Ltd	1,386,671
108,000	Giant Manufacturing Inc	175,164
1,693,202	GigaByte Technology Co Ltd	1,855,386
1,961,000	Goldsun Development & Construction Co Ltd *	459,811
1,337,000	Grand Pacific Petrochem *	388,789
524,800	High Tech Computer Corp	4,621,347
2,088,599	Hon Hai Precision Industry Co Ltd	10,930,921
123,000	Hotai Motor Company Ltd	277,796
403,000	Hsinchu International Bank *	236,201
1,735,220	Hua Nan Financial Holdings Co Ltd	1,339,458
2,149,157	International Bank of Taipei	1,476,789
6,817,770	Inventec Co Ltd	3,149,803
8,272,000	KGI Securities Co Ltd *	3,000,416
1,790,240	Kinpo Electronics	773,801
334,000	Lee Chang Yung Chem Industries	170,940
711,000	Lite-On Technology Corp	760,109
665,932	MediaTek Inc	5,733,780
4,673,000	Mega Financial Holdings Co Ltd	3,027,684
1,750,000	Micro-Star International Co Ltd	1,359,259
2,314,000	Mitac International Corp	2,463,390
479,000	Novatek Microelectronics	2,257,899
118,000	Optimax Technology Corp	287,460
1,415,446	Oriental Union Chemical	1,286,551
287,000	Polaris Securities Co Ltd	133,005

See accompanying notes to the Schedule of Investments.

1

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

3,861,492	Powerchip Semiconductor	2,603,482
918,481	Quanta Computer Inc	1,675,767
359,000	Quanta Display Inc *	177,615
2,070,000	Realtek Corp	2,095,943
604,000	Sampo Corp	104,834
1,108,000	Shin Kong Financial Holdings	1,121,367
1,372,000	Silicon Integrated Systems Corp *	744,423
680,000	Siliconware Precision Industries	644,397
374,701	Sinopac Holdings Co	199,457
1,197,516	Systex Corp	393,002
2,339,000	Taichung Commercial Bank *	665,077
557,000	Taishin Financial Holdings Co Ltd	480,139
6,069,000	Taiwan Cellular Corp	6,064,550
9,059,053	Taiwan Cement Corp	5,142,099
803,000	Taiwan Fertilizer Co Ltd	1,020,213
19,817,000	Taiwan Semiconductor Manufacturing Co Ltd	35,728,791
224,200	Taiwan Semiconductor Manufacturing Co Ltd ADR	2,064,882
3,000	Tsann Kuen Enterprises Co Ltd *	3,493
297,000	TSRC Corp	147,774
8,322,000	Walsin Lihwa Corp *	3,471,201
1,598,000	Wan Hai Lines Ltd	1,508,641
3,917,000	Waterland Financial Holdings	1,644,291
583,607	Wintek Corp	782,986
1,660,000	WUS Printed Circuit Co Ltd	589,164
176,000	Ya Hsin Industrial Co Ltd	165,356
990,000	Yageo Corp *	374,016
3,861,452	Yang Ming Marine Transport	3,387,256
2,071,000	Yieh Phui Enterprise	1,057,877
439,800	Yuen Foong Yu Paper Manufacturing Co Ltd	166,274
365,000	Yulon Motor Co Ltd	423,065
		225,113,269

	TOTAL COMMON STOCKS (COST $205,313,084)	225,113,269

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.4%

	Cash Equivalent — 0.4%
800,000	Rabobank GC Time Deposit, 3.00%, due 06/01/05	800,000

	TOTAL SHORT-TERM INVESTMENT (COST $800,000)	800,000

	TOTAL INVESTMENTS — 100.0% (Cost $206,113,084)	225,913,269

	Other Assets and Liabilities (net) — 0.0%	28,484

	TOTAL NET ASSETS — 100.0%	$225,941,753

Notes to Schedule of Investments:

ADR - American Depositary Receipt
*	Non-income producing security.

2

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2005, 97.5% of the Net Assets of the Fund were valued using fair value prices based on tools by a third party vendor.

3

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross
Aggregate Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$206,367,204	$27,809,395	$(8,263,330)	$19,546,065

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

4

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.6%

	Australia — 2.5%
84,857	Australia and New Zealand Banking Group Ltd	1,372,400
179,891	BHP Billiton Ltd	2,255,551
62,471	Boral Ltd	279,482
156,685	General Property Trust Units	417,258
140,236	National Australia Bank Ltd	3,328,618
130,965	Santos Ltd	994,777
615,842	Telstra Corp Ltd	2,333,356
24,294	Wesfarmers Ltd	672,471
94,347	Westfield Group	1,195,163
49,785	Woodside Petroleum Ltd	929,003
43,323	Woolworths Ltd	524,770
		14,302,849

	Austria — 1.3%
7,896	Austrian Airlines *	68,104
6,722	Boehler Uddeholm (Bearer)	867,540
6,941	Flughafen Wien AG	444,553
446	Lenzing AG	105,660
1,742	Mayr-Melnhof Karton AG (Bearer)	248,285
313	Oesterreichische Elektrizitaetswirtschafts AG Class A	80,963
9,884	OMV AG	3,461,666
16,686	Voestalpine AG	1,124,966
16,743	Wienerberger AG	742,008
		7,143,745

	Belgium — 3.5%
1,636	Bekaert NV	121,282
39,327	Belgacom SA	1,345,465
5,111	CMB Cie Maritime Belge	166,893
6,470	Colruyt SA	938,289
18,354	Delhaize Group	1,083,095
115,924	Dexia	2,515,195
5,176	Electrabel SA	2,278,922
147,719	Fortis	4,018,441
64,460	KBC Bancassurance Holding	5,225,581
45,552	UCB SA	2,081,796
		19,774,959

	Brazil — 0.3%
8,719	Banco do Brasil SA	111,091
12,000	Compania de Concessoes Rodoviarias	289,604
8,000	Compania Vale do Rio Doce	232,247
19,131,000	Electrobas (Centro)	284,246
929	Investimentos Itau SA	1,897
12,200	Petroleo Brasileiro SA (Petrobras)	567,646
3,200	Petroleo Brasileiro SA (Petrobras) ADR	151,040
7,600	Unibanco-Uniao de Bancos Brasileiros SA GDR	272,840
		1,910,611

	Canada — 1.0%
28,000	Canadian National Railway Co	1,713,193
79,600	Canadian Natural Resources	2,298,837
36,600	EnCana Corp	1,268,403
15,700	National Bank of Canada	660,796
		5,941,229

See accompanying notes to the Schedule of Investments.

1

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	China — 0.3%
210,000	China Mobile Ltd	764,463
1,038,000	China Petroleum & Chemical Corp Class H	378,546
6,300	China Telecom Corp Ltd ADR	218,862
712,000	PetroChina Co Ltd Class H	457,655
80,999	Weiqiao Textile Co	110,576
		1,930,102

	Denmark — 0.2%
107	AP Moller - Maersk A/S	967,496
1,600	DFDS A/S	97,495
		1,064,991

	Finland — 1.5%
84,000	Fortum Oyj	1,272,428
23,000	Kemira Oyj	306,164
21,000	Neste Oil Oyj *	469,024
164,200	Nokia Oyj	2,761,726
25,300	Orion Oyj Class B	492,130
52,900	Rautaruukki Oyj	745,220
168,300	Sampo Oyj Class A	2,375,848
		8,422,540

	France — 5.1%
68,397	Arcelor	1,360,020
50,056	BNP Paribas	3,365,006
4,173	Bongrain SA	257,118
5,024	Chargeurs SA	178,090
36,812	Cie de Saint-Gobain	2,117,380
7,429	Eiffage SA	592,869
1,821	Eramet	187,258
2,228	Esso S.A.F.	375,356
66,339	France Telecom SA	1,886,149
56,746	Peugeot SA	3,396,158
26,732	Sanofi-Aventis	2,405,563
17,878	Societe Generale	1,756,688
30,956	Suez SA	832,600
786	Total Gabon	467,924
36,274	Total SA	8,066,637
21,278	Vinci SA	1,593,160
		28,837,976

	Germany — 6.9%
16,150	Adidas-Salomon AG	2,686,428
7,500	Allianz AG (Registered)	883,051
17,500	Altana AG	1,038,996
60,500	BASF AG	4,015,130
22,888	Bayer AG	768,562
22,300	Bayerische Motoren Werke AG	964,193
60,700	Bayerische Vereinsbank *	1,491,572
15,900	Continental AG	1,126,015
28,672	DaimlerChrysler AG (Registered)	1,155,937
15,100	Deutsche Boerse AG	1,110,846
79,570	E. On AG	6,907,747
12,000	IWKA AG	284,544
48,800	MAN AG	2,164,803
30,200	Merck KGaA	2,358,886
38,400	RWE AG	2,345,220
67,700	Schering AG	4,250,603
30,441	Suedzucker AG	574,380
92,849	ThyssenKrupp AG	1,704,587

See accompanying notes to the Schedule of Investments.

2

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

70,630	Volkswagen AG	3,108,409
		38,939,909

	Greece — 0.2%
31,935	National Bank of Greece SA	1,077,792

	Hong Kong — 0.9%
346,400	CLP Holdings Ltd	1,979,885
361,000	Hang Lung Group Co Ltd	615,723
507,500	Hong Kong Electric Holdings Ltd	2,241,464
		4,837,072

	India — 0.0%
7,700	ICICI Bank Ltd ADR	149,611

	Indonesia — 0.2%
518,999	Astra International Tbk PT	636,466
1,248,000	Bank Pan Indonesia Tbk PT	58,822
3,706,000	Bumi Resources Tbk PT *	323,115
920,000	Indah Kiat Pulp & Paper *	129,921
		1,148,324

	Ireland — 1.4%
118,199	Allied Irish Banks Plc	2,460,748
84,208	Anglo Irish Bank Corp	986,348
137,534	Bank of Ireland	2,097,405
89,154	CRH Plc	2,254,827
63,142	Greencore Group Plc	264,815
		8,064,143

	Italy — 5.1%
451,500	Banca Intesa SPA	2,108,643
109,750	Banca Intesa SPA (Savings Shares)	461,786
148,492	Banca Monte dei Paschi di Siena SPA	533,252
222,000	Capitalia SPA	1,159,877
593,334	Enel SPA	5,337,083
482,760	ENI SPA	12,363,583
32,182	Mediobanca SPA	559,618
118,184	Parmalat Finanziaria SPA * (a) (b)	1,454
35,102	Riunione Adriatica di Sicurta SPA	676,823
122,594	Sanpaolo IMI SPA	1,702,720
1,566,274	Telecom Italia Di RISP	4,144,249
		29,049,088

	Japan — 20.6%
26,550	Acom Co Ltd	1,699,281
20,900	Advantest Corp	1,569,073
82,000	AIOI Insurance Co Ltd	406,277
27,000	Alps Electric Co Ltd	407,947
54,000	Bridgestone Corp	1,061,728
124,400	Chubu Electric Power Co Inc	2,885,879
25,200	Chugoku Electric Power Co Inc	474,447
182,000	Cosmo Oil Co Ltd	665,441
83,700	Daiichi Pharmaceuticals Co Ltd	1,873,085
19,000	Daio Paper Corp	146,780
28,400	Daito Trust Construction Co Ltd	1,066,990
42,100	Denso Corp	954,718
72,800	Eisai Co Ltd	2,459,563
15,000	Ezaki Glico Co Ltd	119,725
19,600	Fanuc Ltd	1,210,369

See accompanying notes to the Schedule of Investments.

3

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

328,000	Fuji Heavy Industries Ltd	1,369,340
304,000	Furukawa Electric Co Ltd *	1,255,065
442,500	Haseko Corp *	930,277
159,500	Honda Motor Co Ltd	7,850,539
675,000	Ishikawajima-Harima Heavy Industries *	959,501
426,000	Isuzu Motors Ltd	1,108,560
391,000	Itochu Corp	1,887,279
35,000	Itoham Foods Inc	159,414
1,000	Izumiya Co Ltd	6,592
56,000	JACCS Co Ltd	440,710
170	Japan Tobacco Inc	2,219,360
42,600	JFE Holdings Inc	1,067,414
324,000	Kajima Corp	1,105,566
137,000	Kamigumi Co Ltd	1,020,833
55,000	Kandenko Co	323,471
85,000	Kansai Electric Power Co Inc	1,651,330
78,000	Kansai Paint Co	484,905
135,000	Kao Corp	3,120,206
142,000	Kawasaki Kisen Kaisha Ltd	839,547
68,000	Kubota Corp	375,889
46,000	Kyudenko Corp	273,315
66,800	Kyushu Electric Power Co Inc	1,389,937
566,000	Marubeni Corp	1,786,295
383,000	Mazda Motor Corp	1,440,519
194,500	Mitsubishi Corp	2,567,071
72,000	Mitsubishi Paper Mills Ltd *	96,378
328	Mitsubishi Tokyo Financial Group Inc	2,710,810
162,000	Mitsui & Co	1,449,476
183,000	Mitsui OSK Lines Ltd	1,096,564
252,000	Mitsui Trust Holding Inc	2,457,923
670	Mizuho Financial Group Inc	3,151,855
9,000	MOS Food Services	131,581
59,000	Nagase & Co	576,024
3,600	Nidec Corp	393,733
43,000	Nippo Corp	287,229
41,000	Nippon Express Co Ltd	186,380
34,000	Nippon Flour Mills Co Ltd	154,402
2,000	Nippon Paint Co	6,989
670,000	Nippon Steel Corp	1,557,571
244,000	Nippon Yusen Kabushiki Kaisha	1,326,501
86,100	Nissan Motor Co	843,810
71,000	Nisshin Seifun Group Inc	698,232
23,000	Nisshinbo Industries Inc	176,463
10,900	Nitto Denko Corp	610,359
262	NTT Data Corp	834,907
40,000	Okumura Corp	215,437
28,100	Ono Pharmaceutical Co Ltd	1,288,845
11,100	ORIX Corp	1,597,644
29,600	Promise Co Ltd	1,838,501
15,200	Ryosan Co	370,764
90,300	Sankyo Co Ltd	1,836,111
28,000	Seino Transportation Co Ltd	244,779
192,000	Shimizu Corp	851,719
27,600	Shin-Etsu Chemical Co Ltd	1,018,004
213,000	Sumitomo Heavy Industries Ltd	1,050,707
603,000	Sumitomo Metal Industries Ltd	1,014,469
259,000	Taiheiyo Cement Corp	670,732
302,000	Taisei Corp	999,818
86,000	Taisho Pharmaceutical Co Ltd	1,634,321
313,900	Takeda Pharmaceutical Co Ltd	15,075,731
17,780	Takefuji Corp	1,099,739

See accompanying notes to the Schedule of Investments.

4

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

143,000	Teijin Ltd	627,840
32,500	Terumo Corp	854,649
62,000	TOA Corp	116,511
79,800	Tohoku Electric Power Co Inc	1,602,437
68,400	Tokyo Electric Power Co Inc	1,601,753
21,400	Tokyo Electron Ltd	1,192,513
96,000	TonenGeneral Sekiyu KK	1,022,970
160,000	Toshiba Corp	652,644
23,700	Toyo Seikan Kaisha Ltd	410,836
136,100	Toyota Motor Corp	4,837,813
12,500	Trend Micro Inc	388,970
19,500	Yamanouchi Pharmaceutical Co Ltd	694,325
63,000	Yamato Transport Co Ltd	878,795
		117,070,802

	Malaysia — 0.2%
60,000	Kuala Lumpur Kepong Berhad	100,999
77,000	Malakoff Berhad	147,763
68,000	Malaysian International Shipping Berhad (Foreign Registered)	309,056
54,700	Maxis Communications Berhad	141,687
42,000	Proton Holdings Berhad	78,400
831,000	UEM World Berhad *	134,316
		912,221

	Mexico — 0.3%
83,150	Cemex SA de CV CPO	632,619
48,000	Grupo Financiero Banorte SA de CV	319,681
41,000	Organizacion Soriana SA de CV Class B *	155,949
25,800	Telefonos de Mexico SA de CV Class L ADR	481,428
		1,589,677

	Netherlands — 7.3%
490,113	ABN Amro Holdings NV	11,382,106
211,199	Aegon NV	2,704,061
43,981	Akzo Nobel NV	1,727,796
4,187	Boskalis Westminster NV	151,993
22,930	DSM NV	1,534,913
2,671	Gamma Holdings NV	112,069
43,184	Heineken NV	1,370,052
489,510	ING Groep NV	13,544,332
159,678	Koninklijke Ahold NV *	1,205,339
106,084	Koninklijke KPN NV	843,612
2,252	Koninklijke Ten Cate	189,502
19,535	Koninklijke Wessanen NV	266,795
91,372	Royal Dutch Petroleum	5,335,973
10,907	Van Ommeren Vopak NV	249,659
9,956	Wereldhave NV	1,014,625
		41,632,827

	Norway — 1.9%
242,860	DnB NOR ASA	2,349,003
21,304	Frontline Ltd	907,509
45,861	Norsk Hydro ASA	3,716,909
68,300	Orkla ASA	2,328,021
69,915	Statoil ASA	1,230,712
		10,532,154

	Philippines — 0.1%
14,690	China Banking Corp	205,423
8,400	Globe Telecom Inc	126,153
12,240	Philippine Long Distance Telephone	331,177
		662,753

See accompanying notes to the Schedule of Investments.

5

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Poland — 0.1%
22,400	Polski Koncern Naftowy Orlen SA	303,762
28,000	Telekomunikacja Polska SA	154,956
		458,718

	Russia — 0.1%
15,000	Lukoil ADR	521,250

	Singapore — 1.1%
180,000	DBS Group Holdings Ltd	1,498,801
67,500	Fraser & Neave Ltd	634,766
88,000	Keppel Corp Ltd	610,303
145,000	Oversea-Chinese Banking Corp	1,207,820
257,000	Singapore Press Holdings Ltd	665,243
1,179,380	Singapore Telecommunications	1,837,987
		6,454,920

	South Africa — 0.5%
14,771	ABSA Group Ltd	179,400
99,000	AVI Ltd	180,971
19,000	Barlow Ltd	245,557
80,000	Consol Ltd *	122,160
96,096	FirstRand Ltd	193,716
7,000	Imperial Holdings Ltd *	102,937
25,000	MTN Group Ltd	164,992
18,000	Nedcor Ltd	200,549
17,000	Remgro Ltd	260,310
152,900	Sanlam Ltd	251,896
13,000	Sasol Ltd	321,799
36,345	Standard Bank Group Ltd	330,833
82,000	Steinhoff International Holdings	162,973
13,000	Tiger Brands Ltd	206,476
		2,924,569

	South Korea — 1.7%
65,430	Daewoo Engineering & Construction Co Ltd	457,235
16,800	Daewoo Motor Sales	191,362
8,506	Dong-A Pharmaceutical	316,387
13,500	Dongkuk Steel Mill	220,719
27,900	Dongwon Financial Holding Co Ltd	473,364
11,200	Hanjin Shipping	298,341
3,200	Hankuk Electric Glass Co Ltd	140,142
18,000	Hanwha Chemical Corp	192,873
5,700	Honam Petrochemical Co	223,405
8,000	Hyundai Department Store Co Ltd	238,460
20,800	Hyundai Development Co	438,102
14,400	Hyundai Engineering & Construction *	334,439
28,000	Hyundai Marine & Fire Insurance Co	153,521
4,000	Hyundai Mobis	262,957
4,900	Hyundai Motor Co	274,039
23,400	Korea Electric Power Corp	688,359
8,800	Korea Express Co Ltd *	345,862
9,800	Korea Zinc Co Ltd	294,455
7,900	KT Freetel Co Ltd	180,429
1,600	Kumgang Korea Chemical Co Ltd	276,306
9,200	LG Cable & Machinery Ltd	219,738
6,100	LG Chemicals Ltd	221,430
23,800	LG Corp	613,370
8,500	LG Engineering & Construction Ltd	264,342

See accompanying notes to the Schedule of Investments.

6

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

928	LG Home Shopping Inc	70,136
21,700	LG Insurance Co Ltd	140,164
23,600	LG Investment & Securities Co Ltd	219,805
16,400	Poongsan Corp	206,061
2,690	Samsung Electronics Co Ltd	1,297,789
400	SK Telecom Co Ltd	72,920
9,700	SK Telecom Co Ltd ADR	202,924
		9,529,436

	Spain — 2.4%
37,706	ACS, Actividades de Construccion y Servicios SA	1,001,803
30,971	Altadis SA	1,269,653
98,781	Amadeus Global Travel Distribution Class A	889,661
165,923	Endesa SA	3,611,148
127,322	Iberdrola SA	3,247,645
24,229	Inditex SA	686,785
114,883	Repsol YPF SA	2,872,892
		13,579,587

	Sweden — 2.7%
47,400	Electrolux AB	1,036,168
113,050	Hennes & Mauritz AB Class B	3,987,869
25,400	Holmen AB Class B	683,130
419,300	Nordea AB	3,829,952
130,100	Skanska AB Class B	1,630,097
6,500	SSAB Swedish Steel Class B	152,664
3,800	Svenska Handelsbanken Class B	81,734
206,000	Swedish Match AB	2,360,943
287,500	TeliaSonera AB	1,422,835
		15,185,392

	Switzerland — 2.2%
6,497	Bobst Group AG (Registered)	256,200
53,100	Credit Suisse Group	2,124,217
263	Movenpick Holdings (Bearer) *	61,263
32,936	Novartis AG (Registered)	1,607,821
984	Straumann Holding AG (Registered)	198,087
11,185	Swisscom AG (Registered)	3,743,333
1,603	Valora Holding AG *	351,743
24,636	Zurich Financial Services AG *	4,092,390
		12,435,054

	Taiwan — 1.3%
93,000	Acer Inc	175,960
158,000	Asustek Computer Inc	434,785
313,120	Cheng Loong Corp	97,485
307,000	China Bills Finance Corp	108,468
144,000	Chunghwa Telecom Co Ltd	284,737
115,000	Delta Electronics Inc	186,091
247,000	Far Eastern Textile Co Ltd	185,043
214,000	Far Eastone Telecommunications Co Ltd	273,245
210,000	Formosa Chemicals & Fibre Co	380,133
252,000	Formosa Petrochemical Corp	505,038
265,000	Formosa Plastics Corp	450,253
52,200	High Tech Computer Corp	459,669
142,949	Hon Hai Precision Industry Co Ltd	748,140
270,200	Lite-On Technology Corp	288,863
232,000	Micro-Star International Co Ltd	180,199
387,000	Mitac International Corp	411,984
144,000	Quanta Computer Inc	262,728
284,000	Realtek Semiconductor Corp	287,559

See accompanying notes to the Schedule of Investments.

7

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

349,000	Taiwan Cellular Corp	348,744
657,664	Taiwan Semiconductor Manufacturing Co Ltd	1,185,726
5,174	Taiwan Semiconductor Manufacturing Co Ltd ADR	47,653
210,000	Wan Hai Lines Ltd	198,257
		7,500,760

	Thailand — 0.0%
22,000	Bangkok Dusit Medical Service Pcl (Foreign Registered) (b)	9,151

	Turkey — 0.2%
33,190	Akbank TAS	177,163
18,427	Aksa Akrilik Kimya Sanayii AS	162,236
28,106	Tupras-Turkiye Petrol Rafineriler AS	354,134
40,816	Vestel Elektronik Sanayi *	141,787
151,958	Yapi Ve Kredi Bankasi AS *	577,485
		1,412,805

	United Kingdom — 20.5%
48,229	Alliance & Leicester Plc	750,488
143,700	Allied Domecq Plc	1,809,960
81,900	AstraZeneca Plc	3,470,226
357,351	Aviva Plc	3,998,132
274,355	BAE Systems Plc	1,343,889
122,173	Barclays Plc	1,157,822
153,848	Barratt Developments Plc	1,847,622
226,977	BBA Group Plc	1,239,959
51,210	Berkeley Group Holdings	769,563
145,912	BG Group Plc	1,104,984
176,658	BHP Billiton Plc	2,135,263
180,992	Boots Group Plc	1,994,529
629,422	BP Plc	6,312,892
1,255,877	BT Group Plc	4,873,783
205,274	Cadbury Schweppes Plc	1,999,335
471,298	Centrica Plc	1,986,838
95,820	Diageo Plc	1,378,151
654,853	Dixons Group Plc	1,796,680
92,277	Gallaher Group Plc	1,421,478
857,728	GlaxoSmithKline Plc	21,228,761
70,329	GUS Plc	1,082,921
447,163	HBOS Plc	6,504,219
138,996	Imperial Tobacco Group Plc	3,760,029
26,429	Inchcape Plc	938,665
147,665	J Sainsbury Plc	767,777
87,537	Kelda Group Plc	1,023,828
209,830	Kingfisher Plc	980,848
850,869	Lloyds TSB Group Plc	7,009,617
326,819	National Grid Transco Plc	3,192,488
88,143	Next Plc	2,305,122
349,084	Northern Foods Plc	994,995
337,411	O2 Plc (Ordinary Shares) *	781,715
74,480	Rio Tinto Plc	2,211,024
206,466	Rolls-Royce Group Plc *	1,018,022
13,812,450	Rolls-Royce Group Plc Class B	25,099
37,865	SABMiller Plc	581,474
166,806	Scottish & Southern Energy Plc	2,974,958
153,764	Scottish Power Plc	1,295,264
48,832	Severn Trent Plc	898,613
534,690	Shell Transport & Trading Co Plc (Registered)	4,645,246
33,675	Smiths Group Plc	538,406
145,230	Tate & Lyle Plc	1,249,607
286,900	Taylor Woodrow Plc	1,651,561

See accompanying notes to the Schedule of Investments.

8

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

377,454	Tesco Plc	2,148,905
62,437	Whitbread Plc	1,030,914
170,020	Wimpey (George) Plc	1,316,624
101,590	Wolseley Plc	2,076,427
44,903	Xstrata Plc	804,893
		116,429,616

	TOTAL COMMON STOCKS (COST $451,609,616)	531,436,633

	PREFERRED STOCKS — 0.8%

	Brazil — 0.5%
15,500	Banco Bradesco SA 3.66%	498,869
2,665	Banco Itau Holding Financeira SA 2.79%	468,960
27,731,000	Compania Paranaense de Energia 2.89%	158,825
9,000	Compania Vale do Rio Doce Class A 3.97%	222,245
18,000	Gerdau Metalurgica SA 11.70%	249,512
119,825	Investimentos Itau SA 4.28%	244,673
985,857	Net Servicos de Comunicacoa SA *	265,950
20,181	Petroleo Brasileiro SA (Petrobras) 4.72%	842,166
		2,951,200

	Germany — 0.3%
7,491	RWE AG 3.36%	395,700
24,807	Villeroy & Boch AG (Non Voting) 4.00%	309,658
37,040	Volkswagen AG 3.96%	1,190,238
		1,895,596

	TOTAL PREFERRED STOCKS (COST $3,560,621)	4,846,796

	RIGHTS AND WARRANTS — 0.0%

	Austria — 0.0%
6,722	Boehler-Uddeholm Rights, Expires 6/02/05 * (b)	—

	Sweden — 0.0%
12,500	TeliaSonera Rights, Expires 9/06/05 *	1,193

	TOTAL RIGHTS AND WARRANTS (COST $1,426)	1,193

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.6%

	Cash Equivalent — 3.4%
19,000,000	Branch Bank & Trust Time Deposit, 3.05%, due 06/01/05	19,000,000

See accompanying notes to the Schedule of Investments.

9

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	U.S. Government — 0.2%
1,240,000	U.S. Treasury Bill, 2.84%, due 8/25/05 (c) (d)	1,231,670

	TOTAL SHORT-TERM INVESTMENTS (COST $20,231,703)	20,231,670

	TOTAL INVESTMENTS — 98.0%
	(Cost $475,403,366)	556,516,292

	Other Assets and Liabilities (net) — 2.0%	11,164,954

	TOTAL NET ASSETS — 100.0%	$567,681,246

Notes to Schedule of Investments:

ADR - American Depositary Receipt
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
*	Non-income producing security.
(a)	Bankrupt issuer.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(d)	Rate shown represents yield-to-maturity.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2005, 90.1% of the Net Assets of the Fund were valued using fair value prices based on tools by a third party vendor.

10

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$475,444,842	$87,588,570	$(6,517,120)	$81,071,450

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Futures contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

430	CAC40 10	June 2005	$2,174,222	$37,453
325	DAX	June 2005	1,793,281	54,733
640	FTSE 100	June 2005	5,772,854	25,175
300	Hang Seng	June 2005	536,043	13,064
60	IBEX 35	June 2005	697,020	7,769
4,200	OMX30	June 2005	448,874	5,170
25	S&P/MIB	June 2005	977,826	17,447
525	SPI 200	June 2005	1,632,128	18,220
210,000	TOPIX	June 2005	2,208,642	17,792
				$196,823

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

11

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
13,200,801	GMO Alpha Only Fund, Class III *	136,892,312
2,400,000	GMO Alternative Asset Opportunity Fund, Class III *	59,136,000
3,988,495	GMO Core Plus Bond Fund, Class III	42,038,734
28,894,910	GMO Currency Hedged International Bond Fund, Class III	287,215,404
10,643,135	GMO Currency Hedged International Equity Fund, Class III *	89,721,626
3,795,768	GMO Emerging Country Debt Fund, Class IV	43,385,627
13,464,927	GMO Emerging Markets Fund, Class VI	242,099,396
4,624,399	GMO Inflation Indexed Bond Fund, Class III	53,550,540
1,010,917	GMO International Growth Fund, Class III	26,334,393
946,088	GMO International Intrinsic Value Fund, Class IV	26,443,154
3,276,097	GMO International Small Companies Fund, Class III	56,021,255
	TOTAL MUTUAL FUNDS (COST $983,403,141)	1,062,838,441

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.0%

	Repurchase Agreement — 0.0%
24,226	Citigroup Global Markets Repurchase Agreement, dated 05/31/05, due 06/01/05, with a maturity value of $24,228, and an effective yield of 1.68%, collateralized by a U.S. Treasury Note with a rate of 8.125%, maturity date of 08/15/19, and a market value, including accrued interest of $24,712.	24,226

	TOTAL SHORT-TERM INVESTMENT (COST $24,226)	24,226

	TOTAL INVESTMENTS — 100.0% (Cost $983,427,367)	1,062,862,667

	Other Assets and Liabilities (net) — 0.0%	(47,998)

	TOTAL NET ASSETS — 100.0%	$1,062,814,669

	Notes to Schedule of Investments:

*	Non-income producing security.

1

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$983,857,323	$80,590,082	$(1,584,738)	$79,005,344

Investments in affiliated issuers

The Fund makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the three months ended May 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	Period	Purchases	Proceeds	Income	Distributions	of period
GMO Alpha Only Fund, Class III	$—	$136,911,500	$—	$—	$—	$136,892,312
GMO Alternative Asset Opportunity Fund, Class III	—	60,000,000	—	—	—	59,136,000
GMO Core Plus Bond Fund, Class III	—	41,600,000	—	—	—	42,038,734
GMO Currency Hedged International Bond Fund, Class III	269,724,169	8,059,346	660,000	—	—	287,215,404
GMO Currency Hedged International Equity Fund, Class III	85,231,973	4,000,000	—	—	—	89,721,626
GMO Emerging Country Debt Fund, Class IV	92,884,914	—	49,950,000	—	—	43,385,627
GMO Emerging Markets Fund, Class VI	259,580,754	—	3,472,000	—	—	242,099,396

2

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	Period	Purchases	Proceeds	Income	Distributions	of period
GMO Inflation Indexed Bond Fund, Class III	224,758,112	7,485,311	179,092,000	1,780,027	1,405,284	53,550,540
GMO International Growth Fund, Class III	16,000,551	11,399,491	—	—	—	26,334,393
GMO International Intrinsic Value Fund, Class IV	16,247,098	11,255,951	—	—	—	26,443,154
GMO International Small Companies Fund, Class III	103,740,259	—	43,980,273	—	—	56,021,255
Totals	$1,068,167,830	$280,711,599	$277,154,273	$1,780,027	$1,405,284	$1,062,838,441

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

3

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 9.8%

		Albania — 0.4%

		Foreign Government Obligations
USD	15,681,227	Republic of Albania Par Bond, Zero Coupon, 0.00%, due 08/31/25 (a) (b)	5,709,713

		Austria — 0.4%

		Corporate Debt
GBP	500,000	Bank Austria Creditanstalt AG, 8.38%, due 11/04/11	1,064,503
USD	4,175,000	Bank Austria Creditanstalt, AG, 144A, 7.25%, due 02/15/17	5,074,170
		Total Austria	6,138,673

		Brazil — 0.3%

		Foreign Government Obligations
USD	10,000,000	Brazil Discount Bond, Principal Strip, Series D1A, Zero Coupon, 0.00%, due 04/15/24 (b)	3,884,453

		Canada — 0.2%

		Foreign Government Obligations
CAD	4,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	3,530,911

		Chile — 0.0%

		Corporate Debt
USD	750,000	Banco Santander Series MBIA, 6.50%, due 11/01/05	770,625

		Luxembourg — 0.5%

		Corporate Debt
USD	8,000,000	Tyco International Group SA, 5.80%, due 08/01/06	8,162,240

		Mexico — 0.2%

		Corporate Debt
USD	3,000,000	Pemex Finance Ltd, Series 1A1 Class A2, AMBAC, 144A, 6.30%, due 05/15/10	3,198,000

		United States — 7.8%

		Corporate Debt — 1.6%
USD	10,000,000	General Electric Capital Corp, Series MTNA, 5.88%, due 02/15/12	10,625,000
USD	5,000,000	Target Corp, 4.00%, due 06/15/13	4,860,500
USD	5,000,000	Verizon Global Funding Corp, 4.38%, due 06/01/13 (c)	4,916,250
USD	5,000,000	Wells Fargo & Co, 5.00%, due 11/15/14	4,996,000
			25,397,750

		U.S. Government — 3.2%
USD	10,100,000	U.S. Treasury 0.00% Receipts, 0.00%, due 02/15/10 (b)	8,236,740
USD	10,100,000	U.S. Treasury 0.00% Receipts, 0.00%, due 02/15/12 (b)	7,443,257
USD	10,100,000	U.S. Treasury 0.00% Receipts, 0.00%, due 08/15/12 (b)	7,250,794
USD	23,924,000	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (d) (e)	25,520,180
			48,450,971

See accompanying notes to the Schedule of Investments.

1

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

		U.S. Government Agency — 3.0%
USD	45,000,000	Fannie Mae, TBA, 5.50%, due 06/01/35 (f)	45,618,750

		Total United States	119,467,471

		TOTAL DEBT OBLIGATIONS (COST $142,679,776)	150,862,086

Principal Amount		Description	Value ($)

		CALL OPTIONS PURCHASED — 0.7%

		Currency Options — 0.7%
AUD	147,100,000	AUD Call/JPY Put, Expires 9/14/05, Strike 80.78	1,899,533
AUD	102,000,000	AUD Call/JPY Put, Expires 9/28/05, Strike 80.88	1,275,453
CHF	159,500,000	CHF Call/USD Put, Expires 6/16/05, Strike 1.15	—
EUR	109,200,000	EUR Call/USD Put, Expires 7/15/2005, Strike 1.25	1,344,298
GBP	90,500,000	GBP Call/JPY Put, Expires 06/09/05, Strike 200.25	71,798
GBP	75,800,000	GBP Call/JPY Put, Expires 10/28/2005, Strike 185.00	6,458,836
			11,049,918

		TOTAL CALL OPTIONS PURCHASED (COST $19,578,777)	11,049,918

Shares		Description	Value ($)

		PREFERRED STOCKS — 0.3%

		United States — 0.3%
	10,000	Home Ownership Funding 2 Preferred 144A, 13.338%	3,669,730

		TOTAL PREFERRED STOCKS (COST $4,416,033)	3,669,730

		MUTUAL FUNDS — 92.0%

	691,781	American Beacon Money Market Select Fund (g)	691,781
	317,418	Dreyfus Cash Management Plus, Inc. Fund (g)	317,418
	3,958,591	GMO Emerging Country Debt Fund, Class III (h)	45,246,693
	41,437,750	GMO Short-Duration Collateral Fund (h)	1,057,905,765
	93,858	GMO Special Purpose Holding Fund * (h)	935,765
	12,147,985	GMO World Opportunity Overlay Fund * (h)	305,157,382
	1,829,986	Merrimac Cash Series, Premium Class	1,829,986

		TOTAL MUTUAL FUNDS (COST $1,398,565,878)	1,412,084,790

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.1%

	Cash Equivalent — 0.1%
1,634,811	Harris Trust & Savings Bank Eurodollar Time Deposit, 3.02%, due 06/06/05 (g)	1,634,811

See accompanying notes to the Schedule of Investments.

2

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	TOTAL SHORT-TERM INVESTMENT (COST $1,634,811)	1,634,811

	TOTAL INVESTMENTS — 102.9%
	(Cost $1,566,875,275)	1,579,301,335

	Other Assets and Liabilities (net) — (2.9%)	(44,018,901)

	TOTAL NET ASSETS — 100.0%	$1,535,282,434

	Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

	AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
	MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.
*	Non-income producing security.
(a)	Security is backed by the U.S. Government.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c)

All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities having a market value of $2,524,003 collateralized by cash in the amount of $2,644,010 which was invested in a short-term instrument.

(d)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.
(e)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts.
(f)	When issued security.
(g)	All or a portion of this security represents investment of security lending collateral.
(h)	Affiliated issuer.

	Currency Abbreviations:

	AUD - Australian Dollar
	CAD - Canadian Dollar
	CHF - Swiss Franc
	EUR - Euro
	GBP - British Pound
	JPY - Japanese Yen
	NOK - Norwegian Krone
	NZD - New Zealand Dollar
	SEK - Swedish Krona
	USD - United States Dollar

3

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$1,569,864,333	$20,473,762	$(11,036,760)	$9,437,002

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Forward currency contracts

				Net
				Unrealized
Settlement Date	Deliver/Receive	Units of Currency	Value	Appreciation (Depreciation)

Buys

6/07/05	CAD	13,900,000	$11,076,968	$(229,590)
6/02/05	CHF	101,162	81,030	(992)
6/28/05	CHF	143,700,000	115,551,942	(4,616,270)
7/12/05	EUR	93,400,000	115,458,977	(2,644,116)
6/21/05	GBP	10,500,000	19,095,993	(830,432)
7/26/05	NZD	91,600,000	64,342,122	(2,512,138)
				$(10,833,538)

Sales

8/16/05	AUD	145,300,000	$109,587,559	$438,462
6/07/05	CAD	106,100,000	84,551,533	441,344
6/02/05	CHF	101,162	81,030	992
6/28/05	CHF	172,600,000	138,790,990	8,081,377
7/12/05	EUR	153,700,000	190,000,480	8,814,524
6/21/05	GBP	12,600,000	22,915,191	270,790
8/02/05	JPY	6,480,000,000	60,451,990	641,991
				$18,689,480

4

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

Forward cross currency contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)

7/19/05	EUR	10,500,000	CHF	16,176,972	$52,131
6/14/05	EUR	147,100,000	SEK	1,349,496,723	1,018,621
8/09/05	EUR	56,400,000	NOK	457,539,360	1,768,646
					$2,839,398

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Buys

631	Australian Government Bond 10 Yr.	June 2005	$50,756,454	$1,566,133
1,277	Australian Government Bond 3 Yr.	June 2005	98,730,926	1,107,027
1,923	Canadian Government Bond 10 Yr.	September 2005	176,351,601	2,040,226
8	Japanese Government Bond 10 Yr. (LIF)	June 2005	10,375,271	1,435
1,514	U.S. Long Bond	September 2005	177,800,375	1,841,039
1,237	U.S. Treasury Note 10 Yr.	September 2005	140,109,578	915,937
2,147	U.S. Treasury Note 5 Yr.	September 2005	233,519,797	749,612
				$8,221,409

Sales

137	Euro-bobl Future Jun05	June 2005	$19,338,425	$(89,654)
280	Euro-bund Future Jun05	June 2005	42,142,400	(300,179)
120	Japanese Government Bond 10 Yr. (TSE)	June 2005	155,562,722	(2,621,893)
248	Long Gilt Future Sep05	September 2005	50,962,968	(199,294)
89	Swiss Federal Bond	June 2005	9,602,547	(356,950)
				$(3,567,970)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

5

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

Swap Agreements

Credit Default Swaps

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)

5,000,000	USD	6/20/2010	UBS AG	Receive	0.52%	TXU Oncor Electric Corp.	$—
5,000,000	USD	4/2/2007	Lehman Brothers	Receive	0.52%	General Electric Capital Corporation	23,702
3,000,000	USD	4/17/2007	UBS Warburg	Receive	0.80%	EOP Operating LP	23,835
3,000,000	USD	4/17/2007	UBS Warburg	Receive	0.47%	Goldman Sachs Group, Inc.	16,177
3,000,000	USD	4/17/2007	Bear Stearns	Receive	1.28%	National Rural Utilities Cooperative Finance Corp.	59,231
10,000,000	USD	12/20/2007	Salomon Brothers	Receive	2.41%	AOL Time Warner Inc.	572,821
5,000,000	USD	6/20/2008	Lehman Brothers	Receive	0.50%	Dominion Resources, Inc.	14,172
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.48%	Household Finance Corporation	45,934
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.65%	Kraft Foods Inc.	70,808
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.40%	Norfolk Southern Corporation	16,941
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.40%	Washington Mutual Inc.	1,066
10,000,000	USD	9/20/2008	Deutsche Bank AG	Receive	0.32%	American International Group Inc.	18,746
10,000,000	USD	12/20/2008	Lehman Brothers	Receive	0.27%	Federal Home Loan Bank System	57,119
5,000,000	USD	5/20/2009	JP Morgan	Receive	1.13%	United States of Mexico	64,956
5,000,000	USD	6/20/2009	Citigroup	Receive	0.25%	ConocoPhillips Company	11,860
5,000,000	USD	6/20/2009	Lehman Brothers	Receive	1.81%	Ford Motor Credit	(390,472)
5,000,000	USD	6/20/2009	Lehman Brothers	Receive	1.73%	General Motors Corp.	(1,111,832)
5,000,000	USD	6/20/2009	Barclay’s Capital	Receive	0.91%	Sprint Capital Corp.	89,985
5,000,000	USD	6/20/2009	Lehman Brothers	Receive	0.67%	Wyeth Energy	110,251
5,000,000	USD	9/20/2009	UBS Warburg	Receive	0.59%	Capital One Bank	40,272
5,000,000	USD	9/20/2009	Citigroup	Receive	0.30%	Coca-Cola Enterprises	43,777
5,000,000	USD	9/20/2009	Citigroup	Receive	0.69%	Comcast Cable Communications Inc.	80,898
5,000,000	USD	9/20/2009	UBS Warburg	Receive	0.62%	Devon Energy Corp.	51,437
5,000,000	USD	9/20/2009	Barclays	Receive	0.54%	Duke Energy Corp.	56,759
5,000,000	USD	9/20/2009	Citigroup	Receive	0.25%	International Business Machines	5,435
5,000,000	USD	9/20/2009	UBS Warburg	Receive	0.53%	Kinder Morgan Energy Partners L.P.	39,753

6

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.25%	AT & T Wireless Services Inc.	22,279
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.21%	Bank of America Corp.	20,910
5,000,000	USD	12/20/2009	Barclays	Receive	0.30%	Boeing Capital Corp.	24,876
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.21%	Citigroup Inc.	19,880
5,000,000	USD	12/20/2009	Barclays	Receive	0.82%	Clear Channel Communications Inc.	(132,095)
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.66%	DailmlerChrysler AG	(31,263)
5,000,000	USD	12/20/2009	Barclays	Receive	0.26%	Morgan Stanley	12,994
5,000,000	USD	12/20/2009	Barclays	Receive	0.39%	SBC Communications Inc.	38,251
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.35%	The Kroger Co.	(12,078)
5,000,000	USD	12/20/2009	Barclays	Receive	0.38%	Weyerhaeuser Company	(29,237)
5,000,000	USD	6/20/2010	UBS AG	Receive	0.29%	JP Morgan	20,308
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.31%	Lehman Borthers	—
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.27%	Merrill Lynch	788
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.29%	Merrill Lynch	—
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.40%	PSG Energy	—
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.20%	Royal Bank of Scotland	(15,100)
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.17%	Wachovia	496
15,500,000	USD	3/20/2015	JP Morgan	Receive	0.70%	Reference security within CDX Index	(120,251)
25,000,000	USD	3/20/2015	JP Morgan	Receive	0.70%	Reference security within CDX Index	(193,953)
10,000,000	USD	3/20/2015	JP Morgan	Receive	0.70%	Reference security within CDX Index	(77,581)
5,000,000	USD	6/20/2015	Lehman Brothers	Receive	0.65%	Reference security within CDX Index	(86,026)
							$(523,171)

7

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)

10,100,000	USD	2/15/2010	JP Morgan	(Pay)	0.00%	3 month LIBOR	$(995,468)
24,700,000	CHF	12/9/2011	Deutsche Bank AG	(Pay)	2.13%	6 month CHF LIBOR	(280,932)
92,900,000	CHF	1/10/2012	Deutsche Bank AG	(Pay)	2.24%	6 month CHF LIBOR	(1,518,220)
10,100,000	USD	2/15/2012	JP Morgan	(Pay)	0.00%	3 month LIBOR	(1,045,546)
10,100,000	USD	8/15/2012	JP Morgan	(Pay)	0.00%	3 month LIBOR	(1,057,320)
8,500,000	USD	10/24/2013	JP Morgan	(Pay)	4.70%	3 month LIBOR	(213,961)
6,500,000	CHF	2/26/2014	Deutsche Bank AG	(Pay)	2.77%	6 month CHF LIBOR	(256,680)
21,800,000	CHF	11/11/2014	Deutsche Bank AG	(Pay)	2.68%	6 month CHF LIBOR	(665,557)
23,000,000	CHF	12/2/2014	JP Morgan	(Pay)	2.54%	6 month CHF LIBOR	(482,329)
27,000,000	CHF	12/16/2014	Citigroup	(Pay)	2.48%	6 Month CHF LIBOR	(446,389)
34,000,000	CHF	2/16/2015	Deutsche Bank AG	(Pay)	2.31%	6 month CHF LIBOR	(129,358)
26,000,000	CHF	4/19/2015	JPMorgan	(Pay)	2.38%	6 month CHF LIBOR	(204,879)
40,800,000	SEK	5/11/2015	Deutsche Bank AG	(Pay)	3.74%	3 Month SEK LIBOR	(114,802)
10,000,000	USD	4/15/2024	JP Morgan	(Pay)	0.00%	3 month LIBOR	(958,936)
15,680,000	USD	8/31/2025	JP Morgan	(Pay)	0.00%	3 month LIBOR	(1,470,109)
							$(9,840,486)

Total Return Swaps

						Net Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	Pay	Receive	(Depreciation)

28,000,000	USD	6/1/2005	Lehman Brothers	1 month LIBOR - 0.10%	Lehman Mortgage Total Return Index	$148,755
10,000,000	USD	7/29/2005	Citibank N.A.	1 month LIBOR - 0.25%	Lehman CMBS AAA Index 8.5+	160,601
14,000,000	USD	7/29/2005	JP Morgan	1 month LIBOR - 0.12%	Lehman Mortgage Total Return Index	72,308
75,000,000	USD	8/1/2005	Lehman Brothers	1 month LIBOR - 0.02%	Lehman Brothers U.S. Government Index	672,601
10,000,000	USD	8/1/2005	JP Morgan	1 month LIBOR - 0.03%	Lehman U.S. Aggregate Index	82,432
25,000,000	USD	8/1/2005	JP Morgan	1 month LIBOR - 0.11%	Lehman Mortgage Total Return Index	133,026
88,000,000	USD	9/1/2005	Lehman Brothers	1 month LIBOR - 0.09%	Lehman Mortgage Total Return Index	—
35,000,000	USD	9/1/2005	UBS AG	1 month LIBOR - 0.08%	Lehman Mortgage Total Return Index	185,361
120,000,000	USD	10/1/2005	UBS AG	1 month LIBOR - 0.10%	Lehman Mortgage Total Return Index	637,523
105,000,000	USD	12/1/2005	UBS Warburg	1 month LIBOR - 0.08%	Lehman MBS Fixed Rate Index	556,083
175,000,000	USD	2/1/2006	UBS AG	1 month LIBOR - 0.09%	Lehman Mortgage Total Return Index	928,263
50,000,000	USD	2/28/2006	JP Morgan	1 month LIBOR - 0.01%	Lehman U.S. Aggregate Index	411,328
						$3,988,281

8

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

Investments in affiliated issuers

The Fund makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the securities of these issuers during the three months ended May 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gain	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period

GMO Emerging Country Debt Fund, Class III	$35,506,057	$8,400,000	$—	$—	$—	$45,246,693

GMO Short-Duration Collateral Fund	815,781,713	264,000,000	29,200,000	—	—	1,057,905,065

GMO Special Purpose Holding Fund	1,455,738	—	—	—	—	935,765	*

GMO World Opportunity Overlay Fund	241,800,555	63,940,000	—	—	—	305,157,382

Totals	$1,094,544,063	$336,340,000	$29,200,000	$—	$—	$1,409,245,605

* After effect of return of capital distributions of $517,416 on April 5, 2005.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

9

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares		Description	Value ($)

		MUTUAL FUNDS — 98.4%

		United States — 98.4%
		Affiliated Issuers
12,541,093		GMO International Growth Fund, Class III	326,695,467
11,690,636		GMO International Intrinsic Value Fund, Class IV	326,753,282
			653,448,749

		TOTAL MUTUAL FUNDS (COST $588,837,140)	653,448,749

		COMMON STOCKS — 0.0%

		Hong Kong — 0.0%
796		China Digicontent Co Ltd * (a)	1

		United Kingdom — 0.0%
19,018		British Energy Plc (Deferred Shares) * (a)	—

		TOTAL COMMON STOCKS (COST $19)	1

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 3.1%

		Cash Equivalent — 3.1%
20,700,000		Societe Generale GC Time Deposit, 3.06%, due 06/01/05	20,700,000

		TOTAL SHORT-TERM INVESTMENT (COST $20,700,000)	20,700,000

		TOTAL INVESTMENTS — 101.5%
		(Cost $609,537,159)	674,148,750

		Other Assets and Liabilities (net) — (1.5%)	(9,698,317)

		TOTAL NET ASSETS — 100.0%	$664,450,433

		Notes to Schedule of Investments:

	*	Non-income producing security.
	(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after the close but before the close of the NYSE. As a result, foreign equity securities held by the affiliated issuers are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2005, 83.2% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on tools by a third party vendor.

1

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
SEK - Swedish Krona
SGD - Singapore Dollar

2

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$609,714,974	$64,770,596	$(336,820)	$64,433,776

Investments in affiliated issuers

The Fund makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the three months ended May 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO International Growth Fund, Class III	$289,439,426	$54,700,000	$4,200,000	$—	$—	$326,695,467
GMO International Intrinsic Value Fund, Class IV	289,554,810	54,700,000	4,200,000	—	—	326,753,282
Totals	$578,994,236	$109,400,000	$8,400,000	$—	$—	$653,448,749

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Forward currency contracts

				Net Unrealized
Settlement		Units of		Appreciation
Date	Deliver/Receive	Currency	Value	(Depreciation)

Buys

8/26/05	JPY	422,200,000	$3,948,422	$(83,744)
8/26/05	SGD	2,524,120	1,522,832	(3,127)

				$(86,871)

Sales

8/26/05	AUD	27,023,633	$20,367,509	$8,418
8/26/05	CAD	123,877	98,945	(260)
8/26/05	CHF	29,265,613	23,651,417	295,257

3

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2005 (Unaudited)

8/26/05	DKK	189,212,561	31,478,442	583,212
8/26/05	EUR	143,627,907	177,846,418	3,317,551
8/26/05	GBP	79,080,190	143,625,243	541,387
8/26/05	HKD	66,898,161	8,599,187	(4,500)
8/26/05	JPY	15,577,894,815	145,684,755	221,747
8/26/05	NOK	37,195,563	5,821,198	(38,439)
8/26/05	SEK	88,732,429	12,021,898	173,893

				$5,098,266

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

4

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 5.7%

	Corporate Debt — 0.4%
2,500,000	Bank Austria Creditanstalt, AG, 144A, 7.25%, due 02/15/17	3,038,425

	U.S. Government — 1.4%
1,148,630	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a) (b)	1,303,695
8,366,356	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	9,175,540
		10,479,235

	U.S. Government Agency — 3.9%
10,000,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 2.84%, due 02/01/27	9,906,200
4,402,069	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 3.95%, due 03/30/19	4,393,794
5,000,000	Agency for International Development Floater (Support of Jamaica),Variable Rate, 6 mo. LIBOR + .30%, 3.33%, due 12/01/14	4,996,550
5,212,500	Agency for International Development Floater (Support of Sri Lanka),Variable Rate, 6 mo. LIBOR + .20%, 3.23%, due 06/15/12	5,186,437
5,133,336	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill + 115%, 2.93%, due 01/01/12	5,062,753
		29,545,734

	TOTAL DEBT OBLIGATIONS (COST $42,400,501)	43,063,394

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.5%

	Banking — 0.5%
10,000	Home Ownership Funding 2 Preferred 144A, 13.338%	3,669,730

	TOTAL PREFERRED STOCKS (COST $4,853,393)	3,669,730

	MUTUAL FUNDS — 93.6%

27,492,048	GMO Short-Duration Collateral Fund (c)	701,871,980
1,483	GMO Special Purpose Holding Fund * (c)	14,782
1,303,814	Merrimac Cash Series, Premium Class	1,303,814
	TOTAL MUTUAL FUNDS (COST $696,353,116)	703,190,576

	TOTAL INVESTMENTS — 99.8% (Cost $743,607,010)	749,923,700

	Other Assets and Liabilities (net) — 0.2%	1,636,129

	TOTAL NET ASSETS — 100.0%	$751,559,829

See accompanying notes to the Schedule of Investments.

1

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)
May 31, 2005 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

Variable rates - The rates shown on variable rate notes are the current interest rates at May 31, 2005, which are subject to change based on the terms of the security.

*	Non-income producing security.

(a)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.

(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts.

(c)	Affiliated issuer.

2

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)
May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$743,655,318	$7,716,729	$(1,448,347)	$6,268,382

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation

Buys
481	US Long Bond	September 2005	$56,487,437	$584,901
457	US Treasury Note 10 Yr.	September 2005	51,762,391	312,152
540	US Treasury Note 5 Yr.	September 2005	58,733,438	186,951
				$1,084,004

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
38,800,000	USD	2/28/2008	JP Morgan	(Pay)	4.01%	3 month LIBOR	$3,136
170,000,000	USD	2/28/2010	JP Morgan	Receive	4.23%	3 month LIBOR	705,668
114,000,000	USD	2/28/2013	JP Morgan	(Pay)	4.49%	3 month LIBOR	(1,420,649)
8,500,000	USD	10/24/2013	JP Morgan	(Pay)	4.70%	3 month LIBOR	(213,961)
							$(925,806)

3

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)
May 31, 2005 (Unaudited)

Total Return Swaps

Notional		Expiration				Net Unrealized
Amount		Date	Counterparty	(Pay)	Receive	Appreciation
10,000,000	USD	7/29/2005	Citibank	1 month LIBOR - 0.25%	Lehman 8.5 + CMBS AAA Index	$160,601
100,000,000	USD	8/1/2005	Lehman Brothers	1 month LIBOR - 0.02%	Return on Lehman Brothers U.S. Government Index	896,801
75,000,000	USD	8/1/2005	Lehman Brothers	1 month LIBOR - 0.1%	Return on Lehman Brothers U.S. Government Index	677,601
27,000,000	USD	11/30/2005	Lehman Brothers	1 month LIBOR - 0.02%	Return on Lehman Brothers U.S. Government Index	153,010
150,000,000	USD	11/30/2005	Lehman Brothers	1 month LIBOR - 0.03%	Return on Lehman Brothers U.S. Government Index	—
75,000,000	USD	1/31/2006	Lehman Brothers	1 month LIBOR - 0.02%	Return on Lehman Brothers U.S. Government Index	672,601
25,000,000	USD	4/28/2006	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	224,825
						$2,785,439

Investments in affiliated issuers

The Fund makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the three months ended May 31, 2005, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Short-Duration Collateral Fund	$689,586,012	$30,900,000	$24,050,000	$—-	$—	$701,871,980
GMO Special Purpose Holding Fund	22,996	—	—	—	—	14,782	*
Totals	$689,609,008	$30,900,000	$24,050,000	$—	$—	$701,886,762

* After effect of return of capital distribution of $8,173 on April 5, 2005.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

4

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 77.2%

		Argentina — 2.8%

		Foreign Government Obligations
USD	31,390,000	Argentina Government International Bond, Reg S, Variable Rate, 3 mo. LIBOR + .58%, 8.87%, due 04/06/49 (a)	6,984,275
USD	32,000,000	Republic of Argentina Discount Bond Series L-GL, Variable Rate, 6 mo. LIBOR + .81%, 4.38%, due 03/31/23 (a)	17,280,000
DEM	3,830,000	Republic of Argentina Discount Bond, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.00%, due 03/31/23 (a)	1,180,764
ARS	7,945,591	Republic of Argentina Global Bond, 2.00%, due 02/04/18 (a)	2,785,024
USD	26,545,000	Republic of Argentina Global Bond, 12.13%, due 02/25/19 (a)	7,432,600
USD	6,931,000	Republic of Argentina Global Bond, 12.00%, due 02/01/20 (a)	1,940,680
USD	8,000,000	Republic of Argentina Global Bond, 9.75%, due 09/19/27 (a)	2,240,000
USD	3,540,000	Republic of Argentina Global Bond, 8.88%, due 03/01/29 (a)	933,994
USD	198,230	Republic of Argentina Global Bond Series 2008, 15.50%, due 12/19/08 (a)	57,487
USD	3,433,525	Republic of Argentina Global Bond Series 2018, Capitalization Bond, 12.25%, due 06/19/18 (a)	995,722
EUR	3,500,000	Republic of Argentina Global Bond Series FEB, Step Down, 8.00%, due 02/26/08 (a)	1,033,662
DEM	5,000,000	Republic of Argentina Global Bond, Step Down, 9.00%, due 11/19/08 (a) (b)	786,463
DEM	20,000,000	Republic of Argentina Par Bond Series DM, Variable Rate, Step Up, 5.87%, due 03/31/23 (a)	7,172,541
USD	15,000,000	Republic of Argentina Par Bond Series L-GP, Variable Rate, Step Up, 6.00%, due 03/31/23 (a)	8,100,000
USD	2,000,000	Republic of Argentina Pro 4, 2.00%, due 12/28/10 (a)	410,600
USD	96,602	Republic of Argentina Pro 4 Coupon Certificates, 0.00%, due 12/28/49 (a) (b)	—
JPY	500,000,000	Republic of Argentina Series EMTN, 7.40%, due 04/25/06 (a)	1,151,702
EUR	2,500,000	Republic of Argentina Series EMTN, Variable Rate, 3 mo. EURIBOR +5.10%, 7.28%, due 12/22/49 (a)	738,330
USD	45,720,000	Republic of Argentina, 12.00% Capitalization Bond, PIK, due 06/19/31 (a)	12,801,600
		Total Argentina	74,025,444

		Belize — 0.1%

		Foreign Government Obligations
USD	4,000,000	Belize Government International Bond, 9.50%, due 08/15/12	2,840,000

		Bosnia & Herzegovina — 0.5%

		Foreign Government Obligations
DEM	25,244,000	Bosnia & Herzegovina Series A, Step Up, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.50%, due 12/11/17	13,222,409

		Brazil — 19.1%

		Foreign Government Obligations
USD	131,936,651	Brazil Capitalization Bond Series 20 Yr, PIK, 8.00%, due 04/15/14 (c)	134,740,305
USD	21,373,712	Brazil Capitalization Bond Series L, PIK, 8.00%, due 04/15/14	21,827,904
USD	41,177,000	Brazil DCB (Bearer) Series 18 Yr, Variable Rate, 6 mo. LIBOR + .88%, 4.31%, due 04/15/12	39,529,920
USD	73,706,830	Brazil DCB (Registered) Series RG, Variable Rate, 6 mo. LIBOR + .88%, 4.31%, due 04/15/12	70,758,557
USD	49,525,000	Brazil Discount ZL Bond Series 30 Yr, Variable Rate, 6 mo. LIBOR + .81%, 4.25%, due 04/15/24	45,810,625

See accompanying notes to the Schedule of Investments.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments – (Continued)
(showing percentage of total net assets)
May 31, 2005 (Unaudited)

USD	16,197,299	Brazil FLIRB (Registered), Variable Rate, Step Up, 6 mo. LIBOR + .81%, 4.25%, due 04/15/09	15,711,380
USD	6,852,920	Brazil MYDFA Trust Certificates, Reg S, Variable Rate, 6 mo. LIBOR + .81%, 4.13%, due 09/15/07	6,732,994
EUR	2,000,000	Brazilian Government International Bond, 11.50%, due 04/02/09	2,965,625
USD	11,191,791	Brazilian Government International Exit Bonds, 6.00%, due 09/15/13	10,744,119
USD	560,258	Brazilian Government International Exit Bonds Odd Lot, 6.00%, due 09/15/13	526,642
EUR	20,000,000	Republic of Brazil, 11.00%, due 02/04/10	29,656,255
USD	24,000,000	Republic of Brazil, 8.75%, due 02/04/25	24,276,000
USD	11,000,000	Republic of Brazil, 8.25%, due 01/20/34	10,532,500
USD	77,000,000	Republic of Brazil, 11.00%, due 08/17/40 (c)	91,437,500
		Total Brazil	505,250,326

		Bulgaria — 0.5%

		Foreign Government Obligations
USD	10,822,000	Republic of Bulgaria, Reg S, 8.25%, due 01/15/15	13,554,555

		China — 0.3%

		Foreign Government Obligations
USD	7,500,000	China Government International Bond, 6.80%, due 05/23/11	8,408,301

		Colombia — 0.5%

		Foreign Government Obligations
USD	8,000,000	Republic of Colombia, 8.70%, due 02/15/16	8,240,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28	4,522,000
		Total Colombia	12,762,000

		Costa Rica — 0.3%

		Foreign Government Obligations
USD	3,710,000	Costa Rica Government International Bond, Reg S, 10.00%, due 08/01/20	4,340,700
USD	3,000,000	Republic of Costa Rica, Reg S, 8.05%, due 01/31/13	3,187,500
		Total Costa Rica	7,528,200

		Dominican Republic — 1.5%

		Foreign Government Obligations
USD	42,557,000	Dominican Republic Discount Bond, Variable Rate, 6 mo. LIBOR + .81%, 4.38%, due 08/30/24	38,088,515
USD	2,650,481	Dominican Republic PDI Bond, Variable Rate, 6 mo. LIBOR + .81%, 4.00%, due 08/30/09	2,517,957
		Total Dominican Republic	40,606,472

		Ecuador — 0.5%

		Foreign Government Obligations
USD	2,828,112	Republic of Ecuador PDI (Global Bearer Capitalization Bond), PIK, Variable Rate, 6 mo. LIBOR + .81%, 4.00%, due 02/27/15 (b)	1,449,408
USD	15,587,000	Republic of Ecuador Reg S, Variable Rate, Step Up, 8.00%, due 08/15/30	12,266,969
		Total Ecuador	13,716,377

See accompanying notes to the Schedule of Investments.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments – (Continued)
(showing percentage of total net assets)
May 31, 2005 (Unaudited)

		El Salvador — 0.5%

		Foreign Government Obligations
USD	7,000,000	El Salvador Government International Bond Reg S, 8.50%, due 07/25/11	8,067,500
USD	4,000,000	El Salvador Government International Bond Reg S, 8.25%, due 04/10/32	4,220,000
		Total El Salvador	12,287,500

		Ivory Coast — 1.0%

		Foreign Government Obligations
FRF	37,500,000	Ivory Coast Discount Bond, Series FF, Variable Rate, Step Up, 3.00%, due 03/31/28 (a)	2,321,502
USD	69,850,000	Ivory Coast FLIRB Series 20 Yr, Variable Rate, Step Up, 2.00%, due 03/29/18 (a)	13,096,875
FRF	85,905,000	Ivory Coast FLIRB, Variable Rate, Step Up, 2.00%, due 03/29/18 (a)	2,739,626
FRF	256,889,500	Ivory Coast PDI, Series FF, Variable Rate, Step Up, 1.90%, due 03/30/18 (a)	8,313,030
		Total Ivory Coast	26,471,033

		Jordan — 0.0%

		Foreign Government Obligations
USD	710,524	Hashemite Kingdom of Jordan IAB, Variable Rate, 6 mo. LIBOR + .81%, 3.63%, due 12/23/05	710,524

		Kazakhstan — 0.2%

		Foreign Government Obligations
USD	4,000,000	Kaztransoil, Reg S, 8.50%, due 07/06/06	4,170,000

		Macedonia — 0.7%

		Foreign Government Obligations
USD	20,426,347	Macedonia Capitalization Bond, PIK, Variable Rate, 6 mo. LIBOR + .81%, 3.65%, due 07/13/12	19,200,766

		Malaysia — 0.8%

		Corporate Debt — 0.5%
MYR	45,000,000	Transshipment Megahub Berhard, Series C, Note, 5.45%, due 11/03/09	12,130,486

		Foreign Government Obligations — 0.3%
USD	8,000,000	Malaysia Global Bond, 7.50%, due 07/15/11	9,271,502

		Total Malaysia	21,401,988

		Mexico — 11.3%

		Corporate Debt — 2.6%
USD	12,000,000	Pemex Project Funding Master Trust, 8.63%, due 02/01/22	14,532,000
GBP	7,689,000	Pemex Project Funding Master Trust Series EMTN, 7.50%, due 12/18/13	14,844,912
EUR	7,500,000	Pemex Project Funding Master Trust Series REGS, 6.25%, due 08/05/13	10,133,579
USD	16,500,000	Pemex Project Funding Master Trust, 144A, 9.50%, due 09/15/27 (c)	21,285,000
ITL	10,605,000,000	Petroleos Mexicanos, Series E, Note, (MTN), 9.41%, due 03/04/08	7,481,127
			68,276,618

		Foreign Government Obligations — 8.7%
USD	118,000,000	Mexico Global Bond Series MTN, 8.30%, due 08/15/31	145,730,000
USD	10,000,000	United Mexican States Global Bond, 11.50%, due 05/15/26	16,025,000
DEM	40,000,000	United Mexican States International Bond, 8.25%, due 02/24/09	29,319,333

See accompanying notes to the Schedule of Investments.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments – (Continued)
(showing percentage of total net assets)
May 31, 2005 (Unaudited)

ITL	28,000,000,000	United Mexican States International Bond Series EMTN, 11.00%, due 05/08/17	27,314,910
GBP	5,774,000	United Mexican States Series GMTN, 6.75%, due 02/06/24	10,728,004
USD	2,000,000	United Mexican States Series MTNA, 6.75%, due 09/27/34	2,106,000
			231,223,247
		Total Mexico	299,499,865

		Nicaragua — 0.3%

		Foreign Government Obligations
USD	10,194,188	Republic of Nicaragua BPI Series E, 5.00%, due 02/01/11	8,297,050

		Nigeria — 1.0%

		Foreign Government Obligations
USD	27,000,000	Central Bank of Nigeria Par Bond Series WW, Step Up, 6.25%, due 11/15/20	26,190,000

		Panama — 1.2%

		Foreign Government Obligations
USD	5,000,000	Republic of Panama, 9.63%, due 02/08/11	5,950,000
USD	5,000,000	Republic of Panama, 9.38%, due 07/23/12 (c)	5,937,500
USD	4,000,000	Republic of Panama, 9.38%, due 01/16/23	4,830,000
USD	14,317,875	Republic of Panama PDI Bond Series 20 Yr, Variable Rate, 6 mo. LIBOR + .81%, 3.75%, due 07/17/16	13,673,570
		Total Panama	30,391,070

		Peru — 3.8%

		Foreign Government Obligations
USD	40,381,000	Peru Discount Bond Series 30 Yr, Variable Rate, 6 mo. LIBOR + .81%, 4.06%, due 03/07/27	37,352,425
USD	12,795,750	Peru FLIRB, Series 20 Yr, Variable Rate, Step Up, 5.00%, due 03/07/17	12,117,575
USD	25,000,000	Peru Par Bond, Series 30 Yr, Variable Rate, Step Up, 3.00%, due 03/07/27	17,687,500
USD	8,090,660	Peru Trust II Series 98-A LB, 0.00%, due 02/28/16	5,864,920
USD	20,712,640	Peru Trust Series 97-I-P Class A3, 0.00%, due 12/31/15	13,899,010
EUR	10,700,000	Republic of Peru Series INTL, 7.50%, due 10/14/14	14,509,907
		Total Peru	101,431,337

		Philippines — 4.5%

		Corporate Debt — 0.3%
USD	8,500,000	National Power Corp Global Bond, 8.40%, due 12/15/16	7,650,000

		Foreign Government Obligations — 4.2%
USD	59,501,000	Central Bank of the Philippines Series A, 8.60%, due 06/15/27	51,765,870
USD	4,310,000	Central Bank of the Philippines Series B, Variable Rate, Step Up, 6.50%, due 12/01/17	4,159,150
USD	2,000,000	Philippine Government DCB Bond Series 92-B, Variable Rate, 6 mo. LIBOR + .81%, 4.38%, due 12/01/09	1,900,000
EUR	12,000,000	Philippine Government International Bond, Reg S, 9.13%, due 02/22/10	16,317,093
USD	27,843,000	Republic of Philippines, 8.38%, due 02/15/11	28,747,898
USD	7,450,000	Republic of Philippines, 10.63%, due 03/16/25	8,371,565
			111,261,576
		Total Philippines	118,911,576

See accompanying notes to the Schedule of Investments.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments – (Continued)
(showing percentage of total net assets)
May 31, 2005 (Unaudited)

		Poland — 0.7%

		Foreign Government Obligations
USD	10,000,000	Delphes Co No. 2 Ltd Reg S, 7.75%, due 05/05/09	11,212,500
USD	6,000,000	Poland Government International Bond, 6.25%, due 07/03/12	6,645,000
		Total Poland	17,857,500

		Qatar — 0.9%

		Foreign Government Obligations
USD	16,050,000	Qatar Government International Bond, Reg S, 9.75%, due 06/15/30	24,596,625

		Russia — 6.8%

		Foreign Government Obligations
EUR	45,000,000	Aries Vermogensverwaltng Reg S, 7.75%, due 10/25/09	64,096,273
USD	85,500,000	Aries Vermogensverwaltng Reg S, 9.60%, due 10/25/14	109,653,750
USD	5,459,434	Russian Federation Reg S, Variable Rate, Step Up, 5.00%, due 03/31/30	5,998,280
		Total Russia	179,748,303

		Serbia — 0.8%

		Foreign Government Obligations
USD	23,238,587	Republic of Serbia, 144A, 3.75%, due 11/01/24	19,752,799
USD	727,439	Republic of Serbia, Reg S, 3.75%, due 11/01/24	618,323
		Total Serbia	20,371,122

		South Africa — 0.1%

		Foreign Government Agency
ZAR	163,000,000	Eskom Holdings Ltd., 0.00%, due 12/31/32	2,324,776

		South Korea — 0.2%

		Foreign Government Agency
USD	6,000,000	Export Import Bank of Korea, 7.10%, due 03/15/07	6,295,071

		Thailand — 0.2%

		Foreign Government Agency
USD	5,000,000	PTT Public Co Ltd, 144A, 5.75%, due 08/01/14	5,253,871

		Tunisia — 0.1%

		Foreign Government Obligations
JPY	360,000,000	Banque Centrale De Tunisie Series 6RG, 4.35%, due 08/15/17	3,855,899

		Turkey — 0.6%

		Foreign Government Obligations
USD	11,000,000	Republic of Turkey, 11.88%, due 01/15/30 (c)	15,290,000

		Ukraine — 0.4%

		Foreign Government Obligations
USD	10,000,000	Dresdner Kleinwort Wasserstein for CJSC The EXIM of Ukraine, Note, 7.75%, due 09/23/09	10,300,000
USD	746,700	Ukraine Government International Bond Series, Reg S, 11.00%, due 03/15/07	795,236
		Total Ukraine	11,095,236

See accompanying notes to the Schedule of Investments.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments – (Continued)
(showing percentage of total net assets)
May 31, 2005 (Unaudited)

		United Kingdom — 0.6%

		Asset-Backed Securities
GBP	2,987,104	RMAC Series 03-NS1X Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 5.31%, due 06/12/35	5,434,652
GBP	5,000,000	RMAC Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 5.39%, due 09/12/35	9,121,842
		Total United Kingdom	14,556,494

		United States — 3.9%

		Asset-Backed Securities — 2.4%
USD	4,000,000	Aircraft Finance Trust Series 99-1A Class A1, Variable Rate, 1 mo. LIBOR + .48%, 3.57%, due 05/15/24	2,640,000
USD	1,932,131	California Infrastructure PG&E Series 97-1 Class A7, 6.42%, due 09/25/08	1,964,660
USD	2,227,482	Chevy Chase Mortgage Funding Corp Series 03-4, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 3.36%, due 10/25/34	2,235,055
USD	4,227,848	Chyps CBO Series 97-1A Class A2A, 144A, 6.72%, due 01/15/10	2,748,101
USD	4,570,771	CNL Commercial Mortgage Loan Trust Series 03-2A Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 3.53%, due 10/25/30	4,601,121
USD	5,000,000	Golden Securites Corp Series 03-A Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 3.38%, due 12/02/13	5,001,500
USD	15,000,000	Huntsman International Asset-Backed Securities Ltd Series 1 Class A1, Variable Rate, 1 mo. LIBOR + .39%, 3.48%, due 03/15/07	14,959,800
USD	10,000,000	Morgan Stanley Aces SPC Series 04-15 Class I, 144A, Variable Rate, 3 mo. LIBOR + .45%, 3.50%, due 12/20/09	10,012,500
USD	4,171,498	Quest Trust Series 03-X4A, 144A, AMBAC, Variable Rate, 1 mo LIBOR + .43%, 3.52%, due 12/25/33	4,179,387
USD	604,608	Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A, Step Up, 6.33%, due 09/15/09	613,677
USD	15,996,175	SHYPPCO Finance Co Series 1I Class A-2B, 144A, 6.64%, due 06/15/10	15,356,328
			64,312,129

		U.S. Government — 1.5%
USD	37,082,200	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (d) (e)	39,556,280

		Total United States	103,868,409

		Uruguay — 2.1%

		Foreign Government Obligations
USD	10,000,000	Republic of Uruguay, 9.25%, due 05/17/17	10,000,000
USD	3,706,000	Uruguay Government International Bond, 7.00%, due 04/07/08	3,520,700
USD	400,000	Uruguay Government International Bond, 7.88%, due 03/25/09	376,000
USD	4,775,000	Uruguay Government International Bond, 7.25%, due 05/04/09	4,345,250
USD	300,000	Uruguay Government International Bond, 7.63%, due 01/20/12	259,500
USD	1,000,000	Uruguay Government International Bond, 7.50%, due 03/15/15	945,000
USD	27,578,397	Uruguay Government International Bond, 7.88%, due 01/15/33 (c)	24,406,881
USD	302,435	Uruguay Government International Bond PIK, 7.88%, due 01/15/33	267,655
JPY	1,648,000,000	Uruguay Government International Bond Series 3BR, 2.50%, due 03/14/11	11,843,552
		Total Uruguay	55,964,538

		Venezuela — 7.5%

		Foreign Government Obligations
EUR	25,000,000	Republic of Venezuela, 11.00%, due 03/05/08	34,916,856
USD	7,000,000	Republic of Venezuela, 8.50%, due 10/08/14	7,017,500
USD	6,500,000	Republic of Venezuela, 9.25%, due 09/15/27	6,535,750
USD	34,000,000	Republic of Venezuela, 9.38%, due 01/13/34	34,272,000

See accompanying notes to the Schedule of Investments.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments – (Continued)
(showing percentage of total net assets)
May 31, 2005 (Unaudited)

USD	618,860	Republic of Venezuela DCB DL Odd Lot, Variable Rate, 6 mo. LIBOR + .88%, 3.63%, due 12/18/07 (b)	611,124
USD	5,739,131	Republic of Venezuela DCB IL, Variable Rate, 6 mo. LIBOR + .88%, 3.63%, due 12/18/08	5,495,218
DEM	34,500,000	Republic of Venezuela Discount Bond, Variable Rate, 6 mo. LIBOR + .81%, 3.00%, due 03/31/20 (b)	19,535,736
CHF	7,618,973	Republic of Venezuela FLIRB Series SFR, Variable Rate, CHF 6 mo. LIBOR + .88%, 1.75%, due 03/31/07	5,660,297
DEM	30,190,000	Republic of Venezuela Global Bond, Step Down, 7.38%, due 10/29/08	19,754,435
USD	1,461,255	Republic of Venezuela New Money Bond Series A Odd Lot, Variable Rate, 6 mo. LIBOR + 1%, 3.75%, due 12/18/05 (b)	1,442,987
USD	1,023,529	Republic of Venezuela New Money Bond Series A, Variable Rate, 6 mo. LIBOR + 1%, 3.75%, due 12/18/05	1,020,970
USD	306,356	Republic of Venezuela New Money Bond Series B Odd Lot, Variable Rate, 6 mo. LIBOR + .88%, 3.63%, due 12/18/05 (b)	302,526
DEM	175,000	Republic of Venezuela New Money Bond Series B-NP, Variable Rate, 6 mo. DEM LIBOR + .88%, 3.13%, due 12/18/05	95,516
USD	117,647	Republic of Venezuela New Money Bond Series B-NP, Variable Rate, 6 mo. LIBOR + .88%, 3.63%, due 12/18/05	116,177
DEM	24,500,000	Republic of Venezuela Par Bond, 6.66%, due 03/31/20	14,354,912
FRF	54,175,000	Republic of Venezuela Par Bond, 7.71%, due 03/31/20	10,175,725
USD	20,000,000	Republic of Venezuela Par Bond Series B, 6.75%, due 03/31/20	19,900,000
USD	18,000,000	Republic of Venezuela Reg S, Variable Rate, 3 mo. LIBOR + 1.00%, 4.15%, due 04/20/11	16,146,000
		Total Venezuela	197,353,729

		Vietnam — 0.9%

		Foreign Government Obligations
USD	4,000,000	Vietnam Discount Bond Series 30 Yr, Variable Rate, 6 mo. LIBOR + .81%, 4.06%, due 03/13/28	3,340,000
USD	19,750,000	Vietnam Par Bond Series 30 Yr, Variable Rate, Step Up, 3.75%, due 03/12/28	15,207,500
USD	5,739,130	Vietnam PDI Series 18 Yr, Variable Rate, Step Up, 4.06%, due 03/12/16	5,394,783
		Total Vietnam	23,942,283

		TOTAL DEBT OBLIGATIONS (COST $1,909,118,926)	2,043,250,649

		LOAN ASSIGNMENTS — 7.7%

		Algeria — 1.2%
JPY	114,330,038	Algeria Tranche 1 Loan Agreement, JPY 6 mo. LIBOR + .8125%, (0.9375%), due 03/04/10	1,042,859
JPY	3,031,347,211	Algeria Tranche 3 Loan Agreement, JPY LIBOR + .8125%, (0.9375%), due 03/04/10	27,685,290
JPY	468,750,000	Algeria Tranche 3 Loan Agreement, JPY Long Term Prime +.8125%, (2.3875%), due 03/04/10	4,281,093
			33,009,242
		Argentina — 0.0%
ARS	15,432,863	Argentina INDER Certificates	638,686

		Congo Republic (Brazzaville) — 0.5%
EUR	4,976,732	Republic of Congo Loan Agreement *	1,224,824
FRF	102,097,963	Republic of Congo Loan Agreement *	3,830,637
USD	8,496,466	Republic of Congo Loan Agreement *	1,699,293
EUR	14,565,612	Republic of Congo Loan Agreement *	3,584,743
EUR	6,987,247	Republic of Congo Loan Agreement *	1,719,631
			12,059,128

See accompanying notes to the Schedule of Investments.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments – (Continued)
(showing percentage of total net assets)
May 31, 2005 (Unaudited)

		Indonesia — 1.4%
EUR	4,333,671	Republic of Indonesia Bilateral Loan Agreement, Variable Rate, Austrian Export Financing + .60%, 4.10% due 06/01/21	4,266,239
JPY	238,680,000	Republic of Indonesia Loan Agreement, dated January 1, 1994 (0.94625%), due 03/28/13	1,957,205
USD	4,807,000	Republic of Indonesia Loan Agreement, dated January 1, 1994 (3.04375%), due 03/29/13	4,422,440
USD	3,868,800	Republic of Indonesia Loan Agreement, dated June 14, 1995 LIBOR + .875% (3.375%), due 12/14/19	3,191,760
USD	3,868,800	Republic of Indonesia Loan Agreement, dated June 14, 1995 LIBOR + .875%, (3.375%), due 12/14/19	3,191,760
USD	5,158,400	Republic of Indonesia Loan Agreement, dated June 14, 1995 LIBOR + .875%, (3.375%), due 12/14/19	4,255,680
USD	2,850,000	Republic of Indonesia Loan Agreement, dated March 25, 1997 (3.8125%), due 01/25/06	2,814,375
USD	3,800,000	Republic of Indonesia Loan Agreement, dated March 25, 1997 (3.8125%), due 01/25/06	3,752,500
USD	2,850,000	Republic of Indonesia Loan Agreement, dated March 25, 1997 (3.8125%), due 01/25/06	2,814,375
USD	2,187,772	Republic of Indonesia Loan Agreement, dated September 29, 2004 (3.6875%), due 12/01/19	1,783,034
USD	3,665,040	Republic of Indonesia Loan Agreement, dated September 29, 2004 (3.6875%), due 12/01/19	2,987,008
USD	2,833,790	Republic of Indonesia Loan Agreement, dated September 29, 2004 (3.6875%), due 12/01/19	2,309,539
			37,745,915
		Jamaica — 0.4%
USD	10,000,000	Jamaica Government	10,030,000

		Morocco — 0.3%
USD	8,181,818	Morocco Restructuring and Consolidating Agreement Tranche A, 6 mo. LIBOR + .8125% (3.8025%), due 01/01/09	8,079,545

		Russia — 3.9%
USD	12,727,607	Russia Foreign Trade Obligations * (b)	16,122,059
USD	7,489,028	Russia Foreign Trade Obligations * (b)	9,421,198
ATS	1,208,022	Russia Foreign Trade Obligations * (b)	122,949
FRF	3,660,000	Russia Foreign Trade Obligations * (b)	702,668
FRF	3,660,000	Russia Foreign Trade Obligations * (b)	600,639
FRF	3,660,000	Russia Foreign Trade Obligations * (b)	559,512
NLG	495,100	Russia Foreign Trade Obligations * (b)	316,938
ATS	964,717	Russia Foreign Trade Obligations * (b)	94,132
ATS	1,733,698	Russia Foreign Trade Obligations * (b)	162,916
ATS	447,177	Russia Foreign Trade Obligations * (b)	50,715
ATS	631,501	Russia Foreign Trade Obligations * (b)	54,350
FRF	3,660,000	Russia Foreign Trade Obligations * (b)	644,239
FRF	3,660,000	Russia Foreign Trade Obligations * (b)	527,791
USD	33,641,081	Russia Foreign Trade Obligations * (b)	41,994,161
FRF	71,883,000	Russia Foreign Trade Obligations * (b)	15,983,739
DEM	2,503,894	Russia Foreign Trade Obligations * (b)	1,390,584
CHF	231,420	Russia Foreign Trade Obligations * (b)	161,639
USD	10,840,000	Russia Foreign Trade Obligations * (b)	14,071,404
			102,981,633

		TOTAL LOAN ASSIGNMENTS (COST $173,238,100)	204,544,149

See accompanying notes to the Schedule of Investments.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments – (Continued)
(showing percentage of total net assets)
May 31, 2005 (Unaudited)

		LOAN PARTICIPATIONS — 8.7%

		Algeria — 0.3%
JPY	125,000,000	Algeria Tranche 3 Loan Agreement, JPY Long Term Prime +.8125%, (2.3875%), (Participation with Salomon), due 03/04/10	1,141,625
JPY	840,789,474	Algeria Tranche S1, JPY Long Term Prime + .8125%, (2.14889%), (Participation with Merrill Lynch), due 03/04/10	7,678,929
			8,820,554
		Egypt — 0.1%
CHF	7,000,000	Paris Club Loan (Participation with Standard Charter Bank) * (b)	3,595,128

		Indonesia — 1.6%
USD	558,000	Republic of Indonesia Loan Agreement, 6 mo. LIBOR + .625%, (3.8125%), (Participation with Salomon), due 01/25/06	551,025
USD	744,000	Republic of Indonesia Loan Agreement, 6 mo. LIBOR + .625%, (3.8125%), (Participation with Salomon), due 01/25/06	734,700
USD	29,972,354	Republic of Indonesia Loan Agreement, 3 mo. LIBOR + 1.25%, (3.54%), (Participation with Deutsche Bank), due 02/12/13	27,574,566
USD	558,000	Republic of Indonesia Loan Agreement, 6 mo. LIBOR +.625%, (3.8125%), (Participation with Salomon), due 1/25/06	551,025
USD	238,553	Republic of Indonesia Loan Agreement, 6 mo. LIBOR +.70%, (2.936%), (Participation with Deutsche Bank), due 10/05/05	236,167
USD	11,505,430	Republic of Indonesia Loan Agreement, 6 mo. LIBOR +.875%, (4.2425%) (Participation with Deutsche Bank), due 9/29/19	10,303,112
USD	476,160	Republic of Indonesia Loan Agreement, dated June 14, 1995 LIBOR + .875%, (3.375%), (Participation with Salomon), due 12/14/19	392,832
USD	476,160	Republic of Indonesia Loan Agreement, dated June 14, 1995 LIBOR + .875%, (3.375%), (Participation with Salomon), due 12/14/19	392,832
USD	634,880	Republic of Indonesia Loan Agreement, dated June 14, 1995 LIBOR + .875%, (3.375%), (Participation with Salomon), due 12/14/19	523,776
			41,260,035
		Poland — 0.9%
JPY	2,380,000,000	Poland Paris Club (Participation with Deutsche Bank), due 3/31/09	22,733,183

		Russia — 5.8%
USD	10,000,000	Russia Foreign Trade Obligations, (Participation with Banca Lombardi) * (b)	12,944,000
USD	531,297	Russia Foreign Trade Obligations, (Participation with Deutsche Bank) * (b)	732,446
USD	214,371	Russia Foreign Trade Obligations, (Participation with Deutsche Bank) * (b)	263,634
USD	81,965	Russia Foreign Trade Obligations, (Participation with Deutsche Bank) * (b)	106,022
DEM	2,625,598	Russia Foreign Trade Obligations, (Participation with Deutsche Bank) * (b)	1,887,020
DEM	10,399,680	Russia Foreign Trade Obligations, (Participation with Deutsche Bank) * (b)	6,913,512
USD	24,442,106	Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/20/10	22,063,889
EUR	10,216,328	Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/20/10	13,124,857
USD	9,155,799	Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/20/16	8,264,940
EUR	14,951,301	Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/20/16	19,551,898
EUR	42,339,998	Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/20/20	55,170,262
EUR	10,516,819	Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/20/20	13,510,896
			154,533,376
		TOTAL LOAN PARTICIPATIONS (COST $163,348,712)	230,942,276

See accompanying notes to the Schedule of Investments.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments – (Continued)
(showing percentage of total net assets)
May 31, 2005 (Unaudited)

		PROMISSORY NOTES — 0.3%

		Nigeria — 0.3%
USD	27,000,000	Central Bank of Nigeria Promissory Notes, Series RC, 0.00%, due 1/5/2010	8,370,000

		TOTAL PROMISSORY NOTES (COST $11,981,761)	8,370,000

Principal Amount		Description	Value ($)

		CALL OPTIONS PURCHASED — 1.7%

		Options on Interest Rate Swaps — 0.2%
USD	61,146,497	KRW Swaption, Expires 02/24/09, Strike 6.05	3,690,393
USD	63,119,137	KRW Swaption, Expires 04/08/09, Strike 6.20	529,189
TWD	1,849,200,000	TWD Interest Rate Option, 2.19%, Expires 3/16/10, Strike 2.19	712,312
TWD	1,849,200,000	TWD Interest Rate Option, 2.19%, Expires 3/16/10, Strike 2.19	1,236,172
			6,168,066

		Options on Bonds — 0.2%
EUR	115,000,000	Polish Zloty, due 4/15/2020, Expires 9/19/05, Strike 25	198,118
USD	2,000,000	Qatar Government International Bond, 9.75%, due 6/15/2030, Expires 6/13/2005, Strike 149	83,650
USD	2,000,000	Qatar Government International Bond, 9.75%, due 6/15/2030, Expires 6/7/2005, Strike 150	64,701
USD	2,500,000	Qatar Government International Bond, 9.75%, due 6/15/30, Expires 8/3/05, Strike 155.00	38,998
USD	18,000,000	Republic of Brazil 11% , due 8/17/2040, Expires 6/2/2005, Strike 114	844,220
USD	20,000,000	Republic of Brazil 11% , due 8/17/2040, Expires 6/20/2005, Strike 115.60	592,856
USD	14,000,000	Republic of Brazil 11%, due 8/17/2040, Expires 6/13/2005, Strike 114.70	532,154
USD	15,000,000	Republic of Brazil 11%, due 8/17/2040, Expires 6/22/2005, Strike 116.2000	378,954
USD	25,000,000	Republic of Venezuela 9.25%, due 9/15/2027, Expires 6/24/2005, Strike 101	212,392
USD	15,000,000	Republic of Venezuela 9.25%, due 9/15/2027, Expires 6/8/2005, Strike 99.75	158,314
USD	15,000,000	Russia Federation Bond, 5%, due 3/31/2030, Expires 6/2/2005, Strike 106.625	485,115
USD	20,000,000	Russia Federation Bond, 5%, due 3/31/2030, Expires 6/20/2005, Strike 108.1250	393,252
USD	40,000,000	Russia Federation Bond, 5%, due 3/31/2030, Expires 6/23/2005, Strike 108.9375	518,152
USD	20,000,000	Russia Federation Bond, 5%, due 3/31/2030, Expires 6/24/2005, Strike 109.50	192,804
USD	30,000,000	Russia Federation Bond, 5%, due 3/31/2030, Expires 6/30/2005, Strike 109.75	300,000
			4,993,680

		Currency Options — 1.3%
USD	40,000,000	Republic of Brazil Real Call, Expires 4/07/2006, Strike 2.9540	4,688,800
USD	40,000,000	Republic of Brazil Real Call, Expires 4/20/2006, Strike 2.939	4,406,000
USD	40,000,000	Republic of Brazil Real Call, Expires 4/25/2007, Strike 3.24	5,383,200
USD	110,000,000	Republic of Brazil Real Call, Expires 4/27/2005, Strike 2.8715	9,764,700
USD	60,000,000	Republic of Brazil Real Call, Expires 5/17/2006, Strike 2.822	4,840,800
USD	30,000,000	Republic of Brazil Real, Expires 4/6/2006, Strike 2.985	3,776,100
			32,859,600

		TOTAL CALL OPTIONS PURCHASED (COST $29,436,738)	44,021,346

See accompanying notes to the Schedule of Investments.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments – (Continued)
(showing percentage of total net assets)
May 31, 2005 (Unaudited)

		PUT OPTIONS PURCHASED — 0.4%

		Options on Interest Rate Swaps — 0.2%
USD	61,146,497	KRW Swaption, Expires 02/24/09, Strike 6.05	540,117
USD	63,119,137	KRW Swaption, Expires 04/08/09, Strike 6.20	4,062,025
USD	75,000,000	KRW Swaption, Expires 06/07/05, Strike 7.42	—
			4,602,142

		Options on Bonds — 0.1%
USD	2,000,000	Qatar Government International Bond, 9.75%, due 6/15/2030, Expires 6/13/2005, Strike 145	27
USD	2,000,000	Qatar Government International Bond, 9.75%, due 6/15/2030, Expires 6/7/2005, Strike 146	2
USD	10,000,000	Qatar Government International Bond, 9.75%, due 6/15/2030, Expires 7/12/05, Strike 146.00	20,251
USD	20,000,000	Republic of Brazil 11% , due 8/17/40, Expires 6/20/05, Strike 115.60	70,012
USD	8,500,000	Republic of Philippines, 9.50%, due 2/2/30, Expires 7/29/05, Strike 97.60	53,552
USD	25,000,000	Republic of Venezuela 9.25%, due 9/15/2027, Expires 6/2/2005, Strike 99.50	12,850
USD	15,000,000	Republic of Venezuela 9.25%, due 9/15/2027, Expires 6/8/2005, Strike 99.75	47,795
USD	20,000,000	Russia Federation Bond, 5%, due 3/31/2030, Expires 6/8/2005, Strike 107.375	3,820
USD	30,000,000	Russia Federation Bond, 5%, due 3/31/2030, Expires 6/27/2005, Strike 109.25	202,488
USD	18,000,000	Russia Federation Bond, 5%, due 3/31/2030, Expires 6/3/2005, Strike 107.50	252
USD	24,000,000	Russia Federation Bond, 5%, due 3/31/2030, Expires 6/3/2005, Strike 107.50	372
USD	42,000,000	Russia Federation Bond, 5%, due 3/31/2030, Expires 6/6/2005, Strike 107.375	1,040,214
USD	15,000,000	Russia Federation Bond, 5%, due 3/31/2030, Expires 6/8/2005, Strike 107.375	2,865
USD	30,000,000	Russia Federation Bond, 5%, due 3/31/30, Expires 6/13/05, Strike 103.38	51
			1,454,551

		Currency Options — 0.1%
USD	40,000,000	Republic of Brazil Real Put, Expires 4/25/2007, Strike 3.24	2,518,800
USD	30,000,000	Republic of Brazil Real, Expires 4/6/2006, Strike 2.985	683,400
			3,202,200

		TOTAL PUT OPTIONS PURCHASED (COST $14,930,988)	9,258,893

Shares		Description	Value ($)

		MUTUAL FUNDS — 5.3%

USD	4,558,271	GMO Short-Duration Collateral Fund (f)	116,372,654
USD	21,409	GMO Special Purpose Holding Fund ** (f)	213,451
USD	819,283	GMO World Opportunity Overlay Fund ** (f)	20,580,386
USD	4,217,791	Merrimac Cash Series, Premium Class	4,217,791

		TOTAL MUTUAL FUNDS (COST $140,550,508)	141,384,282

See accompanying notes to the Schedule of Investments.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments – (Continued)
(showing percentage of total net assets)
May 31, 2005 (Unaudited)

		RIGHTS AND WARRANTS — 0.4%

		Mexico — 0.1%
	33,077,000	United Mexican States Value Recovery Rights Series C, Expires 6/30/05 **	215,001
	33,077,000	United Mexican States Value Recovery Rights Series D, Expires 6/30/06 **	826,925
	2,942,000	United Mexican States Value Recovery Rights Series F, Expires 6/30/08 **	63,253
	27,162,000	United Mexican States Warrants, Expires 12/31/09 **	176,553
			1,281,732

		Nigeria — 0.0%
	25,000	Central Bank of Nigeria Warrants, Expires 11/15/20 **	550,000

		Uruguay — 0.0%
	4,000,000	Banco Central Del Uruguay Value Recovery Rights Series VRRB, Expires 01/02/21 **	—

		Venezuela — 0.3%
	164,215	Republic of Venezuela Bond Warrants, Expires 4/18/20 **	3,284,300
	262,360	Republic of Venezuela Recovery Warrants, Expires 4/15/20 **	5,247,200
			8,531,500

		TOTAL RIGHTS AND WARRANTS (COST $0)	10,363,232

		SHORT-TERM INVESTMENT — 2.6%

		Commercial Paper — 2.6%
USD	70,000,000	UBS Finance Delaware LLC, 3.04%, due 6/1/05	70,000,000

		TOTAL SHORT-TERM INVESTMENT (COST $70,000,000)	70,000,000

		TOTAL INVESTMENTS — 104.3% (Cost $2,512,605,733)	2,762,134,827

		Other Assets and Liabilities (net) — (4.3%)	(114,455,166)

		TOTAL NET ASSETS — 100.0%	$2,647,679,661

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BPI - Indemnification payment bonds

DCB - Debt Conversion Bond

EMTN - Euromarket Medium Term Note

FLIRB - Front Loaded Interest Reduction Bond

GMTN - Global Medium Term Note

IAB - Interest Arrears Bond

MTN - Medium Term Note

MYDFA - Multi-Year Deposit Facility Agreement

PDI - Past Due Interest

PIK - Payment In Kind

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments – (Continued)
(showing percentage of total net assets)
May 31, 2005 (Unaudited)

Variable and step up rates - The rates shown on variable and step up rate notes are the current interest rates at May 31, 2005, which are subject to change based on the terms of the security, including varying reset dates.

VRRB - Variable Rate Reduction Bond

*	Non-performing. Borrower not currently paying interest.
**	Non-income producing security.
(a)	Security is in default.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c)	All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements.
(d)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.
(e)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts.
(f)	Affiliated issuer.

Currency Abbreviations:

ARS - Argentine Peso
ATS - Austrian Schilling
CHF - Swiss Franc
DEM - German Mark
EUR - Euro
FRF - French Franc
GBP - British Pound
HKD - Hong Kong Dollar
ITL - Italian Lira
JPY - Japanese Yen
KRW - South Korean Won
MYR - Malaysian Ringgit
NLG - Netherlands Guilder
RUB - Russian Ruble
TWD - Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$2,518,647,097	$362,346,362	$(118,858,632)	$243,487,730

Investments in affiliated issuers

The Fund makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the three months ended May 31, 2005, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Short-Duration Collateral Fund	$102,308,184	$13,200,000	$—	$—	$—	$116,372,654
GMO Special Purpose Holding Fund	332,058	—	—	—	—	213,451	*
GMO World Opportunity Overlay Fund	16,308,824	4,300,000	—	—	—	20,580,386
Totals	$118,949,066	$17,500,000	$—	$—	$—	$137,166,491

* After effect of return of capital distribution of $118,024 on April 5, 2005.

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Forward currency contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

6/21/05	GBP	5,400,000	$9,803,852	$(456,148)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

Sales

6/28/05	CHF	8,000,000	$6,418,924	$398,268
7/12/05	EUR	307,300,000	378,586,683	18,535,416
6/21/05	GBP	28,800,000	52,287,210	1,732,086
10/12/05	HKD	422,400,000	54,310,561	689,439
10/25/06	HKD	382,500,000	49,411,426	588,574
11/01/06	HKD	190,000,000	24,546,262	453,738
8/02/05	JPY	8,600,000,000	79,664,667	2,372,918
				$24,770,439

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Depreciation

Sales

900	Federal Fund 30 Day	June 2005	$363,647,840	$(4,500)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Written Options

A summary of open written option contracts for the Emerging Country Debt Fund at May 31, 2005, is as follows:

Options on Credit Default Swaps

Notional Amount	Expiration Date	Description	Premiums	Market Value
$30,000,000	6/30/2005	CDX Swaption, Strike 98.3	$510,000	$(72,633)

Currency Options

Notional Amount	Expiration Date	Description	Premiums	Market Value
$40,000,000	4/7/2006	Brazilian Real, Strike 4.65	$512,000	$(1,350,800)
40,000,000	4/20/2006	Brazilian Real, Strike 4.68	460,000	(1,379,200)
110,000,000	4/27/2006	Brazilian Real, Strike 4.68	1,408,000	(2,687,300)
60,000,000	5/17/2006	Brazilian Real, Strike 4.52	912,000	(1,289,400)
				$(6,706,700)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

Reverse repurchase agreements

Face Value		Description	Market Value
USD	13,522,013	JP Morgan Chase & Co., 2.85%, dated 5/3/05, to be repurchased on demand by JP Morgan Chase & Co., at face value plus accrued interest.	$13,555,192

USD	10,302,188	JP Morgan Chase & Co., 1.75%, dated 5/3/05, to be repurchased on demand by JP Morgan Chase & Co., at face value plus accrued interest.	10,315,709

USD	32,089,535	JP Morgan Chase & Co., 2.00%, dated 5/4/05, to be repurchased on demand by JP Morgan Chase & Co., at face value plus accrued interest.	32,135,886

USD	54,416,139	JP Morgan Chase & Co., 2.20%, dated 5/11/05, to be repurchased on demand by JP Morgan Chase & Co., at face value plus accrued interest.	54,469,346

USD	21,339,662	JP Morgan Chase & Co., 2.20%, dated 5/11/05, to be repurchased on demand by JP Morgan Chase & Co., at face value plus accrued interest.	21,360,528

USD	15,493,194	JP Morgan Chase & Co., 0.05%, dated 5/19/05, to be repurchased on demand by JP Morgan Chase & Co., at face value plus accrued interest.	15,493,388

USD	8,366,750	JP Morgan Chase & Co., 0.00%, dated 5/23/05, to be repurchased on demand by JP Morgan Chase & Co., at face value plus accrued interest.	8,366,750

USD	35,761,667	JP Morgan Chase & Co., 0.05%, dated 5/24/05, to be repurchased on demand by JP Morgan Chase & Co., at face value plus accrued interest.	35,761,915

			$191,458,714

Average balance outstanding			$215,192,178
Average interest rate			1.57%
Maximum balance outstanding			$296,926,466
Average shares outstanding			137,284,353
Average balance per share outstanding			$1.57

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Credit Default Swaps

							Net Unrealized
Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Appreciation (Depreciation)

5,000,000	USD	6/18/2005	Deutsche Bank AG	(Pay)	2.35%	Republic of Philippines	$(27,523)
5,000,000	USD	7/15/2005	Banque Paribas	(Pay)	10.00%	Banco Latinoamericano de Exportaciones SA Euro MTN	(242,306)
15,000,000	USD	7/16/2005	UBS Warburg	(Pay)	2.10%	Gazprom Loan Facility	(149,072)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

15,000,000	USD	7/24/2005	Merrill Lynch	(Pay)	1.12%	Russian Federation	(73,881)
7,000,000	USD	8/5/2005	Deutsche Bank AG	(Pay)	3.35%	Republic of Philippines	(45,713)
10,000,000	USD	10/20/2005	Deutsche Bank AG	(Pay)	0.80%	Bolivarian Republic of Venezuela	(14,667)
10,000,000	USD	11/6/2005	JP Morgan Chase Bank	(Pay)	9.30%	Republic of Colombia	(447,840)
10,000,000	USD	12/9/2005	Lehman Brothers	(Pay)	1.55%	Gazprom Loan Facility	(133,825)
10,000,000	USD	12/20/2005	UBS Warburg	(Pay)	2.03%	Republic of Brazil	(173,846)
15,000,000	USD	1/21/2006	Deutsche Bank AG	Receive	5.40%	Gazprom Loan Facility	764,336
14,000,000	USD	2/20/2006	UBS Warburg	(Pay)	2.10%	Republic of Ecuador	98,529
15,000,000	USD	4/3/2006	Morgan Guaranty Trust Company	(Pay)	0.25%	Banco Santander Senior Bonds or Loans	(8,081)
15,000,000	USD	4/6/2006	Morgan Guaranty Trust Company	(Pay)	0.26%	Banco Santander Senior Bonds or Loans	(9,360)
30,000,000	USD	4/10/2006	Morgan Guaranty Trust Company	(Pay)	0.28%	Banco Santander Senior Bonds or Loans	(22,121)
10,000,000	USD	4/10/2006	Morgan Guaranty Trust Company	(Pay)	0.26%	Banco Santander Senior Bonds or Loans	(5,889)
25,000,000	USD	5/1/2006	Morgan Guaranty Trust Company	(Pay)	0.27%	Banco Bilboa Vizcaya Senior Bonds and Notes	(43,422)
15,000,000	USD	6/8/2006	JP Morgan Chase Bank	Receive	2.95%	United Mexican States	614,261
35,000,000	USD	7/5/2006	Deutsche Bank AG	Receive	5.00%	Gazprom Loan Facility	2,336,366
35,000,000	USD	7/5/2006	UBS Warburg	(Pay)	3.40%	Gazprom Loan Facility	(1,509,778)
20,000,000	USD	8/9/2006	JP Morgan Chase Bank	(Pay)	0.42%	Banco Bilboa Vizcaya Argentaria SA	(78,996)
15,000,000	USD	8/21/2006	Deutsche Bank AG	Receive	5.45%	Gazprom Loan Facility	1,066,060
5,000,000	USD	9/27/2006	Merrill Lynch	Receive	5.70%	The Dominican Republic	29,597
25,000,000	USD	10/19/2006	Deutsche Bank AG	(Pay)	2.10%	Government of Ukraine	(400,103)
15,000,000	USD	11/20/2006	Deutsche Bank AG	(Pay)	4.55%	Republic of Brazil	(744,270)
10,000,000	USD	11/20/2006	Deutsche Bank AG	(Pay)	4.40%	Republic of Brazil	(474,365)
30,000,000	USD	12/7/2006	Deutsche Bank AG	(Pay)	1.60%	Gazprom Loan Facility	(571,698)
20,000,000	USD	12/20/2006	JP Morgan Chase Bank	(Pay)	4.75%	Republic of Brazil	(1,485,328)
8,000,000	USD	12/20/2006	JP Morgan Chase Bank	Receive	3.00%	Kingdom of Swaziland	14,692
5,000,000	USD	12/20/2006	JP Morgan Chase Bank	Receive	3.00%	Kingdom of Swaziland	7,925
10,000,000	USD	2/18/2007	JP Morgan Chase Bank	(Pay)	4.60%	Russian Federation	(784,554)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

10,000,000	USD	2/26/2007	Citigroup	(Pay)	2.15%	Republic of South Africa	(358,836)
5,000,000	USD	3/20/2007	JP Morgan Chase Bank	(Pay)	1.70%	Republic of Philippines	(6,002)
10,000,000	USD	6/27/2007	JP Morgan Chase Bank	(Pay)	0.33%	Banco Bilboa Vizcaya Argentaria SA	(50,899)
3,000,000	USD	7/2/2007	Deutsche Bank AG	(Pay)	0.64%	Bank of China Bonds or Loans	(30,246)
10,000,000	USD	7/2/2007	Citibank N.A.	(Pay)	0.64%	Bank of China Bonds or Loans	(115,983)
15,000,000	USD	9/27/2007	JP Morgan Chase Bank	(Pay)	0.33%	HSBC Bank Plc	(99,579)
10,000,000	USD	10/10/2007	JP Morgan Chase Bank	(Pay)	0.70%	Banco Bilboa Vizcaya Argentaria SA	(144,814)
8,000,000	USD	10/19/2007	Deutsche Bank AG	(Pay)	15.00%	Republic of Venezuala	(2,409,089)
5,000,000	USD	10/22/2007	JP Morgan Chase Bank	(Pay)	0.54%	Banco Bilboa Vizcaya Argentaria SA	(52,960)
5,000,000	USD	10/23/2007	JP Morgan Chase Bank	(Pay)	0.48%	Banco Bilboa Vizcaya Argentaria SA	(45,581)
5,000,000	USD	10/30/2007	Deutsche Bank AG	(Pay)	0.44%	Banco Bilboa Vizcaya Argentaria SA	(40,824)
10,000,000	USD	11/4/2007	Deutsche Bank AG	Receive	1.68%	Areis Russia Paris Club	274,583
10,000,000	USD	11/4/2007	Deutsche Bank AG	(Pay)	1.21%	Russian Federation	(115,032)
10,000,000	USD	11/23/2007	Deutsche Bank AG	(Pay)	1.15%	Endesa SA of Spain	(181,879)
15,000,000	USD	11/27/2007	JP Morgan Chase Bank	(Pay)	1.10%	Endesa SA of Spain	(256,314)
30,000,000	USD	12/23/2007	Deutsche Bank AG	(Pay)	2.35%	Gazprom Loan Facility	(1,145,678)
50,000,000	USD	5/4/2008	Deutsche Bank AG	(Pay)	1.80%	Government of Ukraine	(259,174)
5,000,000	USD	5/7/2008	JP Morgan Chase Bank	Receive	9.65%	Republic of Brazil	1,034,522
5,000,000	USD	5/30/2008	JP Morgan Chase Bank	Receive	8.65%	Republic of Turkey	902,962
5,000,000	USD	8/6/2008	Bear Stearns International Limited	Receive	1.10%	Republic of Trinidad and Tobago	68,217
10,000,000	USD	9/20/2008	Morgan Stanley Capital Services, Inc.	Receive	5.15%	Republic of Colombia	1,016,479
2,000,000	USD	9/20/2008	UBS Warburg	Receive	9.20%	Dominican Republic	219,730
4,000,000	USD	10/20/2008	Deutsche Bank AG	Receive	8.50%	Republic of Uruguay	574,817
15,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	5.80%	Republic of Brazil	1,561,757
10,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	5.70%	Republic of Brazil	1,009,828
9,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	4.77%	Republic of Colombia	730,578
14,000,000	USD	12/20/2008	Deutsche Bank AG	(Pay)	0.79%	Korea Deposit Insurance Corporation	(200,529)
20,000,000	USD	12/20/2008	JP Morgan Chase Bank	Receive	5.95%	Republic of Brazil	2,690,454
5,000,000	USD	1/20/2009	Lehman Brothers	Receive	5.45%	Republic of Venezuala	485,365

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

10,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	4.30%	Republic of Philippines	476,358
5,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	2.85%	Republic of Peru	226,955
10,000,000	USD	4/17/2009	Deutsche Bank AG	Receive	3.90%	Gazprom Loan Facility	859,888
5,000,000	USD	5/20/2009	JP Morgan Chase Bank	Receive	4.40%	Gazprom Loan Facility	506,824
25,000,000	USD	5/21/2009	UBS Warburg	Receive	4.50%	Gazprom Loan Facility	2,615,318
25,000,000	USD	6/20/2009	JP Morgan Chase Bank	Receive	8.01%	Republic of Brazil	5,496,878
7,000,000	USD	8/5/2009	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	854,605
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	Pay	0.90%	United Mexican States	(21,595)
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	Pay	0.88%	United Mexican States	(13,495)
25,000,000	USD	12/29/2009	Deutsche Bank AG	Receive	2.25%	Videocon Loan Facility	82,950
7,000,000	USD	2/5/2010	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	875,349
10,000,000	USD	2/20/2010	UBS Warburg	Receive	3.62%	Republic of Brazil	283,497
10,000,000	USD	2/20/2010	JP Morgan Chase Bank	Receive	3.57%	Republic of Brazil	260,926
20,000,000	USD	2/20/2010	JP Morgan Chase Bank	Receive	3.70%	Republic of Brazil	644,293
12,000,000	USD	2/20/2010	Morgan Stanley	Receive	3.63%	Republic of Brazil	341,752
12,000,000	USD	3/5/2010	Deutsche Bank AG	Receive	9.10%	Republic of Turkey	3,239,555
18,000,000	USD	3/20/2010	Morgan Stanley Capital Services, Inc.	Receive	0.75%	United Mexican States	(73,281)
3,000,000	USD	3/29/2010	JP Morgan Chase Bank	Receive	4.70%	Arab Republic of Egypt	485,491
5,000,000	USD	7/23/2010	Deutsche Bank AG	Receive	4.56%	Government of Ukraine	579,810
7,000,000	USD	8/5/2010	Deutsche Bank AG	Receive	4.90%	Government of Ukraine	911,651
5,000,000	USD	10/25/2010	Deutsche Bank AG	Receive	4.60%	Government of Ukraine	536,521
5,000,000	USD	1/25/2011	Deutsche Bank AG	Receive	4.63%	Government of Ukraine	606,657
7,000,000	USD	2/7/2011	Deutsche Bank AG	Receive	4.95%	Government of Ukraine	950,698
5,000,000	USD	4/26/2011	Deutsche Bank AG	Receive	4.66%	Government of Ukraine	560,771
9,000,000	USD	7/17/2011	UBS Warburg	Receive	5.05%	Government of Ukraine	1,319,167
5,000,000	USD	7/25/2011	Deutsche Bank AG	Receive	4.68%	Government of Ukraine	630,146
7,000,000	USD	8/5/2011	Deutsche Bank AG	Receive	5.00%	Government of Ukraine	989,963
15,000,000	USD	10/17/2011	Deutsche Bank AG	Receive	3.55%	Gazprom Loan Facility	1,213,717
5,000,000	USD	10/25/2011	Deutsche Bank AG	Receive	4.70%	Government of Ukraine	582,238

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

19,000,000	USD	10/31/2011	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	38,140
19,000,000	USD	5/5/2012	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	37,003
5,000,000	USD	7/30/2012	JP Morgan Chase Bank	Receive	3.05%	Republic of Chile	901,414
10,000,000	USD	10/4/2012	JP Morgan Chase Bank	Receive	2.95%	Republic of Chile	1,715,804
5,000,000	USD	11/5/2012	Deutsche Bank AG	Receive	6.50%	Republic of Jamaica	136,892
10,000,000	USD	1/8/2013	Deutsche Bank AG	Receive	7.15%	Republic of Colombia	2,205,182
10,000,000	USD	1/9/2013	Deutsche Bank AG	Receive	8.25%	Republic of Turkey	2,955,199
7,000,000	USD	1/10/2013	JP Morgan Chase Bank	Receive	7.50%	Republic of Colombia	1,689,059
10,000,000	USD	2/7/2013	JP Morgan Chase Bank	Receive	8.30%	Republic of Colombia	2,829,880
15,000,000	USD	2/11/2013	JP Morgan Chase Bank	Receive	3.05%	United Mexican States	1,812,710
10,000,000	USD	6/6/2013	Deutsche Bank AG	Receive	9.40%	Republic of Brazil	3,474,129
20,000,000	USD	6/12/2013	Deutsche Bank AG	Receive	9.08%	Republic of Brazil	6,526,079
10,000,000	USD	12/20/2013	Deutsche Bank AG	Receive	10.50%	Republic of Ecuador	700,488
10,000,000	USD	12/24/2013	JP Morgan Chase Bank	Receive	3.80%	Republic of Turkey	276,652
10,000,000	USD	1/20/2014	Deutsche Bank AG	Receive	4.28%	Republic of Brazil	254,240
10,000,000	USD	1/20/2014	Citibank N.A.	Receive	4.94%	Republic of Colombia	836,583
10,000,000	USD	1/20/2014	Deutsche Bank AG	Receive	1.77%	United Mexican States	358,137
15,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.30%	Republic of Brazil	276,817
5,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.32%	Republic of Brazil	98,365
5,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.90%	Republic of Colombia	361,522
20,000,000	USD	4/20/2014	Goldman Sachs	Receive	1.59%	United Mexican States	362,974
20,000,000	USD	4/20/2014	Lehman Brothers	Receive	1.58%	United Mexican States	348,873
10,000,000	USD	5/14/2014	Deutsche Bank AG	Receive	6.64%	Republic of Turkey	1,854,326
5,000,000	USD	5/19/2014	Deutsche Bank AG	Receive	6.42%	Republic of Turkey	857,407
7,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	6.25%	Republic of Turkey	1,126,311
5,000,000	USD	5/20/2014	Deutsche Bank AG	Receive	2.03%	United Mexican States	237,127
10,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	523,324
10,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	523,324
10,000,000	USD	5/20/2014	UBS Warburg	Receive	2.10%	United Mexican States	523,324
15,000,000	USD	6/7/2014	Deutsche Bank AG	Receive	3.10%	Gazprom Loan Facility	994,096

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

10,000,000	USD	6/16/2014	Deutsche Bank AG	Receive	6.22%	Republic of Turkey	1,861,551
10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	611,029
10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	611,026
10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.15%	United Mexican States	648,402
10,000,000	USD	7/20/2014	JP Morgan Chase Bank	Receive	2.00%	United Mexican States	518,122
35,000,000	USD	7/20/2014	JP Morgan Chase Bank	Receive	2.01%	United Mexican States	1,839,447
2,000,000	USD	8/24/2014	Deutsche Bank AG	(Pay)	4.25%	Lebanese Republic	(56,461)
15,000,000	USD	12/7/2014	Deutsche Bank AG	Receive	3.10%	Gazprom Loan Facility	987,060
50,000,000	USD	12/23/2014	Deutsche Bank AG	Receive	3.35%	Gazprom Loan Facility	4,099,045
600,000,000	EUR	3/20/2015	Deutsche Bank AG	(Pay)	3.72%	Bolivarian Republic of Venezuela	34,056,449
800,000,000	USD	3/20/2015	Deutsche Bank AG	Receive	3.80%	Bolivarian Republic of Venezuela	(35,557,518)
300,000,000	EUR	4/20/2015	Deutsche Bank AG	(Pay)	4.32%	Bolivarian Republic of Venezuela	3,462,677
10,000,000	USD	4/20/2015	JP Morgan Chase Bank	Receive	4.65%	Republic of Colombia	503,019
412,500,000	USD	4/20/2015	Deutsche Bank AG	Receive	4.40%	Bolivarian Republic of Venezuela	(3,607,872)
15,000,000	USD	5/20/2015	Deutsche Bank AG	Receive	3.85%	Republic of Turkey	159,674
10,000,000	USD	10/7/2017	JP Morgan Chase Bank	Receive	4.20%	United Mexican States	2,444,162
20,000,000	USD	3/20/2019	JP Morgan Chase Bank	Receive	1.90%	United Mexican States	917,582
30,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.84%	United Mexican States	(1,166,223)
20,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.89%	United Mexican States	(901,252)
60,000,000	USD	6/20/2010	Morgan Stanley	(Pay)	2.10%	Reference security within CDX Index	308,500
10,000,000	USD	6/20/2010	Morgan Stanley	(Pay)	2.10%	Reference security within CDX Index	51,417
							$75,189,825

Interest Rate Swaps

							Net Unrealized
Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Appreciation (Depreciation)
6,000,000,000	JPY	3/10/2008	Deutsche Bank AG	(Pay)	0.29%	6 month Japanese LIBOR	$(84,225)
6,000,000,000	JPY	3/26/2008	JP Morgan Chase Bank	(Pay)	0.27%	6 month Japanese LIBOR	(54,475)
6,000,000,000	JPY	4/16/2008	Citibank N.A.	(Pay)	0.27%	6 month Japanese LIBOR	(34,217)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

6,000,000,000	JPY	5/9/2008	Citibank N.A.	(Pay)	0.23%	6 month Japanese LIBOR	27,586
6,000,000,000	JPY	5/29/2008	Deutsche Bank AG	(Pay)	0.22%	6 month Japanese LIBOR	(114,124)
6,000,000,000	JPY	6/11/2008	JP Morgan Chase Bank	(Pay)	0.19%	6 month Japanese LIBOR	109,258
6,000,000,000	JPY	6/12/2008	Deutsche Bank AG	(Pay)	0.19%	6 month Japanese LIBOR	118,270
6,000,000,000	JPY	12/17/2009	Citibank N.A.	(Pay)	0.55%	6 month Japanese LIBOR	(202,637)
36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	5.03%	Korean bond rate for 91 day certificates of deposit	(414,112)
36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	4.80%	Korean bond rate for 91 day certificates of deposit	(95,933)
150,000,000	USD	5/12/2014	Citibank N.A.	Receive	5.31%	3 month LIBOR	10,220,289
75,000,000	USD	3/29/2015	Deutsche Bank AG	Receive	5.14%	3 month LIBOR	4,383,942
40,000,000	USD	4/6/2015	JP Morgan Chase Bank	Receive	4.81%	3 month LIBOR	1,280,760
50,000,000	USD	8/4/2018	Deutsche Bank AG	Receive	5.45%	3 month LIBOR	4,201,281
40,000,000	USD	4/29/2019	JP Morgan Chase Bank	Receive	5.29%	3 month LIBOR	2,916,837
25,000,000	USD	12/2/2023	JP Morgan Chase Bank	Receive	5.34%	3 month LIBOR	1,864,555

							$24,123,055

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	(Pay)	Receive	Net Unrealized Appreciation (Depreciation)

223,800,000	RUB	12/5/2007	JP Morgan Chase Bank	3 month LIBOR + 0.25%	Return on Russia Railways Bond, with a maturity date of 12/5/2007 and a rate of 7.75%	$109,415

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUND — 99.5%

	Affiliated Issuer — 99.5%
12,279,552	GMO Emerging Country Debt Fund, Class III (Cost $126,734,355)	140,355,277
	TOTAL MUTUAL FUND (COST $126,734,355)	140,355,277

	TOTAL INVESTMENTS — 99.5%
	(Cost $126,734,355)	140,355,277

	Other Assets and Liabilities (net) — 0.5%	668,865

	TOTAL NET ASSETS — 100.0%	$141,024,142

1

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$127,313,031	$13,042,246	$—	$13,042,246

Investments in affiliated issuers

The Fund makes investments in GMO Emerging Country Debt Fund (“underlying fund”).  The Schedule of Investments of the underlying fund should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of this issuer during the three months ended May 31, 2005, is set forth below:

	Value, beginning of		Sales	Dividend	Realized Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period

GMO Emerging Country Debt Fund, Class III	$131,192,910	$11,601,000	$6,426,000	$—	$—	$140,355,277
Totals	$131,192,910	$11,601,000	$6,426,000	$—	$—	$140,355,277

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

2

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	AFFILIATED ISSUERS — 100.0%

	Mutual Funds — 100.0%
734,556	GMO Alpha Only Fund, Class III *	7,617,344
715,941	GMO Currency Hedged International Bond Fund, Class III	7,116,450
1,788,999	GMO Currency Hedged International Equity Fund, Class III *	15,081,259
322,307	GMO Emerging Countries Fund, Class III	4,834,598
241,746	GMO Emerging Country Debt Fund, Class IV	2,763,153
1,721,742	GMO Emerging Markets Fund, Class VI	30,956,920
6,795	GMO Growth Fund, Class III	124,014
161,121	GMO Inflation Indexed Bond Fund, Class III	1,865,786
1,759,013	GMO International Growth Fund, Class III	45,822,292
1,635,137	GMO International Intrinsic Value Fund, Class IV	45,702,089
206,990	GMO International Small Companies Fund, Class III	3,539,533
352,366	GMO Real Estate Fund, Class III	5,500,429
16,821	GMO Short-Duration Investment Fund, Class III	148,702
9,425,189	GMO U.S. Core Fund, Class VI	132,046,902
1,349,181	GMO U.S. Quality Equity Fund, Class IV	26,956,640
83,509	GMO Value Fund, Class III	823,399
		330,899,510

	Private Investment Fund — 0.0%
175	GMO SPV I, LLC * (a)	849

	TOTAL AFFILIATED ISSUERS (COST $285,089,576)	330,900,359

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.0%

	Repurchase Agreement — 0.0%
24,861	Citigroup Global Markets Repurchase Agreement, dated 05/31/05, due 06/01/05, with a maturity value of $24,862, and an effective yield of 1.68%, collateralized by a U.S. Treasury Note with a rate of 8.125%, maturity date of 08/15/19, and a market value, including accrued interest of $25,360.	24,861

	TOTAL SHORT-TERM INVESTMENT (COST $24,861)	24,861

	TOTAL INVESTMENTS — 100.0% (Cost $285,114,437)	330,925,220

	Other Assets and Liabilities (net) — 0.0%	(17,957)

	TOTAL NET ASSETS — 100.0%	$330,907,263

	Notes to Schedule of Investments:

*	Non-income producing security.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

1

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$285,295,012	$45,665,079	$(34,871)	$45,630,208

Investments in affiliated issuers

The Fund makes investments in other funds of the GMO Trust and another affiliated investment fund (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the three months ended May 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period

GMO Alpha Only Fund, Class III	$4,261,184	$3,293,245	$652	$—	$—	$7,617,344
GMO Currency Hedged International Bond Fund, Class III	6,866,604	—	746	—	—	7,116,450
GMO Currency Hedged International Equity Fund, Class III	14,004,042	1,000,000	1,575	—	—	15,081,259
GMO Emerging Countries Fund, Class III	5,157,459	—	507	—	—	4,834,598
GMO Emerging Country Debt Fund, Class IV	2,681,246	—	285	—	—	2,763,153
GMO Emerging Markets Fund, Class VI	34,241,582	—	1,491,219	—	—	30,956,920

2

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period

GMO Growth Fund, Class III	123,851	244	13	244	—	124,014
GMO Inflation Indexed Bond Fund, Class III	2,712,770	55,991	910,294	31,289	24,702	1,865,786
GMO International Growth Fund, Class III	46,704,145	1,642,500	531,806	—	—	45,822,292
GMO International Intrinsic Value Fund, Class IV	46,508,288	1,872,500	664,808	—	—	45,702,089
GMO International Small Companies Fund, Class III	8,458,729	—	4,664,826	—	—	3,539,533
GMO Real Estate Fund, Class III	7,195,261	—	2,200,773	—	—	5,500,429
GMO Short-Duration Investment Fund, Class III	147,457	84	16	84	—	148,702
GMO U.S. Core Fund, Class VI	129,975,587	4,551,807	156,547	806,499	—	132,046,902
GMO U.S. Quality Equity Fund, Class IV	25,966,395	1,065,956	2,814	65,956	—	26,956,640
GMO SPV I, LLC	1,355	—	—	—	—	849	*
GMO Value Fund, Class III	824,736	1,251	86	1,251	—	823,399
Totals	$335,830,691	$13,483,578	$10,626,967	$905,323	$24,702	$330,900,359

* After effect of the return on capital distribution of $504 on April 5, 2005.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

3

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
4,409,549	GMO Alpha Only Fund, Class III *	45,727,027
1,640,750	GMO Alternative Asset Opportunity Fund, Class III *	40,428,075
14,854,061	GMO Core Plus Bond Fund, Class III	156,561,801
7,189,692	GMO Currency Hedged International Bond Fund, Class III	71,465,539
6,990,988	GMO Currency Hedged International Equity Fund, Class III *	58,934,028
9,452,322	GMO Domestic Bond Fund, Class III	95,279,403
721,841	GMO Emerging Countries Fund, Class III	10,827,621
854,897	GMO Emerging Country Debt Fund, Class IV	9,771,478
4,576,058	GMO Emerging Markets Fund, Class VI	82,277,531
371,379	GMO Inflation Indexed Bond Fund, Class III	4,300,572
2,067,839	GMO International Bond Fund, Class III	21,278,062
3,822,526	GMO International Growth Fund, Class III	99,576,790
3,544,869	GMO International Intrinsic Value Fund, Class IV	99,079,081
523,972	GMO International Small Companies Fund, Class III	8,959,916
1,122,796	GMO Real Estate Fund, Class III	17,526,845
358,880	GMO Short-Duration Investment Fund, Class III	3,172,504
15,568,186	GMO U.S. Core Fund, Class VI	218,110,281
4,603,456	GMO U.S. Quality Equity Fund, Class IV	91,977,057
87,408	GMO Value Fund, Class III	861,844
	TOTAL MUTUAL FUNDS (COST $1,048,426,673)	1,136,115,455

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.0%

	Repurchase Agreement — 0.0%
24,389	Citigroup Global Markets Repurchase Agreement, dated 5/31/05, due 6/01/05, with a maturity value of $24,390, and an effective yield of 1.68%, collateralized by a U.S. Treasury Note with a rate of 8.125%, maturity date of 8/15/19, and a market value, including accrued interest of $24,877.	24,389

	TOTAL SHORT-TERM INVESTMENT (COST $24,389)	24,389

	TOTAL INVESTMENTS — 100.0% (Cost $1,048,451,062)	1,136,139,844

	Other Assets and Liabilities (net) — 0.0%	(63,088)

	TOTAL NET ASSETS — 100.0%	$1,136,076,756

	Notes to Schedule of Investments:

*	Non-income producing security.

1

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation

$1,048,840,170	$88,273,399	$(973,725)	$87,299,674

Investments in affiliated issuers

The Fund makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the three months ended May 31, 2005, is set forth below:

	Value,
	Beginning of		Sales	Dividend	Realized Gain	Value, end
Affiliate	Period	Purchases	Proceeds	Income	Distributions	of period

GMO Alpha Only Fund, Class III	$32,963,379	$12,379,301	$—	$—	$—	$45,727,027
GMO Alternative Asset Opportunity Fund	—	41,000,000	—	—	—	40,428,075
GMO Core Plus Bond Fund, Class III	127,328,898	26,457,744	—	—	—	156,561,801
GMO Currency Hedged International Bond Fund, Class III	71,877,970	7,018,363	10,000,000	—	—	71,465,539
GMO Currency Hedged International Equity Fund, Class III	45,196,546	13,437,804	—	—	—	58,934,028
GMO Domestic Bond Fund, Class III	102,330,133	747,725	10,073,000	10,475	—	95,279,403

2

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

	Value,
	Beginning of		Sales	Dividend	Realized Gain	Value, end
Affiliate	Period	Purchases	Proceeds	Income	Distributions	of period

GMO Emerging Countries Fund, Class III	11,466,947	79,318	—	—	—	10,827,621
GMO Emerging Country Debt Fund, Class IV	9,414,586	65,660	—	—	—	9,771,478
GMO Emerging Markets Fund, Class VI	84,567,353	7,053,508	4,960,000	—	—	82,277,531
GMO Inflation Indexed Bond Fund, Class III	28,364,806	1,906,453	26,000,000	116,262	91,786	4,300,572
GMO International Bond Fund, Class III	21,786,870	153,046	—	—	—	21,278,062
GMO International Growth Fund, Class III	87,262,780	21,555,155	4,950,000	—	—	99,576,790
GMO International Intrinsic Value Fund, Class IV	86,427,234	23,428,177	6,436,750	—	—	99,079,081
GMO International Small Companies Fund, Class III	19,084,299	113,947	9,547,261	—	—	8,959,916
GMO Real Estate Fund, Class III	22,680,730	1,161,340	8,000,000	—	—	17,526,845
GMO Short-Duration Investment Fund, Class III	3,145,592	1,793	—	1,793	—	3,172,504
GMO U.S. Core Fund, Class VI	195,163,591	26,987,119	700,229	1,246,399	—	218,110,281
GMO U.S. Quality Equity Fund, Class IV	80,387,878	11,773,552	—	205,496	—	91,977,057
GMO Value Fund, Class III	857,087	7,354	—	1,309	—	861,844
Totals	$1,030,306,679	$195,327,359	$80,667,240	$1,581,734	$91,786	$1,136,115,455

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

3

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 14.7%

		Australia — 1.1%

		Asset-Backed Securities
USD	1,949,580	Medallion Trust Series 03-1G Class A, Variable Rate, 3 mo. LIBOR + .19%, 3.24%, due 12/21/33	1,955,234

		Austria — 1.8%

		Corporate Debt
USD	2,500,000	Bank Austria Creditanstalt, AG, 144A, 7.25%, due 02/15/17	3,038,425

		Canada — 1.3%

		Foreign Government Obligations
GBP	1,000,000	Province of Quebec, 8.63%, due 11/04/11	2,181,610

		United Kingdom — 7.5%

		Asset-Backed Securities
GBP	2,987,104	RMAC Series 03-NS1X Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 5.31%, due 06/12/35	5,434,652
GBP	4,000,000	RMAC Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 5.39%, due 09/12/35	7,297,474
		Total United Kingdom	12,732,126

		United States — 3.0%

		U.S. Government
USD	3,535,080	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	3,876,989
USD	1,148,630	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a)	1,303,695
		Total United States	5,180,684

		TOTAL DEBT OBLIGATIONS (COST $22,727,168)	25,088,079

Principal Amount		Description	Value ($)

		CALL OPTIONS PURCHASED — 0.9%

		Currency Options — 0.9%
AUD	19,900,000	AUD Call/JPY Put, Expires 9/14/05, Strike 80.78	256,973
AUD	13,700,000	AUD Call/JPY Put, Expires 9/28/05, Strike 80.88	171,311
CHF	21,600,000	CHF Call/USD Put, Expires 6/16/05, Strike 1.15	—
EUR	16,200,000	EUR Call/USD Put, Expires 7/15/05, Strike 1.25	199,429
GBP	12,300,000	GBP Call/JPY Put, Expires 06/09/05, Strike 200.25	9,758
GBP	11,300,000	GBP Call/JPY Put, Expires 10/28/05, Strike 185.00	962,860
			1,600,331

		TOTAL CALL OPTIONS PURCHASED (COST $2,777,379)	1,600,331

See accompanying notes to the Schedule of Investments.

1

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 83.6%

450,318	GMO Emerging Country Debt Fund, Class III (c)	5,147,131
3,989,950	GMO Short-Duration Collateral Fund (c)	101,863,420
45,838	GMO Special Purpose Holding Fund * (c)	457,007
1,360,018	GMO World Opportunity Overlay Fund * (c)	34,163,645
1,242,593	Merrimac Cash Series, Premium Class	1,242,593

	TOTAL MUTUAL FUNDS (COST $141,517,003)	142,873,796

	TOTAL INVESTMENTS — 99.2%
	(Cost $167,021,550)	169,562,206

	Other Assets and Liabilities (net) — 0.8%	1,409,274

	TOTAL NET ASSETS — 100.0%	$170,971,480

	Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

	AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
	Variable rates - The rates shown on variable rate notes are the current interest rates at May 31, 2005, which are subject to change based on the terms of the security.
*	Non-income producing security.
(a)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts.
(c)	Affiliated issuer.

	Currency Abbreviations:

	AUD - Australian Dollar
	CAD - Canadian Dollar
	CHF - Swiss Franc
	EUR - Euro
	GBP - British Pound
	JPY - Japanese Yen
	NOK - Norwegian Krone
	NZD - New Zealand Dollar
	SEK - Swedish Krona
	USD - United States Dollar

2

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$167,254,700	$3,913,572	$(1,606,066)	$2,307,506

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Forward currency contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

6/07/05	CAD	5,700,000	$4,542,354	$(142,760)
6/02/05	CHF	18,913	15,149	(185)
6/28/05	CHF	17,600,000	14,152,500	(547,858)
7/12/05	EUR	47,800,000	59,089,284	(2,374,581)
6/21/05	GBP	1,700,000	3,091,732	(132,605)
8/02/05	JPY	5,610,000,000	52,335,751	(1,179,464)
7/26/05	NZD	11,200,000	7,867,159	(307,161)
				$(4,684,614)

Sales

8/16/05	AUD	17,400,000	$13,123,355	$54,607
6/07/05	CAD	10,300,000	8,208,113	11,439
6/02/05	CHF	18,913	15,149	185
6/28/05	CHF	21,900,000	17,610,213	1,025,389
7/12/05	EUR	2,700,000	3,337,679	148,996
6/21/05	GBP	7,200,000	13,094,395	362,659
8/02/05	JPY	420,000,000	3,918,185	25,729
				$1,629,004

3

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

Forward cross currency contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation

7/19/05	EUR	2,300,000	CHF	3,541,220	9,560
6/14/05	EUR	17,700,000	SEK	162,341,936	117,430
8/09/05	EUR	6,400,000	NOK	51,919,360	200,697
					$327,687

Futures Contracts

Number of			Contract	Net Unrealized Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Buys

73	Australian Government Bond 10 Yr.	June 2005	$5,871,982	$188,057
147	Australian Government Bond 3 Yr.	June 2005	11,365,263	133,534
223	Canadian Government Bond 10 Yr.	September 2005	20,450,549	242,275
36	Euro BOBL	June 2005	5,081,625	76,776
5	Euro Bund	June 2005	752,542	11,235
1	Japanese Government Bond 10 Yr. (LIF)	June 2005	1,296,909	179
1	Swiss Federal Bond	June 2005	107,894	3,975
54	U.S. Long Bond	September 2005	6,341,625	65,664
9	U.S. Treasury Note 10 Yr.	September 2005	1,019,390	7,022
				$728,717

Sales

3	Japanese Government Bond 10 Yr. (TSE)	June 2005	$3,889,067	$(39,077)
21	U.S. Treasury Note 5 Yr. (CBT)	September 2005	2,284,077	(1,995)
15	UK Gilt Long Bond	September 2005	3,082,438	(6,275)
				$(47,347)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

4

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

Swap Agreements

Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
4,000,000	CHF	12/9/2011	Deutsche Bank AG	(Pay)	2.13%	6 month CHF LIBOR	$(46,199)
13,200,000	CHF	1/10/2012	Deutsche Bank AG	(Pay)	2.24%	6 month CHF LIBOR	(215,731)
1,100,000	CHF	2/26/2014	Deutsche Bank AG	(Pay)	2.77%	6 month CHF LIBOR	(43,541)
3,200,000	CHF	11/11/2014	Deutsche Bank AG	(Pay)	2.68%	6 month CHF LIBOR	(97,698)
4,300,000	CHF	12/2/2014	JP Morgan	(Pay)	2.54%	6 month CHF LIBOR	(90,255)
4,200,000	CHF	12/16/2014	Citigroup	(Pay)	2.48%	6 month CHF LIBOR	(69,440)
3,600,000	CHF	2/16/2015	Deutsche Bank AG	(Pay)	2.31%	6 month CHF LIBOR	(13,699)
2,900,000	SEK	5/11/2015	Deutsche Bank AG	(Pay)	3.74%	3 month SEK LIBOR	(8,160)
3,000,000	EUR	3/21/2030	UBS Warburg	Receive	5.90%	3 month Floating Rate EUR LIBOR	1,160,221
							$575,498

Total Return Swaps

						Net Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	(Pay)	Index	(Depreciation)
31,000,000	USD	7/21/2005	JP Morgan	1 month LIBOR – 0.01%	Return on JP Morgan Non-U.S. Hedged Traded Total Return Government Bond Index	$81,759
75,000,000	USD	9/24/2005	JP Morgan	1 month LIBOR – 0.01%	Return on JP Morgan Non-U.S. Hedged Traded Total Return Government Bond Index	60,713
						$142,472

Investments in affiliated issuers

The Fund makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the securities of these issuers during the three months ended May 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period

GMO Emerging Country Debt Fund, Class III	$4,994,024	$—	$—	$—	$—	$5,147,131

GMO Short-Duration Collateral Fund	97,283,265	7,700,000	3,900,000	—	—	101,863,420

GMO Special Purpose Holding Fund	710,951	—	—	—	—	457,007	*

GMO World Opportunity Overlay Fund	34,194,946	50,000	—	—	—	34,163,645

Totals	$137,183,186	$7,750,000	$3,900,000	$—	$—	$141,631,203

*  After effect of return of capital distribution of $252,695 on April 5, 2005.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

5

GMO Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.2%

	Automotive — 1.4%	6,084,623
124,100	Harley-Davidson, Inc. (a)	159,480
2,000	Oshkosh Truck Corp.	2,851,225
40,300	Paccar, Inc.	9,095,328

	Construction — 0.7%
16,500	Fluor Corp.	947,925
13,600	Jacobs Engineering Group, Inc. *	715,088
16,600	Regency Centers Corp. REIT	927,110
23,900	St. Joe Co.	1,884,993
3,100	Toll Brothers, Inc. *	287,029
		4,762,145

	Consumer Goods — 7.9%
475,284	Altria Group, Inc.	31,910,568
12,600	Bebe Stores, Inc. (a)	485,226
41,100	Black & Decker Corp.	3,588,852
72,000	Coach, Inc. *	2,090,880
16,000	Columbia Sportswear Co. * (a)	721,920
5,900	Fortune Brands, Inc.	510,350
50,800	Gillette Co. (The)	2,679,192
22,900	Harman International Industries, Inc.	1,897,494
46,600	Maytag Corp.	679,894
25,800	Mohawk Industries, Inc. * (a)	2,152,236
25,100	Nike, Inc.-Class B	2,063,220
9,400	Polaris Industries, Inc.	493,218
16,700	Procter & Gamble Co.	921,005
16,200	Tempur-Pedic International, Inc. *	377,946
		50,572,001

	Financial — 5.7%
71,900	Aflac, Inc.	2,987,445
22,600	AMBAC Financial Group, Inc.	1,630,590
31,400	American International Group, Inc.	1,744,270
5,900	AMERIGROUP Corp. *	231,516
11,300	Brown & Brown, Inc.	503,528
5,100	Chicago Mercantile Exchange	1,102,569
19,600	Eaton Vance Corp.	477,456
275,895	Fannie Mae	16,344,020
6,200	First Marblehead Corp. (The) *	276,830
32,500	Franklin Resources, Inc.	2,344,550
37,500	Marsh & McLennan Cos., Inc.	1,089,000
292,500	MBNA Corp.	6,168,825
20,300	Radian Group, Inc.	931,364
16,700	Ryder System, Inc.	613,558
		36,445,521

	Food & Beverage — 0.2%
15,500	Hershey Co. (The) (a)	995,255

See accompanying notes to the Schedule of Investments.

1

GMO Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Health Care — 23.1%
59,200	Abbott Laboratories	2,855,808
83,900	Aetna, Inc.	6,545,039
42,200	AmerisourceBergen Corp.	2,724,854
30,200	Bard (C.R.), Inc.	2,061,150
11,700	Barr Pharmaceuticals, Inc. * (a)	594,594
12,400	Bausch & Lomb, Inc.	968,316
21,200	Becton, Dickinson & Co.	1,217,940
50,300	Cardinal Health, Inc.	2,913,879
13,400	Caremark Rx Inc *	598,444
9,600	Charles River Laboratories International, Inc. *	461,664
13,100	Covance, Inc. *	571,946
21,598	Coventry Health Care, Inc. *	1,503,653
30,300	Express Scripts, Inc. *	2,799,417
26,100	Genentech, Inc. *	2,068,425
29,100	Guidant Corp.	2,150,199
14,900	Hospira, Inc. *	567,392
614,964	Johnson & Johnson	41,264,084
8,700	Kinetic Concepts, Inc. *	558,975
76,000	Lincare Holdings, Inc. *	3,340,960
54,300	McKesson Corp.	2,186,661
465,100	Merck & Co., Inc.	15,087,844
769,076	Pfizer, Inc.	21,457,220
26,800	Pharmaceutical Product Development, Inc. *	1,296,584
24,300	Renal Care Group, Inc. *	1,123,632
19,800	Stryker Corp.	963,270
512,300	UnitedHealth Group, Inc.	24,887,534
5,100	Universal Health Services, Inc.-Class B	297,993
13,300	WellPoint, Inc. *	1,768,900
34,700	Zimmer Holdings, Inc. *	2,657,326
		147,493,703

	Machinery — 2.1%
32,900	Baker Hughes, Inc.	1,519,651
28,100	BJ Services Co.	1,414,835
20,800	Cal Dive International, Inc. *	944,320
18,000	Caterpillar, Inc.	1,693,980
11,400	Engineered Support Systems, Inc.	444,600
39,100	FMC Technologies, Inc. *	1,233,605
9,000	Graco, Inc.	314,010
26,500	Grant Prideco Inc *	636,530
25,100	Halliburton Co.	1,072,774
8,100	Joy Global, Inc.	304,074
12,900	MSC Industrial Direct Co.-Class A	401,577
47,400	National-Oilwell Varco, Inc. *	2,133,000
23,400	Smith International, Inc.	1,374,984
		13,487,940

	Manufacturing — 1.0%
47,300	American Standard Cos., Inc.	2,024,440
38,900	Crown Holdings, Inc. *	579,221
25,100	Danaher Corp.	1,383,763
5,400	Mine Safety Appliances Co.	247,374
9,300	Precision Castparts Corp.	722,889
12,100	United Technologies Corp.	1,291,070
		6,248,757

	Oil & Gas — 6.8%
78,500	Burlington Resources, Inc.	3,978,380
102,600	EOG Resources, Inc.	5,118,714
546,600	Exxon Mobil Corp.	30,718,920

See accompanying notes to the Schedule of Investments.

2

GMO Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

5,600	Murphy Oil Corp. (a)	547,400
49,200	Patterson-UTI Energy, Inc.	1,303,308
50,300	Pride International, Inc. *	1,134,265
14,433	XTO Energy, Inc.	449,155
		43,250,142

	Primary Process Industry — 2.9%
235,100	Dow Chemical Co. (The)	10,647,679
43,200	Ecolab, Inc.	1,396,656
19,700	Georgia Gulf Corp.	626,066
81,600	Nucor Corp. (a)	4,321,536
29,500	Sherwin-Williams Co. (The)	1,311,275
29,800	Worthington Industries, Inc.	499,448
		18,802,660

	Retail Stores — 15.3%
6,900	7-Eleven, Inc. *	205,965
21,500	Abercrombie & Fitch Co.-Class A	1,232,595
13,400	Aeropostale, Inc. *	365,150
158,200	American Eagle Outfitters, Inc.	4,477,060
11,900	Autozone, Inc. *	1,077,188
129,300	Bed Bath & Beyond, Inc. *	5,256,045
59,200	Blockbuster, Inc.-Class A	540,496
21,500	Chico’s FAS, Inc. * (a)	735,515
88,000	Dollar General Corp.	1,725,680
79,700	Dollar Tree Stores, Inc. *	1,976,560
24,400	Family Dollar Stores, Inc.	626,348
811,300	Home Depot, Inc.	31,924,655
236,934	Lowe’s Cos., Inc.	13,554,994
41,000	Michaels Stores, Inc.	1,726,510
21,100	Nordstrom, Inc.	1,287,944
8,600	O’Reilly Automotive, Inc. *	477,730
26,400	Pier 1 Imports, Inc.	443,256
59,000	Rent-A-Center, Inc. *	1,395,940
84,600	Staples, Inc.	1,821,438
147,500	Target Corp.	7,920,750
141,360	TJX Cos., Inc.	3,241,385
59,900	Urban Outfitters, Inc. *	3,195,066
178,400	Walgreen Co.	8,088,656
90,700	Wal-Mart Stores, Inc.	4,283,761
		97,580,687

	Services — 4.6%
6,400	Apollo Group, Inc.-Class A *	502,400
48,500	Applebee’s International, Inc.	1,322,595
32,000	Brinker International, Inc. *	1,203,840
15,700	Copart, Inc. *	389,203
21,000	Darden Restaurants, Inc.	682,080
10,100	Factset Research Systems, Inc.	323,301
8,200	Getty Images, Inc. * (a)	613,688
13,600	ITT Educational Services, Inc. * (a)	617,304
71,100	Marriott International, Inc.-Class A	4,802,094
19,100	McDonald’s Corp.	590,954
28,800	McGraw Hill Inc	1,257,408
58,000	MGM Mirage *	2,209,220
19,800	Moody’s Corp.	856,746
29,100	Outback Steakhouse, Inc.	1,287,675
18,800	Regis Corp.	710,264
19,200	Robert Half International, Inc.	478,848

See accompanying notes to the Schedule of Investments.

3

GMO Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

5,600	Sonic Corp. *	190,400
143,900	Starbucks Corp. *	7,878,525
27,800	Starwood Hotels & Resorts Worldwide, Inc.	1,555,966
500	Washington Post Co	415,000
28,000	Yum! Brands, Inc.	1,436,120
		29,323,631

	Technology — 22.3%
273,800	Adobe Systems, Inc.	9,051,828
21,500	Affiliated Computer Services, Inc.-Class A *	1,112,195
12,700	Alliance Data Systems Corp. *	479,044
23,100	Amphenol Corp.-Class A	979,209
110,100	Apple Computer, Inc. *	4,372,071
179,304	Autodesk, Inc.	7,096,852
83,300	Boeing Co. (The)	5,322,870
44,400	Cisco Systems, Inc. *	860,472
10,200	Cognizant Technology Solutions Corp. *	489,600
53,000	Cree, Inc. * (a)	1,592,120
852,900	Dell, Inc. *	34,022,181
9,900	Emerson Electric Co.	658,053
201,400	First Data Corp.	7,618,962
41,900	Fiserv, Inc. *	1,801,700
4,400	General Dynamics Corp.	475,112
4,400	Global Payments, Inc.	304,920
8,500	Google, Inc.-Class A * (a)	2,366,400
44,200	Harris Corp.	1,270,308
277,508	Intel Corp.	7,473,291
84,000	International Business Machines Corp.	6,346,200
18,000	Lexmark International, Inc. *	1,231,920
163,500	Lockheed Martin Corp.	10,609,515
128,900	Microsoft Corp.	3,325,620
40,300	NCR Corp. *	1,476,189
160,300	Network Appliance, Inc. *	4,610,228
372,000	Oracle Corp. *	4,769,040
2,200	ProcureNet, Inc. * (b)	0
18,400	QLogic Corp. *	589,168
242,300	Qualcomm, Inc.	9,028,098
73,900	Rockwell Automation, Inc.	3,796,243
30,600	Rockwell Collins	1,511,334
103,100	Symantec Corp. *	2,331,091
17,400	Total System Services, Inc. (a)	423,690
17,900	United Defense Industries, Inc.	1,333,729
18,400	VeriSign, Inc. *	595,240
26,100	W.W. Grainger, Inc.	1,419,579
58,900	Western Digital Corp. *	884,089
35,200	Yahoo!, Inc. *	1,309,440
		142,937,601

	Transportation — 1.7%
24,300	C.H. Robinson Worldwide, Inc.	1,389,231
25,500	CNF, Inc.	1,136,025
68,800	Expeditors International of Washington, Inc.	3,507,424
20,900	FedEx Corp.	1,868,878
83,000	JB Hunt Transport Services, Inc. (a)	1,666,640
38,100	Landstar System, Inc. *	1,285,494
		10,853,692

See accompanying notes to the Schedule of Investments.

4

GMO Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Utility — 1.5%
13,100	Equitable Resources, Inc.	832,636
32,500	Exelon Corp.	1,522,625
19,100	Kinder Morgan, Inc.	1,484,261
28,600	Nextel Partners Inc. * (a)	679,250
10,300	TXU Corp.	826,884
116,500	Verizon Communications, Inc.	4,121,769
		9,467,425

	TOTAL COMMON STOCKS (COST $581,787,077)	621,316,488

	MUTUAL FUNDS — 1.2%

5,464,902	American Beacon Money Market Select Fund (c)	5,464,902
2,507,524	Dreyfus Cash Management Plus, Inc. Fund (c)	2,507,524
	TOTAL MUTUAL FUNDS (COST $7,972,426)	7,972,426

	RIGHTS AND WARRANTS — 0.0%

	Utility — 0.0%
3,193	Lucent Technologies, Inc. Warrants, Expires 12/10/2007 *	2,235

	TOTAL RIGHTS AND WARRANTS (COST $0)	2,235

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.8%

	Cash Equivalent — 2.0%
12,914,612	Harris Trust & Savings Bank Eurodollar Time Deposit, 3.02%, due 06/06/05 (c)	12,914,612

	U.S. Government — 0.3%
1,700,000	U.S. Treasury Bill, 3.06%, due 9/22/05 (d) (e)	1,684,391

	Repurchase Agreement — 2.5%
16,125,789	Citigroup Global Markets Repurchase Agreement, dated 5/31/05, due 6/01/05, with a maturity value of $16,126,542, and an effective yield of 1.68%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 8/15/19, and a market value, including accrued interest of $16,448,306.	16,125,789

	TOTAL SHORT-TERM INVESTMENTS (COST $30,724,179)	30,724,792

	TOTAL INVESTMENTS — 103.2%
	(Cost $620,483,682)	660,015,941

	Other Assets and Liabilities (net) — (3.2%)	(20,558,472)

	TOTAL NET ASSETS — 100.0%	$639,457,469

See accompanying notes to the Schedule of Investments.

5

GMO Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities having a market value of $20,236,273 collateralized by cash in the amount of $20,887,038 which was invested in money market mutual funds and short-term cash equivalents.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c)	All or a portion of this security represents investment of security lending collateral.
(d)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(e)	Rate shown represents yield-to-maturity.

6

GMO Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$627,264,652	$50,206,230	$(17,454,941)	$32,751,289

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation

Buys
35	S&P 500	June 2005	$10,432,625	$238,555

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

7

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Par Value	Description	Value ($)

	DEBT OBLIGATIONS — 101.5%

	United States — 101.5%

	Corporate Debt — 3.5%
13,850,000	JP Morgan & Co. Series MTNA, Variable Rate, CPI + 4.00%, 5.34%, due 02/15/12	14,888,750

	U.S. Government — 98.0%
16,812,522	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (a)	18,504,282
29,870,758	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28 (a)	40,232,166
16,281,229	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	22,959,078
32,323,375	U.S. Treasury Inflation Indexed Note, 3.38%, due 01/15/07 (a)	33,636,512
16,866,420	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a) (c)	17,991,727
11,194,420	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a)	12,277,131
24,695,545	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a)	28,029,444
19,986,300	U.S. Treasury Inflation Indexed Note, 3.50%, due 01/15/11 (a)	22,340,936
211,842,994	U.S. Treasury Inflation Indexed Note, 2.00%, due 01/15/14 (a) (b)	219,290,610
		415,261,886
	Total United States	430,150,636

	TOTAL DEBT OBLIGATIONS (COST $428,346,330)	430,150,636

Shares	Description	Value ($)

	MUTUAL FUNDS — 17.8%

2,636,137	GMO Short-Duration Collateral Fund * (d)	67,300,580
28,918	GMO Special Purpose Holding Fund * (d)	288,315
7,939,970	Merrimac Cash Series, Premium Class	7,939,970

	TOTAL MUTUAL FUNDS (COST $74,559,042)	75,528,865

	TOTAL INVESTMENTS — 119.3%
	(Cost $502,905,372)	505,679,501

	Other Assets and Liabilities (net) — (19.3%)	(81,794,419)

	TOTAL NET ASSETS — 100.0%	$423,885,082

	Notes to Schedule of Investments:

CPI - Consumer Price Index
Variable rates - The rates shown on variable rate notes are the current interest rates at May 31, 2005, which are subject to change based on the terms of the security.
*	Non-income producing security.
(a)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.
(b)	All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements.
(c)	All or a portion of this security has been segregated to cover open margin requirements on open swap contracts.
(d)	Affiliated issuer.

1

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$503,209,331	$3,265,107	$(794,937)	$2,470,170

Investments in affiliated issuers

The Fund makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the securities of these issuers during the three months ended May 31, 2005, is set forth below:

Affiliate	Value, beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain Distributions	Value, end of period

GMO Short-Duration Collateral Fund	$107,322,039	$2,000,000	$42,800,000	$—	$—	$67,300,580

GMO Special Purpose Holding Fund	448,522	—	—	—	—	288,315	*
Totals	$107,770,561	$2,000,000	$42,800,000	$—	$—	$67,588,895

* After effect of the return of capital adjustment of $159,419 on April 5, 2005.

2

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)

29,000,000	USD	3/3/2015	JP Morgan	Receive	4.79%	3 month LIBOR	$871,934

15,000,000	USD	3/3/2035	JP Morgan	(Pay)	5.17%	3 month LIBOR	(993,386)

							$(121,452)

Reverse repurchase agreement

Face Value	Description	Market Value
$79,618,355	Barclays Bank, 2.65%, dated 4/22/05, to be repurchased on demand by Barclays Bank, at face value, plus accrued interest.	$79,852,787

Average balance outstanding	$131,181,487
Average interest rate	2.67%
Maximum balance outstanding	$174,978,515
Average shares outstanding	54,769,977
Average balance per share outstanding	$2.40

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

3

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 5.0%

		Australia — 0.2%

		Asset-Backed Securities
USD	1,049,774	Medallion Trust Series 03-1G Class A, Variable Rate, 3 mo. LIBOR + .19%, 3.24%, due 12/21/33	1,052,818

		Canada — 1.6%

		Foreign Government Obligations
CAD	2,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	1,765,456
CAD	2,000,000	Province of British Columbia, 7.88%, due 11/30/23	2,180,529
GBP	1,500,000	Province of Quebec, 8.63%, due 11/04/11	3,272,415
		Total Canada	7,218,400

		Supra National — 0.1%

		Foreign Government Obligations
CAD	700,000	European Investment Bank, 8.50%, due 08/30/05	565,209

		United Kingdom — 1.4%

		Asset-Backed Securities
GBP	1,493,552	RMAC Series 03-NS1X Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 5.44%, due 06/12/35	2,717,326
GBP	2,000,000	RMAC Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 5.39%, due 09/12/35	3,648,737
		Total United Kingdom	6,366,063

		United States — 1.7%

		U.S. Government
USD	7,177,200	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a) (b)	7,656,054

		TOTAL DEBT OBLIGATIONS (COST $20,371,562)	22,858,544

Principal Amount		Description	Value ($)

		CALL OPTIONS PURCHASED — 0.8%

		Currency Options — 0.8%
AUD	35,200,000	AUD Call/JPY Put, Expires 9/28/05, Strike 80.88	440,156
AUD	51,200,000	AUD Call/JPY Put, Expires 9/14/05, Strike 80.78	661,157
CHF	56,200,000	CHF Call/USD Put, Expires 6/16/05, Strike 1.15	—
EUR	36,400,000	EUR Call/USD Put, Expires 7/15/05, Strike 1.25	448,099
GBP	32,000,000	GBP Call/JPY Put, Expires 06/09/05, Strike 200.25	25,387
GBP	26,000,000	GBP Call/JPY Put, Expires 10/28/05, Strike 185.00	2,215,432
			3,790,231

		TOTAL CALL OPTIONS PURCHASED (COST $6,738,086)	3,790,231

See accompanying notes to the Schedule of Investments.

1

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 96.5%
1,239,382	GMO Emerging Country Debt Fund, Class III (c)	14,166,136
13,052,046	GMO Short-Duration Collateral Fund (c)	333,218,731
37,466	GMO Special Purpose Holding Fund * (c)	373,535
3,734,945	GMO World Opportunity Overlay Fund * (c)	93,821,830
1,253,894	Merrimac Cash Series, Premium Class	1,253,894

	TOTAL MUTUAL FUNDS (COST $437,793,390)	442,834,126

	TOTAL INVESTMENTS — 102.3%
	(Cost $464,903,038)	469,482,901

	Other Assets and Liabilities (net) — (2.3%)	(10,475,780)

	TOTAL NET ASSETS — 100.0%	$459,007,121

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
Variable rates - The rates shown on variable rate notes are the current interest rates at May 31, 2005, which are subject to change based on the terms of the security.
*	Non-income producing security.
(a)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts.
(c)	Affiliated issuer.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
USD - United States Dollar

2

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Uuaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation

$466,344,967	$6,085,789	$(2,947,855)	$3,137,934

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Futures Contracts

				Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Buys

202	Australian Government Bond 10 Yr.	June 2005	$16,248,500	$529,426
407	Australian Government Bond 3 Yr.	June 2005	31,467,100	377,564
635	Canadian Government Bond 10 Yr.	September 2005	58,233,628	681,219
324	Euro BOBL	June 2005	45,734,671	924,736
556	Euro Bund	June 2005	83,682,765	2,660,045
4	Japanese Government Bond 10 Yr. (LIF)	June 2005	5,187,635	717
42	Japanese Government Bond 10 Yr. (TSE)	June 2005	54,446,953	573,327
17	U.S. Long Bond	September 2005	1,996,438	20,672
8	U.S. Treasury Note 10 Yr.	September 2005	906,125	6,242
30	UK Gilt Long Bond	September 2005	6,164,875	29,558
				$5,803,506

Sales

1	Swiss Federal Bond	June 2005	$107,894	$(3,988)
239	U.S. Treasury Note 5 Yr. (CBT)	September 2005	25,994,984	(75,929)
				$(79,917)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

3

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Uuaudited)

Forward currency contracts

				Net Unrealized
Settlement				Appreciation
Date	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys

6/07/05	CAD	13,000,000	$10,366,694	$(300,957)
6/02/05	CHF	46,622	37,448	(354)
6/28/05	CHF	46,600,000	37,494,020	(1,430,524)
7/12/05	EUR	181,500,000	224,366,214	(9,466,110)
6/21/05	GBP	14,200,000	25,857,889	(886,159)
8/02/05	JPY	18,700,000,000	174,452,504	(3,931,546)
7/26/05	NZD	30,800,000	21,634,687	(844,693)

				$(16,860,343)

Sales

8/16/05	AUD	44,400,000	$33,487,182	$136,400
6/07/05	CAD	28,100,000	22,408,007	12,374
6/02/05	CHF	46,622	37,448	354
6/28/05	CHF	58,900,000	47,390,510	2,729,899
7/12/05	EUR	9,900,000	12,238,157	557,878
6/21/05	GBP	3,700,000	6,737,619	31,622
8/02/05	JPY	1,110,000,000	10,355,202	67,688

				$3,536,215

Forward cross currency contracts

Settlement					Net Unrealized Appreciation
Date	Deliver/Units of Currency		Receive/In Exchange For		(Depreciation)

7/19/05	EUR	6,600,000	CHF	10,162,872	28,328
6/14/05	EUR	49,500,000	SEK	453,981,444	192,637
8/09/05	EUR	17,500,000	NOK	141,967,000	548,782

					$769,747

4

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Uuaudited)

Swap Agreements

Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
9,600,000	CHF	12/9/2011	Deutsche Bank AG	(Pay)	2.13%	6 month CHF LIBOR	$(110,881)
35,000,000	CHF	1/10/2012	Deutsche Bank AG	(Pay)	2.24%	6 month CHF LIBOR	(572,013)
2,200,000	CHF	2/26/2014	Deutsche Bank AG	(Pay)	2.77%	6 month CHF LIBOR	(87,082)
7,400,000	CHF	11/11/2014	Deutsche Bank AG	(Pay)	2.68%	6 month CHF LIBOR	(225,929)
10,600,000	CHF	12/2/2014	JP Morgan	(Pay)	2.54%	6 month CHF LIBOR	(222,299)
10,000,000	CHF	12/16/2014	Citigroup	(Pay)	2.48%	6 month CHF LIBOR	(165,337)
11,400,000	CHF	2/16/2015	Deutsche Bank AG	(Pay)	2.31%	6 month CHF LIBOR	(43,382)
2,300,00	SEK	3/29/2015	Deutsche Bank AG	Receive	4.03%	3 month SEK STIBOR	14,272
5,000,000	CHF	4/19/2015	JP Morgan	(Pay)	2.38%	6 month CHF LIBOR	(39,400)
5,000,000	EUR	3/21/2030	UBS Warburg	Receive	5.90%	3 month Floating Rate EUR LIBOR	1,933,702
							$481,651

Total Return Swaps

						Net Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	(Pay)	Receive	(Depreciation)
33,000,000	USD	7/21/2005	JP Morgan	1 month LIBOR – 0.01%	Return on JP Morgan Non-U.S. Hedged Traded Total Return Government Bond Index	$87,034
112,000,000	USD	7/21/2006	JP Morgan	1 month LIBOR – 0.01%	Return on JP Morgan Non-U.S. Hedged Traded Total Return Government Bond Index	295,388
						$382,422

Investments in affiliated issuers

The Fund makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the securities of these issuers during the three months ended May 31, 2005, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Capital Gain Distributions	Value, end of period
GMO Emerging Country Debt Fund, Class III	$13,036,542	$700,000	$—	$—	$—	$14,166,136
GMO Short-Duration Collateral Fund	297,103,689	48,600,000	15,000,000	—	—	333,218,731
GMO Special Purpose Holding Fund	581,096	—	—		—	373,535	*
GMO World Opportunity Overlay Fund	88,260,749	5,775,000	—	—	—	93,821,830
Totals	$398,982,076	$55,075,000	$15,000,000	$—	$—	$441,580,232

* After effect of the return of capital distribution of $206,540 on April 5, 2005.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

5

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
745,633	GMO Emerging Countries Fund, Class III	11,184,488
4,534,834	GMO Emerging Markets Fund, Class VI	81,536,309
7,033,651	GMO International Growth Fund, Class III	183,226,597
6,567,998	GMO International Intrinsic Value Fund, Class IV	183,575,534
283,599	GMO International Small Companies Fund, Class III	4,849,540
	TOTAL MUTUAL FUNDS (COST $389,717,684)	464,372,468

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.0%

	Repurchase Agreement — 0.0%
3,181	Citigroup Global Markets Repurchase Agreement, dated 5/31/05, due 6/01/05, with a maturity value of $3,181 and an effective yield of 1.68%, collateralized by a U.S. Treasury Bond with a rate of 8.125%, maturity date of 8/15/19 and market value, including accrued interest of $3,246.	3,181

	TOTAL SHORT-TERM INVESTMENT (COST $3,181)	3,181

	TOTAL INVESTMENTS — 100.0% (Cost $389,720,865)	464,375,649

	Other Assets and Liabilities (net) — 0.0%	(32,142)

	TOTAL NET ASSETS — 100.0%	$464,343,507

1

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross
Aggregate Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$390,353,572	$74,022,077	$—	$74,022,077

Investments in affiliated issuers

The Fund makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the three months ended May 31, 2005, is set forth below:

	Value,			Realized
	beginning of		Sales	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Distributions	of period
GMO Emerging Countries Fund, Class III	$11,981,142	$—	$46,986	$—	$11,184,488
GMO Emerging Markets Fund, Class VI	88,609,723	—	2,323,616	—	81,536,309
GMO International Growth Fund, Class III	190,312,376	2,270,000	1,101,741	—	183,226,597
GMO International Intrinsic Value Fund, Class IV	187,917,565	4,827,024	811,144	—	183,575,534
GMO International Small Companies Fund, Class III	10,200,522	—	5,024,336	—	4,849,540
Totals	$489,021,328	$7,097,024	$9,307,823	$—	$464,372,468

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

2

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.6%

	Automotive — 3.6%
3,800	American Axle & Manufacturing Holdings, Inc.	78,660
5,800	ArvinMeritor, Inc.	83,520
7,000	Dana Corp.	94,850
83,954	Ford Motor Co.	837,861
40,682	General Motors Corp. (a)	1,282,703
1,700	Genuine Parts Co.	73,032
2,100	Goodyear Tire & Rubber Co. (The) * (a)	30,219
13,300	Harley-Davidson, Inc.	652,099
8,200	Johnson Controls, Inc.	464,612
6,600	Lear Corp.	248,820
1,200	Paccar, Inc.	84,900
		3,931,276

	Construction — 4.2%
12,500	Annaly Mortgage Management, Inc. REIT (a)	235,625
1,700	AvalonBay Communities, Inc. REIT	127,279
5,700	Beazer Homes USA, Inc.	304,722
3,700	Centex Corp.	242,276
13,933	D.R. Horton, Inc.	481,664
1,300	iStar Financial Inc. REIT	54,470
7,000	KB Home (a)	472,780
4,800	Lafarge North America, Inc.	289,776
4,500	Lennar Corp.-Class A	261,045
3,400	Masco Corp.	108,868
3,731	MDC Holdings, Inc.	269,416
1,500	Plum Creek Timber Co., Inc.	52,575
2,000	Prologis Trust REIT	81,680
600	Public Storage, Inc. REIT	36,078
5,600	Pulte Homes, Inc. (a)	428,120
1,400	Regency Centers Corp. REIT	78,190
6,600	Ryland Group, Inc.	452,100
2,500	Standard-Pacific Corp.	200,300
5,000	Toll Brothers, Inc. *	462,950
		4,639,914

	Consumer Goods — 7.5%
67,600	Altria Group, Inc.	4,538,664
1,000	Brunswick Corp.	43,040
1,500	Columbia Sportswear Co. * (a)	67,680
39,100	Eastman Kodak Co.	1,027,548
15,700	Jones Apparel Group, Inc.	500,987
10,900	Liz Claiborne, Inc.	409,295
12,800	Maytag Corp.	186,752
8,500	Mohawk Industries, Inc. * (a)	709,070
800	Reynolds American, Inc.	66,328
3,100	VF Corp.	174,933
7,900	Whirlpool Corp.	543,520
		8,267,817

	Financial — 23.3%
11,400	Aflac, Inc.	473,670
200	Allmerica Financial Corp. *	6,984
7,100	Allstate Corp. (The)	413,220

See accompanying notes to the Schedule of Investments.

1

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

10,900	AMBAC Financial Group, Inc.	786,435
4,100	American Financial Group, Inc.	132,922
4,000	American International Group, Inc.	222,200
3,700	AmeriCredit Corp. *	92,019
4,900	AmerUs Group Co.	233,191
4,600	AmSouth Bancorp	122,636
5,500	AON Corp.	137,115
2,000	Associated Banc Corp.	66,840
7,200	Astoria Financial Corp.	198,288
39,272	Bank of America Corp.	1,819,079
17,300	BB&T Corp.	690,962
3,680	Bear Stearns Cos. (The), Inc.	364,467
21,600	Citigroup, Inc.	1,017,576
5,900	Colonial BancGroup (The), Inc.	131,511
12,100	Comerica, Inc.	676,148
700	Commerce Group, Inc.	41,720
2,100	Compass Bankshares, Inc.	93,597
1,100	Cullen/Frost Bankers, Inc.	49,071
2,000	Downey Financial Corp.	150,040
800	Erie Indemnity Co.-Class A	41,440
30,000	Fannie Mae	1,777,200
17,037	Fidelity National Financial, Inc.	613,162
13,200	First American Corp.	510,840
7,600	First Horizon National Corp.	320,948
7,900	Flagstar Bancorp, Inc.	156,104
1,800	Franklin Resources, Inc.	129,852
11,300	Freddie Mac	734,952
400	GATX Corp.	13,348
1,200	Goldman Sachs Group, Inc.	117,000
2,700	Greater Bay Bancorp	67,851
3,700	Hartford Financial Services Group, Inc.	276,723
500	Hibernia Corp.-Class A	16,075
4,200	Jefferson Pilot Corp.	211,680
28,780	JPMorgan Chase & Co.	1,028,885
9,600	KeyCorp	314,496
7,500	Lincoln National Corp.	341,475
13,000	Loews Corp.	978,900
81,400	MBNA Corp.	1,716,726
2,500	Metlife, Inc.	111,500
8,600	MGIC Investment Corp.	527,524
32,072	National City Corp.	1,108,408
4,200	Nationwide Financial Services, Inc.-Class A	160,356
14,700	Old Republic International Corp.	365,442
5,550	People’s Bank	157,120
6,700	PMI Group (The), Inc.	253,260
3,900	PNC Financial Services Group, Inc.	213,135
2,500	Protective Life Corp.	100,475
17,000	Providian Financial Corp. *	302,940
8,400	Radian Group, Inc.	385,392
5,701	Regions Financial Corp.	192,010
2,900	Ryder System, Inc.	106,546
500	Student Loan Corp.	107,315
2,500	Suntrust Banks, Inc.	184,025
13,500	Torchmark Corp.	712,125
1,300	Trustmark Corp.	37,141
3,000	U.S. Bancorp	87,990
46,500	UnumProvident Corp. (a)	853,740
2,900	Wachovia Corp.	147,175
2,750	Washington Federal, Inc.	62,755
53,900	Washington Mutual, Inc.	2,226,070
2,300	Webster Financial Corp.	107,870
1,800	Whitney Holding Corp.	57,078
		25,854,740

See accompanying notes to the Schedule of Investments.

2

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Food & Beverage — 0.9%
3,400	Corn Products International, Inc.	75,106
19,700	Sara Lee Corp.	399,713
25,124	Tyson Foods, Inc.-Class A	463,789
700	WM Wrigley Jr. Co.	47,789
		986,397
	Health Care — 10.4%
5,800	Aetna, Inc.	452,458
10,500	AmerisourceBergen Corp.	677,985
16,200	Bristol-Myers Squibb Co.	410,832
15,500	Cigna Corp.	1,507,375
2,500	Express Scripts, Inc. *	230,975
9,800	Health Net, Inc. *	335,454
6,500	King Pharmaceuticals, Inc. *	61,490
4,700	Lincare Holdings, Inc. *	206,612
12,400	McKesson Corp.	499,348
64,600	Merck & Co., Inc.	2,095,624
94,600	Pfizer, Inc.	2,639,340
28,000	Tenet Healthcare Corp. *	339,360
43,600	UnitedHealth Group, Inc.	2,118,088
		11,574,941

	Machinery — 0.3%
1,500	Caterpillar, Inc.	141,165
3,600	National-Oilwell Varco, Inc. *	162,000
		303,165

	Manufacturing — 2.2%
2,100	Bemis Co., Inc.	57,036
39,900	General Electric Co.	1,455,552
10,600	Owens-IIlinois, Inc. *	272,526
1,000	Pentair, Inc.	44,510
2,500	Sonoco Products Co.	66,575
6,600	SPX Corp.	293,106
3,400	Textron, Inc.	262,786
		2,452,091

	Oil & Gas — 9.6%
4,200	Amerada Hess Corp.	389,970
4,200	Anadarko Petroleum Corp.	317,940
1,700	Apache Corp.	99,892
9,000	Burlington Resources, Inc.	456,120
20,800	Chevron Corp.	1,118,624
809	ConocoPhillips	87,243
4,200	EOG Resources, Inc.	209,538
99,100	Exxon Mobil Corp.	5,569,420
3,200	Marathon Oil Corp.	155,168
600	Murphy Oil Corp. (a)	58,650
8,700	Occidental Petroleum Corp.	636,057
2,500	Pride International, Inc. *	56,375
1,100	Sunoco, Inc.	112,827
2,200	Tesoro Corp.	95,920
2,600	Unocal Corp.	148,174
17,000	Valero Energy Corp.	1,166,540
		10,678,458

See accompanying notes to the Schedule of Investments.

3

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Primary Process Industry — 1.0%
1,400	Air Products and Chemicals, Inc.	84,322
900	Cytec Industries, Inc.	37,494
11,800	Dow Chemical Co. (The)	534,422
200	Lubrizol Corp.	7,874
3,800	Nucor Corp. (a)	201,248
1,200	PPG Industries, Inc.	78,468
3,500	Praxair, Inc.	164,045
2,500	Worthington Industries, Inc.	41,900
		1,149,773

	Retail Stores — 9.7%
28,600	Albertson’s, Inc. (a)	600,314
22,200	Bed Bath & Beyond, Inc. *	902,430
1,400	BJ’s Wholesale Club, Inc. *	42,210
4,500	Blockbuster, Inc.-Class A	41,085
4,700	Costco Wholesale Corp.	213,474
3,600	Dollar General Corp.	70,596
7,500	Dollar Tree Stores, Inc. *	186,000
1,900	Family Dollar Stores, Inc.	48,773
93,600	Home Depot, Inc.	3,683,160
17,400	Kroger Co. *	291,798
27,700	Lowe’s Cos., Inc.	1,584,717
7,800	Rent-A-Center, Inc. *	184,548
200	Ross Stores, Inc.	5,636
39,300	Safeway, Inc. *	864,993
11,200	Supervalu, Inc.	366,912
8,700	Target Corp.	467,190
21,100	TJX Cos., Inc.	483,823
9,100	Walgreen Co.	412,594
5,800	Wal-Mart Stores, Inc.	273,934
		10,724,187

	Services — 1.8%
9,350	Applebee’s International, Inc.	254,974
9,400	Brinker International, Inc. *	353,628
3,900	Brink’s Co. (The)	121,719
4,100	Caesars Entertainment, Inc. * (a)	88,355
1,400	Darden Restaurants, Inc.	45,472
1,300	Marriott International, Inc.-Class A	87,802
6,000	McDonald’s Corp.	185,640
2,100	Omnicom Group	171,969
7,700	Outback Steakhouse, Inc.	340,725
2,000	Regis Corp.	75,560
7,500	Sabre Holdings Corp.	150,525
2,500	Starwood Hotels & Resorts Worldwide, Inc.	139,925
		2,016,294

	Technology — 7.1%
2,700	Affiliated Computer Services, Inc.-Class A *	139,671
400	Arrow Electronics, Inc. *	11,180
3,200	Boeing Co. (The)	204,480
79,200	Dell, Inc. *	3,159,288
20,600	Electronic Data Systems Corp.	405,820
29,400	First Data Corp.	1,112,202
2,300	Goodrich Corp.	96,278

See accompanying notes to the Schedule of Investments.

4

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

3,600	Harris Corp.	103,464
9,087	Hewlett-Packard Co.	204,548
10,000	Ikon Office Solutions, Inc.	96,900
12,000	Ingram Micro, Inc.-Class A *	189,720
5,600	Lexmark International, Inc. *	383,264
9,600	Lockheed Martin Corp.	622,944
600	NCR Corp. *	21,978
28,400	Oracle Corp. *	364,088
5,000	Raytheon Co.	195,800
3,300	Rockwell Automation, Inc.	169,521
6,000	Tech Data Corp. *	215,400
2,400	W.W. Grainger, Inc.	130,536
		7,827,082

	Transportation — 0.6%
8,200	Burlington Northern Santa Fe Corp.	405,244
3,400	CNF, Inc.	151,470
2,700	Norfolk Southern Corp.	86,184
		642,898

	Utility — 14.4%
7,200	AES Corp. (The) *	107,208
1,400	Allegheny Energy, Inc. *	33,852
2,300	Alliant Energy Corp.	63,480
4,300	Alltel Corp.	250,131
200	Ameren Corp.	10,916
22,200	American Electric Power Co., Inc.	792,318
76,491	AT&T Corp.	1,437,266
68,300	BellSouth Corp.	1,827,708
11,600	Centerpoint Energy, Inc.	142,216
8,200	CMS Energy Corp. *	108,486
3,400	Consolidated Edison, Inc.	154,734
6,700	DTE Energy Co.	318,518
22,400	Duke Energy Corp. (a)	615,552
2,300	Duquesne Light Holdings, Inc.	43,769
8,300	Edison International	305,025
51,100	El Paso Corp.	528,374
3,000	Entergy Corp.	215,490
1,000	Equitable Resources, Inc.	63,560
7,700	Exelon Corp.	360,745
4,600	FirstEnergy Corp.	203,780
4,400	FPL Group, Inc.	178,860
1,700	Great Plains Energy, Inc.	53,550
900	Kinder Morgan, Inc.	69,939
4,200	NiSource, Inc.	101,220
15,300	PG&E Corp. (a)	547,281
400	Pinnacle West Capital Corp.	17,648
2,200	PPL Corp.	126,522
7,700	Progress Energy, Inc.	340,571
4,600	Public Service Enterprise Group, Inc.	255,300
3,300	Puget Energy, Inc.	75,075
122,853	SBC Communications, Inc.	2,872,303
4,400	Sempra Energy	174,548
5,400	Southern Co. (The)	183,330
1,000	Sprint Corp.	23,690
7,500	TECO Energy, Inc.	132,600
1,100	TXU Corp.	88,308
86,652	Verizon Communications, Inc.	3,065,748
5,000	Xcel Energy, Inc. (a)	92,150
		15,981,771

	TOTAL COMMON STOCKS (COST $99,341,784)	107,030,804

See accompanying notes to the Schedule of Investments.

5

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	MUTUAL FUNDS — 2.2%

1,651,138	American Beacon Money Market Select Fund (b)	1,651,138
757,611	Dreyfus Cash Management Plus, Inc. Fund (b)	757,611
	TOTAL MUTUAL FUNDS (COST $2,408,749)	2,408,749

	RIGHTS AND WARRANTS — 0.0%

	Technology — 0.0%
800	Seagate Technology Inc., Rights (c)	8

	TOTAL RIGHTS AND WARRANTS (COST $0)	8

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 6.8%

	Cash Equivalent — 3.5%
3,901,957	Harris Trust & Savings Bank Eurodollar Time Deposit, 3.02%, due 06/06/05 (b)	3,901,957

	U.S. Government — 0.2%
200,000	U.S. Treasury Bill, 3.06%, due 9/22/05 (d) (e)	198,164

	Repurchase Agreement — 3.1%
3,508,649	Citigroup Global Markets Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $3,508,813, and an effective yield of 1.68%, collateralized by a U.S. Treasury Bond with a rate of 8.125%, maturity date of 8/15/19, and a market value, including accrued interest of $3,578,822.	3,508,649

	TOTAL SHORT-TERM INVESTMENTS (COST $7,608,698)	7,608,770

	TOTAL INVESTMENTS — 105.6%
	(Cost $109,359,231)	117,048,331

	Other Assets and Liabilities (net) — (5.6%)	(6,209,990)

	TOTAL NET ASSETS — 100.0%	$110,838,341

	Notes to Schedule of Investments:

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities having a market value of $6,087,653 collateralized by cash in the amount of $6,310,706 which was invested in money market mutual funds and short-term cash equivalents.

(b)	All or a portion of this security represents investment of security lending collateral.
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(d)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(e)	Rate shown represents yield-to-maturity.

6

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$110,003,182	$11,346,699	$(4,301,550)	$7,045,149

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation

Buys

8	S&P 500	June 2005	$2,384,600	$4,271

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

7

GMO Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	REAL ESTATE INVESTMENTS — 96.4%

	COMMON STOCKS — 1.4%

	Hotels — 1.4%
55,900	Starwood Hotels & Resorts Worldwide, Inc.	3,128,723

	TOTAL COMMON STOCKS (COST $2,489,194)	3,128,723

	REAL ESTATE INVESTMENT TRUSTS — 95.0%

	Apartments — 16.8%
19,200	AMLI Residential Properties Trust	551,808
44,700	Apartment Investment & Management Co., Class A (a)	1,658,370
230,300	Archstone-Smith Trust	8,479,646
15,000	Associated Estates Realty Corp.	129,750
81,700	Avalonbay Communities, Inc.	6,116,879
38,000	BRE Properties, Inc.	1,464,520
33,500	Camden Property Trust	1,728,935
301,300	Equity Residential Properties Trust	10,816,670
24,900	Essex Property Trust, Inc.	1,992,000
16,700	Gables Residential Trust	608,047
15,200	Home Properties of NY, Inc.	626,240
22,100	Investors Real Estate Trust	207,961
9,600	Mid America Apartment Community	388,800
25,100	Post Properties	823,280
14,900	Town & Country Trust (a)	410,495
86,700	United Dominion Realty Trust, Inc.	1,998,435
		38,001,836

	Diversified — 9.1%
124,900	Catellus Development Corp.	3,655,823
40,500	Colonial Properties Trust	1,652,400
64,700	Cousins Properties, Inc.	1,833,598
45,900	Crescent Real Estate Equities	844,101
15,300	Glenborough Realty Trust, Inc.	309,213
16,900	Pennsylvania Real Estate Investment Trust	743,600
134,900	Vornado Realty Trust	10,616,630
29,900	Washington Real Estate Investment Trust	929,890
		20,585,255

	Health Care — 5.0%
111,300	Health Care Property Investors, Inc. (a)	3,026,247
41,000	Health Care, Inc. (a)	1,469,440
32,400	Healthcare Realty Trust, Inc.	1,266,516
3,700	National Health Realty, Inc.	68,820
54,400	Nationwide Health Properties (a)	1,222,368
36,900	Omega Healthcare Investors, Inc.	440,955
75,200	Senior Housing Properties Trust	1,352,848
12,500	Universal Health Realty Income	462,125
69,900	Ventas, Inc.	1,994,946
		11,304,265

	Hotels — 3.1%
12,000	Boykin Lodging Co. *	127,200
21,100	Equity Inns, Inc.	252,989
26,400	Felcor Lodging Trust, Inc. *	367,488
57,800	Hospitality Properties Trust	2,538,576
162,800	Host Marriott Corp.	2,726,900

See accompanying notes to the Schedule of Investments.

1

GMO Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

13,600	Innkeepers USA Trust	183,736
14,500	Lasalle Hotel Properties	448,050
30,400	Meristar Hospitality Corp. *	255,056
13,000	Winston Hotels, Inc.	136,500
		7,036,495

	Industrial — 5.7%
60,700	AMB Property Corp.	2,446,817
26,200	Centerpoint Properties Corp.	1,095,160
12,600	Eastgroup Properties, Inc.	513,072
31,600	First Industrial Realty Trust	1,226,080
186,400	Prologis	7,612,576
		12,893,705

	Manufactured Housing — 0.6%
10,900	American Land Lease, Inc.	235,440
8,500	Equity Lifestyle Properties, Inc.	322,490
15,300	Sun Communities, Inc.	550,800
9,200	United Mobile Homes, Inc.	134,780
		1,243,510

	Office Central Business District — 11.0%
49,300	American Financial Realty Trust	756,755
106,900	Boston Properties, Inc.	7,139,851
374,500	Equity Office Properties Trust	12,167,505
19,000	Maguire Properties, Inc.	496,850
43,000	SL Green Realty Corp.	2,663,850
84,900	Trizec Properties, Inc.	1,656,399
		24,881,210

	Office Suburban — 11.8%
19,900	Alexandria Real Estate Equity, Inc.	1,379,070
44,200	Arden Realty Group, Inc.	1,516,060
7,200	Bedford Property Investors	166,824
55,200	Brandywine Realty Trust	1,554,432
61,300	CarrAmerica Realty Corp.	2,119,141
20,500	Corporate Office Properties	572,565
16,700	CRT Properties, Inc.	383,933
115,500	Duke Realty Investments	3,565,485
24,100	Highwood Properties, Inc.	663,232
248,900	HRPT Properties Trust	2,944,487
20,300	Kilroy Realty Corp.	917,154
92,600	Liberty Property Trust	3,823,454
63,200	Mack-Cali Realty Corp.	2,786,488
21,300	Mission West Properties	202,350
8,700	Parkway Properties, Inc.	419,775
39,300	Prentiss Properties Trust	1,355,850
12,100	PS Business Parks, Inc.	496,584
53,500	Reckson Associates Realty Corp.	1,690,065
		26,556,949

	Outlets — 0.2%
14,700	Tanger Factory Outlet Centers, Inc.	355,887

	Regional Malls — 13.0%
32,400	CBL & Associates Properties, Inc. (a)	2,639,628
167,300	General Growth Properties	6,512,989
34,900	Glimcher Realty Trust (a)	898,675
56,200	Macerich Co.	3,542,286
54,000	Mills Corp.	3,103,920
163,300	Simon Property Group, Inc. (a)	11,221,976
46,300	Taubman Centers, Inc.	1,469,562
		29,389,036

See accompanying notes to the Schedule of Investments.

2

GMO Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Shopping Centers — 11.8%
12,000	Acadia Realty Trust	203,400
77,500	Developers Diversified Realty Corp.	3,534,000
87,600	Equity One, Inc.	1,873,764
32,200	Federal Realty Investment Trust (a)	1,777,440
35,800	Heritage Property Investment Trust	1,163,142
100,300	Kimco Realty Corp.	5,793,328
94,600	New Plan Excel Realty Trust	2,548,524
35,800	Pan Pacific Retail Property, Inc.	2,285,830
17,500	Ramco-Gershenson Properties	485,625
56,400	Regency Centers Corp.	3,149,940
14,100	Saul Centers, Inc. (a)	467,415
21,900	Urstadt Biddle Properties, Inc.	360,474
79,300	Weingarten Realty	3,014,193
		26,657,075

	Storage — 3.6%
98,900	Public Storage, Inc.	5,946,857
35,000	Shurgard Storage Centers, Inc.	1,527,750
15,000	Sovran Self Storage	668,850
		8,143,457

	Triple Net — 3.3%
37,600	Capital Automotive	1,345,328
52,700	Commercial Net Lease Realty	1,022,380
8,700	Correctional Properties Trust	226,200
22,400	Corrections Corporation of America *	808,640
23,000	Entertainment Properties Trust	1,023,500
25,400	Getty Realty Corp.	702,056
34,400	Lexington Corporate Properties Trust	792,232
58,600	Realty Income Corp.	1,442,732
6,900	Trustreet Properties, Inc.	108,675
		7,471,743

	TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $176,417,479)	214,520,423

	TOTAL REAL ESTATE INVESTMENTS (COST $178,906,673)	217,649,146

Shares	Description	Value ($)

	MUTUAL FUNDS — 2.9%

3,863,572	American Beacon Money Market Select Fund (b)	3,863,572
1,772,768	Dreyfus Cash Management Plus, Inc. Fund (b)	1,772,768
8,500	iShares Dow Jones U.S. Real Estate Index Fund	1,045,075
	TOTAL MUTUAL FUNDS (COST $6,683,432)	6,681,415

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 7.5%

	Cash Equivalent — 4.1%

9,130,363	Harris Trust & Savings Bank Eurodollar Time Deposit, 3.02%, due 06/06/05 (b)	9,130,363

See accompanying notes to the Schedule of Investments.

3

GMO Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	Repurchase Agreement — 3.4%

7,732,178	Citigroup Global Markets Repurchase Agreements, dated 5/31/05, due 6/01/05, with a maturity value of $7,732,539 and an effective yield of 1.68%, collateralized by a U.S. Treasury Bond with a rate of 8.125%, maturity date of 8/15/19 and market value, including accrued interest of $7,886,822.	7,732,178

	TOTAL SHORT-TERM INVESTMENTS (COST $16,862,541)	16,862,541

	TOTAL INVESTMENTS — 106.8% (Cost $202,452,646)	241,193,102

	Other Assets and Liabilities (net) — (6.8%)	(15,391,978)

	TOTAL NET ASSETS — 100.0%	$225,801,124

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities having a market value of $14,436,502 collateralized by cash in the amount of $14,766,703 which was invested in money market mutual funds and short-term cash equivalents.

(b)	All or a portion of this security represents investment of security lending collateral.

4

GMO Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross
Aggregate Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$203,529,904	$38,033,442	$(370,244)	$37,663,198

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

5

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 95.9%

	Asset-Backed Securities — 88.6%

	ABS Collateralized Debt Obligations — 0.4%
15,000,000	Paragon CDO, Ltd Series 04-1A Class A, 144A, Variable Rate, 3 mo. LIBOR + .65%, 3.79%, due 10/20/44	14,997,660

	Airlines — 0.7%
23,000,000	Aircraft Finance Trust Series 99-1A Class A1, Variable Rate, 1 mo. LIBOR + .48%, 3.57%, due 05/15/24	15,180,000
12,356,356	Continental Airlines Series 99-1A, 6.55%, due 02/02/19	12,263,684
		27,443,684

	Auto Financing — 7.3%
30,000,000	ARG Funding Corp., Series 2005-2A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + .14%, 3.23%, due 05/20/09	30,000,000
14,378,496	Capital Auto Receivables Asset Trust (GMAC) Series 03-1 Class A3A, 2.75%, due 04/16/07	14,295,370
13,000,000	Chesapeake Funding LLC Series 04-1A Class A2, 144A, Variable Rate, 1 mo. LIBOR + .16%, 3.32%, due 07/07/16	13,009,100
25,000,000	Daimler Chrysler Auto Trust, Series 2005-B, Class A1, 144A, 3.26%, due 05/08/06	25,000,000
30,000,000	Daimler Chrysler Master Owner Trust Series 04-B Class A, Variable Rate, 1 mo. LIBOR + .01%, 3.10%, due 08/17/09	30,009,375
28,000,000	Daimler Chrysler Master Owner Trust, Series 2004-A, Class A, Variable Rate, 1 mo. LIBOR + .25%, 3.13%, due 01/15/09	28,008,750
18,000,000	Ford Credit Auto Owner Trust Series 03-A Class A4A, 2.70%, due 06/15/07	17,867,754
15,000,000	Nissan Auto Receivables Owner Trust Series 04-C Class A4, Variable Rate 1 mo. LIBOR+ .04%, 3.26%, due 03/15/10	15,009,375
33,370,000	Nissan Master Owner Trust Receivables, Series 2003-A, Class A, 3.28%, due 09/15/08	33,390,856
28,000,000	Triad Auto Receivables Owner Trust, Series 2005-A, Class A1, 3.30%, due 06/12/06	27,996,920
16,000,000	Volkswagen Auto Lease Trust Series 04-A Class A4B, Variable Rate 1 mo. LIBOR + .10%, 3.19%, due 08/20/10	16,016,000
20,000,000	Volkswagen Credit Auto Master Trust Series 00-1 Class A, Variable Rate, 1 mo. LIBOR +.16%, 3.25%, due 08/20/07	20,006,000
12,000,000	Wachovia Auto Owner Trust, Series 2005-A, Class A1, 3.34%, due 05/22/06	11,996,250
		282,605,750

	Business Loans — 4.9%
12,889,957	Bayview Commercial Asset Trust Series 04-1 Class A, 144A, Variable Rate, 1 mo. LIBOR + .36%, 3.45%, due 04/25/34	12,893,992
9,714,120	Bayview Commercial Asset Trust Series 04-3 Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 3.46%, due 01/25/35	9,717,156
17,932,831	Capitalsource Commercial Loan Trust Series 04-1A Class A2, 144A, Variable Rate, 1 mo. LIBOR + .33%, 3.42%, due 04/20/13	17,963,496
10,000,000	Capitalsource Commercial Loan Trust Series 04-2A Class A2, Variable Rate, 1 mo. LIBOR + .25%, 3.34%, due 08/20/13	10,021,875
25,184,620	Capitalsource Commercial Loan Trust, Series 2005-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 3.18%, due 03/22/10	25,184,620
19,051,232	COLTS Trust Series 04-1A Class A, 144A, Variable Rate, 3 mo. LIBOR + .34%, 3.35%, due 09/15/14	19,082,476
9,492,533	GE Business Loan Trust Series 04-1 Class A, 144A, Variable Rate, 1 mo. LIBOR + .29%, 3.51%, due 05/15/32	9,540,660
25,000,000	GE Dealer Floorplan Master Note Trust, Series 2005-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 3.13%, due 04/20/10	24,985,000
25,908,816	Lehman Brothers Small Balance Commercial, Series 2005-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .25%, 3.34%, due 10/01/10	25,908,816
13,000,000	Navistar Financial Dealer Note Master Trust Series 05-1 Class A, Variable Rate, 1 mo. LIBOR + .11%, 3.20%, due 02/25/13	13,000,000
20,000,000	Navistar Financial Dealer Note Master Trust Series 98-1 Class A, Variable Rate, 1 mo. LIBOR + .16%, 3.25%, due 07/25/11	20,017,969

See accompanying notes to the Schedule of Investments.

1

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

5,120,752	The Money Store Business Loan Backed Trust Series 99-1 Class AN, Variable Rate, 1 mo. LIBOR +.50%, 3.72%, due 09/15/17	5,090,975
		193,407,035

	CMBS — 1.5%
19,576,839	J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 04-FL1A Class A1, 144A, Variable Rate, 1 mo. LIBOR + .17%, 3.26%, due 04/16/19	19,580,363
22,780,123	Lehman Brothers Commercial Mortgage Series 04-LLFA Class A1, 144A, Variable Rate, 1 mo. LIBOR + .13%, 3.35%, due 10/15/17	22,776,569
14,846,379	Morgan Stanley Dean Witter Capital I Series 03-TOP9 Class A1, 3.98%, due 11/13/36	14,621,828
		56,978,760

	CMBS Collateralized Debt Obligations — 0.5%
19,672,465	Crest Exeter Street Solar Series 04-1A Class A1, 144A, Variable Rate, 3 mo. LIBOR + .35%, 3.44%, due 06/28/19	19,719,483

	Collateralized Loan Obligations — 0.2%
6,000,000	Archimedes Funding IV (Cayman) Ltd 4A A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 3.77%, due 02/25/13	6,018,000

	Credit Cards — 16.9%
26,000,000	Advanta Business Card Master Trust, Series 2000-C, Class A, Variable Rate, 1 mo. LIBOR + .25%, 3.34%, due 04/20/08	26,025,391
13,500,000	Advanta Business Card Master Trust, Series 2005-A1, Class A, Variable Rate, 1 mo. LIBOR + .07%, 3.16%, due 04/20/11	13,500,000
15,000,000	American Express Credit Account Master Trust Series 01-6 Class A, Variable Rate, 1 mo. LIBOR + .12%, 3.34%, due 12/15/08	15,018,750
15,000,000	American Express Credit Account Master Trust Series 02-6 Class A, Variable Rate, 1 mo. LIBOR + .14%, 3.36%, due 03/15/10	15,043,945
5,000,000	American Express Credit Account Master Trust Series 03-1 Class A, Variable Rate, 1 mo. LIBOR + .11%, 3.33%, due 09/15/10	5,013,000
21,000,000	American Express Credit Account Master Trust, Series 2001-7, Class A, Variable Rate, 1 mo. LIBOR + .12%, 3.21%, due 02/16/09	21,032,812
20,000,000	Bank One Issuance Trust Series 02-A5 Class A5, Variable Rate, 1 mo. LIBOR + .12%, 3.34%, due 06/15/10	20,050,000
5,000,000	Bank One Issuance Trust, Series 2003-1A, Class A, Variable Rate, 1 mo. LIBOR + .12%, 3.21%, due 09/15/10	5,012,500
20,000,000	Capital One Master Trust Series 00-4 Class A, Variable Rate, 1 mo. LIBOR + .14%, 3.36%, due 08/15/08	20,010,000
15,000,000	Capital One Multi-Asset Execution Trust Series 04-A3 Class A3, Variable Rate, 1 mo. LIBOR + .10%, 3.32%, due 02/15/12	15,021,090
26,275,000	Capital One Multi-Asset Execution Trust Series 04-A7 Class A7, Variable Rate, 3 mo. LIBOR + .15%, 3.42%, due 06/16/14	26,378,523
25,000,000	Chase Credit Card Master Trust Series 01-6 Class A, Variable Rate, 1 mo. LIBOR + .13%, 3.35%, due 03/16/09	25,049,805
15,650,000	Chase Credit Card Master Trust Series 02-1 Class A, Variable Rate, 1 mo. LIBOR +.10%, 3.32%, due 06/15/09	15,676,287
20,000,000	Citibank Credit Card Issuance Trust Series 04-A3 Class A3, Variable Rate, 3 mo. LIBOR + .07%, 3.23%, due 07/25/11	20,024,218
18,000,000	Citibank Credit Card Issuance Trust, Series 2001-A1, Class A1, Variable Rate, 3 mo. LIBOR + .17%, 3.40%, due, 3.40%, due 02/07/10	18,073,125
30,000,000	Citibank Credit Card Issuance Trust, Series 2001-A2, Class A2, Variable Rate, 3 mo. LIBOR + .12%, 3.35%, due 02/07/08	30,021,094
10,000,000	Citibank Credit Card Issuance Trust, Series 2005-A3, Class A3, Variable Rate, 1 mo. LIBOR + .07%, 3.18%, due 04/24/14	10,000,000
10,000,000	Discover Card Master Trust I Series 02-3 Class A, Variable Rate, 1 mo. LIBOR + .11%, 3.33%, due 11/17/09	10,000,000
17,000,000	Discover Card Master Trust I Series 03-2 Class A, Variable Rate, 1 mo. LIBOR + .13%, 3.35%, due 08/15/10	17,035,062
12,000,000	Discover Card Master Trust I Series 03-4 Class A1, Variable Rate, 1 mo. LIBOR + .11%, 3.33%, due 05/15/11	12,003,750
10,000,000	Earls Five Ltd Series EMTN, 3 mo. GBP LIBOR + .14%, 5.01%, due 02/27/08	18,219,814
25,000,000	GE Capital Credit Card Master Note Trust, Series 2005-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 3.13%, due 03/15/10	25,000,000
20,000,000	Gracechurch Card Funding Plc Series 2 Class A, Variable Rate, 1 mo. LIBOR + .12%, 3.34%, due 10/15/09	20,047,656
20,000,000	Gracechurch Card Funding Plc Series 3 Class A, Variable Rate, 1 mo. LIBOR + .11%, 3.20%, due 03/15/10	20,050,000

See accompanying notes to the Schedule of Investments.

2

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

28,000,000	Gracechurch Card Funding PLC, Series 4, Class A, Variable Rate, 1 mo. LIBOR + .05%, 3.14%, due 06/15/08	28,016,406
27,435,000	Household Credit Card Master Note Trust I, Series 2000-1, Class A, Variable Rate, 1 mo. LIBOR + .14%, 3.23%, due 08/15/08	27,452,147
27,000,000	MBNA Credit Card Master Note Trust Series 03-A3 Class A3, Variable Rate, 1 mo. LIBOR + .12%, 3.34%, due 08/16/10	27,072,900
14,000,000	MBNA Credit Card Master Note Trust Series 04-A7 Class A7, Variable Rate, 1 mo. LIBOR + .10%, 3.32%, due 12/15/11	14,030,625
15,000,000	MBNA Credit Card Master Note Trust Series 04-A8 Class A8, Variable Rate, 1 mo. LIBOR + .15%, 3.37%, due 01/15/14	15,060,937
14,000,000	MBNA Credit Card Master Note Trust, Series 2002-12A, Class A12, Variable Rate, 1 mo. LIBOR + .06%, 3.15%, due 04/15/08	14,004,200
15,915,000	National City Credit Card Master Trust, Series 2000-1, Class A, Variable Rate, 1 mo. LIBOR + .15%, 3.24%, due 08/15/07	15,923,082
5,333,333	Neiman Marcus Group Credit Card Master Trust Series 00-1 Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 3.49%, due 04/15/08	5,334,933
9,100,000	Nordstrom Credit Card Master Note Trust Series 02-1A Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 3.49%, due 10/13/10	9,140,523
25,000,000	Pillar Funding Plc Series 04-2 Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 3.55%, due 09/15/11	25,003,907
18,000,000	World Financial Network Credit Card Master Trust Series 02-A Class A, Variable Rate, 1 mo. LIBOR + .43%, 3.52%, due 08/15/11	18,115,020
25,000,000	World Financial Network Credit Card Master Trust Series 04-A Class A, Variable Rate, 1 mo. LIBOR + .18%, 3.27%, due 03/15/13	25,046,875
7,000,000	World Financial Network Credit Card Master Trust Series 04-B Class A, Variable Rate, 1 mo. LIBOR + .10%, 3.32%, due 07/15/10	6,997,813
		654,506,190

	Emerging Markets Collateralized Debt Obligations — 0.4%
794,236	Oasis CBO Ltd, 144A, Variable Rate, 6 mo. LIBOR + 0.38%, 3.89%, due 05/30/11	794,236
16,000,000	Santiago CDO Limited, Series 2005-1A, Class A, 144A, Variable Rate, 6 mo. LIBOR + .40%, 3.80%, due 04/18/17	16,000,000
		16,794,236

	Equipment Leases — 1.6%
17,975,285	Caterpillar Financial Asset Trust, Series 2005-A, Class A1, 3.21%, due 04/25/06	17,969,668
7,500,000	CNH Equipment Trust Series 04-A Class A4A, Variable Rate, 1 mo. LIBOR + .11%, 3.33%, due 09/15/11	7,497,656
23,000,000	CNH Equipment Trust, Series 2005-A, Class A4A, 2.99%, due 06/15/12	22,982,031
11,962,257	Marlin Leasing Receivables LLC Series 04-1A Class A2, 144A, Variable Rate, 1 mo. LIBOR + .22%, 3.44%, due 01/15/07	11,962,257
		60,411,612

	High Yield Collateralized Debt Obligations — 0.3%
2,083,448	Nomura CBO Ltd Series 97-2 Class A2, 144A, Step up, 6.26%, due 10/30/09	2,104,282
5,592,622	Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A, Step Up, 6.33%, due 09/15/09	5,676,511
3,884,785	SHYPPCO Finance Co Series 1I Class A-2B, 144A, 6.64%, due 06/15/10	3,729,394
		11,510,187

	Insurance Premiums — 0.9%
25,000,000	AICCO Premium Finance Master Trust Series 04-1A Class A, Variable Rate, 1 mo. LIBOR + .18%, 3.40%, due 11/17/08	25,054,688
11,000,000	Mellon Bank Premium Finance Loan Master Trust Series 04-1 Class A, Variable Rate, 3 mo. LIBOR + .16%, 3.17%, due 06/15/09	11,000,770
		36,055,458

	Insured Auto Financing — 3.5%
30,000,000	Aesop Funding II LLC Series 03-2A Class A1, 144A, MBIA, 2.74%, due 06/20/07	29,960,100
17,500,000	Aesop Funding II LLC Series 03-5A Class A2, 144A, XL Capital Assurance, Variable Rate, 1 mo. LIBOR + .38%, 3.47%, due 12/20/09	17,640,000
9,000,000	Aesop Funding II LLC Series 04-2A Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .12%, 3.21%, due 04/20/08	8,994,375

See accompanying notes to the Schedule of Investments.

3

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

10,000,000	Aesop Funding II LLC Series 05-1A Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 3.21%, due 04/20/10	9,987,000
28,000,000	AmeriCredit Automobile Receivables Trust, Series 2005-BM, Class A1, 3.30%, due 06/06/06	28,000,000
17,000,000	Capital One Auto Finance Trust Series 04-A Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .10%, 3.32%, due 03/15/11	17,013,260
11,000,000	Capital One Auto Finance Trust Series 04-B Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .11%, 3.33%, due 08/15/11	11,012,650
15,000,000	Rental Car Finance Corp Series 04-1A Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 3.29%, due 06/25/09	15,020,685
		137,628,070

	Insured Business Loans — 0.6%
10,512,773	CNL Commercial Mortgage Loan Trust Series 03-2A Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 3.53%, due 10/25/30	10,582,578
12,000,000	Golden Securites Corp Series 03-A Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 3.38%, due 12/02/13	12,003,600
		22,586,178

	Insured Collateralized Loan Obligations — 0.2%
6,520,299	PAM Capital Funding Corp Series 98-1W Class A, 144A, FSA, Variable Rate, 3 mo. LIBOR + 17%, 2.90%, due 05/01/10	6,506,019

	Insured Credit Cards — 1.2%
11,000,000	Cabela’s Master Credit Card Trust Series 03-1A Class A, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .30%, 3.52%, due 01/15/10	11,067,031
35,000,000	Cabela’s Master Credit Card Trust Series 04-2A Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 3.34%, due 03/15/11	35,050,400
		46,117,431

	Insured Emerging Markets Collateralized Debt Obligations — 0.4%
13,954,133	Anfield Road I Ltd Series 1 Class A, CapMAC, PTE, Variable Rate, 6 mo. LIBOR + .25%, 2.18%, due 11/06/06	13,925,806

	Insured High Yield Collateralized Debt Obligations — 1.5%
2,284,194	Cigna CBO Ltd Series 96-1 Class A2, 144A, CapMAC, Step Up, 6.46%, due 11/15/08	2,346,895
2,220,403	Clydesdale CBO 1 Ltd Series 1A Class A2, 144A, FSA, 6.83%, due 03/25/11	2,270,362
2,447,141	DLJ CBO Ltd Series 1A Class A2, 144A, FSA, 6.68%, due 04/15/11	2,496,084
2,592,719	FC CBO Series 03-1AW Class A1, 144A, AMBAC, Variable Rate, 6 mo. LIBOR + .38%, 3.01%, due 06/03/09	2,592,719
10,000,000	GSC Partners CDO Fund Ltd Series 03-4A Class A3, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .46%, 3.60%, due 12/16/15	10,000,000
7,093,367	GSC Partners CDO Fund Ltd Series 1A Class A, 144A, FSA, Variable Rate, 6 mo. LIBOR + .40%, 3.83%, due 05/09/12	7,093,062
20,346,554	GSC Partners CDO Fund Ltd Series 2A Class A, 144A, FSA, Variable Rate, 6 mo. LIBOR + .52%, 4.01%, due 05/22/13	20,416,750
8,892,909	Northstar CBO Ltd Series 97-2I Class A2, 144A, 4.12%, due 07/15/09	8,892,909
3,174,268	Spirit CBO Series 03-4AW, Variable Rate, 6 mo. LIBOR + .55%, 4.04%, due 05/23/11	3,182,204
		59,290,985

	Insured Insurance Premiums — 0.7%
25,000,000	PFS Financing Corp Series 01-FA Class A, MBIA, 144A, Variable Rate, 1 mo. LIBOR + .33%, 3.55%, due 06/15/08	25,045,000

	Insured Perpetual Loan Collateralized Debt Obligations — 0.8%
32,980,769	Augusta Funding Ltd Series 10A Class F-1, 144A, CapMAC, Variable Rate, 3 mo. LIBOR + .25%, 2.81%, due 06/30/17	32,486,058

	Insured Residential Asset-Backed Securities (United States) — 1.0%
11,637,088	Citigroup Mortgage Loan Trust Inc Series 03-HE3 Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .38%, 3.47%, due 12/25/33	11,692,830
7,925,847	Quest Trust Series 03-X4A, 144A, AMBAC, Variable Rate, 1 mo LIBOR + .43%, 3.52%, due 12/25/33	7,940,835

See accompanying notes to the Schedule of Investments.

4

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

5,580,014	Quest Trust Series 04-X1 Class A, Variable Rate, 1 mo. LIBOR + .33%, 3.42%, due 03/25/34	5,592,011
8,311,056	Residential Asset Securities Corp Series 02-KS3 Class A1B, AMBAC, Variable Rate, 1 mo. LIBOR + .25%, 3.34%, due 05/25/32	8,321,195
4,017,701	Residential Asset Securities Corp Series 02-KS5 Class AIB3, Variable Rate, 1 mo. LIBOR + .27%, 3.36%, due 08/25/32	4,022,723
		37,569,594

	Insured Residential Mortgage-Backed Securities (European) — 1.3%
12,321,799	RMAC Series 03-NS1X Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 5.31%, due 06/12/35	22,485,167
15,500,000	RMAC Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 5.39%, due 09/12/35	28,362,523
		50,847,690

	Insured Residential Mortgage-Backed Securities (United States) — 1.6%
7,318,868	Chevy Chase Mortgage Funding Corp Series 03-4, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 3.36%, due 10/25/34	7,343,752
4,582,567	GreenPoint Home Equity Loan Trust Series 04-1 Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .23%, 3.32%, due 07/25/29	4,584,400
6,041,492	GreenPoint Home Equity Loan Trust Series 04-4 Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .28%, 3.50%, due 08/15/30	6,048,016
11,952,981	Lehman ABS Corporation Series 04-2 Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .22%, 3.31%, due 06/25/34	11,966,057
3,314,353	Residential Funding Mortgage Securities II Series 03-HS1 Class AII, Variable Rate, 1 mo. LIBOR + .29%, 3.38%, due 12/25/32	3,311,246
14,094,468	Wachovia Asset Securitization Inc Series 02-HE1 Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .37%, 3.46%, due 09/27/32	14,128,717
15,357,557	Wachovia Asset Securitization Inc Series 04-HE1 Class A, MBIA, Variable Rate, 1 mo. LIBOR + .22%, 3.31%, due 06/25/34	15,364,468
		62,746,656

	Insured Time Share — 0.3%
11,048,578	Cendant Timeshare Receivables Funding LLC Series 04-1A Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .18%, 3.27%, due 05/20/16	11,048,555

	Insured Transportation — 0.3%
13,375,000	GE Seaco Finance Series 04-1A Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 3.39%, due 04/17/19	13,375,000

	Investment Grade Corporate Collateralized Debt Obligations — 3.1%
20,000,000	Counts Trust Series 04-2, 144A, Variable Rate, 3 mo. LIBOR + .95%, 4.37%, due 09/20/09	20,500,000
7,000,000	Morgan Stanley Aces SPC Series 04-12 Class A, 144A, Variable Rate, 3 mo. LIBOR + .60%, 3.82%, due 08/05/09	7,000,000
10,000,000	Morgan Stanley Aces SPC Series 04-12 Class I, 144A, Variable Rate, 3 mo. LIBOR + .80%, 4.02%, due 08/05/09	10,000,000
6,000,000	Morgan Stanley Aces SPC Series 04-15 Class I, 144A, Variable Rate, 3 mo. LIBOR + .45%, 3.50%, due 12/20/09	6,007,500
11,000,000	Morgan Stanley Aces SPC/US Series 04-15 Class II, 144A, Variable Rate, 3 mo. LIBOR + .65%, 3.70%, due 12/20/09	11,000,000
3,000,000	Morgan Stanley Aces SPC/US Series 04-15 Class III, 144A, Variable Rate, 3 mo. LIBOR + .75%, 3.80%, due 12/20/09	3,003,750
16,000,000	Morgan Stanley Aces SPC/US Series 05-2A Class A, 144A, Variable Rate, 3 mo. LIBOR + .45%, 3.34%, due 03/20/10	16,010,000
16,000,000	Morgan Stanley Aces SPC/US, Series 2005-10B, 144A, Variable Rate, 3 mo. LIBOR + .52%, 3.66%, due 03/20/10	16,000,000
30,000,000	Salisbury International Investments, Ltd., Series E, Note, (MTN), 0.00%, due 06/20/10	30,000,000
		119,521,250

	Other — 0.1%
5,000,000	ENSEC, Series 2005-R1A, 144A, Variable Rate, 1 mo. LIBOR + .20%, 3.29%, due 05/15/14	5,000,000

See accompanying notes to the Schedule of Investments.

5

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Rate Reduction Bonds — 1.7%
14,582,646	California Infrastructure PG&E Series 97-1 Class A7, 6.42%, due 09/25/08	14,828,159
23,000,000	Massachusetts RRB Special Purpose Trust Series 05-1 Class A3, 4.13%, due 09/15/13	22,748,438
30,000,000	PG&E Energy Recovery Funding LLC Series 05-1 Class A4, 4.37%, due 06/25/14	29,676,000
		67,252,597

	Residential Asset-Backed Securities (United States) — 17.3%
21,704,000	ACE Securities Corp. Series 04-OP1 Class A2B, Variable Rate, 1 mo. LIBOR + .22%, 3.31%, due 04/25/34	21,719,193
10,940,327	Aegis Asset Backed Securities Trust Series 04-1 Class A, Variable Rate, 1 mo. LIBOR + .35%, 3.44%, due 04/25/34	10,954,002
15,000,000	Aegis Asset Backed Securities Trust Series 04-5 Class 1A2, Variable Rate, 1 mo. LIBOR + .34%, 3.43%, due 03/25/31	15,053,850
29,835,000	Aegis Asset Backed Securities Trust Series 04-6 Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 3.36%, due 03/25/05	29,853,796
14,279,747	Ameriquest Mortgage Securities Inc Series 04-FRI Class A-2, Variable Rate, 1 mo. LIBOR + .13%, 3.22%, due 05/25/34	14,277,516
17,516,537	Ameriquest Mortgage Securities Inc Series 04-R2 Class A3, Variable Rate, 1 mo. LIBOR + .20%, 3.29%, due 04/25/34	17,516,537
22,000,000	Argent Securities Inc Series 04-W8 Class A5, Variable Rate, 1 mo. LIBOR + .52%, 3.61%, due 05/25/34	22,082,500
10,000,000	Asset Backed Funding Certificates Series 04-OPT3 Class A3, Variable Rate, 1 mo. LIBOR +.19%, 3.28%, due 02/25/30	9,998,438
10,000,000	Bayview Financial Acquisition Trust Series 04-B Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 3.60%, due 05/28/39	10,062,500
10,400,000	Bayview Financial Acquisition Trust Series 04-B Class A2, 144A, Variable Rate, 1 mo. LIBOR + .65%, 3.75%, due 05/28/39	10,452,000
15,000,000	Bayview Financial Acquisition Trust Series 05-A Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 3.56%, due 02/28/40	15,000,000
4,000,000	Carrington Mortgage Loan Trust, Series 2005-OPT2, Class A1B, Variable Rate, 1 mo. LIBOR + .15%, 3.24%, due 05/25/35	3,999,960
26,000,000	Carrington Mortgage Loan Trust, Series 2005-OPT2, Class A1C, Variable Rate, 1 mo. LIBOR .23%, 3.32%, due 05/25/35	25,999,740
17,270,000	Centex Home Equity Series 04-B Class AV3, Variable Rate, 1 mo. LIBOR + .20%, 3.29%, due 03/25/34	17,275,397
11,361,052	Centex Home Equity Series 04-C Class AV3, Variable Rate, 1 mo. LIBOR + .13%, 3.22%, due 11/25/28	11,363,324
9,400,000	Centex Home Equity Series 05-A Class AV2, Variable Rate, 1 mo. LIBOR + .20%, 3.29%, due 07/25/34	9,408,813
7,000,000	Centex Home Equity Series 05-A Class AV3, Variable Rate, 1 mo. LIBOR + .34%, 3.43%, due 01/25/35	7,013,125
3,370,440	Chase Funding Mortgage Loan Trust Series 03-3 Class 2A2, Variable Rate, 1 mo. LIBOR + .27%, 3.36%, due 04/25/33	3,374,653
17,000,000	CIT Group Home Equity Loan Trust Series 03-1 Class A3, 2.79%, due 03/20/29	16,903,780
6,012,055	Citifinancial Mortgage Securities Inc Series 04-1 Class AF1, Variable Rate, 1 mo. LIBOR + .09%, 3.18%, due 04/25/34	6,009,830
7,855,834	Citigroup Mortgage Loan Trust Inc Series 04-OPT1 Class A1B, Variable Rate, 1 mo. LIBOR + .41%, 3.50%, due 10/25/34	7,874,246
20,000,000	Countrywide Asset-Backed Certificates Series 04-9 Class 2AV2, Variable Rate, 1 mo. LIBOR + .34%, 3.43%, due 05/25/33	20,040,625
24,000,000	Countrywide Asset-Backed Certificates, Series 2005-4, Class AFL, 1.00%, due 05/25/07	24,000,000
4,930,573	Credit-Based Asset Servicing and Securitization Series 04-CB4 Class A1, Variable Rate, 1 mo. LIBOR + .17%, 3.26%, due 05/25/35	4,931,559
12,077,913	Credit-Based Asset Servicing and Securitization Series 04-CB6 Class AV1, Variable Rate, 1 mo. LIBOR + .33%, 3.42%, due 07/25/35	12,098,671
277,580	Deutsche Mortgage Securities Inc Series 04-3 Class 1A1, Variable Rate, 1 mo. LIBOR + .18%, 3.27%, due 03/25/34	277,559
9,620,345	Equity One ABS Inc Series 04-1 Class AV2, Variable Rate, 1 mo. LIBOR + .30%, 3.39%, due 04/25/34	9,632,370
3,951,002	Equity One ABS Inc Series 04-2 Class AF1, Variable Rate, 1 mo. LIBOR + .11%, 3.20%, due 07/25/34	3,950,935
30,000,000	Fremont Home Loan Trust, Series 2005-B, Clas 2A2, Variable Rate, 1 mo. LIBOR + .20%, 3.29%, due 04/25/11	30,000,000
26,800,000	Greenpoint Mortgage Funding Trust, Series 2005-HE1, Class A2, Variable Rate, 1 mo. LIBOR + .10%, 3.19%, due 12/31/49	26,791,625
12,458,180	Household Mortgage Loan Trust Series 04-HC1 Class A, Variable Rate, 1 mo. LIBOR + .35%, 3.44%, due 02/20/34	12,485,825

See accompanying notes to the Schedule of Investments.

6

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

11,746,703	Indy Mac Home Equity Loan Asset-Backed Trust Series 04-C Class 2A1, Variable Rate, 1 mo. LIBOR + .16%, 3.25%, due 03/25/35	11,749,915
12,600,385	IXIS Real Estate Capital Trust Series 04-HE4 Class A2, Variable Rate, 1 mo. LIBOR + .19%, 3.28%, due 02/25/35	12,604,322
9,376,512	Master Asset Backed Securities Trust Series 04-OPT1 Class A3, Variable Rate, 1 mo. LIBOR + .26%, 3.35%, due 02/25/34	9,388,232
20,118,385	Master Asset Backed Securities Trust Series 05-NC1 Class A3, Variable Rate, 1 mo. LIBOR + .13%, 3.22%, due 12/25/34	20,118,385
28,900,087	Mastr Asset Backed Securities Trust, Series 2005-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 3.19%, due 05/25/35	28,900,087
15,000,000	Morgan Stanley ABS Capital I Series 04-HE5, Variable Rate, 1 mo. LIBOR + .53%, 3.62%, due 06/25/34	15,023,438
13,000,000	Morgan Stanley ABS Capital I Series 04-HE9 Class A3C, Variable Rate, 1 mo. LIBOR + .30%, 3.39%, due 11/25/34	12,995,938
25,000,000	Morgan Stanley ABS Capital I Series 04-NC4 Class A3, Variable Rate, 1 mo. LIBOR + .23%, 3.32%, due 04/25/34	24,988,281
12,929,392	Morgan Stanley ABS Capital I Series 04-SD1 Class A, Variable Rate, 1 mo. LIBOR + .40%, 3.49%, due 08/25/34	12,945,554
16,000,000	New Century Home Equity Loan Trust Series 04-3 Class A5, Variable Rate, 1 mo. LIBOR + .35%, 3.44%, due 11/25/34	16,022,500
27,339,801	Ownit Mortgage Loan Asset Backed Certificates, Series 2005-2, Class A2A, Variable Rate, 1 mo. LIBOR + .11%, 3.20%, due 03/25/36	27,339,801
16,000,000	Residential Mortgage Acceptance Corp., Series 2005-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 3.32%, due 04/25/35	16,000,000
7,959,414	Saxon Asset Securities Trust Series 04-1 Class A, Variable Rate, 1 mo. LIBOR + .27%, 3.36%, due 03/25/35	7,965,632
12,000,000	Specialty Underwriting & Residential Finance, Series 2005-BC2, Class A2A, Variable Rate, 1 mo. LIBOR + .10%, 3.19%, due 12/25/35	12,000,000
14,247,217	Wells Fargo Home Equity Trust Series 04-2 Class AI1A, Variable Rate, 1 mo. LIBOR + .17%, 3.26%, due 02/25/18	14,247,217
		672,691,671

	Residential Mortgage-Backed Securities (Australian) — 5.6%
21,991,200	Australian Mortgage Securities II G3 A1A, Variable Rate, 3 mo. LIBOR + .21%, 3.34%, due 01/10/35	22,057,174
21,441,196	Crusade Global Trust Series 04-2 Class A1, Variable Rate, 3 mo. LIBOR + .13%, 3.40%, due 11/19/37	21,461,297
10,000,000	Crusade Global Trust, Series 2005-1, Class A1, Variable Rate, 3 mo. LIBOR + .06%, 3.08%, due 06/17/37	9,999,000
18,336,951	Interstar Millennium Trust Series 03-3G Class A2, Variable Rate, 3 mo. LIBOR + .25%, 3.34%, due 09/27/35	18,388,523
17,975,160	Interstar Millennium Trust Series 03-5G Class A2, Variable Rate, 3 mo. LIBOR + .25%, 3.39%, due 01/20/36	18,024,311
18,095,992	Interstar Millennium Trust Series 04-2G Class A, Variable Rate, 3 mo. LIBOR + .20%, 3.60%, due 03/14/36	18,125,680
11,997,415	Medallion Trust Series 03-1G Class A, Variable Rate, 3 mo. LIBOR + .19%, 3.24%, due 12/21/33	12,032,208
17,585,593	Medallion Trust Series 04-1G Class A1, Variable Rate, 3 mo. LIBOR + .13%, 3.42%, due 05/25/35	17,585,593
9,191,216	Medallion Trust Series 05-1G Class A1, Variable Rate, 3 mo. LIBOR + .08%, 3.31%, due 05/10/36	9,191,216
30,924,439	National RMBS Trust Series 04-1 Class A1, Variable Rate, 3 mo. LIBOR + .11%, 3.16%, due 03/20/34	30,949,179
9,095,803	Superannuation Members Home Loans Global Fund Series 7 Class A1, Variable Rate, 3 mo. LIBOR + .14%, 3.51%, due 03/09/36	9,103,171
30,000,000	Westpac Securitization Trust Series 05-1G Class A1, Variable Rate, 3 mo. LIBOR + .07%, 2.95%, due 03/23/36	29,991,000
		216,908,352

	Residential Mortgage-Backed Securities (European) — 4.7%
17,142,850	Granite Master Issuer Plc Series 05-1 Class A1, Variable Rate, 1 mo. LIBOR + .04%, 3.13%, due 12/20/19	17,142,850
9,000,000	Granite Master Issuer PLC, Series 2005-2, Class A4, Variable Rate, 3 mo. LIBOR + .08%, 3.37%, due 12/20/54	9,000,000
15,000,000	Granite Mortgages Plc Series 04-3 Class 2A1, Variable Rate, 3 mo. LIBOR + .14%, 3.19%, due 09/20/44	15,034,500
25,000,000	Leek Finance PLC, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 3.23%, due 03/21/37	24,947,500
20,000,000	Leek Financing Plc Series 14A Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .18%, 3.23%, due 09/21/36	19,996,000

See accompanying notes to the Schedule of Investments.

7

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

14,031,183	Lothian Mortgages Plc Series 3A Class A1, 144A, Variable Rate, 3 mo. LIBOR + .14%, 3.30%, due 07/24/19	14,040,022
14,000,000	Paragon Mortgages Plc Series 6A Class A2A, 144A, Variable Rate, 3 mo. LIBOR + .35%, 3.76%, due 03/15/30	14,050,313
18,001,012	Paragon Mortgages Plc Series 7A Class A1A, 144A, Variable Rate, 3 mo. LIBOR, 3.48%, due 05/15/34	18,011,559
20,000,000	Permanent Financing Plc Series 5 Class 2A, Variable Rate, 3 mo. LIBOR + .11%, 3.49%, due 06/10/11	20,018,800
10,000,000	Permanent Financing Plc Series 6 Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 3.47%, due 12/10/11	10,003,125
5,000,000	Permanent Financing PLC, Series 7, Class 2A, Variable Rate, 3 mo. LIBOR + .04%, 3.42%, due 09/10/14 (a)	5,000,000
16,000,000	Residential Mortgage Securities Series 20A Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 3.15%, due 08/10/30	15,990,000
		183,234,669

	Residential Prime Mortgages (United States) — 1.1%
18,655,692	Chevy Chase Mortgage Funding Corp Series 04-1A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .33%, 3.35%, due 01/25/38	18,689,214
9,190,054	Chevy Chase Mortgage Funding Corp Series 04-3 Class A2, Variable Rate, 1 mo. LIBOR + .25%, 3.80%, due 08/25/35	9,211,593
15,912,779	Mellon Residential Funding Corp Series 04-TBC1 Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 3.34%, due 02/26/34	15,892,888
		43,793,695

	Student Loans — 5.7%
22,000,000	College Loan Corporation Trust Series 04-1 Class A2, Variable Rate, 3 mo. LIBOR + .11%, 3.27%, due 04/25/16	22,020,680
8,000,000	College Loan Corporation Trust Series 05-1 Class A1, Variable Rate, 3 mo. LIBOR + .03%, 3.19%, due 01/25/14	8,000,000
25,000,000	Collegiate Funding Services Education Loan Trust I Series 05-A Class A1, Variable Rate, 3 mo. LIBOR + .02%, 2.92%, due 09/29/14	25,000,000
13,000,000	Montana Higher Education Student Assistance Corp., Series 2005-1, Class A, 3.33%, due 06/20/15	12,998,960
24,605,167	National Collegiate Student Loan Trust Series 04-1 Class A1, Variable Rate, 3 mo. LIBOR +.12%, 3.21%, due 06/25/14	24,628,296
19,338,281	National Collegiate Student Loan Trust Series 04-2 Class A1, Variable Rate, 1 mo. LIBOR + .11%, 3.20%, due 04/28/23	19,355,655
20,000,000	Nelnet Educational Loan Funding Corp. Series 04-2A Class A3, Variable Rate, 3 mo. LIBOR + .10%, 3.39%, due 11/25/15	20,042,000
29,171,361	SLM Student Loan Trust Series 05-2 Class A1, Variable Rate, 3 mo. LIBOR - .02%, 3.14%, due 04/25/10	29,163,660
1,339,851	SLM Student Loan Trust Series 96-4 Class A2, Variable Rate, 3 mo. U.S. Treasury Bill + .64%, 3.33%, due 07/25/09	1,339,006
17,000,000	SLM Student Loan Trust, Series 2005-3, Class A3, Variable Rate, 3 mo. LIBOR + .03%, 3.20%, due 07/25/16	16,995,512
25,000,000	SLM Student Loan Trust, Series 2005-4, Class A1, Variable Rate, 3 mo. LIBOR + .01%, 3.22%, due 10/26/15	24,995,750
4,932,000	SMS Student Loan Trust Series 95-A Certificates, Variable Rate, 1 mo. LIBOR + .65%, 3.74%, due 04/25/25	4,933,973
10,212,639	SMS Student Loan Trust Series 97-A Class A, Variable Rate, 3 mo. U.S. Treasury Bill + .60%, 3.64%, due 10/27/25	10,244,553
		219,718,045

	Trade Receivable — 0.3%
13,000,000	SSCE Funding LLC Series 04-1 Class A, 144A, Variable Rate, 1 mo. LIBOR + .23%, 3.45%, due 11/15/10	12,993,906

	Total Asset-Backed Securities	3,440,735,282

	Corporate Debt — 1.9%
10,000,000	General Motors Acceptance Corp, 7.50%, due 07/15/05	10,018,100
11,750,000	Banco Santander Series MBIA, 6.50%, due 11/01/05	12,073,125
28,650,000	Pemex Finance Ltd, Series 1A1 Class A2, AMBAC, 144A, 6.30%, due 05/15/10	30,540,900
20,500,000	Westralia Airports Corp, 144A, MBIA, 6.48%, due 04/01/10	22,240,450
		74,872,575

See accompanying notes to the Schedule of Investments.

8

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	U.S. Government — 3.4%
32,297,400	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (b)	34,452,244
100,000,000	U.S. Treasury Note, 2.00%, due 08/31/05 (c)	99,750,000
		134,202,244

	U.S. Government Agency — 2.0%
900,000	Agency for International Development Floater (Support of Belize), Variable Rate, 6 mo. U.S. Treasury Bill + .50%, 3.70%, due 01/01/14	895,770
3,128,125	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 3.60%, due 10/01/12	3,100,754
1,303,366	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 2.98%, due 10/01/11	1,292,288
15,000,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 2.84%, due 02/01/27	14,859,300
4,402,069	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 3.95%, due 03/30/19	4,393,793
20,000,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - .015%, 3.50%, due 02/01/25	19,600,000
15,000,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + .15%, 3.66%, due 10/29/26	14,914,500
1,064,760	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. U.S. Treasury Bill + .45%, 3.65%, due 11/15/14	1,054,113
1,965,781	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 3.55%, due 05/01/14	1,948,580
13,042,500	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 3.50%, due 07/01/23	12,903,858
1,166,667	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill + 115%, 2.93%, due 01/01/12	1,150,626
33,110	Small Business Administration Series 95-10C Class 1, 6.88%, due 09/01/05	33,110
		76,146,692

	TOTAL DEBT OBLIGATIONS (COST $3,718,392,135)	3,725,956,793

Principal Amount	Description	Value ($)

	CALL OPTIONS PURCHASED — 0.1%

	Options on Bonds — 0.1%
25,000,000	Bellsouth Telecommunications, 7.00%, due 12/01/95, Expires 10/26/06, Strike 100.00	2,159,172

	TOTAL CALL OPTIONS PURCHASED (COST $2,281,250)	2,159,172

Shares	Description	Value ($)

	MUTUAL FUNDS — 0.7%

	Mutual Funds — 0.7%
490,514	American Beacon Money Market Select Fund (d)	490,514
225,068	Dreyfus Cash Management Plus, Inc. Fund (d)	225,068
27,777,268	Merrimac Cash Series, Premium Class	27,777,268
	TOTAL MUTUAL FUNDS (COST $28,492,850)	28,492,850

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 7.0%

	U.S. Government Agency Discount Note — 1.8%
69,994,205	Federal National Mortgage Association, 2.98%, due 6/01/05	69,994,205

See accompanying notes to the Schedule of Investments.

9

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

		Cash Equivalent — 0.0%
1,159,178		Harris Trust & Savings Bank Eurodollar Time Deposit, 3.02%, due 06/06/05 (d)	1,159,178

		Commercial Paper — 5.2%
99,933,333		Rabobank USA Finance Corp., 3.00%, due 6/01/05	99,933,333
99,991,556		UBS Finance Delaware LLC, 3.04%, 6/01/05	99,991,556
			199,924,889

		TOTAL SHORT-TERM INVESTMENTS (COST $271,078,272)	271,078,272

		TOTAL INVESTMENTS — 103.7%
		(Cost $4,020,244,507)	4,027,687,087

		Other Assets and Liabilities (net) — (3.7%)	(143,871,717)

		TOTAL NET ASSETS — 100.0%	$3,883,815,370

		Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

		AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
		C.A.B.E.I. - Central American Bank of Economic Integration
		CapMAC - Insured as to the payment of principal and interest by Capital Markets Assurance Corporation.
		CBO - Collateralized Bond Obligation
		CDO - Collateralized Debt Obligation
		FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.
		FSA - Insured as to the payment of principal and interest by Financial Security Assurance.
		GBP - British Pound
		GMAC - Insured as to the payment of principal and interest by General Motors Acceptance Corporation.
		MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.
	(a)

All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities having a market value of $1,838,000 collateralized by cash in the amount of $1,874,760 which was invested in money market mutual funds and short-term cash equivalents.

	(b)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.
	(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts.
	(d)	All or a portion of this security represents investment of security lending collateral.

10

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$4,020,245,687	$16,113,050	$(8,671,650)	$7,441,400

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Sales

310	U.S. Treasury Note 5 Yr. (CBT)	September 2005	$33,717,344	$(122,644)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Forward currency contract

Settlement Date	Deliver	Units of Currency	Value	Net Unrealized Appreciation

Sales

6/21/05	GBP	39,200,000	$71,382,343	$2,143,921

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
28,000,000	USD	3/20/2015	Lehman Brothers	Receive	0.88%	Credit Swap AAA CDO	$(2,440,341)

11

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
100,000,000	USD	1/18/2006	Goldman Sach	(Pay)	5.82%	3 month LIBOR	$(1,269,639)
50,000,000	USD	1/9/2008	JPMorgan	(Pay)	3.43%	3 month LIBOR	732,347
45,000,000	USD	3/4/2008	JPMorgan	(Pay)	3.10%	3 month LIBOR	1,123,442
40,000,000	USD	1/24/2011	Goldman Sachs	(Pay)	6.07%	3 month LIBOR	(3,720,259)
30,000,000	USD	2/7/2012	Deutsche Bank AG	(Pay)	4.34%	3 month LIBOR	(137,972)
38,100,000	USD	2/24/2013	JPMorgan	(Pay)	4.54%	3 month LIBOR	(527,825)
							$(3,799,906)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	(Pay)	Receive	Net Unrealized Appreciation (Depreciation)
65,000,000	USD	6/30/2005	Citibank	1 month LIBOR - 0.45%	Return on Lehman Brothers CMBS AAA 8.5+ Index	$1,054,739
50,000,000	USD	5/31/2005	Deutsche Bank AG	1 month LIBOR - 0.35%	Return on Lehman Brothers CMBS AAA 8.5+ Index	807,171
50,000,000	USD	7/29/2005	Lehman Brothers	1 month LIBOR - 0.25%	Return on Lehman Brothers CMBS AAA 8.5+ Index	803,004
50,000,000	USD	8/31/2005	Citibank	1 month LIBOR - 0.45%	Return on Lehman Brothers CMBS AAA 8.5+ Index	—
						$2,664,914

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

12

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 21.5%

	U.S. Government — 11.2%
2,945,900	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a)	3,230,824

	U.S. Government Agency — 10.3%
175,000	Agency for International Development Floater (Support of Botswana), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 1.37%, due 10/01/12	173,469
1,126,125	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 3.60%, due 10/01/12	1,116,271
1,086,139	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 2.98%, due 10/01/11	1,076,906
53,992	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 3.55%, due 05/01/14	53,520
570,964	Small Business Administration Pool #502320, Variable Rate, Prime - 2.18%, 3.56%, due 08/25/18	574,855
		2,995,021

	TOTAL DEBT OBLIGATIONS (COST $6,191,620)	6,225,845

Shares	Description	Value ($)

	MUTUAL FUNDS — 77.6%

	Affiliated Issuers — 77.6%
878,070	GMO Short-Duration Collateral Fund	22,417,118
9,192	GMO Special Purpose Holding Fund *	91,643
	TOTAL MUTUAL FUNDS (COST $22,346,892)	22,508,761

	TOTAL INVESTMENTS — 99.1%
	(Cost $28,538,512)	28,734,606

	Other Assets and Liabilities (net) — 0.9%	275,101

	TOTAL NET ASSETS — 100.0%	$29,009,707

Notes to Schedule of Investments:

C.A.B.E.I. - Central American Bank of Economic Integration

Variable rates - The rates shown on variable rate notes are the current interest rates at May 31, 2005, which are subject to change based on the terms of the security.
*	Non-income producing security.
(a)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.

1

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Depreciation
$29,297,335	$215,995	$(778,724)	$(562,729)

Investments in affiliated issuers

The Fund makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the three months ended May 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Short-Duration Collateral Fund	$22,935,783	$1,600,000	$2,300,000	$—	$—	$22,417,118
GMO Special Purpose Holding Fund	142,566	—	—	—	—	91,643	*
Totals	$23,078,349	$1,600,000	$2,300,000	$—	$—	$22,508,761

* After effect of return of capital distribution of $50,673 on April 5, 2005.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

2

GMO Small Cap Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.0%

	Automotive — 0.2%
1,000	Oshkosh Truck Corp.	79,740

	Construction — 10.0%
2,200	American Woodmark Corp.	73,942
4,700	Apartment Investment & Management Co.	174,370
4,300	AvalonBay Communities, Inc. REIT	321,941
2,100	Beazer Homes USA, Inc.	112,266
400	CBL & Associates Properties, Inc. REIT	32,588
2,000	First Industrial Realty Trust, Inc. REIT	77,600
5,300	Fluor Corp.	304,485
1,900	Hovnanian Enterprises, Inc. *	117,990
2,400	Jacobs Engineering Group, Inc. *	126,192
1,800	KB Home (a)	121,572
1,200	Kilroy Realty Corp. REIT	54,216
3,467	MDC Holdings, Inc.	250,352
2,800	Meritage Homes Corp. *	203,616
400	NVR, Inc. *	303,600
4,100	Regency Centers Corp. REIT	228,985
2,600	Ryland Group, Inc.	178,100
3,100	Simpson Manufacturing Co., Inc.	89,094
5,200	St. Joe Co.	410,124
1,400	Standard-Pacific Corp.	112,168
2,100	Texas Industries, Inc.	96,642
1,300	Thor Industries, Inc.	39,468
5,700	Toll Brothers, Inc. *	527,763
1,300	USG Corp. * (a)	59,605
		4,016,679

	Consumer Goods — 4.5%
7,125	Bebe Stores, Inc. (a)	274,384
2,600	Blyth, Inc.	73,684
2,800	Chattem, Inc. *	120,120
1,900	Columbia Sportswear Co. *	85,728
2,900	Deckers Outdoor Corp. *	70,238
2,100	Ethan Allen Interiors, Inc.	65,520
3,050	Fossil, Inc. *	65,117
1,800	Genesco, Inc. *	61,650
400	Genlyte Group, Inc. *	17,824
1,200	Kenneth Cole Productions, Inc.-Class A	36,120
1,400	K-Swiss, Inc.-Class A	44,940
2,000	Liz Claiborne, Inc.	75,100
1,200	Matthews International Corp.-Class A	44,388
5,300	Maytag Corp.	77,327
600	Middleby Corp. (a)	33,120
500	Oakley, Inc.	7,350
2,300	Polaris Industries, Inc.	120,681
7,800	Quiksilver, Inc. *	124,176
1,900	Skechers U.S.A., Inc.-Class A *	24,073
2,300	Steven Madden, Ltd. *	40,848
7,500	Tempur-Pedic International, Inc. *	174,975
2,600	Timberland Co.-Class A *	95,836
3,900	Tupperware Corp.	88,140
		1,821,339

See accompanying notes to the Schedule of Investments.

1

GMO Small Cap Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Financial — 7.8%
1,500	AG Edwards, Inc.	61,965
3,700	AMERIGROUP Corp. *	145,188
3,300	Arthur J. Gallagher & Co.	91,146
1,500	Associated Banc Corp.	50,130
1,900	Bank of Hawaii Corp.	92,587
2,600	Brown & Brown, Inc.	115,856
5,400	CapitalSource, Inc. * (a)	103,032
900	City National Corp.	63,927
3,600	CompuCredit Corp. * (a)	113,508
1,400	Cullen/Frost Bankers, Inc.	62,454
2,400	East-West Bancorp, Inc.	80,736
6,500	Eaton Vance Corp.	158,340
2,000	Equifax, Inc.	69,380
900	Euronet Worldwide, Inc. *	25,236
1,900	Federated Investors, Inc.-Class B	56,259
3,200	First American Corp.	123,840
3,500	First Marblehead Corp. (The) *	156,275
3,700	Flagstar Bancorp, Inc.	73,112
2,200	Fremont General Corp.	47,322
2,900	GATX Corp.	96,773
1,700	HCC Insurance Holdings, Inc. (a)	66,657
2,000	Hudson United Bancorp	68,300
1,300	IndyMac Bancorp, Inc. (a)	53,495
700	Irwin Financial Corp.	14,693
100	Markel Corp. *	34,175
1,200	Mcgrath Rentcorp	27,660
1,100	Mercury General Corp.	60,720
1,800	Nara Bancorp, Inc.	25,002
1,900	Ohio Casualty Corp.	45,410
6,600	People’s Bank	186,846
1,800	Pre-Paid Legal Services, Inc.	67,806
1,300	PrivateBancorp, Inc.	43,927
1,500	Protective Life Corp.	60,285
3,600	Ryder System, Inc.	132,264
700	SEI Investments Co.	24,332
1,200	StanCorp Financial Group, Inc.	89,820
200	Student Loan Corp.	42,926
4,100	TCF Financial Corp.	106,149
700	WellChoice, Inc. *	39,970
1,200	Westamerica Bancorporation	63,180
900	Wilmington Trust Corp	32,247
1,200	Zenith National Insurance Corp.	76,020
		3,148,950

	Food & Beverage — 1.2%
3,400	Constellation Brands, Inc.-Class A *	94,554
5,800	Corn Products International, Inc.	128,122
1,400	Lancaster Colony Corp.	61,516
3,900	Pilgrim’s Pride Corp	137,475
1,400	Sanderson Farms, Inc.	53,060
		474,727

	Health Care — 13.1%
600	Advanced Medical Optics, Inc. *	23,166
1,800	Amedisys, Inc. *	54,378
2,000	Apria Healthcare Group *	63,000
2,800	Bausch & Lomb, Inc.	218,652
1,100	Beckman Coulter, Inc.	77,066
2,800	Beverly Enterprises, Inc. *	34,636

See accompanying notes to the Schedule of Investments.

2

GMO Small Cap Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

2,400	Biosite, Inc. *	131,304
4,500	Centene Corp. *	144,675
2,100	Cephalon, Inc. * (a)	89,082
1,500	Cerner Corp. * (a)	98,025
2,800	Charles River Laboratories International, Inc. *	134,652
1,104	Cooper Cos., Inc.	72,919
3,600	Covance, Inc. *	157,176
2,200	Dade Behring Holdings, Inc.	147,070
900	DENTSPLY International, Inc.	51,345
700	Diagnostic Products Corp	30,478
4,500	Enzon Pharmaceuticals, Inc. *	27,315
5,100	First Horizon Pharmaceutical Corp. * (a)	95,880
2,400	Genesis HealthCare Corp. *	104,376
3,200	Gentiva Health Services, Inc. *	50,848
2,900	Haemonetics Corp. *	118,030
1,900	Health Net, Inc. *	65,037
3,200	Henry Schein, Inc. *	128,928
2,100	Hologic, Inc. *	77,301
8,600	Humana, Inc. * (a)	312,696
900	ICU Medical, Inc. * (a)	29,673
2,200	Idexx Laboratories, Inc. * (a)	127,006
3,400	Immucor Inc *	113,900
2,000	Intuitive Surgical, Inc. *	99,000
1,100	Invacare Corp.	49,071
1,600	Invitrogen Corp. *	126,928
1,700	Kensey Nash Corp. * (a)	46,240
2,400	Kinetic Concepts, Inc. *	154,200
3,800	Lincare Holdings, Inc. *	167,048
500	Owens & Minor, Inc.	15,500
1,900	Perrigo Co.	29,526
6,200	Pharmaceutical Product Development, Inc. *	299,956
2,200	PolyMedica Corp. (a)	77,220
2,400	Possis Medical, Inc. *	25,272
2,700	Priority Healthcare Corp.-Class B *	61,776
4,500	Protein Design Labs Inc *	85,950
1,800	Psychiatric Solutions, Inc. *	73,710
1,500	RehabCare Group, Inc. *	41,685
1,900	Renal Care Group, Inc. *	87,856
1,600	ResMed, Inc. *	99,952
800	Respironics, Inc. *	53,472
2,150	Salix Pharmaceuticals, Ltd. *	37,646
3,500	Serologicals Corp *	75,215
1,100	SFBC International, Inc. *	38,511
400	Sonosite, Inc. *	12,280
2,100	Steris Corp.	50,820
2,300	Techne Corp. * (a)	107,180
1,100	Triad Hospitals, Inc. *	55,792
2,300	United Therapeutics Corp. *	114,908
2,500	Universal Health Services, Inc.-Class B	146,075
2,900	Ventana Medical Systems, Inc. *	122,525
5,100	Ventiv Health, Inc. *	103,530
		5,237,458

	Machinery — 4.8%
4,800	Cal Dive International, Inc. *	217,920
1,500	Carbo Ceramics, Inc.	107,460
800	Cummins, Inc.	54,360
2,625	Engineered Support Systems, Inc.	102,375
3,400	FMC Technologies, Inc. *	107,270
4,500	Graco, Inc.	157,005
4,900	Grant Prideco Inc *	117,698

See accompanying notes to the Schedule of Investments.

3

GMO Small Cap Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

2,100	Hydril *	109,011
4,050	Joy Global, Inc.	152,037
1,600	Lincoln Electric Holdings, Inc.	52,416
2,300	Lone Star Technologies, Inc. *	95,335
3,100	Maverick Tube Corp. *	93,651
4,100	MSC Industrial Direct Co.-Class A	127,633
4,400	National-Oilwell Varco, Inc. *	198,000
1,900	Oceaneering International, Inc. *	69,350
4,600	Oil States International, Inc. *	106,536
800	Stanley Works (The)	35,688
700	Stewart & Stevenson Services Corp.	16,723
		1,920,468

	Manufacturing — 2.4%
4,700	Ball Corp.	176,485
2,100	Bemis Co., Inc.	57,036
8,100	Crown Holdings, Inc. *	120,609
2,800	Mine Safety Appliances Co.	128,268
2,800	Mueller Industries, Inc.	75,600
1,700	Owens-IIlinois, Inc. *	43,707
2,500	Pentair, Inc.	111,275
1,900	Precision Castparts Corp.	147,687
400	Reliance Steel & Aluminum Co.	15,396
1,400	Sonoco Products Co.	37,282
1,100	SPX Corp.	48,851
		962,196

	Metals & Mining — 0.4%
2,200	Peabody Energy Corp.	105,028
900	Southern Peru Copper Corp.	41,814
		146,842

	Oil & Gas — 3.8%
3,400	Cimarex Energy Co. * (a)	127,942
3,900	Helmerich & Payne, Inc.	161,733
2,300	Holly Corp.	87,929
1,300	Noble Energy, Inc.	96,681
7,000	Patterson-UTI Energy, Inc.	185,430
9,000	Pride International, Inc. *	202,950
1,700	Remington Oil & Gas Corp. *	52,700
4,200	Rowan Cos Inc	115,500
500	Stone Energy Corp. *	21,515
2,200	Swift Energy Co. *	75,130
2,200	Tesoro Corp.	95,920
2,900	Todco-Class A *	66,091
1,700	Unit Corp *	66,334
3,600	Vintage Petroleum, Inc.	99,432
2,200	Western Gas Resources, Inc.	70,554
		1,525,841

	Primary Process Industry — 2.4%
2,900	Airgas, Inc.	69,600
8,300	AK Steel Holding Corp. *	63,495
1,700	Cabot Corp.	49,300
1,400	Carpenter Technology Corp.	75,600
6,000	Commercial Metals Co.	156,960
3,300	Cytec Industries, Inc.	137,478
600	Eastman Chemical Co.	35,268

See accompanying notes to the Schedule of Investments.

4

GMO Small Cap Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

1,100	Engelhard Corp.	32,340
2,800	Georgia Gulf Corp.	88,984
2,600	Lyondell Chemical Co	61,724
1,800	NS Group, Inc. *	51,876
3,000	Ryerson Tull, Inc.	45,660
1,300	Steel Technologies, Inc.	26,000
5,300	Worthington Industries, Inc.	88,828
		983,113

	Retail Stores — 9.9%
500	7-Eleven, Inc.*	14,925
5,200	Abercrombie & Fitch Co.-Class A	298,116
3,350	Aeropostale, Inc. *	91,288
18,800	American Eagle Outfitters, Inc.	532,040
2,700	BJ’s Wholesale Club, Inc. *	81,405
5,400	Blockbuster, Inc.-Class A	49,302
1,500	Building Materials Holding Corp.	93,045
2,100	Charlotte Russe Holding, Inc. *	25,095
8,100	Chico’s FAS, Inc. * (a)	277,101
2,300	Children’s Place *	107,433
2,800	Christopher & Banks Corp.	51,240
5,300	Claire’s Stores, Inc.	124,974
1,100	Dick’s Sporting Goods, Inc. *	39,787
4,800	Dollar Tree Stores, Inc. *	119,040
2,000	Finish Line-Class A	39,840
1,700	Guitar Center, Inc. *	96,883
3,100	Hibbett Sporting Goods, Inc. *	108,872
2,200	Insight Enterprises, Inc. *	43,076
1,800	J. Jill Group (The), Inc. *	22,950
450	Jos A. Bank Clothiers, Inc. * (a)	17,739
900	Longs Drug Stores Corp.	36,936
2,600	Men’s Wearhouse, Inc. *	133,562
8,000	Michaels Stores, Inc.	336,880
1,300	Movie Gallery, Inc.	41,548
1,062	Nautilus Group, Inc.	28,430
2,100	Neiman-Marcus Group, Inc.-Class A	202,755
2,400	O’Reilly Automotive, Inc. *	133,320
2,325	Pacific Sunwear of California, Inc. *	48,825
2,100	Pantry (The), Inc. *	81,249
1,600	Petco Animal Supplies, Inc. *	48,144
4,100	Pier 1 Imports, Inc.	68,839
4,150	Rent-A-Center, Inc. *	98,189
1,400	Ross Stores, Inc.	39,452
600	Sonic Automotive, Inc.	12,792
1,200	Talbots Inc	35,580
1,400	Too, Inc. *	27,832
7,100	Urban Outfitters, Inc. *	378,714
		3,987,198

	Services — 12.7%
1,300	Ameristar Casinos, Inc.	66,742
3,775	Applebee’s International, Inc.	102,944
2,600	Applied Industrial Technologies, Inc.	79,144
3,700	Aramark Corp.-Class B	96,607
3,300	Argosy Gaming Co. *	153,021
2,800	Boyd Gaming Corp.	148,008
2,400	Bright Horizons Family Solutions, Inc. *	88,824
4,500	Brinker International, Inc. *	169,290
3,700	Brink’s Co. (The)	115,477
3,200	California Pizza Kitchen, Inc. *	76,800

See accompanying notes to the Schedule of Investments.

5

GMO Small Cap Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

6,400	Catalina Marketing Corp.	153,600
1,600	CBRL Group, Inc.	65,152
1,800	CEC Entertainment, Inc. *	72,990
800	Choice Hotels International, Inc.	52,480
5,600	CKE Restaurants Inc.	92,400
3,600	Copart, Inc. *	89,244
700	Cra International, Inc. * (a)	39,893
8,700	Darden Restaurants, Inc.	282,576
2,900	Education Management Corp. *	94,105
3,750	Factset Research Systems, Inc.	120,038
3,100	Getty Images, Inc. * (a)	232,004
2,600	Hughes Supply, Inc.	67,600
1,800	Iron Mountain, Inc. *	51,660
2,400	Isle of Capri Casinos, Inc. *	59,712
2,900	ITT Educational Services, Inc. *	131,631
3,400	Jack in the Box, Inc. *	141,032
1,100	Korn/Ferry International *	17,446
5,200	Labor Ready, Inc. *	107,328
1,900	Martha Stewart Living Omnimedia-Class A * (a)	49,210
1,200	Nash Finch Co.	42,696
3,200	Outback Steakhouse, Inc.	141,600
1,700	Panera Bread Co *	107,440
1,700	Papa John’s International, Inc. *	66,300
7,300	Penn National Gaming, Inc. *	237,761
3,200	Performance Food Group Co. *	86,592
1,500	PF Chang’s China Bistro, Inc. *	88,905
500	Portfolio Recovery Associates, Inc. *	19,705
1,200	R.H. Donnelley Corp. *	73,776
1,400	Rare Hospitality International Inc *	43,442
1,600	Red Robin Gourmet Burgers, Inc. *	87,808
2,600	Regis Corp.	98,228
4,800	Resources Connection, Inc. *	95,616
2,300	Ruby Tuesday, Inc.	58,167
2,500	Sabre Holdings Corp.	50,175
4,200	Sonic Corp. *	142,800
1,300	Station Casinos, Inc.	84,630
5,600	United Natural Foods, Inc. *	181,664
2,100	Valassis Communications Inc *	72,849
4,000	Weight Watchers International Inc. * (a)	194,600
1,700	West Corp. *	59,738
1,300	World Fuel Services Corp.	34,255
		5,085,705

	Technology — 18.5%
11,133	Activision, Inc. *	175,456
4,700	Alliance Data Systems Corp. *	177,284
1,400	Alliant Techsystems, Inc. *	100,380
4,900	Amphenol Corp.-Class A	207,711
3,100	Anixter International, Inc. *	117,211
2,600	Ansys, Inc. *	86,684
4,400	Anteon International Corp. *	194,436
2,700	Armor Holdings, Inc. *	101,925
2,100	Avid Technology, Inc. *	123,144
3,400	BE Aerospace, Inc. *	49,198
1,200	BEI Technologies, Inc.	30,852
700	Brightpoint, Inc. *	13,160
2,100	Cabot Microelectronics Corp. * (a)	65,793
1,200	CACI International, Inc.-Class A *	77,352
3,200	Checkfree Corp. *	119,456
5,100	Cognizant Technology Solutions Corp. *	244,800
1,950	Comtech Telecommunications *	70,532

See accompanying notes to the Schedule of Investments.

6

GMO Small Cap Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

6,100	Comverse Technology, Inc. *	143,533
900	Convergys Corp. *	12,267
10,000	Cree, Inc. * (a)	300,400
1,900	CSG Systems International, Inc. *	36,138
600	Cuno, Inc. *	42,660
1,000	Diebold, Inc.	50,060
3,200	Digital River, Inc. *	88,064
1,700	Diodes, Inc. *	56,525
1,200	Donaldson Co., Inc.	38,520
800	DRS Technologies, Inc. *	37,664
2,800	F5 Networks Inc *	143,388
1,600	Global Imaging Systems, Inc. *	50,864
2,100	Global Payments, Inc.	145,530
12,000	Harris Corp.	344,880
1,500	Hutchinson Technology, Inc. *	62,055
1,600	Hyperion Solutions Corp *	70,608
3,000	Infospace, Inc. *	101,760
11,700	Ingram Micro, Inc.-Class A *	184,977
1,500	Innovative Solutions & Support, Inc. *	51,960
2,300	Intervoice, Inc. *	20,608
1,500	iPayment, Inc. *	57,210
1,000	John H. Harland Co.	37,670
4,300	Jupitermedia Corp. * (a)	78,475
500	Kronos Inc *	22,580
300	Littelfuse, Inc. *	9,024
1,700	Macrovision Corp *	35,717
2,500	Mantech International Corp.-Class A *	71,825
800	Maximus, Inc.	27,432
6,900	McAfee, Inc. *	197,892
7,200	MEMC Electronic Materials Inc *	98,640
1,900	Metrologic Instruments, Inc. *	26,334
2,600	Micros Systems, Inc. *	116,948
4,300	Microsemi Corp. *	88,709
1,200	MicroStrategy, Inc.-Class A *	66,840
3,800	Novatel Wireless, Inc. * (a)	47,386
3,800	Nvidia Corp. *	103,322
1,300	Packeteer, Inc. *	15,431
4,200	Paxar Corp. *	74,004
3,400	Perot Systems Corp. *	43,928
6,600	QLogic Corp. *	211,332
1,200	Quality Systems, Inc.	72,156
3,400	Reynolds & Reynolds, Inc. (The)-Class A	92,786
1,700	Rogers Corp. *	70,363
3,700	Sapient Corp. *	31,080
1,300	ScanSource, Inc. *	63,817
4,200	SERENA Software, Inc. *	82,194
5,300	Silicon Image, Inc. *	62,222
4,200	SRA International, Inc.-Class A *	142,590
2,700	Synaptics, Inc. *	51,921
3,600	Syntel, Inc.	56,376
700	Tech Data Corp. *	25,130
1,500	Tektronix, Inc.	34,005
4,100	Tessera Technologies, Inc. *	120,704
2,200	THQ, Inc. *	61,358
3,700	Tibco Software, Inc. *	23,458
4,700	United Defense Industries, Inc.	350,197
1,300	United Stationers, Inc. *	63,739
3,997	Vishay Intertechnology, Inc. *	51,561
3,300	Websense, Inc. *	177,243
5,400	WESCO International, Inc. *	157,680
9,800	Western Digital Corp. *	147,098
6,000	Wind River Systems, Inc. *	98,340
		7,404,552

See accompanying notes to the Schedule of Investments.

7

GMO Small Cap Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Transportation — 3.5%
2,800	Arkansas Best Corp.	91,644
3,400	C.H. Robinson Worldwide, Inc.	194,378
4,100	CNF, Inc.	182,655
4,300	EGL, Inc. *	81,829
13,000	JB Hunt Transport Services, Inc. (a)	261,040
3,700	Knight Transportation, Inc.	90,465
6,500	Landstar System, Inc. *	219,310
2,200	Old Dominion Freight Line, Inc. *	67,034
900	Overseas Shipholding Group, Inc.	54,990
600	SCS Transportation, Inc. *	10,950
2,600	Yellow Roadway Corp. * (a)	137,228
		1,391,523

	Utility — 1.8%
1,800	Duquesne Light Holdings, Inc.	34,254
2,900	El Paso Electric Co. *	58,203
1,500	Energen Corp.	97,770
1,700	Equitable Resources, Inc.	108,052
2,200	j2 Global Communications, Inc. *	77,176
1,500	National Fuel Gas Co.	42,000
5,600	Nextel Partners Inc. *	133,000
1,500	Oneok Inc (a)	46,275
800	Questar Corp.	50,432
500	Southwestern Energy Co. *	34,900
1,600	UGI Corp.	42,416
		724,478

	TOTAL COMMON STOCKS (COST $33,330,469)	38,910,809

	MUTUAL FUNDS — 2.9%

788,941	American Beacon Money Market Select Fund (b)	788,941
361,999	Dreyfus Cash Management Plus, Inc. Fund (b)	361,999
	TOTAL MUTUAL FUNDS (COST $1,150,940)	1,150,940

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 7.7%

	Cash Equivalent — 4.7%
1,864,419	Harris Trust & Savings Bank Eurodollar Time Deposit, 3.02%, due 06/06/05 (b)	1,864,419

	U.S. Government — 0.1%
50,000	U.S. Treasury Bill, 3.06%, due 9/22/05 (c) (d)	49,541

See accompanying notes to the Schedule of Investments.

8

GMO Small Cap Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Repurchase Agreement — 2.9%
1,167,045	Citigroup Global Markets Repurchase Agreement, dated 5/31/05, due 6/01/05, with a maturity value of $1,167,099 and an effective yield of 1.68%, collateralized by a U.S. Treasury Note with a rate of 8.125%, maturity date of 8/15/19 and market value, including accrued interest of $1,190,386.	1,167,045

	TOTAL SHORT-TERM INVESTMENTS (COST $3,080,987)	3,081,005

	TOTAL INVESTMENTS — 107.6% (Cost $37,562,396)	43,142,754

	Other Assets and Liabilities (net) — (7.6%)	(3,037,854)

	TOTAL NET ASSETS — 100.0%	$40,104,900

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities having a market value of $2,890,497 collateralized by cash in the amount of $3,015,359 which was invested in money market mutual funds and short-term cash equivalents.

(b)	All or a portion of this security represents investment of security lending collateral.
(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(d)	Rate shown represents yield-to-maturity.

9

GMO Small Cap Growth Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$37,615,167	$6,709,235	$(1,181,648)	$5,527,587

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation

Buys

2	Russell 2000	June 2005	$617,250	$21,866

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

10

GMO Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.2%

	Automotive — 3.1%
2,300	Aftermarket Technology Corp. *	35,282
7,900	American Axle & Manufacturing Holdings, Inc.	163,530
14,650	ArvinMeritor, Inc.	210,960
5,800	BorgWarner, Inc.	310,068
3,100	Cooper Tire & Rubber Co.	59,024
32,000	Dana Corp.	433,600
27,900	Goodyear Tire & Rubber Co. (The) * (a)	401,481
11,900	Lear Corp.	448,630
300	Oshkosh Truck Corp.	23,922
3,700	Superior Industries International, Inc. (a)	83,805
4,300	Tenneco Automotive, Inc. *	64,500
		2,234,802

	Construction — 18.0%
2,900	American Home Mortgage Investment Corp. REIT	94,424
2,500	American Mortgage Acceptance Corp. REIT	37,150
3,990	American Woodmark Corp.	134,104
40,100	Annaly Mortgage Management, Inc. REIT (a)	755,885
20,500	Anthracite Capital, Inc. REIT	239,030
27,600	Anworth Mortgage Asset Corp. REIT	263,856
8,100	Apartment Investment & Management Co.	300,510
6,300	Arden Realty, Inc. REIT	216,090
5,600	AvalonBay Communities, Inc. REIT	419,272
6,000	Beazer Homes USA, Inc.	320,760
4,500	BRE Properties, Inc.	173,430
13,451	Capstead Mortgage Corp. REIT	126,708
2,400	Catellus Development Corp. REIT	70,248
2,000	CBL & Associates Properties, Inc. REIT	162,940
3,900	Centerpoint Properties Corp.	163,020
100	CRIIMI MAE, Inc. REIT *	2,120
3,300	Emcor Group, Inc. *	156,750
3,800	FelCor Lodging Trust, Inc. REIT *	52,896
4,000	First Industrial Realty Trust, Inc. REIT	155,200
1,000	Florida Rock Industries, Inc.	65,450
3,600	Fluor Corp.	206,820
600	Getty Realty Corp.	16,584
2,700	Heritage Property Investment Trust	87,723
5,600	Hovnanian Enterprises, Inc. *	347,760
5,500	Innkeepers USA Trust REIT	74,305
900	Jacobs Engineering Group, Inc. *	47,322
17,900	KB Home (a)	1,208,966
3,640	Kilroy Realty Corp. REIT	164,455
11,458	Lafarge North America, Inc.	691,719
3,800	M/I Schottenstein Homes, Inc.	191,824
7,324	MDC Holdings, Inc.	528,866
23,600	Meristar Hospitality Corp. REIT *	198,004
3,800	Meritage Homes Corp. *	276,336
44,366	MFA Mortgage Investments, Inc. REIT	314,555
2,100	National Health Investors, Inc. REIT	56,007
6,100	New Century Financial Corp. REIT	310,795
4,400	New Plan Excel Realty Trust	118,536
800	NVR, Inc. *	607,200
3,500	Pan Pacific Retail Property, Inc.	223,475
2,900	Post Properties, Inc. REIT	95,120
3,500	Regency Centers Corp. REIT	195,475

See accompanying notes to the Schedule of Investments.

1

GMO Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

6,600	Ryland Group, Inc.	452,100
5,700	Standard-Pacific Corp.	456,684
1,500	Technical Olympic USA, Inc.	32,850
1,300	Texas Industries, Inc.	59,826
16,000	Thornburg Mortgage, Inc. REIT (a)	483,040
11,700	Toll Brothers, Inc. *	1,083,303
40	United Mobile Homes, Inc.	586
4,800	Universal Forest Products, Inc.	191,040
4,200	USG Corp. * (a)	192,570
2,000	Washington Real Estate Investment Trust	62,200
4,600	York International Corp.	189,520
		13,075,409

	Consumer Goods — 4.7%
4,000	Action Performance Cos., Inc.	37,240
7,600	Blyth, Inc.	215,384
2,600	Callaway Golf Co.	30,394
5,500	Columbia Sportswear Co. *	248,160
5,700	Ethan Allen Interiors, Inc.	177,840
4,575	Fossil, Inc. *	97,676
9,890	Furniture Brands International, Inc.	198,888
5,362	Genlyte Group, Inc. *	238,931
4,200	La-Z-Boy, Inc.	56,070
9,000	Liz Claiborne, Inc.	337,950
9,700	Maytag Corp.	141,523
5,700	Multimedia Games, Inc. * (a)	60,819
700	Polaris Industries, Inc.	36,729
7,400	Reynolds American, Inc.	613,534
1,900	Skechers U.S.A., Inc.-Class A *	24,073
900	Stanley Furniture Co., Inc.	38,025
7,046	Steven Madden, Ltd. *	125,137
6,400	Timberland Co.-Class A *	235,904
4,200	Tupperware Corp.	94,920
6,500	Universal Corp.	288,600
3,450	Wolverine World Wide, Inc.	79,281
		3,377,078

	Financial — 20.4%
1,300	Allmerica Financial Corp. *	45,396
20,600	American Financial Group, Inc.	667,852
600	American Physicians Capital, Inc. *	20,790
6,600	AMERIGROUP Corp. *	258,984
8,900	AmerUs Group Co.	423,551
7,700	Arthur J. Gallagher & Co.	212,674
6,200	Associated Banc Corp.	207,204
8,550	Astoria Financial Corp.	235,467
1,200	Bancorpsouth, Inc.	26,820
1,700	BOK Financial Corp.	76,874
5,900	Brown & Brown, Inc.	262,904
4,000	Central Pacific Financial Corp.	142,000
300	Ceres Group, Inc. *	1,719
1,200	City National Corp.	85,236
8,200	Colonial BancGroup (The), Inc.	182,778
700	Columbia Banking Systems, Inc.	17,220
8,200	Commerce Group, Inc.	488,720
6,400	Commercial Federal Corp.	160,064
1,100	Cullen/Frost Bankers, Inc.	49,071
5,798	Delphi Financial Group, Inc.-Class A	245,835
3,300	Downey Financial Corp.	247,566
6,400	Erie Indemnity Co.-Class A	331,520

See accompanying notes to the Schedule of Investments.

2

GMO Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

20,216	First American Corp.	782,359
1,300	First Citizens BancShares, Inc.-Class A	169,689
2,000	FirstFed Financial Corp. *	108,360
4,500	FirstMerit Corp.	114,750
7,500	Flagstar Bancorp, Inc.	148,200
9,500	Fremont General Corp.	204,345
2,900	Genworth Financial, Inc.-Class A	84,071
3,600	Greater Bay Bancorp	90,468
4,900	HCC Insurance Holdings, Inc.	192,129
3,100	Hibernia Corp.-Class A	99,665
1,100	Horace Mann Educators Corp.	20,020
81,311	IMPAC Mortgage Holdings, Inc. REIT (a)	1,618,089
1,300	IndyMac Bancorp, Inc.	53,495
4,100	Irwin Financial Corp.	86,059
5,973	Kansas City Life Insurance Co.	281,448
4,800	Landamerica Financial Group, Inc.	269,760
2,100	MAF Bancorp, Inc.	89,376
500	Markel Corp. *	170,875
1,800	Mercury General Corp.	99,360
400	Nationwide Financial Services, Inc.-Class A	15,272
24,057	Novastar Financial, Inc. REIT (a)	885,298
2,895	Old National Bancorp	57,408
8,100	People’s Bank	229,311
4,000	PMA Capital Corp. *	29,720
14,610	PMI Group (The), Inc.	552,258
2,400	Pre-Paid Legal Services, Inc.	90,408
17,700	Protective Life Corp.	711,363
6,900	Redwood Trust, Inc. REIT	356,937
11,700	Reinsurance Group of America, Inc.	535,275
1,200	Selective Insurance Group, Inc.	57,756
3,600	StanCorp Financial Group, Inc.	269,460
5,900	Stewart Information Services Corp.	231,575
2,500	Student Loan Corp.	536,575
3,770	TCF Financial Corp.	97,605
5,100	Triad Guaranty, Inc. *	276,420
3,400	UICI	85,510
1,300	United Fire & Casualty Co.	51,181
10,027	Washington Federal, Inc.	228,816
2,900	Webster Financial Corp.	136,010
1,500	WellChoice, Inc. *	85,650
1,950	Whitney Holding Corp.	61,834
5,100	WR Berkley Corp.	180,846
200	Zenith National Insurance Corp.	12,670
		14,847,921

	Food & Beverage — 2.1%
4,550	Corn Products International, Inc.	100,510
7,400	Molson Coors Brewing Co.-Class B	432,678
1,350	Sanderson Farms, Inc.	51,165
460	Seaboard Corp.	618,700
2,600	Sensient Technologies Corp.	52,910
14,600	Tyson Foods, Inc.-Class A	269,516
		1,525,479
	Health Care — 7.3%
4,600	BioScrip, Inc. *	24,058
4,000	DENTSPLY International, Inc.	228,200
2,600	Enzon Pharmaceuticals, Inc. *	15,782
1,400	Gentiva Health Services, Inc. *	22,246
2,100	Haemonetics Corp. *	85,470

See accompanying notes to the Schedule of Investments.

3

GMO Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

18,500	Health Net, Inc. *	633,255
1,050	Healthcare Services Group, Inc.	19,635
10,100	Healthsouth Corp. *	53,227
4,600	Henry Schein, Inc. *	185,334
22,900	Humana, Inc. *	832,644
1,900	ICU Medical, Inc. * (a)	62,643
1,300	Invacare Corp.	57,993
13,800	King Pharmaceuticals, Inc. *	130,548
13,700	Lincare Holdings, Inc. *	602,252
4,200	Odyssey HealthCare, Inc. *	55,692
7,600	Owens & Minor, Inc.	235,600
9,400	Pacificare Health Systems, Inc. *	590,602
6,800	Pharmaceutical Product Development, Inc. *	328,984
2,000	PolyMedica Corp. (a)	70,200
1,900	Priority Healthcare Corp.-Class B *	43,472
2,500	RehabCare Group, Inc. *	69,475
5,050	Renal Care Group, Inc. *	233,512
8,200	Res-Care, Inc. *	109,306
1,400	ResMed, Inc. *	87,458
1,500	Techne Corp. *	69,900
1,600	Triad Hospitals, Inc. *	81,152
6,580	Universal Health Services, Inc.-Class B	384,469
		5,313,109

	Machinery — 1.3%
1,600	Cummins, Inc.	108,720
900	Dril-Quip, Inc. *	24,615
1,500	Flowserve Corp. *	44,205
1,300	Lone Star Technologies, Inc. *	53,885
1,400	Maverick Tube Corp. *	42,294
2,100	NACCO Industries, Inc.-Class A	215,250
4,400	National-Oilwell Varco, Inc. *	198,000
2,300	Oceaneering International, Inc. *	83,950
4,900	Oil States International, Inc. *	113,484
1,350	RPC, Inc.	19,940
1,600	Stewart & Stevenson Services Corp.	38,224
1,500	W-H Energy Services, Inc. *	32,505
		975,072

	Manufacturing — 3.0%
1,500	AptarGroup, Inc.	75,000
3,200	Ball Corp.	120,160
6,200	Bemis Co., Inc.	168,392
2,100	Caraustar Industries, Inc. *	22,050
4,000	Crown Holdings, Inc. *	59,560
1,100	Greif, Inc.-Class A	79,948
4,320	Jacuzzi Brands, Inc. *	44,107
8,421	Kaman Corp.-Class A	130,273
1,000	Mobile Mini, Inc. *	36,920
3,600	Mueller Industries, Inc.	97,200
17,400	Owens-IIlinois, Inc. *	447,354
2,400	Pall Corp.	70,056
1,900	Pentair, Inc.	84,569
800	Precision Castparts Corp.	62,184
7,700	Rock-Tenn Co.-Class A	88,627
5,300	Shaw Group (The), Inc. *	106,795
4,900	Sonoco Products Co.	130,487
8,100	SPX Corp.	359,721
		2,183,403

See accompanying notes to the Schedule of Investments.

4

GMO Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Metals & Mining — 0.5%
900	Aleris International, Inc. *	21,438
800	Cleveland Cliffs, Inc. (a)	46,904
800	CONSOL Energy, Inc.	38,280
4,000	Peabody Energy Corp.	190,960
600	Southern Peru Copper Corp.	27,876
		325,458

	Oil & Gas — 3.3%
4,100	Ashland, Inc.	280,030
2,500	Cimarex Energy Co. * (a)	94,075
2,900	Giant Industries, Inc. *	83,549
3,700	Helmerich & Payne, Inc.	153,439
2,500	Holly Corp.	95,575
2,100	Patterson-UTI Energy, Inc.	55,629
5,900	Premcor, Inc.	400,433
9,900	Pride International, Inc. *	223,245
2,300	Stone Energy Corp. *	98,969
3,700	Sunoco, Inc.	379,509
11,700	Tesoro Corp.	510,120
1,000	Western Gas Resources, Inc.	32,070
		2,406,643

	Primary Process Industry — 2.0%
1,400	A. Schulman, Inc.	22,904
4,000	Airgas, Inc.	96,000
9,996	AK Steel Holding Corp. *	76,469
2,588	Cabot Corp.	75,052
1,700	Carpenter Technology Corp.	91,800
7,800	Commercial Metals Co.	204,048
3,200	Cytec Industries, Inc.	133,312
4,000	FMC Corp. *	221,800
1,400	Georgia Gulf Corp.	44,492
700	Lubrizol Corp.	27,559
2,000	NS Group, Inc. *	57,640
1,200	Olympic Steel, Inc. *	18,840
1,400	Oregon Steel Mills, Inc. *	24,724
5,000	Ryerson Tull, Inc.	76,100
1,400	Steel Dynamics, Inc.	37,646
3,500	Steel Technologies, Inc.	70,000
4,258	Stepan Co.	90,312
3,500	W.R. Grace & Co. *	36,120
2,200	Worthington Industries, Inc.	36,872
		1,441,690

	Retail Stores — 9.0%
23,400	7-Eleven, Inc. *	698,490
600	Aaron Rents, Inc.	13,566
8,600	Abercrombie & Fitch Co.-Class A	493,038
4,578	American Eagle Outfitters, Inc.	129,557
15,500	BJ’s Wholesale Club, Inc. *	467,325
18,000	Blockbuster, Inc.-Class A	164,340
3,500	Building Materials Holding Corp.	217,105
1,500	Cato Corp.-Class A	43,290
3,100	Charlotte Russe Holding, Inc. *	37,045
10,900	Chico’s FAS, Inc. * (a)	372,889
4,100	Claire’s Stores, Inc.	96,678
11,700	Dollar Tree Stores, Inc. *	290,160

See accompanying notes to the Schedule of Investments.

5

GMO Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

3,200	GameStop Corp.-Class A * (a)	93,312
5,900	Great Atlantic & Pacific Tea Co. * (a)	147,087
6,000	Group 1 Automotive, Inc. *	160,260
6,100	Ingles Markets, Inc.-Class A	77,104
7,400	Insight Enterprises, Inc. *	144,892
2,000	J. Jill Group (The), Inc. *	25,500
5,300	Lithia Motors, Inc.-Class A	140,980
2,000	Longs Drug Stores Corp.	82,080
2,500	Nautilus Group, Inc.	66,925
1,500	Neiman-Marcus Group, Inc.-Class A	144,825
6,900	O’Reilly Automotive, Inc. *	383,295
3,200	Pantry (The), Inc. *	123,808
2,100	Payless Shoesource, Inc. *	35,343
10,600	Pier 1 Imports, Inc.	177,974
16,100	Rent-A-Center, Inc. *	380,926
4,500	Ross Stores, Inc.	126,810
2,800	Ruddick Corp.	67,284
7,300	Shopko Stores, Inc. *	173,083
9,800	Sonic Automotive, Inc.	208,936
11,800	Supervalu, Inc.	386,568
2,900	Too, Inc. *	57,652
3,600	Toys R Us, Inc. *	94,320
7,600	United Auto Group, Inc.	234,080
		6,556,527

	Services — 5.6%
1,300	ABM Industries, Inc.	24,791
10,675	Applebee’s International, Inc.	291,107
2,250	Applied Industrial Technologies, Inc.	68,490
2,300	Argosy Gaming Co. *	106,651
9,700	Brinker International, Inc. *	364,914
1,500	Brink’s Co. (The)	46,815
1,900	California Pizza Kitchen, Inc. *	45,600
1,600	Catalina Marketing Corp.	38,400
1,400	CBRL Group, Inc.	57,008
350	CEC Entertainment, Inc. *	14,193
13,600	Darden Restaurants, Inc.	441,728
4,350	Factset Research Systems, Inc.	139,244
4,700	Handleman Co.	85,305
700	Interactive Data Corp. *	15,071
5,100	Isle of Capri Casinos, Inc. *	126,888
4,100	ITT Educational Services, Inc. *	186,099
6,620	Jack in the Box, Inc. *	274,598
4,500	Manpower, Inc.	179,235
700	Marcus Corp.	15,421
2,400	Nash Finch Co.	85,392
8,600	Outback Steakhouse, Inc.	380,550
4,500	Papa John’s International, Inc. *	175,500
3,100	Performance Food Group Co. *	83,886
7,000	Regis Corp.	264,460
10,900	Ryan’s Restaurant Group, Inc. *	152,164
6,800	Sabre Holdings Corp.	136,476
7,800	Servicemaster Co.	101,400
500	URS Corp. *	16,915
6,100	World Fuel Services Corp.	160,735
		4,079,036

	Technology — 5.6%
1,600	Agilysys, Inc.	24,608
2,100	Anixter International, Inc. *	79,401

See accompanying notes to the Schedule of Investments.

6

GMO Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

7,704	Arrow Electronics, Inc. *	215,327
7,100	Avnet, Inc. *	148,532
2,500	Black Box Corp.	85,950
4,300	Brightpoint, Inc. *	80,840
26,100	Convergys Corp. *	355,743
900	CSG Systems International, Inc. *	17,118
1,800	Diebold, Inc.	90,108
3,000	Exide Technologies *	15,165
4,700	General Cable Corp. *	65,847
9,100	Goodrich Corp.	380,926
4,900	Harris Corp.	140,826
9,100	Ikon Office Solutions, Inc.	88,179
30,850	Ingram Micro, Inc.-Class A *	487,739
3,600	Mantech International Corp.-Class A *	103,428
3,800	Maximus, Inc.	130,302
4,100	Paxar Corp. *	72,242
2,242	Perot Systems Corp. *	28,967
9,900	Pomeroy IT Solutions, Inc. *	124,641
5,000	QLogic Corp. *	160,100
5,400	Reynolds & Reynolds, Inc. (The)-Class A	147,366
15,197	Tech Data Corp. *	545,572
2,200	THQ, Inc. *	61,358
1,800	United Defense Industries, Inc.	134,118
4,300	United Stationers, Inc. *	210,829
6,100	Western Digital Corp. *	91,561
		4,086,793

	Transportation — 1.3%
23,300	AMR Corp. * (a)	300,570
1,200	Arkansas Best Corp.	39,276
3,502	CNF, Inc.	156,014
11,200	Continental Airlines, Inc.-Class B * (a)	155,232
1,200	HUB Group, Inc.-Class A *	32,976
700	Kirby Corp. *	29,862
2,200	Landstar System, Inc. *	74,228
10,700	Northwest Airlines Corp.-Class A * (a)	65,163
1,100	Overseas Shipholding Group, Inc.	67,210
1,900	SCS Transportation, Inc. *	34,675
1,000	U.S. Xpress Enterprises, Inc.-Class A *	12,210
		967,416

	Utility — 7.0%
8,000	Allegheny Energy, Inc. *	193,440
7,800	Alliant Energy Corp.	215,280
4,300	Boston Communications Group, Inc. *	5,977
61,900	Centerpoint Energy, Inc.	758,894
4,900	Citizens Communications Co.	66,836
26,000	CMS Energy Corp. *	343,980
9,000	Duquesne Light Holdings, Inc.	171,270
3,100	El Paso Electric Co. *	62,217
8,700	Energy East Corp.	243,600
1,500	Equitable Resources, Inc.	95,340
2,500	Great Plains Energy, Inc.	78,750
5,700	MDU Resources Group, Inc.	164,103
3,726	National Fuel Gas Co.	104,328
3,000	Northeast Utilities	59,430
5,300	NSTAR	310,262
4,800	OGE Energy Corp.	133,200
18,600	Pepco Holdings, Inc.	419,244
8,400	Pinnacle West Capital Corp.	370,608

See accompanying notes to the Schedule of Investments.

7

GMO Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

1,900	PNM Resources, Inc.	55,366
2,000	Price Communications Corp. *	34,380
5,900	Puget Energy, Inc.	134,225
5,400	Reliant Energy, Inc. *	66,420
4,400	SCANA Corp.	185,372
1,200	Southwestern Energy Co. *	83,760
600	Talk America Holdings, Inc. *	5,334
33,100	TECO Energy, Inc.	585,208
1,700	UIL Holdings Corp.	88,128
2,000	Wisconsin Energy Corp.	72,600
		5,107,552

	TOTAL COMMON STOCKS (COST $58,602,227)	68,503,388

Shares	Description	Value ($)

	MUTUAL FUNDS — 2.8%

1,391,706	American Beacon Money Market Select Fund (b)	1,391,706
638,573	Dreyfus Cash Management Plus, Inc. Fund (b)	638,573
	TOTAL MUTUAL FUNDS (COST $2,030,279)	2,030,279

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 10.3%

	Cash Equivalent — 4.5%
3,288,869	Harris Trust & Savings Bank Eurodollar Time Deposit, 3.02%, due 06/06/05 (b)	3,288,869

	Repurchase Agreements — 5.8%
3,630,136	Citigroup Global Markets Repurchase Agreement, dated 5/31/05, due 6/01/05, with a maturity value of $3,630,305, and an effective yield of 1.68%, collateralized by a U.S. Treasury Bond with a rate of 8.125%, maturity date of 8/15/19 and a market value, including accrued interest of $3,702,739.	3,630,136
566,036	Morgan Stanley Repurchase Agreement, dated 5/31/05, due 6/01/05, with a maturity value of $566,063, and an effective yield of 1.70%, collateralized by a U.S. Treasury Note with a rate of 3.00%, maturity date of 7/15/12 and a market value, including accrued interest of $577,360.	566,036
		4,196,172

	TOTAL SHORT-TERM INVESTMENTS (COST $7,485,041)	7,485,041

	TOTAL INVESTMENTS — 107.3%
	(Cost $68,117,547)	78,018,708

	Other Assets and Liabilities (net) — (7.3%)	(5,345,668)

	TOTAL NET ASSETS — 100.0%	$72,673,040

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities having a market value of $5,092,199 collateralized by cash in the amount of $5,319,148 which was invested in money market mutual funds and short-term cash equivalents.

(b)	All or a portion of this security represents investment of security lending collateral.

8

GMO Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$68,439,223	$12,570,687	$(2,991,202)	$9,579,485

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Futures Contracts

Number				Net
Of		Expiration	Contract	Unrealized
Contracts	Type	Date	Value	Appreciation
Buys

8	Russell 2000	June 2005	$2,469,000	$95,518

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

9

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	PRIVATE INVESTMENT FUND — 93.1%

	Affiliated Issuer — 93.1%
1,062,297	GMO SPV I, LLC * (a)	5,141,518

	TOTAL PRIVATE INVESTMENT FUND (COST $4,783,164)	5,141,518

	TOTAL INVESTMENTS — 93.1%
	(Cost $1,731,050)	5,141,518

	Other Assets and Liabilities (net) — 6.9%	380,630

	TOTAL NET ASSETS — 100.0%	$5,522,148

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

1

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

Investments in affiliated issuers

The Fund makes investments in an affiliated investment fund (“underlying fund”).  The Schedule of Investments of the underlying fund should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the securities of these issuers during the three months ended May 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gain	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period

GMO SPV I, LLC	$8,211,557	$—	$—	$—	$—	$5,141,518	*

* After effect of return of capital distributions of $3,055,330 on April 5, 2005.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

2

GMO Strategic Balanced Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
69,260	GMO Core Plus Bond Fund, Class III	730,000
20,121	GMO Currency Hedged International Bond Fund, Class III	200,000
29,762	GMO Domestic Bond Fund, Class III	300,000
6,124	GMO Emerging Country Debt Fund, Class IV	70,000
50,548	GMO Emerging Markets Quality Fund, Class VI	378,100
36,929	GMO International Bond Fund, Class III	380,000
39,923	GMO International Growth Fund, Class III	1,040,000
37,209	GMO International Intrinsic Value Fund, Class IV	1,040,000
4,386	GMO International Small Companies Fund, Class III	75,000
7,367	GMO Real Estate Fund, Class III	115,000
22,127	GMO U.S. Core Fund, Class VI	310,000
30,531	GMO U.S. Quality Equity Fund, Class IV	610,000
	TOTAL MUTUAL FUNDS (COST $5,250,000)	5,248,100

	TOTAL INVESTMENTS — 100.0% (Cost $5,250,000)	5,248,100

	Other Assets and Liabilities (net) — 0.0%	—

	TOTAL NET ASSETS — 100.0%	$5,248,100

1

GMO Strategic Balanced Allocation Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Depreciation
$5,250,000	$—	$(1,900)	$(1,900)

Investments in affiliated issuers

The Fund makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers on May 31, 2005 (commencement of operations), is set forth below:

	Value, Beginning of		Sales	Dividend	Realized Gain	Value, end
Affiliate	Period	Purchases	Proceeds	Income	Distributions	of period
GMO Core Plus Bond Fund, Class III	$—	$730,000	$—	$—	$—	$730,000
GMO Currency Hedged International Bond Fund, Class III	—	200,000	—	—	—	200,000
GMO Domestic Bond Fund, Class III	—	300,000	—	—	—	300,000
GMO Emerging Country Debt Fund, Class IV	—	70,000	—	—	—	70,000
GMO Emerging Markets Quality Fund, Class VI	—	380,000	—	—	—	378,100
GMO International Bond Fund, Class III	—	380,000	—	—	—	380,000
GMO International Growth Fund, Class III	—	1,040,000	—	—	—	1,040,000
GMO International Intrinsic Value Fund, Class IV	—	1,040,000	—	—	—	1,040,000
GMO International Small Companies Fund, Class III	—	75,000	—	—	—	75,000
GMO Real Estate Fund, Class III	—	115,000	—	—	—	115,000
GMO U.S. Core Fund, Class VI	—	310,000	—	—	—	310,000
GMO U.S. Quality Equity Fund, Class IV	—	610,000	—	—	—	610,000

Totals	$—	$5,250,000	$—	$—	$—	$5,248,100

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

2

GMO Tax-Managed Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.2%

	Automotive — 2.9%
1,200	American Axle & Manufacturing Holdings, Inc.	24,840
4,625	ArvinMeritor, Inc.	66,600
1,800	BorgWarner, Inc.	96,228
2,000	Cooper Tire & Rubber Co.	38,080
5,000	Dana Corp.	67,750
7,800	Goodyear Tire & Rubber Co. (The) *	112,242
3,500	Lear Corp.	131,950
1,000	Superior Industries International, Inc.	22,650
1,600	Tenneco Automotive, Inc. *	24,000
9,500	Visteon Corp.	72,485
		656,825

	Construction — 15.4%
4,800	Anthracite Capital, Inc. REIT	55,968
1,300	Apartment Investment & Management Co.	48,230
500	Arden Realty, Inc. REIT	17,150
800	AvalonBay Communities, Inc. REIT	59,896
2,700	Beazer Homes USA, Inc.	144,342
600	BRE Properties, Inc.	23,124
300	CBL & Associates Properties, Inc. REIT	24,441
500	Centerpoint Properties Corp.	20,900
600	Emcor Group, Inc. *	28,500
900	First Industrial Realty Trust, Inc. REIT	34,920
500	Florida Rock Industries, Inc.	32,725
1,800	Fluor Corp.	103,410
2,100	Hovnanian Enterprises, Inc. *	130,410
800	Jacobs Engineering Group, Inc. *	42,064
5,200	KB Home	351,208
200	Kilroy Realty Corp. REIT	9,036
2,400	Lafarge North America, Inc.	144,888
600	M/I Schottenstein Homes, Inc.	30,288
2,774	MDC Holdings, Inc.	200,311
2,000	Meritage Homes Corp. *	145,440
3,700	MFA Mortgage Investments, Inc. REIT	26,233
1,600	Mission West Properties REIT	15,200
2,900	National Health Investors, Inc. REIT	77,343
1,950	New Century Financial Corp. REIT	99,352
700	New Plan Excel Realty Trust	18,858
200	NVR, Inc. *	151,800
400	Pan Pacific Retail Property, Inc.	25,540
600	Post Properties, Inc. REIT	19,680
2,100	Regency Centers Corp. REIT	117,285
3,600	Ryland Group, Inc.	246,600
500	Simpson Manufacturing Co., Inc.	14,370
1,700	St. Joe Co.	134,079
2,300	Standard-Pacific Corp.	184,276
400	Taubman Centers, Inc. REIT	12,696
600	Texas Industries, Inc.	27,612
1,600	Thornburg Mortgage, Inc. REIT	48,304
4,100	Toll Brothers, Inc. *	379,619
2,900	USG Corp. *	132,965
300	William Lyon Homes, Inc. *	27,000
2,300	York International Corp.	94,760
		3,500,823

See accompanying notes to the Schedule of Investments.

1

GMO Tax-Managed Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Consumer Goods — 3.6%
6,000	Alliance One International, Inc.	38,460
1,000	Bebe Stores, Inc.	38,510
1,800	Blyth, Inc.	51,012
400	Brunswick Corp.	17,216
1,600	Columbia Sportswear Co. *	72,192
700	Ethan Allen Interiors, Inc.	21,840
1,500	Fossil, Inc. *	32,025
2,000	Furniture Brands International, Inc.	40,220
600	Genlyte Group, Inc. *	26,736
500	Kellwood Co	12,580
1,300	La-Z-Boy, Inc.	17,355
900	Liz Claiborne, Inc.	33,795
4,700	Maytag Corp.	68,573
100	Reynolds American, Inc.	8,291
2,500	Steven Madden, Ltd. *	44,400
3,000	Timberland Co.-Class A *	110,580
3,200	Tupperware Corp.	72,320
1,800	Universal Corp.	79,920
1,000	Warnaco Group (The), Inc. *	21,340
900	Wolverine World Wide, Inc.	20,682
		828,047

	Financial — 16.3%
1,500	AG Edwards, Inc.	61,965
900	Amcore Financial, Inc.	25,074
700	American Capital Strategies, Ltd.	24,514
3,800	American Financial Group, Inc.	123,196
3,800	AmeriCredit Corp. *	94,506
1,200	AMERIGROUP Corp. *	47,088
3,000	AmerUs Group Co.	142,770
600	Arthur J. Gallagher & Co.	16,572
2,500	Associated Banc Corp.	83,550
3,150	Astoria Financial Corp.	86,751
2,100	Brown & Brown, Inc.	93,576
700	Camden National Corp.	24,101
625	Chittenden Corp.	16,406
600	City National Corp.	42,618
900	Colonial BancGroup (The), Inc.	20,061
600	Commerce Bancshares Inc	29,250
1,900	Commerce Group, Inc.	113,240
1,600	Commercial Federal Corp.	40,016
1,800	CompuCredit Corp. *	56,754
1,804	Delphi Financial Group, Inc.-Class A	76,490
800	Downey Financial Corp.	60,016
2,700	Eaton Vance Corp.	65,772
5,500	First American Corp.	212,850
600	FirstFed Financial Corp. *	32,508
2,700	FirstMerit Corp.	68,850
4,500	Flagstar Bancorp, Inc.	88,920
3,700	Fremont General Corp.	79,587
1,700	GATX Corp.	56,729
500	Genworth Financial, Inc.-Class A	14,495
1,000	Great Southern Bancorp, Inc.	31,210
3,100	Greater Bay Bancorp	77,903
1,000	Hudson United Bancorp	34,150
6,000	IMPAC Mortgage Holdings, Inc. REIT	119,400
1,600	IndyMac Bancorp, Inc.	65,840
900	Kansas City Life Insurance Co.	42,408
1,300	Landamerica Financial Group, Inc.	73,060

See accompanying notes to the Schedule of Investments.

2

GMO Tax-Managed Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

1,100	MAF Bancorp, Inc.	46,816
200	Mercury General Corp.	11,040
800	Nara Bancorp, Inc.	11,112
1,800	Nationwide Financial Services, Inc.-Class A	68,724
3,900	People’s Bank	110,409
2,300	PMI Group (The), Inc.	86,940
1,300	Pre-Paid Legal Services, Inc.	48,971
3,100	Protective Life Corp.	124,589
5,300	Providian Financial Corp. *	94,446
900	Raymond James Financial Corp	24,219
1,200	Redwood Trust, Inc. REIT	62,076
1,700	Reinsurance Group of America, Inc.	77,775
1,900	Ryder System, Inc.	69,806
1,100	StanCorp Financial Group, Inc.	82,335
1,200	Stewart Information Services Corp.	47,100
600	Student Loan Corp.	128,778
700	TCF Financial Corp.	18,123
1,900	Trustmark Corp.	54,283
1,000	United Rentals, Inc. *	20,080
2,506	Washington Federal, Inc.	57,187
1,200	Webster Financial Corp.	56,280
400	WellChoice, Inc. *	22,840
300	Westamerica Bancorporation	15,795
300	WFS Financial, Inc. *	14,625
500	Zenith National Insurance Corp.	31,675
		3,728,220

	Food & Beverage — 1.3%
900	American Italian Pasta Co.	20,709
1,400	Corn Products International, Inc.	30,926
1,600	Lancaster Colony Corp.	70,304
600	Mannatech, Inc.	9,666
1,500	Molson Coors Brewing Co.—Class B	87,705
1,300	Natures Sunshine Products, Inc.	21,411
300	Sanderson Farms, Inc.	11,370
300	Smithfield Foods, Inc. *	8,949
1,500	Tyson Foods, Inc.-Class A	27,690
300	USANA Health Sciences, Inc. *	13,170
		301,900

	Health Care — 9.4%
500	American Pharmaceutical Partners, Inc. *	21,960
1,300	Apria Healthcare Group *	40,950
600	Bausch & Lomb, Inc.	46,854
900	Biosite, Inc. *	49,239
1,000	Covance, Inc. *	43,660
300	DENTSPLY International, Inc.	17,115
800	Gentiva Health Services, Inc. *	12,712
800	Haemonetics Corp. *	32,560
5,100	Health Net, Inc. *	174,573
1,300	Henry Schein, Inc. *	52,377
600	Hologic, Inc. *	22,086
6,700	Humana, Inc. *	243,612
500	ICU Medical, Inc. *	16,485
1,300	Idexx Laboratories, Inc. *	75,049
800	Immucor Inc *	26,800
8,700	King Pharmaceuticals, Inc. *	82,302
4,100	Lincare Holdings, Inc. *	180,236
1,600	Owens & Minor, Inc.	49,600
3,500	Pacificare Health Systems, Inc. *	219,905

See accompanying notes to the Schedule of Investments.

3

GMO Tax-Managed Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

3,000	Pharmaceutical Product Development, Inc. *	145,140
1,800	PolyMedica Corp.	63,180
2,100	Priority Healthcare Corp.-Class B *	48,048
1,100	RehabCare Group, Inc. *	30,569
1,400	Renal Care Group, Inc. *	64,736
2,300	Res-Care, Inc. *	30,659
600	ResMed, Inc. *	37,482
300	Respironics, Inc. *	20,052
1,200	Techne Corp. *	55,920
400	Triad Hospitals, Inc. *	20,288
2,200	Universal Health Services, Inc.-Class B	128,546
900	Ventana Medical Systems, Inc. *	38,025
1,600	West Pharmaceutical Services, Inc.	44,544
		2,135,264

	Machinery — 2.8%
2,100	Cal Dive International, Inc. *	95,340
400	Carbo Ceramics, Inc.	28,656
700	Cummins, Inc.	47,565
1,800	FMC Technologies, Inc. *	56,790
1,000	Grant Prideco Inc *	24,020
800	Hydril *	41,528
800	Lincoln Electric Holdings, Inc.	26,208
1,500	Lone Star Technologies, Inc. *	62,175
1,700	Maverick Tube Corp. *	51,357
1,200	National-Oilwell Varco, Inc. *	54,000
1,300	Oceaneering International, Inc. *	47,450
2,600	Oil States International, Inc. *	60,216
1,000	Stewart & Stevenson Services Corp.	23,890
900	W-H Energy Services, Inc. *	19,503
		638,698

	Manufacturing — 3.7%
300	AptarGroup, Inc.	15,000
1,500	Ball Corp.	56,325
2,100	Bemis Co., Inc.	57,036
400	Clarcor Inc	11,236
6,000	Crown Holdings, Inc. *	89,340
800	Greif, Inc.-Class A	58,144
1,900	Kaman Corp.-Class A	29,393
1,000	Mine Safety Appliances Co.	45,810
300	Mobile Mini, Inc. *	11,076
1,300	Mueller Industries, Inc.	35,100
5,800	Owens-IIlinois, Inc. *	149,118
1,300	Pentair, Inc.	57,863
2,300	Shaw Group (The), Inc. *	46,345
2,000	Sonoco Products Co.	53,260
2,200	SPX Corp.	97,702
1,500	Standex International Corp.	40,140
		852,888

	Metals & Mining — 0.4%
800	Arch Coal, Inc.	38,760
300	Cleveland Cliffs, Inc.	17,589
700	Southern Peru Copper Corp.	32,522
		88,871

See accompanying notes to the Schedule of Investments.

4

GMO Tax-Managed Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Oil & Gas — 3.8%
600	Ashland, Inc.	40,980
1,200	Cimarex Energy Co. *	45,156
200	Frontier Oil Corp	9,782
800	Giant Industries, Inc. *	23,048
1,700	Helmerich & Payne, Inc.	70,499
2,300	Holly Corp.	87,929
2,700	Patterson-UTI Energy, Inc.	71,523
400	Penn Virginia Corp	16,508
1,100	Premcor, Inc.	74,657
3,600	Pride International, Inc. *	81,180
700	Remington Oil & Gas Corp. *	21,700
1,400	Stone Energy Corp. *	60,242
200	Sunoco, Inc.	20,514
3,700	Tesoro Corp.	161,320
1,200	Vintage Petroleum, Inc.	33,144
1,200	Western Gas Resources, Inc.	38,484
		856,666

	Primary Process Industry — 2.7%
700	Airgas, Inc.	16,800
8,000	AK Steel Holding Corp. *	61,200
1,000	Carpenter Technology Corp.	54,000
4,800	Commercial Metals Co.	125,568
1,800	Cytec Industries, Inc.	74,988
1,400	FMC Corp. *	77,630
700	Georgia Gulf Corp.	22,246
300	Lubrizol Corp.	11,811
800	Metal Management, Inc.	14,696
1,900	NS Group, Inc. *	54,758
200	Olympic Steel, Inc. *	3,140
1,300	Oregon Steel Mills, Inc. *	22,958
2,000	Ryerson Tull, Inc.	30,440
1,000	Steel Dynamics, Inc.	26,890
600	Steel Technologies, Inc.	12,000
		609,125

	Retail Stores — 9.0%
3,800	7-Eleven, Inc. *	113,430
2,700	Abercrombie & Fitch Co.-Class A	154,791
5,400	American Eagle Outfitters, Inc.	152,820
3,800	BJ’s Wholesale Club, Inc. *	114,570
8,000	Blockbuster, Inc.-Class A	73,040
900	Building Materials Holding Corp.	55,827
400	Cato Corp.-Class A	11,544
1,700	Chico’s FAS, Inc. *	58,157
500	Children’s Place *	23,355
1,800	Claire’s Stores, Inc.	42,444
500	Dillard’s, Inc.-Class A	11,960
4,000	Dollar Tree Stores, Inc. *	99,200
600	GameStop Corp.-Class A *	17,496
1,800	Great Atlantic & Pacific Tea Co. *	44,874
900	Group 1 Automotive, Inc. *	24,039
300	Guitar Center, Inc. *	17,097
1,700	Ingles Markets, Inc.-Class A	21,488
1,700	Insight Enterprises, Inc. *	33,286
1,000	Longs Drug Stores Corp.	41,040
3,500	Michaels Stores, Inc.	147,385
900	Nautilus Group, Inc.	24,093
500	Neiman-Marcus Group, Inc.-Class A	48,275
2,000	O’Reilly Automotive, Inc. *	111,100

See accompanying notes to the Schedule of Investments.

5

GMO Tax-Managed Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

1,500	Pantry (The), Inc. *	58,035
3,600	Pier 1 Imports, Inc.	60,444
3,650	Rent-A-Center, Inc. *	86,359
600	Ruddick Corp.	14,418
2,000	Shopko Stores, Inc. *	47,420
2,500	Sonic Automotive, Inc.	53,300
3,600	Supervalu, Inc.	117,936
1,900	United Auto Group, Inc.	58,520
2,100	Urban Outfitters, Inc. *	112,014
		2,049,757

	Services — 8.7%
400	Ameristar Casinos, Inc.	20,536
4,150	Applebee’s International, Inc.	113,170
2,250	Applied Industrial Technologies, Inc.	68,490
1,700	Argosy Gaming Co. *	78,829
1,500	Banta Corp.	65,880
2,000	Bob Evans Farms, Inc.	46,800
1,400	Bright Horizons Family Solutions, Inc. *	51,814
3,100	Brinker International, Inc. *	116,622
1,000	Brink’s Co. (The)	31,210
900	California Pizza Kitchen, Inc. *	21,600
3,100	Catalina Marketing Corp.	74,400
650	CEC Entertainment, Inc. *	26,357
1,600	CKE Restaurants Inc.	26,400
2,500	Darden Restaurants, Inc.	81,200
2,450	Factset Research Systems, Inc.	78,424
500	Iron Mountain, Inc. *	14,350
1,500	ITT Educational Services, Inc. *	68,085
2,800	Jack in the Box, Inc. *	116,144
1,200	Nash Finch Co.	42,696
600	O’Charley’s, Inc. *	11,142
3,500	Outback Steakhouse, Inc.	154,875
500	Panera Bread Co *	31,600
1,500	Papa John’s International, Inc. *	58,500
1,800	Penn National Gaming, Inc. *	58,626
2,100	Performance Food Group Co. *	56,826
600	PF Chang’s China Bistro, Inc. *	35,562
400	Portfolio Recovery Associates, Inc. *	15,764
1,200	Regis Corp.	45,336
2,700	Ryan’s Restaurant Group, Inc. *	37,692
2,500	Sabre Holdings Corp.	50,175
1,200	Servicemaster Co.	15,600
2,150	Sonic Corp. *	73,100
2,000	United Natural Foods, Inc. *	64,880
500	Valassis Communications Inc *	17,345
800	Weight Watchers International Inc. *	38,920
2,900	World Fuel Services Corp.	76,415
		1,985,365

	Technology — 10.1%
700	Agilysys, Inc.	10,766
500	Alliant Techsystems, Inc. *	35,850
1,100	Anixter International, Inc. *	41,591
900	Ansys, Inc. *	30,006
1,400	Anteon International Corp. *	61,866
2,800	Arrow Electronics, Inc. *	78,260
3,000	Avnet, Inc. *	62,760
1,100	BE Aerospace, Inc. *	15,917
800	Black Box Corp.	27,504

See accompanying notes to the Schedule of Investments.

6

GMO Tax-Managed Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

1,825	Brightpoint, Inc. *	34,310
600	Cabot Microelectronics Corp. *	18,798
2,200	CNET Networks, Inc. *	22,836
900	Comverse Technology, Inc. *	21,177
6,000	Convergys Corp. *	81,780
2,900	Cree, Inc. *	87,116
200	Cuno, Inc. *	14,220
300	Diebold, Inc.	15,018
600	EDO Corp.	17,082
2,000	Goodrich Corp.	83,720
4,200	Harris Corp.	120,708
800	Hutchinson Technology, Inc. *	33,096
2,300	Ikon Office Solutions, Inc.	22,287
8,800	Ingram Micro, Inc.-Class A *	139,128
1,100	Innovative Solutions & Support, Inc. *	38,104
1,300	Ixia *	23,907
2,000	Mantech International Corp.-Class A *	57,460
1,100	Maximus, Inc.	37,719
500	Micros Systems, Inc. *	22,490
700	Mykrolis Corp. *	9,443
2,000	Packeteer, Inc. *	23,740
1,300	Paxar Corp. *	22,906
1,200	Photronics, Inc. *	27,636
3,200	QLogic Corp. *	102,464
900	Quality Systems, Inc.	54,117
1,000	Reynolds & Reynolds, Inc. (The)-Class A	27,290
400	Sybron Dental Specialties, Inc. *	14,828
1,300	Synopsys, Inc. *	23,491
2,300	Syntel, Inc.	36,018
650	Take-Two Interactive Software, Inc. *	16,744
3,600	Tech Data Corp. *	129,240
500	Teledyne Technologies, Inc. *	15,810
900	THQ, Inc. *	25,101
1,600	Unisys Corp *	11,584
1,800	United Defense Industries, Inc.	134,118
1,900	United Stationers, Inc. *	93,157
3,075	Vishay Intertechnology, Inc. *	39,668
1,900	Websense, Inc. *	102,049
2,600	WESCO International, Inc. *	75,920
3,700	Western Digital Corp. *	55,537
		2,296,337

	Transportation — 2.8%
8,000	AMR Corp. *	103,200
1,400	Arkansas Best Corp.	45,822
1,400	C.H. Robinson Worldwide, Inc.	80,038
1,000	CNF, Inc.	44,550
4,700	Continental Airlines, Inc.-Class B *	65,142
1,050	Forward Air Corp.	28,193
1,300	Heartland Express Inc.	26,065
4,800	JB Hunt Transport Services, Inc.	96,384
1,700	Kansas City Southern *	33,983
2,200	Knight Transportation, Inc.	53,790
1,700	Landstar System, Inc. *	57,358
2,500	Northwest Airlines Corp.-Class A *	15,225
		649,750

	Utility — 6.3%
3,200	Allegheny Energy, Inc. *	77,376
800	Alliant Energy Corp.	22,080

See accompanying notes to the Schedule of Investments.

7

GMO Tax-Managed Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

16,200	Centerpoint Energy, Inc.	198,612
6,800	CMS Energy Corp. *	89,964
900	Duquesne Light Holdings, Inc.	17,127
3,400	El Paso Electric Co. *	68,238
1,400	Energy East Corp.	39,200
700	Equitable Resources, Inc.	44,492
900	Great Plains Energy, Inc.	28,350
500	j2 Global Communications, Inc. *	17,540
600	MDU Resources Group, Inc.	17,274
1,400	National Fuel Gas Co.	39,200
3,300	Nextel Partners Inc. *	78,375
500	NII Holdings, Inc.-Class B *	29,800
600	Northeast Utilities	11,886
1,200	NSTAR	70,248
2,600	OGE Energy Corp.	72,150
3,100	Pepco Holdings, Inc.	69,874
1,600	Pinnacle West Capital Corp.	70,592
1,900	PNM Resources, Inc.	55,366
1,300	Puget Energy, Inc.	29,575
1,300	Reliant Energy, Inc. *	15,990
1,000	SCANA Corp.	42,130
10,700	TECO Energy, Inc.	189,176
200	UIL Holdings Corp.	10,368
1,100	Wisconsin Energy Corp.	39,930
		1,444,913

	TOTAL COMMON STOCKS (COST $16,284,924)	22,623,449

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.9%

	Repurchase Agreement — 0.9%

198,180	Citigroup Global Markets Repurchase Agreements, dated 5/31/05, due 6/01/05, with a maturity value of $198,190, an effective yield of 1.68%, collateralized by a U.S. Treasury Bond with a rate of 8.125%, maturity date of 8/15/19, and a market value, including accrued interest of $202,145.	198,180

	TOTAL SHORT-TERM INVESTMENT (COST $198,180)	198,180

	TOTAL INVESTMENTS — 100.1% (Cost $16,483,104)	22,821,629

	Other Assets and Liabilities (net) — (0.1%)	(16,043)

	TOTAL NET ASSETS — 100.0%	$22,805,586

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust
*	Non-income producing security.

8

GMO Tax-Managed Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$16,483,104	$6,575,735	$(237,210)	$6,338,525

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

9

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.7%

	Automotive — 3.7%
78,969	Ford Motor Co.	788,111
25,441	General Motors Corp.	802,155
2,000	Genuine Parts Co.	85,920
18,200	Harley-Davidson, Inc.	892,346
3,500	Johnson Controls, Inc.	198,310
3,400	Lear Corp.	128,180
4,600	Paccar, Inc.	325,450
		3,220,472

	Construction — 1.9%
2,000	Centex Corp.	130,960
19,733	D.R. Horton, Inc.	682,170
600	Fluor Corp.	34,470
4,000	KB Home	270,160
3,100	Lennar Corp.-Class A	179,831
2,500	Masco Corp.	80,050
1,000	Plum Creek Timber Co., Inc.	35,050
2,700	Pulte Homes, Inc.	206,415
		1,619,106

	Consumer Goods — 5.8%
39,100	Altria Group, Inc.	2,625,174
4,400	Black & Decker Corp.	384,208
20,500	Eastman Kodak Co.	538,740
1,400	Harman International Industries, Inc.	116,004
8,600	Jones Apparel Group, Inc.	274,426
8,400	Liz Claiborne, Inc.	315,420
4,600	Mohawk Industries, Inc. *	383,732
800	VF Corp.	45,144
4,900	Whirlpool Corp.	337,120
		5,019,968

	Financial — 13.9%
10,200	Aflac, Inc.	423,810
5,850	AMBAC Financial Group, Inc.	422,077
2,100	AON Corp.	52,353
6,128	Bank of America Corp.	283,849
6,600	BB&T Corp.	263,604
2,100	Bear Stearns Cos. (The), Inc.	207,984
2,300	Capital One Financial Corp.	173,420
2,000	Citigroup, Inc.	94,220
6,200	Comerica, Inc.	346,456
2,598	Countrywide Financial Corp.	96,568
1,600	Erie Indemnity Co.-Class A	82,880
28,800	Fannie Mae	1,706,112
10,357	Fidelity National Financial, Inc.	372,748
4,900	Franklin Resources, Inc.	353,486
7,600	Freddie Mac	494,304
900	Goldman Sachs Group, Inc.	87,750
1,100	Hartford Financial Services Group, Inc.	82,269
11,710	JPMorgan Chase & Co.	418,632
1,700	KeyCorp	55,692
4,400	Lincoln National Corp.	200,332

See accompanying notes to the Schedule of Investments.

1

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

8,000	Loews Corp.	602,400
49,500	MBNA Corp.	1,043,955
8,500	MGIC Investment Corp.	521,390
14,800	National City Corp.	511,488
8,950	Old Republic International Corp.	222,497
6,600	PMI Group (The), Inc.	249,480
1,200	PNC Financial Services Group, Inc.	65,580
10,600	Providian Financial Corp. *	188,892
4,600	Radian Group, Inc.	211,048
1,664	Regions Financial Corp.	56,044
600	Suntrust Banks, Inc.	44,166
5,600	Torchmark Corp.	295,400
21,000	UnumProvident Corp.	385,560
800	Wachovia Corp.	40,600
33,400	Washington Mutual, Inc.	1,379,420
		12,036,466

	Food & Beverage — 0.8%
20,400	Sara Lee Corp.	413,916
9,100	Tyson Foods, Inc.-Class A	167,986
2,100	WM Wrigley Jr. Co.	143,367
		725,269

	Health Care — 18.2%
6,400	Abbott Laboratories	308,736
8,900	Aetna, Inc.	694,289
11,600	AmerisourceBergen Corp.	749,012
3,500	Bard (C.R.), Inc.	238,875
4,900	Becton, Dickinson & Co.	281,505
19,900	Bristol-Myers Squibb Co.	504,664
8,500	Cigna Corp.	826,625
3,700	Express Scripts, Inc. *	341,843
4,700	Guidant Corp.	347,283
1,600	Health Net, Inc. *	54,768
1,800	Humana, Inc. *	65,448
50,500	Johnson & Johnson	3,388,550
1,900	Lincare Holdings, Inc. *	83,524
21,600	McKesson Corp.	869,832
35,300	Merck & Co., Inc.	1,145,132
96,830	Pfizer, Inc.	2,701,557
23,000	Tenet Healthcare Corp. *	278,760
58,800	UnitedHealth Group, Inc.	2,856,504
		15,736,907

	Machinery — 1.0%
4,100	BJ Services Co.	206,435
3,800	Caterpillar, Inc.	357,618
4,700	Smith International, Inc.	276,172
		840,225

	Manufacturing — 1.0%
2,000	Ball Corp.	75,100
10,500	General Electric Co.	383,040
1,700	Pentair, Inc.	75,667
3,900	Textron, Inc.	301,431
		835,238

See accompanying notes to the Schedule of Investments.

2

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Oil & Gas — 10.0%
2,000	Amerada Hess Corp.	185,700
6,600	Anadarko Petroleum Corp.	499,620
12,000	Burlington Resources, Inc.	608,160
24,700	Chevron Corp.	1,328,366
5,700	EOG Resources, Inc.	284,373
72,200	Exxon Mobil Corp.	4,057,640
400	Kerr-McGee Corp.	29,544
1,600	Marathon Oil Corp.	77,584
10,900	Occidental Petroleum Corp.	796,899
1,300	Sunoco, Inc.	133,341
2,000	Unocal Corp.	113,980
8,100	Valero Energy Corp.	555,822
		8,671,029

	Primary Process Industry — 1.8%
1,800	Air Products and Chemicals, Inc.	108,414
13,200	Dow Chemical Co. (The)	597,828
1,000	Ecolab, Inc.	32,330
7,600	Nucor Corp.	402,496
1,100	PPG Industries, Inc.	71,929
4,200	Praxair, Inc.	196,854
3,000	Sherwin-Williams Co. (The)	133,350
		1,543,201

	Retail Stores — 13.2%
20,700	Albertson’s, Inc.	434,493
8,600	Autonation, Inc. *	171,914
11,200	Bed Bath & Beyond, Inc. *	455,280
1,500	CDW Corp.	87,270
2,500	Costco Wholesale Corp.	113,550
4,300	Dollar General Corp.	84,323
2,300	Dollar Tree Stores, Inc. *	57,040
86,900	Home Depot, Inc.	3,419,515
3,400	JC Penney Co., Inc. Holding Co.	169,184
18,000	Kroger Co. *	301,860
32,200	Lowe’s Cos., Inc.	1,842,162
1,600	Michaels Stores, Inc.	67,376
2,500	Ross Stores, Inc.	70,450
35,200	Safeway, Inc. *	774,752
7,000	Supervalu, Inc.	229,320
17,800	Target Corp.	955,860
18,800	TJX Cos., Inc.	431,084
19,800	Walgreen Co.	897,732
17,300	Wal-Mart Stores, Inc.	817,079
		11,380,244

	Services — 2.5%
1,800	Brinker International, Inc. *	67,716
6,100	Caesars Entertainment, Inc. *	131,455
4,200	Darden Restaurants, Inc.	136,416
5,200	Marriott International, Inc.-Class A	351,208
4,000	McDonald’s Corp.	123,760
3,200	MGM Mirage *	121,888
2,400	Omnicom Group	196,536
4,800	Outback Steakhouse, Inc.	212,400
2,000	Sabre Holdings Corp.	40,140
9,700	Starbucks Corp. *	531,075
5,100	Yum! Brands, Inc.	261,579
		2,174,173

See accompanying notes to the Schedule of Investments.

3

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Technology — 12.8%
20,400	Adobe Systems, Inc.	674,424
2,800	Affiliated Computer Services, Inc.-Class A *	144,844
11,800	Autodesk, Inc.	467,044
10,500	Boeing Co. (The)	670,950
1,600	Computer Sciences Corp. *	74,096
79,500	Dell, Inc. *	3,171,255
11,000	Electronic Data Systems Corp.	216,700
9,900	EMC Corp. *	139,194
26,000	First Data Corp.	983,580
3,500	Fiserv, Inc. *	150,500
700	Goodrich Corp.	29,302
7,200	Harris Corp.	206,928
2,700	Hewlett-Packard Co.	60,777
9,200	Intel Corp.	247,756
4,600	Lexmark International, Inc. *	314,824
14,700	Lockheed Martin Corp.	953,883
3,800	NCR Corp. *	139,194
14,600	Network Appliance, Inc. *	419,896
49,600	Oracle Corp. *	635,872
2,700	QLogic Corp. *	86,454
18,400	Qualcomm, Inc.	685,584
6,500	Rockwell Automation, Inc.	333,905
1,200	Rockwell Collins	59,268
3,000	W.W. Grainger, Inc.	163,170
		11,029,400

	Transportation — 1.3%
9,500	Burlington Northern Santa Fe Corp.	469,490
2,000	C.H. Robinson Worldwide, Inc.	114,340
5,100	Expeditors International of Washington, Inc.	259,998
6,600	JB Hunt Transport Services, Inc.	132,528
4,200	Norfolk Southern Corp.	134,064
		1,110,420

	Utility — 10.8%
5,500	AES Corp. (The) *	81,895
4,300	Alltel Corp.	250,131
14,500	American Electric Power Co., Inc.	517,505
45,980	AT&T Corp.	863,964
45,200	BellSouth Corp.	1,209,552
3,200	Centerpoint Energy, Inc.	39,232
700	Consolidated Edison, Inc.	31,857
1,700	DTE Energy Co.	80,818
13,700	Duke Energy Corp.	376,476
4,300	Edison International	158,025
12,000	El Paso Corp.	124,080
3,200	Entergy Corp.	229,856
9,200	Exelon Corp.	431,020
1,500	FirstEnergy Corp.	66,450
3,400	FPL Group, Inc.	138,210
1,200	Kinder Morgan, Inc.	93,252
1,300	NiSource, Inc.	31,330
11,100	PG&E Corp.	397,047
1,000	PPL Corp.	57,510
1,700	Progress Energy, Inc.	75,191
1,800	Public Service Enterprise Group, Inc.	99,900

See accompanying notes to the Schedule of Investments.

4

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

72,726	SBC Communications, Inc.	1,700,334
1,500	Sempra Energy	59,505
5,700	Southern Co. (The)	193,515
1,800	Sprint Corp.	42,642
800	TXU Corp.	64,224
51,942	Verizon Communications, Inc.	1,837,708
3,100	Xcel Energy, Inc.	57,133
		9,308,362

	TOTAL COMMON STOCKS (COST $79,204,328)	85,250,480

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 1.2%

	Repurchase Agreement — 1.2%

1,063,038	Citigroup Global Markets Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $1,063,088, and an effective yield of 1.68%, collateralized by a U.S. Treasury Bond with a rate of 8.125%, maturity date of 8/15/19, and a market value, including accrued interest of $1,084,300.	1,063,038

	TOTAL SHORT-TERM INVESTMENT (COST $1,063,038)	1,063,038

	TOTAL INVESTMENTS — 99.9%
	(Cost $80,267,366)	86,313,518

	Other Assets and Liabilities (net) — 0.1%	94,587

	TOTAL NET ASSETS — 100.0%	$86,408,105

Notes to Schedule of Investments:

*	Non-income producing security.

5

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$80,267,366	$8,595,431	$(2,549,279)	$6,046,152

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

6

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.7%

	Automotive — 4.1%
388,093	Ford Motor Co.	3,873,168
127,713	General Motors Corp. (a)	4,026,791
10,800	Genuine Parts Co.	463,968
68,000	Harley-Davidson, Inc.	3,334,040
29,200	Johnson Controls, Inc.	1,654,472
6,200	Lear Corp.	233,740
12,800	Paccar, Inc.	905,600
		14,491,779

	Construction — 2.2%
16,500	Centex Corp.	1,080,420
52,600	D.R. Horton, Inc.	1,818,382
10,600	Fluor Corp.	608,970
24,400	KB Home (a)	1,647,976
13,600	Lennar Corp.-Class A	788,936
28,400	Masco Corp.	909,368
4,300	Plum Creek Timber Co., Inc.	150,715
10,500	Pulte Homes, Inc. (a)	802,725
		7,807,492

	Consumer Goods — 2.8%
12,500	Black & Decker Corp.	1,091,500
75,900	Eastman Kodak Co.	1,994,652
200	Fortune Brands, Inc.	17,300
13,600	Gillette Co. (The)	717,264
8,300	Harman International Industries, Inc.	687,738
37,900	Jones Apparel Group, Inc.	1,209,389
13,400	Kimberly Clark Corp.	862,022
27,000	Liz Claiborne, Inc.	1,013,850
15,200	Mohawk Industries, Inc. * (a)	1,267,984
4,500	VF Corp.	253,935
13,100	Whirlpool Corp.	901,280
		10,016,914

	Financial — 13.2%
42,600	Aflac, Inc.	1,770,030
23,300	Allstate Corp. (The)	1,356,060
25,700	AMBAC Financial Group, Inc.	1,854,255
66,100	American International Group, Inc.	3,671,855
7,100	AON Corp.	177,003
30,706	Bank of America Corp.	1,422,302
8,700	BB&T Corp.	347,478
5,821	Bear Stearns Cos. (The), Inc.	576,512
27,900	Citigroup, Inc.	1,314,369
2,100	CNA Financial Corp. *	57,918
18,200	Comerica, Inc.	1,017,016
3,200	Countrywide Financial Corp.	118,944
79,400	Fannie Mae	4,703,656
55,955	Fidelity National Financial, Inc.	2,013,820
13,300	Franklin Resources, Inc.	959,462
72,500	Freddie Mac	4,715,400
15,600	Hartford Financial Services Group, Inc.	1,166,724
84,840	JPMorgan Chase & Co.	3,033,030

See accompanying notes to the Schedule of Investments.

1

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

12,000	KeyCorp	393,120
22,400	Lincoln National Corp.	1,019,872
10,500	Marsh & McLennan Cos., Inc.	304,920
125,700	MBNA Corp.	2,651,013
1,100	Metlife, Inc.	49,060
25,100	MGIC Investment Corp.	1,539,634
21,500	National City Corp.	743,040
29,700	Old Republic International Corp.	738,342
8,500	PMI Group (The), Inc.	321,300
8,600	PNC Financial Services Group, Inc.	469,990
12,400	Providian Financial Corp. *	220,968
14,000	Radian Group, Inc.	642,320
5,030	Regions Financial Corp.	169,410
22,800	Torchmark Corp.	1,202,700
66,800	UnumProvident Corp. (a)	1,226,448
16,700	Wachovia Corp.	847,525
100,700	Washington Mutual, Inc.	4,158,910
		46,974,406

	Food & Beverage — 1.4%
36,300	Coca Cola Enterprises, Inc.	794,244
6,000	McCormick & Co., Inc. (a)	203,040
100,300	Sara Lee Corp.	2,035,087
47,900	Tyson Foods, Inc.-Class A	884,234
17,200	WM Wrigley Jr. Co.	1,174,244
		5,090,849

	Health Care — 19.3%
21,400	Abbott Laboratories	1,032,336
39,900	Aetna, Inc.	3,112,599
22,400	AmerisourceBergen Corp.	1,446,368
14,100	Bard (C.R.), Inc.	962,325
10,200	Becton, Dickinson & Co.	585,990
39,300	Bristol-Myers Squibb Co.	996,648
41,500	Cigna Corp.	4,035,875
3,700	DENTSPLY International, Inc.	211,085
7,800	Express Scripts, Inc. *	720,642
12,008	Guidant Corp.	887,271
259,320	Johnson & Johnson	17,400,372
32,200	Lincare Holdings, Inc. *	1,415,512
54,800	McKesson Corp.	2,206,796
225,400	Merck & Co., Inc.	7,311,976
481,690	Pfizer, Inc.	13,439,151
5,300	Schering-Plough Corp.	103,350
113,900	Tenet Healthcare Corp. *	1,380,468
237,224	UnitedHealth Group, Inc.	11,524,342
		68,773,106

	Machinery — 0.3%
10,700	Caterpillar, Inc.	1,006,977

	Manufacturing — 2.0%
11,000	American Standard Cos., Inc.	470,800
8,300	Ball Corp.	311,665
10,500	Danaher Corp.	578,865
95,100	General Electric Co.	3,469,248
11,500	Honeywell International, Inc.	416,645
8,800	Illinois Tool Works, Inc.	742,984
16,000	Textron, Inc.	1,236,640
		7,226,847

See accompanying notes to the Schedule of Investments.

2

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Oil & Gas — 10.4%
1,400	Amerada Hess Corp.	129,990
14,600	Anadarko Petroleum Corp.	1,105,220
43,600	Burlington Resources, Inc.	2,209,648
141,200	Chevron Corp.	7,593,736
7,633	ConocoPhillips	823,143
26,300	EOG Resources, Inc.	1,312,107
305,000	Exxon Mobil Corp.	17,141,000
6,700	Marathon Oil Corp.	324,883
47,500	Occidental Petroleum Corp.	3,472,725
1,500	Sunoco, Inc.	153,855
7,800	Unocal Corp.	444,522
34,700	Valero Energy Corp.	2,381,114
		37,091,943

	Primary Process Industry — 1.6%
59,800	Dow Chemical Co. (The)	2,708,342
14,700	Ecolab, Inc.	475,251
33,000	Nucor Corp. (a)	1,747,680
5,500	PPG Industries, Inc.	359,645
6,400	Sherwin-Williams Co. (The)	284,480
		5,575,398

	Retail Stores — 12.2%
77,976	Albertson’s, Inc. (a)	1,636,716
35,900	Autonation, Inc. *	717,641
56,100	Bed Bath & Beyond, Inc. *	2,280,465
13,700	Costco Wholesale Corp.	622,254
10,600	Dollar General Corp.	207,866
382,800	Home Depot, Inc.	15,063,180
77,500	Kroger Co. *	1,299,675
103,100	Lowe’s Cos., Inc.	5,898,351
163,800	Safeway, Inc. *	3,605,238
27,700	Supervalu, Inc.	907,452
43,000	Target Corp.	2,309,100
53,200	TJX Cos., Inc.	1,219,876
62,100	Walgreen Co.	2,815,614
100,400	Wal-Mart Stores, Inc.	4,741,892
		43,325,320

	Services — 2.4%
9,800	Darden Restaurants, Inc.	318,304
24,600	Marriott International, Inc.-Class A	1,661,484
22,100	McDonald’s Corp.	683,774
12,800	MGM Mirage *	487,552
6,200	Omnicom Group	507,718
13,300	Outback Steakhouse, Inc.	588,525
48,600	Starbucks Corp. *	2,660,850
6,300	Sysco Corp.	234,108
25,800	Yum! Brands, Inc.	1,323,282
		8,465,597

See accompanying notes to the Schedule of Investments.

3

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Technology — 12.0%
65,600	Adobe Systems, Inc.	2,168,736
38,300	Autodesk, Inc.	1,515,914
25,900	Boeing Co. (The)	1,655,010
397,900	Dell, Inc. *	15,872,231
600	Diebold, Inc.	30,036
10,900	Electronic Data Systems Corp.	214,730
86,800	First Data Corp.	3,283,644
5,200	Harris Corp.	149,448
52,900	Intel Corp.	1,424,597
28,600	International Business Machines Corp.	2,160,730
18,300	Lexmark International, Inc. *	1,252,452
59,000	Lockheed Martin Corp.	3,828,510
103,400	Microsoft Corp.	2,667,720
39,900	Network Appliance, Inc. *	1,147,524
162,700	Oracle Corp. *	2,085,814
42,700	Qualcomm, Inc.	1,591,002
22,200	Rockwell Automation, Inc.	1,140,414
4,700	Rockwell Collins	232,133
5,900	W.W. Grainger, Inc.	320,901
		42,741,546

	Transportation — 1.5%
54,400	Burlington Northern Santa Fe Corp.	2,688,448
8,400	C.H. Robinson Worldwide, Inc.	480,228
24,100	Expeditors International of Washington, Inc.	1,228,618
29,000	JB Hunt Transport Services, Inc.	582,320
9,800	Norfolk Southern Corp.	312,816
		5,292,430

	Utility — 11.3%
14,900	AES Corp. (The) *	221,861
12,600	Alltel Corp.	732,942
33,900	American Electric Power Co., Inc.	1,209,891
150,206	AT&T Corp.	2,822,371
191,900	BellSouth Corp.	5,135,244
19,500	Centerpoint Energy, Inc.	239,070
3,800	Consolidated Edison, Inc.	172,938
11,700	DTE Energy Co.	556,218
35,900	Duke Energy Corp. (a)	986,532
23,300	Edison International	856,275
97,200	El Paso Corp.	1,005,048
12,300	Entergy Corp.	883,509
36,600	Exelon Corp.	1,714,710
5,800	FirstEnergy Corp.	256,940
16,600	FPL Group, Inc.	674,790
3,200	Kinder Morgan, Inc.	248,672
29,400	PG&E Corp. (a)	1,051,638
1,900	Pinnacle West Capital Corp.	83,828
4,800	PPL Corp.	276,048
7,300	Progress Energy, Inc.	322,879
7,900	Public Service Enterprise Group, Inc.	438,450
378,914	SBC Communications, Inc.	8,859,009
7,100	Sempra Energy	281,657
27,400	Southern Co. (The)	930,230
6,500	Sprint Corp.	153,985
100	Telephone & Data Systems, Inc.	3,875
100	Telephone & Data Systems, Inc.-Special Shares *	3,800
2,600	TXU Corp.	208,728
270,784	Verizon Communications, Inc.	9,580,338
11,800	Xcel Energy, Inc. (a)	217,474
		40,128,950

	TOTAL COMMON STOCKS (COST $323,801,273)	344,009,554

See accompanying notes to the Schedule of Investments.

4

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 1.6%

3,834,873	American Beacon Money Market Select Fund (b)	3,834,873
1,759,599	Dreyfus Cash Management Plus, Inc. Fund (b)	1,759,599
	TOTAL MUTUAL FUNDS (COST $5,594,472)	5,594,472

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 5.7%

	Cash Equivalent — 2.6%
9,062,541	Harris Trust & Savings Bank Eurodollar Time Deposit, 3.02%, due 06/06/05 (b)	9,062,541

	U.S. Government — 0.4%
1,500,000	U.S. Treasury Bill, 3.06%, due 9/22/05 (c) (d)	1,486,227

	Repurchase Agreement — 2.7%
9,605,779	Citigroup Global Markets Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $9,606,227, and an effective yield of 1.68%, collateralized by a U.S. Treasury Bond with a rate of 8.125%, maturity date of 8/15/19, and a market value, including accrued interest of $9,797,896.	9,605,779

	TOTAL SHORT-TERM INVESTMENTS (COST $20,154,007)	20,154,547

	TOTAL INVESTMENTS — 104.0%
	(Cost $349,549,752)	369,758,573

	Other Assets and Liabilities (net) — (4.0%)	(14,151,841)

	TOTAL NET ASSETS — 100.0%	$355,606,732

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities having a market value of $14,147,746 collateralized by cash in the amount of $14,657,013 which was invested in money market mutual funds and short-term cash equivalents.

(b)	All or a portion of this security represents investment of security lending collateral.
(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(d)	Rate shown represents yield-to-maturity.

5

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation

$353,205,687	$31,713,776	$(15,160,890)	$16,552,886

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Futures Contracts

Number				Net
of		Expiration	Contract	Unrealized
Contracts	Type	Date	Value	Appreciation

Buys

19	S&P 500	June 2005	$5,663,425	$88,548

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

6

GMO U.S. Core Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.0%

	Automotive — 4.0%
5,910,911	Ford Motor Co.	58,990,891
1,999,416	General Motors Corp. (a)	63,041,586
111,200	Genuine Parts Co.	4,777,152
999,900	Harley-Davidson, Inc.	49,025,097
356,745	Johnson Controls, Inc.	20,213,172
204,403	Lear Corp.	7,705,993
177,400	Paccar, Inc.	12,551,050
		216,304,941

	Construction — 2.4%
132,400	Centex Corp.	8,669,552
871,437	D.R. Horton, Inc.	30,125,577
180,600	Fluor Corp.	10,375,470
3,900	Georgia-Pacific Corp.	129,246
392,200	KB Home	26,489,188
305,400	Lennar Corp.-Class A	17,716,254
550,200	Masco Corp.	17,617,404
5,500	NVR, Inc. *	4,174,500
57,400	Plum Creek Timber Co., Inc.	2,011,870
155,900	Pulte Homes, Inc. (a)	11,918,555
		129,227,616

	Consumer Goods — 5.4%
2,332,100	Altria Group, Inc.	156,577,194
228,300	Black & Decker Corp.	19,935,156
4,800	Colgate-Palmolive Co.	239,856
1,164,649	Eastman Kodak Co.	30,606,976
96,026	Gillette Co. (The)	5,064,411
118,500	Harman International Industries, Inc.	9,818,910
333,100	Jones Apparel Group, Inc.	10,629,221
38,633	Kimberly Clark Corp.	2,485,261
384,300	Liz Claiborne, Inc.	14,430,465
236,200	Mohawk Industries, Inc. * (a)	19,703,804
2,200	Nike, Inc.-Class B	180,840
35,300	Reynolds American, Inc.	2,926,723
60,600	VF Corp.	3,419,658
241,500	Whirlpool Corp.	16,615,200
		292,633,675

	Financial — 12.9%
460,800	Aflac, Inc.	19,146,240
419,200	Allstate Corp. (The)	24,397,440
478,200	AMBAC Financial Group, Inc.	34,502,130
825,600	American International Group, Inc.	45,862,080
86,700	AON Corp.	2,161,431
529,266	Bank of America Corp.	24,515,601
114,600	BB&T Corp.	4,577,124
78,079	Bear Stearns Cos. (The), Inc.	7,732,944
342,600	Citigroup, Inc.	16,139,886
20,600	CNA Financial Corp. *	568,148
211,700	Comerica, Inc.	11,829,796
72,400	Countrywide Financial Corp.	2,691,108
1,602,254	Fannie Mae	94,917,527

See accompanying notes to the Schedule of Investments.

1

GMO U.S. Core Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

675,020	Fidelity National Financial, Inc.	24,293,970
209,400	Franklin Resources, Inc.	15,106,116
706,900	Freddie Mac	45,976,776
4,500	Friedman Billings Ramsey Group, Inc.-Class A	58,725
139,600	Hartford Financial Services Group, Inc.	10,440,684
984,758	JPMorgan Chase & Co.	35,205,099
134,900	KeyCorp	4,419,324
192,600	Lincoln National Corp.	8,769,078
232,200	Loews Corp.	17,484,660
514,100	Marsh & McLennan Cos., Inc.	14,929,464
5,050	MBIA, Inc.	282,447
2,181,418	MBNA Corp.	46,006,106
77,000	Metlife, Inc.	3,434,200
311,500	MGIC Investment Corp.	19,107,410
479,400	National City Corp.	16,568,064
258,600	Old Republic International Corp.	6,428,796
229,600	PMI Group (The), Inc.	8,678,880
61,600	PNC Financial Services Group, Inc.	3,366,440
156,600	Providian Financial Corp. *	2,790,612
225,400	Radian Group, Inc.	10,341,352
43,426	Regions Financial Corp.	1,462,588
20,500	Suntrust Banks, Inc.	1,509,005
291,700	Torchmark Corp.	15,387,175
1,185,100	UnumProvident Corp.	21,758,436
186,700	Wachovia Corp.	9,475,025
1,501,923	Washington Mutual, Inc.	62,029,420
		694,351,307

	Food & Beverage — 1.1%
419,651	Coca Cola Enterprises, Inc.	9,181,964
20,100	ConAgra Foods, Inc.	525,615
21,900	Hormel Foods Corp.	648,678
988,300	Sara Lee Corp.	20,052,607
679,100	Tyson Foods, Inc.-Class A	12,536,186
198,900	WM Wrigley Jr. Co.	13,578,903
		56,523,953

	Health Care — 18.0%
286,100	Abbott Laboratories	13,801,464
515,722	Aetna, Inc.	40,231,473
401,200	AmerisourceBergen Corp.	25,905,484
155,700	Bard (C.R.), Inc.	10,626,525
94,728	Becton, Dickinson & Co.	5,442,124
761,652	Bristol-Myers Squibb Co.	19,315,495
567,200	Cigna Corp.	55,160,200
55,300	DENTSPLY International, Inc.	3,154,865
3,500	Eli Lilly & Co.	204,050
237,100	Express Scripts, Inc. *	21,905,669
57,000	Guidant Corp.	4,211,730
25,500	Health Net, Inc. *	872,865
3,661,700	Johnson & Johnson	245,700,070
371,266	Lincare Holdings, Inc. *	16,320,853
773,300	McKesson Corp.	31,140,791
3,592,500	Merck & Co., Inc.	116,540,700
6,650,280	Pfizer, Inc.	185,542,812
48,500	Schering-Plough Corp.	945,750
1,040,500	Tenet Healthcare Corp. *	12,610,860
3,332,502	UnitedHealth Group, Inc.	161,892,947
631	Wyeth	27,366
		971,554,093

See accompanying notes to the Schedule of Investments.

2

GMO U.S. Core Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Machinery — 0.2%
121,400	Caterpillar, Inc.	11,424,954
3,800	Deere & Co.	251,370
		11,676,324

	Manufacturing — 1.6%
243,060	American Standard Cos., Inc.	10,402,968
116,300	Ball Corp.	4,367,065
113,400	Danaher Corp.	6,251,742
893,000	General Electric Co.	32,576,640
113,400	Illinois Tool Works, Inc.	9,574,362
68,400	Pentair, Inc.	3,044,484
84,800	SPX Corp.	3,765,968
213,300	Textron, Inc.	16,485,957
		86,469,186

	Oil & Gas — 10.2%
21,300	Amerada Hess Corp.	1,977,705
227,800	Anadarko Petroleum Corp.	17,244,460
688,396	Burlington Resources, Inc.	34,887,909
1,864,400	Chevron Corp.	100,267,432
106,826	ConocoPhillips	11,520,116
453,400	EOG Resources, Inc.	22,620,126
4,468,800	Exxon Mobil Corp.	251,146,560
12,500	Kerr-McGee Corp. (a)	923,250
67,800	Marathon Oil Corp.	3,287,622
46,500	Murphy Oil Corp.	4,545,375
685,400	Occidental Petroleum Corp.	50,109,594
42,300	Sunoco, Inc.	4,338,711
241,794	Unocal Corp.	13,779,840
480,100	Valero Energy Corp.	32,944,462
		549,593,162

	Primary Process Industry — 1.8%
98,800	Air Products and Chemicals, Inc.	5,950,724
886,600	Dow Chemical Co. (The)	40,154,114
180,600	Ecolab, Inc.	5,838,798
521,700	Nucor Corp.	27,629,232
88,700	PPG Industries, Inc.	5,800,093
165,700	Praxair, Inc.	7,766,359
23,200	Sherwin-Williams Co. (The)	1,031,240
		94,170,560

	Retail Stores — 12.0%
919,021	Albertson’s, Inc. (a)	19,290,251
456,600	Autonation, Inc. *	9,127,434
893,400	Bed Bath & Beyond, Inc. *	36,316,710
288,200	Costco Wholesale Corp.	13,090,044
449,600	Dollar General Corp.	8,816,656
22,900	Dollar Tree Stores, Inc. *	567,920
5,533,304	Home Depot, Inc.	217,735,512
1,517,800	Kroger Co. *	25,453,506
1,528,800	Lowe’s Cos., Inc.	87,462,648
54,300	May Department Stores Co. (The)	2,072,088
84,900	Michaels Stores, Inc.	3,575,139
17,500	Ross Stores, Inc.	493,150

See accompanying notes to the Schedule of Investments.

3

GMO U.S. Core Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

1,771,400	Safeway, Inc. *	38,988,514
270,300	Supervalu, Inc.	8,855,028
941,000	Target Corp.	50,531,700
889,236	TJX Cos., Inc.	20,390,181
854,100	Walgreen Co.	38,724,894
1,336,400	Wal-Mart Stores, Inc.	63,118,172
		644,609,547

	Services — 2.4%
137,800	Darden Restaurants, Inc.	4,475,744
418,500	Marriott International, Inc.-Class A	28,265,490
383,574	McDonald’s Corp.	11,867,780
182,000	MGM Mirage *	6,932,380
150,300	Omnicom Group	12,308,067
195,100	Outback Steakhouse, Inc.	8,633,175
595,300	Starbucks Corp. *	32,592,675
437,400	Yum! Brands, Inc.	22,434,246
		127,509,557

	Technology — 11.3%
1,045,400	Adobe Systems, Inc.	34,560,924
606,760	Autodesk, Inc.	24,015,561
4,902	Avaya, Inc. *	44,853
1,100	Avery Dennison Corp.	57,695
368,900	Boeing Co. (The)	23,572,710
6,100	Cadence Design Systems, Inc. *	85,217
5,291,000	Dell, Inc. *	211,057,990
300	Diebold, Inc.	15,018
198,300	Electronic Data Systems Corp.	3,906,510
1,299,500	First Data Corp.	49,160,085
606	General Dynamics Corp.	65,436
72,000	Harris Corp.	2,069,280
429,500	Hewlett-Packard Co.	9,668,045
817,600	Intel Corp.	22,017,968
283,500	International Business Machines Corp.	21,418,425
274,400	Lexmark International, Inc. *	18,779,936
921,200	Lockheed Martin Corp.	59,776,668
1,155,900	Microsoft Corp.	29,822,220
662,500	Network Appliance, Inc. *	19,053,500
500	Northrop Grumman Corp.	27,860
2,274,700	Oracle Corp. *	29,161,654
611,600	Qualcomm, Inc.	22,788,216
150,800	Raytheon Co.	5,905,328
218,100	Rockwell Automation, Inc.	11,203,797
66,300	Rockwell Collins	3,274,557
123,200	W.W. Grainger, Inc.	6,700,848
		608,210,301

	Transportation — 1.5%
876,495	Burlington Northern Santa Fe Corp.	43,316,383
113,000	C.H. Robinson Worldwide, Inc.	6,460,210
5,800	CSX Corp.	241,164
315,800	Expeditors International of Washington, Inc.	16,099,484
557,800	JB Hunt Transport Services, Inc. (a)	11,200,624
170,130	Norfolk Southern Corp.	5,430,550
		82,748,415

See accompanying notes to the Schedule of Investments.

4

GMO U.S. Core Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Utility — 10.2%
337,799	AES Corp. (The) *	5,029,827
178,900	Alltel Corp.	10,406,613
521,200	American Electric Power Co., Inc.	18,601,628
2,188,571	AT&T Corp.	41,123,249
2,151,700	BellSouth Corp.	57,579,492
513,100	Centerpoint Energy, Inc.	6,290,606
49,500	Consolidated Edison, Inc.	2,252,745
1,300	Constellation Energy Group, Inc.	69,485
140,200	DTE Energy Co.	6,665,108
542,000	Duke Energy Corp.	14,894,160
331,100	Edison International	12,167,925
1,055,700	El Paso Corp.	10,915,938
261,400	Entergy Corp.	18,776,362
558,900	Exelon Corp.	26,184,465
63,000	FirstEnergy Corp.	2,790,900
204,200	FPL Group, Inc.	8,300,730
67,300	Kinder Morgan, Inc.	5,229,883
538,300	PG&E Corp. (a)	19,254,991
26,600	Pinnacle West Capital Corp.	1,173,592
59,900	PPL Corp.	3,444,849
81,600	Progress Energy, Inc.	3,609,168
100,500	Public Service Enterprise Group, Inc.	5,577,750
4,542,482	SBC Communications, Inc.	106,203,229
92,700	Sempra Energy	3,677,409
536,900	Southern Co. (The)	18,227,755
89,302	Sprint Corp.	2,115,564
800	TECO Energy, Inc.	14,144
34,900	TXU Corp.	2,801,772
3,836,222	Verizon Communications, Inc.	135,725,534
166,300	Xcel Energy, Inc.	3,064,909
		552,169,782

	TOTAL COMMON STOCKS (COST $4,865,961,244)	5,117,752,419

	MUTUAL FUNDS — 0.6%
23,803,528	American Beacon Money Market Select Fund (b)	23,803,528
10,922,048	Dreyfus Cash Management Plus, Inc. Fund (b)	10,922,048
	TOTAL MUTUAL FUNDS (COST $34,725,576)	34,725,576

See accompanying notes to the Schedule of Investments.

5

GMO U.S. Core Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 5.9%

	Cash Equivalent — 1.1%
56,252,310	Harris Trust & Savings Bank Eurodollar Time Deposit, 3.02%, due 06/06/05 (b)	56,252,310

	U.S. Government — 0.2%
13,000,000	U.S. Treasury Bill, 3.06%, due 9/22/05 (c) (d)	12,880,634

	Repurchase Agreement — 4.6%
246,020,935	Citigroup Global Markets Repurchase Agreements, dated 5/31/05, due 6/01/05, with a maturity value of $246,032,416, an effective yield of 1.68%, collateralized by a U.S. Treasury Bond with a rate of 8.125%, maturity date of 8/15/19, and a market value, including accrued interest of $250,941,354.	246,020,935

	TOTAL SHORT-TERM INVESTMENTS (COST $315,149,196)	315,153,879

	TOTAL INVESTMENTS — 101.5%
	(Cost $5,215,836,016)	5,467,631,874

	Other Assets and Liabilities (net) — (1.5%)	(78,569,777)

	TOTAL NET ASSETS — 100.0%	$5,389,062,097

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities having a market value of $87,135,812 collateralized by cash in the amount of $90,977,886 which was invested in money market mutual funds and short-term cash equivalents.

(b)	All or a portion of this security represents investment of security lending collateral.
(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(d)	Rate shown represents yield-to-maturity.

6

GMO U.S. Core Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$5,231,775,508	$478,717,970	$(242,861,604)	$235,856,366

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Futures Contracts

Number of		Expiration	Contract	Net Unrealized
Contracts	Type	Date	Value	Appreciation

Buys

594	S&P 500	June 2005	$177,056,550	$3,941,065

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

7

GMO U.S. Sector Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
152,655	GMO Real Estate Fund, Class III	2,382,947
236,856	GMO Small Cap Growth Fund, Class III	5,180,036
512,987	GMO Small Cap Value Fund, Class III	6,345,648
7,836,272	GMO U.S. Core Fund, Class III	109,942,894
1,328,845	GMO U.S. Quality Equity Fund, Class III	26,537,033
	TOTAL MUTUAL FUNDS (COST $139,627,370)	150,388,558

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.0%

	Repurchase Agreement — 0.0%
16,612	Citigroup Global Markets Repurchase Agreements, dated 5/31/05, due 6/01/05, with a maturity value of $16,613 and an effective yield of 1.68%, collateralized by a U.S. Treasury Bond with a rate of 8.125%, maturity date of 8/15/19 and market value, including accrued interest of $16,945.	16,612

	TOTAL SHORT-TERM INVESTMENT (COST $16,612)	16,612

	TOTAL INVESTMENTS — 100.0%
	(Cost $139,643,982)	150,405,170

	Other Assets and Liabilities (net) — 0.0%	(14,036)

	TOTAL NET ASSETS — 100.0%	$150,391,134

1

GMO U.S. Sector Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$139,826,336	$10,578,834	$—	$10,578,834

Investments in affiliated issuers

The Fund makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the three months ended May 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Real Estate Fund, Class III	4,290,702	—	2,200,000	—	—	2,382,947
GMO Small Cap Growth Fund, Class III	5,194,424	6,860	—	6,860	—	5,180,036
GMO Small Cap Value Fund, Class III	6,300,437	49,365	—	49,365	—	6,345,648
GMO U.S. Core Fund, Class III	109,034,777	2,826,110	—	626,110	—	109,942,894
GMO U.S. Quality Equity Fund, Class III	26,554,454	62,310	—	62,310	—	26,537,033
Totals	$151,374,794	$2,944,645	$2,200,000	$744,645	$—	$150,388,558

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

2

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.5%

	Automotive — 2.2%
440,600	Harley-Davidson, Inc.	21,602,618
262,200	Johnson Controls, Inc.	14,856,252
		36,458,870

	Consumer Goods — 3.1%
159,500	Colgate-Palmolive Co.	7,970,215
94,100	Liz Claiborne, Inc.	3,533,455
137,800	Mohawk Industries, Inc. *	11,495,276
507,600	Procter & Gamble Co.	27,994,140
		50,993,086

	Financial — 2.6%
374,600	Aflac, Inc.	15,564,630
375,800	Jefferson Pilot Corp.	18,940,320
172,500	Torchmark Corp.	9,099,375
		43,604,325

	Food & Beverage — 2.6%
272,400	PepsiCo, Inc.	15,336,120
1,392,300	Sara Lee Corp.	28,249,767
		43,585,887

	Health Care — 28.5%
158,800	Abbott Laboratories	7,660,512
274,300	Bristol-Myers Squibb Co.	6,956,248
163,300	DENTSPLY International, Inc.	9,316,265
20,600	Eli Lilly & Co.	1,200,980
96,532	Guidant Corp.	7,132,749
1,464,300	Johnson & Johnson	98,254,530
119,700	McKesson Corp.	4,820,319
244,800	Medtronic, Inc.	13,158,000
2,941,400	Merck & Co., Inc.	95,419,016
3,669,200	Pfizer, Inc.	102,370,680
15,300	Quest Diagnostics, Inc.	1,606,500
2,225,800	UnitedHealth Group, Inc.	108,129,364
421,300	Wyeth	18,271,781
		474,296,944

	Manufacturing — 1.4%
323,800	American Standard Cos., Inc.	13,858,640
83,500	United Technologies Corp.	8,909,450
		22,768,090

	Oil & Gas — 4.3%
465,300	Chevron Corp.	25,023,834
819,200	Exxon Mobil Corp.	46,039,040
		71,062,874

See accompanying notes to the Schedule of Investments.

1

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Retail Stores — 18.2%
84,600	Abercrombie & Fitch Co.-Class A	4,850,118
128,400	Albertson’s, Inc.	2,695,116
17,900	Autozone, Inc. *	1,620,308
392,500	Bed Bath & Beyond, Inc. *	15,955,125
81,600	CDW Corp.	4,747,488
250,400	Dollar General Corp.	4,910,344
67,300	Family Dollar Stores, Inc.	1,727,591
2,755,600	Home Depot, Inc.	108,432,860
1,134,500	Lowe’s Cos., Inc.	64,904,745
515,550	Staples, Inc.	11,099,791
79,000	Supervalu, Inc.	2,588,040
349,847	Target Corp.	18,786,784
992,500	Walgreen Co.	44,999,950
330,200	Wal-Mart Stores, Inc.	15,595,346
33,000	Williams-Sonoma, Inc. *	1,297,890
		304,211,496

	Services — 2.6%
520,900	McDonald’s Corp.	16,116,646
167,200	Omnicom Group	13,692,008
174,183	Outback Steakhouse, Inc.	7,707,598
164,500	Sysco Corp.	6,112,820
		43,629,072

	Technology — 12.7%
179,000	Affiliated Computer Services, Inc.-Class A *	9,259,670
2,419,400	Dell, Inc. *	96,509,866
905,000	First Data Corp.	34,236,150
303,400	Fiserv, Inc. *	13,046,200
202,300	Lexmark International, Inc. *	13,845,412
1,282,500	Microsoft Corp.	33,088,500
876,000	Oracle Corp. *	11,230,320
32,400	QLogic Corp. *	1,037,448
		212,253,566

	Transportation — 0.6%
199,400	Expeditors International of Washington, Inc.	10,165,412

	Utility — 11.7%
76,100	Alltel Corp.	4,426,737
2,091,400	BellSouth Corp.	55,965,864
2,067,200	SBC Communications, Inc.	48,331,136
2,440,983	Verizon Communications, Inc.	86,361,979
		195,085,716

	TOTAL COMMON STOCKS (COST $1,493,485,077)	1,508,115,338

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 6.7%

	U.S. Government — 0.2%
3,000,000	U.S. Treasury Bill, 3.06%, due 9/22/05 (a) (b)	2,972,454

See accompanying notes to the Schedule of Investments.

2

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Repurchase Agreements — 6.5%
81,505,882	Citigroup Global Markets Repurchase Agreement, dated 5/31/05, due 6/01/05, with a maturity value of $81,509,686, and an effective yield of 1.68%, collateralized by a U.S. Treasury Bond with a rate of 8.125%, maturity date of 8/15/19, and a market value, including accrued interest of $83,136,001.	81,505,882
26,034,902	Morgan Stanley Repurchase Agreement, dated 5/31/05, due 6/01/05, with a maturity value of $26,036,132, and an effective yield of 1.70%, collateralized by a U.S. Treasury Inflation Indexed Note with a rate of 3.00%, maturity date of 7/15/12, and a market value, including accrued interest of $26,555,601.	26,034,902
		107,540,784

	TOTAL SHORT-TERM INVESTMENTS (COST $110,512,158)	110,513,238

	TOTAL INVESTMENTS — 97.2%
	(Cost $1,603,997,235)	1,618,628,576

	Other Assets and Liabilities (net) — 2.8%	47,502,932

	TOTAL NET ASSETS — 100.0%	$1,666,131,508

	Notes to Schedule of Investments:

*	Non-income producing security.
(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(b)	Rate shown represents yield-to-maturity.

3

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$1,606,033,116	$71,123,552	$(58,528,092)	$12,595,460

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Futures Contracts

Number of			Contract	Net Unrealized
Contracts	Type	Expiration Date	Value	Appreciation

Buys

147	S&P 500	June 2005	$43,817,025	$465,281

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

4

GMO Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.4%

	Consumer Discretionary — 20.0%
11,700	Applebee’s International, Inc.	319,059
8,600	Bed Bath & Beyond, Inc. *	349,590
27,600	Cendant Corp.	585,396
49,100	Dollar General Corp.	962,851
15,400	Federated Department Stores	1,038,730
57,500	Home Depot, Inc.	2,262,625
19,700	Jones Apparel Group, Inc.	628,627
15,300	Kimberly Clark Corp.	984,249
17,900	Liz Claiborne, Inc.	672,145
22,000	Lowe’s Cos., Inc.	1,258,620
43,000	News Corp., Inc.-Class A	693,590
31,100	Time Warner, Inc. *	541,140
26,600	Viacom, Inc.-Class B	912,114
12,200	Walt Disney Co	334,768
		11,543,504

	Consumer Staples — 8.2%
24,900	Altria Group, Inc.	1,671,786
15,900	Dean Foods Co. *	619,623
25,000	Kroger Co. *	419,250
3,800	Molson Coors Brewing Co.-Class B	222,186
47,700	Sara Lee Corp.	967,833
26,000	Supervalu, Inc.	851,760
		4,752,438

	Financial Services — 22.6%
22,200	Allstate Corp. (The)	1,292,040
7,000	AMBAC Financial Group, Inc.	505,050
10,800	American International Group, Inc.	599,940
20,100	Bank of America Corp.	931,032
7,600	Capital One Financial Corp.	573,040
2,000	Chubb Corp.	168,460
6,000	Cigna Corp.	583,500
31,400	Citigroup, Inc.	1,479,254
21,100	CNA Financial Corp. *	581,938
2,100	Fannie Mae	124,404
15,400	First Data Corp.	582,582
2,600	Freddie Mac	169,104
8,500	Hartford Financial Services Group, Inc.	635,715
12,100	Marsh & McLennan Cos., Inc.	351,384
33,700	MBNA Corp.	710,733
14,600	Metlife, Inc.	651,160
10,500	Morgan Stanley	514,080
9,600	National City Corp.	331,776
31,400	Old Republic International Corp.	780,604
7,800	Protective Life Corp.	313,482
17,000	Providian Financial Corp. *	302,940
9,500	Radian Group, Inc.	435,860
3,500	Torchmark Corp.	184,625
7,000	Washington Mutual, Inc.	289,100
		13,091,803

See accompanying notes to the Schedule of Investments.

1

GMO Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Health Care — 13.8%
3,400	Guidant Corp.	251,226
39,100	Johnson & Johnson	2,623,610
49,300	Merck & Co., Inc.	1,599,292
98,800	Pfizer, Inc.	2,756,520
15,800	UnitedHealth Group, Inc.	767,564
		7,998,212

	Integrated Oils — 3.9%
10,800	Chevron Corp.	580,824
6,000	ConocoPhillips	647,040
18,400	Exxon Mobil Corp.	1,034,080
		2,261,944

	Materials & Processing — 1.2%
10,200	Ashland, Inc.	696,660

	Other — 3.0%
28,200	General Electric Co.	1,028,736
11,500	Honeywell International, Inc.	416,645
4,700	Johnson Controls, Inc.	266,302
		1,711,683

	Producer Durables — 5.9%
4,700	Centex Corp.	307,756
7,800	KB Home (a)	526,812
2,500	Lennar Corp.-Class A	145,025
9,700	Lexmark International, Inc. *	663,868
9,600	Pulte Homes, Inc. (a)	733,920
2,200	Ryland Group, Inc.	150,700
6,800	Standard-Pacific Corp.	544,816
3,000	United Technologies Corp.	320,100
		3,392,997

	Technology — 8.0%
51,400	Dell, Inc. *	2,050,346
43,900	Hewlett-Packard Co.	988,189
18,800	Ingram Micro, Inc.-Class A *	297,228
49,400	Microsoft Corp.	1,274,520
		4,610,283

	Utilities — 9.8%
16,200	American Electric Power Co., Inc.	578,178
39,200	BellSouth Corp.	1,048,992
14,600	Iowa Telecommunications Services, Inc.	274,480
75,200	SBC Communications, Inc.	1,758,176
18,200	Sempra Energy	721,994
35,700	Verizon Communications, Inc.	1,263,066
		5,644,886

	TOTAL COMMON STOCKS (COST $51,789,532)	55,704,410

See accompanying notes to the Schedule of Investments.

2

GMO Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 0.8%
334,691	American Beacon Money Market Select Fund (b)	334,691
153,570	Dreyfus Cash Management Plus, Inc. Fund (b)	153,570
	TOTAL MUTUAL FUNDS (COST $488,261)	488,261

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 6.6%

	Cash Equivalent — 1.4%
790,939	Harris Trust & Savings Bank Eurodollar Time Deposit, 3.02%, due 06/06/05 (b)	790,939

	Repurchase Agreements — 5.2%
2,955,419	Citigroup Global Markets Repurchase Agreement, dated 5/31/05, due 6/01/05, with a maturity value of $2,955,557 and an effective yield of 1.68%, collateralized by a U.S. Treasury Note with a rate of 8.125%, maturity date of 8/15/19 and market value, including accrued interest of $3,014,528.	2,955,419
75,140	Morgan Stanley Repurchase Agreement, dated 5/31/05, due 6/01/05, with a maturity value of $75,140 and an effective yield of 1.70%, collateralized by a U.S. Treasury Bond with a rate of 3.00%, maturity date of 7/15/12 and market value, including accrued interest of $76,643.	75,140
		3,030,559

	TOTAL SHORT-TERM INVESTMENTS (COST $3,821,498)	3,821,498

	TOTAL INVESTMENTS — 103.8%
	(Cost $56,099,291)	60,014,169

	Other Assets and Liabilities (net) — (3.8%)	(2,203,946)

	TOTAL NET ASSETS — 100.0%	$57,810,223

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2005, the Fund had loaned securities having a market value of $1,260,732 collateralized by cash in the amount of $1,279,200 which was invested in money market mutual funds and short-term cash equivalents.

(b)	All or a portion of this security represents investment of security lending collateral.

3

GMO Value Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)

May 31, 2005 (Unaudited)

At May 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$56,691,839	$4,708,882	$(1,386,552)	$3,322,330

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

4

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 75.0%

	Asset-Backed Securities — 68.8%

	Auto Financing — 7.1%
7,000,000	ARG Funding Corp., Series 2005-2A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + .14%, 3.23%, due 05/20/09	7,000,000
7,000,000	Daimler Chrysler Auto Trust, Series 2005-B, Class A1, 144A, 3.26%, due 05/08/06	7,000,000
5,750,000	Daimler Chrysler Master Owner Trust Series 04-B Class A, Variable Rate, 1 mo. LIBOR + .01%, 3.10%, due 08/17/09	5,751,797
7,000,000	Daimler Chrysler Master Owner Trust, Series 2004-A, Class A, Variable Rate, 1 mo. LIBOR + .25%, 3.11%, due 01/15/09	7,002,187
4,000,000	GE Dealer Floorplan Master Note Trust, Series 2005-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 3.13%, due 04/20/10	3,997,600
7,000,000	Nissan Master Owner Trust Receivables, Series 2003-A, Class A, 3.28%, due 09/15/08	7,004,375
10,000,000	Superior Wholesale Inventory Financing Trust Series 04-A10 Class A, Variable Rate, 1 mo. LIBOR + .10%, 3.19%, due 09/15/11	9,947,000
7,000,000	Triad Auto Receivables Owner Trust, Series 2005-A, Class A1, 3.30%, due 06/12/06	6,999,230
3,000,000	Wachovia Auto Owner Trust, Series 2005-A, Class A1, 3.34%, due 05/22/06	2,999,062
		57,701,251

	Business Loans — 2.7%
4,857,060	Bayview Commercial Asset Trust Series 04-3 Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 3.46%, due 01/25/35	4,858,578
5,876,411	Capitalsource Commercial Loan Trust, Series 2005-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 3.18%, due 03/22/10	5,876,411
5,978,958	Lehman Brothers Small Balance Commercial, Series 2005-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .25%, 3.34%, due 10/01/10	5,978,958
5,000,000	Navistar Financial Dealer Note Master Trust Series 05-1 Class A, Variable Rate, 1 mo. LIBOR + .11%, 3.20%, due 02/25/13	5,000,000
		21,713,947

	Credit Cards — 15.2%
6,000,000	Advanta Business Card Master Trust, Series 2000-C, Class A, Variable Rate, 1 mo. LIBOR + .25%, 3.34%, due 04/20/08	6,005,859
6,500,000	Advanta Business Card Master Trust, Series 2005-A1, Class A1, Variable Rate, 1 mo. LIBOR + .07%, 3.16%, due 04/20/11	6,500,000
7,000,000	American Express Credit Account Master Trust, Series 2001-7, Class A, Variable Rate, 1 mo. LIBOR + .12%, 3.21%, due 02/16/09	7,010,937
5,000,000	Capital One Multi-Asset Execution Trust Series 04-A7 Class A7, Variable Rate, 3 mo. LIBOR + .15%, 3.42%, due 06/16/14	5,019,700
7,875,000	Chase Credit Card Master Trust Series 03-3 Class A, 3.06%, Variable Rate, 1 mo. LIBOR +.11%, 3.33%, due 10/15/10	7,895,918
4,000,000	Citibank Credit Card Issuance Trust, Series 2001-A1, Class A1, Variable Rate, 3 mo. LIBOR + .17%, 3.40%, due 02/07/10	4,016,250
10,000,000	Citibank Credit Card Issuance Trust, Series 2001-A2, Class A2, Variable Rate, 3 mo. LIBOR + .12%, 3.35%, due 02/07/08	10,007,031
10,000,000	Discover Card Master Trust I Series 04-2 Class A2, Variable Rate, 1 mo. LIBOR + .07%, 3.29%, due 05/15/12	9,979,687
4,000,000	Discover Card Master Trust I Series 05-1 Class A, Variable Rate, 1 mo. LIBOR + .01%, 3.23%, due 09/16/10	4,000,000
7,500,000	First USA Credit Card Master Trust Series 97-8 Class A, Variable Rate, 1 mo. LIBOR + .15%, 3.24%, due 05/17/10	7,516,641
7,000,000	GE Capital Credit Card Master Note Trust, Series 2005-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 3.13%, due 03/15/10	7,000,000
7,000,000	Gracechurch Card Funding Plc Series 3 Class A, Variable Rate, 1 mo. LIBOR + .11%, 3.20%, due 03/15/10	7,017,500
5,000,000	Gracechurch Card Funding PLC, Series 4, Class A, Variable Rate, 1 mo. LIBOR + .05%, 3.14%, due 06/15/08	5,002,930
7,000,000	Household Credit Card Master Note Trust I, Series 2000-1, Class A, Variable Rate, 1 mo. LIBOR + .14%, 3.23%, due 08/15/08	7,004,375
4,000,000	MBNA Credit Card Master Note Trust, Series 2002-12A, Class A12, Variable Rate, 1 mo. LIBOR + .06%, 3.15%, due 04/15/08	4,001,200

See accompanying notes to the Schedule of Investments

1

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

7,500,000	MBNA Master Credit Card Trust Series 04-A8 Class A8, Variable Rate, 1 mo. LIBOR + .15%, 3.24%, due 01/15/14	7,530,469
4,000,000	National City Credit Card Master Trust, Series 2000-1, Class A, Variable Rate, 1 mo. LIBOR + .15%, 3.24%, due 08/15/07	4,002,031
7,000,000	Pillar Funding Plc Series 04-2 Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 3.55%, due 09/15/11	7,001,094
7,000,000	World Financial Network Credit Card Master Trust Series 04-B Class A, Variable Rate, 1 mo. LIBOR + .10%, 3.32%, due 07/15/10	6,997,813
		123,509,435

	Emerging Markets Collateralized Debt Obligations — 0.5%
4,000,000	Santiago CDO Limited, Series 2005-1A, Class A, 144A, Variable Rate, 6 mo. LIBOR + .40%, 3.80%, due 04/18/17	4,000,000

	Equipment Leases — 1.3%
3,595,057	Caterpillar Financial Asset Trust, Series 2005-A, Class A1, 3.21%, due 04/25/06	3,593,934
7,000,000	CNH Equipment Trust, Series 2005-A, Class A4A, 2.99%, due 06/15/12	6,994,531
		10,588,465

	Insurance Premiums — 0.9%
7,000,000	AICCO Premium Finance Master Trust Series 04-1A Class A, Variable Rate, 1 mo. LIBOR + .18%, 3.27%, due 11/17/08	7,015,313

	Insured Auto Financing — 3.2%
5,000,000	Aesop Funding II LLC Series 05-1A Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 3.21%, due 04/20/10	4,993,500
7,000,000	AmeriCredit Automobile Receivables Trust, Series 2005-BM, Class A1, 3.30%, due 06/06/06	7,000,000
7,000,000	Capital One Auto Finance Trust, Series 2005-A, Class A4, Variable Rate, 1 mo. LIBOR + .05%, 3.27%, due 12/15/11	7,000,000
7,000,000	Rental Car Finance Corp Series 04-1A Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 3.29%, due 06/25/09	7,009,653
		26,003,153

	Insured Credit Cards — 0.9%
7,000,000	Cabela’s Master Credit Card Trust Series 04-2A Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 3.21%, due 03/15/11	7,010,080

	Investment Grade Corporate Collateralized Debt Obligations — 3.6%
2,000,000	Morgan Stanley Aces SPC Series 04-12 Class I, 144A, Variable Rate, 3 mo. LIBOR + .80%, 4.02%, due 08/05/09	2,000,000
6,000,000	Morgan Stanley Aces SPC Series 04-16 Class I, 144A, Variable Rate, 3 mo. LIBOR + .40%, 3.62%, due 08/05/09	6,000,000
5,000,000	Morgan Stanley Aces SPC/US Series 04-15 Class II, 144A, Variable Rate, 3 mo. LIBOR + .65%, 3.70%, due 12/20/09	5,000,000
3,000,000	Morgan Stanley Aces SPC/US Series 04-15 Class III, 144A, Variable Rate, 3 mo. LIBOR + .75%, 3.80%, due 12/20/09	3,003,750
3,000,000	Morgan Stanley Aces SPC/US Series 05-2A Class A, 144A, Variable Rate, 3 mo. LIBOR + .45%, 3.34%, due 03/20/10	3,001,875
3,000,000	Morgan Stanley Aces SPC/US, Series 2005-10, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .52%, 3.66%, due 03/20/10	3,000,000
7,000,000	Salisbury International Investments, Ltd., Series E, Note, (MTN), 0.00%, due 06/20/10	7,000,000
		29,005,625

	Other — 0.3%
2,000,000	ENSEC, Series 2005-R1A, 144A, Variable Rate, 1 mo. LIBOR + .20%, 3.29%, due 05/15/14	2,000,000

	Rate Reduction Bonds — 1.2%
5,000,000	Massachusetts RRB Special Purpose Trust Series 05-1 Class A3, 4.13%, due 09/15/13	4,945,313
5,000,000	PG&E Energy Recovery Funding LLC Series 2005-1 Class A4, 4.37%, due 06/25/14	4,946,000
		9,891,313

See accompanying notes to the Schedule of Investments

2

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Residential Home Equity (United States) — 16.4%
5,916,861	ACE Securities Corp Series 2005-SDI Class A1, Variable Rate, 1 mo. LIBOR + .40%, 3.49%, due 11/25/50	5,920,411
7,000,000	Aegis Asset Backed Securities Trust Series 04-6 Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 3.36%, due 05/25/31	7,004,410
6,500,000	Bayview Financial Acquisition Trust Series 05-A Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 3.56%, due 02/28/40	6,500,000
3,934,675	Bear Stearns Asset Backed Securities Inc Series 03-HE4 Class A1, Variable Rate, 1 mo. LIBOR + .18%, 3.27%, due 06/25/31	3,935,068
1,000,000	Carrington Mortgage Loan Trust, Series 2005-OPT2, Class A1B, Variable Rate, 1 mo. LIBOR + .15%, 3.24%, due 05/25/35	999,990
6,000,000	Carrington Mortgage Loan Trust, Series 2005-OPT2, Class A1C, Variable Rate, 1 mo. LIBOR .23%, 3.32%, due 05/25/35	5,999,940
3,181,095	Centex Home Equity Series 04-C Class AV3, Variable Rate, 1 mo. LIBOR + .13%, 3.22%, due 11/25/28	3,181,731
1,600,000	Centex Home Equity Series 05-A Class AV2, Variable Rate, 1 mo. LIBOR + .20%, 3.29%, due 07/25/34	1,601,500
1,200,000	Centex Home Equity Series 05-A Class AV3, Variable Rate, 1 mo. LIBOR + .34%, 3.43%, due 01/25/35	1,202,250
3,237,260	Citifinancial Mortgage Securities Inc Series 04-1 Class AF1, Variable Rate, 1 mo. LIBOR + .09%, 3.18%, due 04/25/34	3,236,062
7,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE1, Class A3A, Variable Rate, 1 mo. LIBOR + .09%, 3.18%, due 05/25/35	6,999,650
7,000,000	Countrywide Asset-Backed Certificates Series 04-14 Class A2, Variable Rate, 1 mo. LIBOR + .27%, 3.36%, due 06/25/35	7,012,305
2,000,000	Countrywide Asset-Backed Certificates, Series 2005-4, Class AFL, 1.00%, due 05/25/07	2,000,000
1,725,701	Credit-Based Asset Servicing and Securitization Series 04-CB4 Class A1, Variable Rate, 1 mo. LIBOR + .17%, 3.26%, due 05/25/35	1,726,046
2,326,481	Finance America Mortgage Loan Trust Series 04-1 Class 2A1, Variable Rate, 1 mo. LIBOR + .17%, 3.26%, due 06/25/34	2,327,299
6,000,000	Fremont Home Loan Trust, Series 2005-B, Class 2A2, Variable Rate, 1 mo. LIBOR + .20%, 3.29%, due 04/25/35	6,000,000
7,000,000	Greenpoint Mortgage Funding Trust, Series 2005-HE1, Class A2, Variable Rate, 1 mo. LIBOR + .10%, 3.19%, due 12/31/49	6,997,813
5,139,183	Indy Mac Home Equity Loan Asset-Backed Trust Series 04-C Class 2A1, Variable Rate, 1 mo. LIBOR + .16%, 3.25%, due 03/25/35	5,140,588
5,961,003	Master Asset Backed Securities Trust Series 05-NC1 Class A3, Variable Rate, 1 mo. LIBOR + .13%, 3.22%, due 12/25/34	5,961,003
5,780,017	Master Asset Backed Securities Trust, Series 2005-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 3.19%, due 05/25/35	5,780,017
4,882,107	Ownit Mortgage Loan Asset Backed Certificates, Series 2005-2, Class A2A, Variable Rate, 1 mo. LIBOR + .11%, 3.20%, due 03/25/36	4,882,107
8,000,000	Park Place Securities, Inc., Series 2005-WCWI, Class A3B, Variable Rate, 1 mo. LIBOR + .16%, 3.26%, due 09/25/35	8,000,000
6,072,898	Quest Trust, Series 2005-X1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .18%, 3.27%, due 03/25/35	6,072,898
4,402,388	Residential Asset Mortgage Products Inc Series 04-RZ3 Class AII1, Variable Rate, 1 mo. LIBOR + .17%, 3.26%, due 06/25/24	4,404,452
4,000,000	Residential Asset Mortgage Products, Inc., Series 2005-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 3.32%, due 04/25/35	4,000,000
7,000,000	Residential Asset Securities Corp Series 04-KS12 Class AI2, Variable Rate, 1 mo. LIBOR + .23%, 3.32%, due 01/25/35	7,001,094
2,500,000	Specialty Underwriting & Residential Finance, Series 2005-BC2, Class A2A, Variable Rate, 1 mo. LIBOR + .10%, 3.19%, due 12/25/35	2,500,000
7,000,000	Structured Asset Securities Corp Series 05-WF1 Class A2, Variable Rate, 1 mo. LIBOR + .20%, 3.29%, due 02/25/35	7,002,191
		133,388,825

	Residential Mortgage-Backed Securities (Australian) — 4.4%
5,497,800	Australian Mortgage Securities II G3 A1A, Variable Rate, 3 mo. LIBOR + .21%, 3.34%, due 01/10/35	5,514,293
6,253,682	Crusade Global Trust Series 04-2 Class A1, Variable Rate, 3 mo. LIBOR + .13%, 3.40%, due 11/19/37	6,259,545
7,000,000	Interstar Millennium Trust, Series 2005-1G, Class A, Variable Rate, 3 mo. LIBOR + .12%, 3.33%, due 12/08/36	7,000,000
6,433,851	Medallion Trust Series 05-1G Class A1, Variable Rate, 3 mo. LIBOR + .08%, 3.31%, due 05/10/36	6,433,851
5,850,570	National RMBS Trust Series 04-1 Class A1, Variable Rate, 3 mo. LIBOR + .11%, 3.16%, due 03/20/34	5,855,250
5,000,000	Westpac Securitization Trust Series 05-1G Class A1, Variable Rate, 3 mo. LIBOR + .07%, 2.95%, due 03/23/36	4,998,500
		36,061,439

See accompanying notes to the Schedule of Investments

3

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

	Residential Mortgage-Backed Securities (European) — 5.1%
6,857,140	Granite Master Issuer Plc Series 05-1 Class A1, Variable Rate, 1 mo. LIBOR + .04%, 3.13%, due 12/20/19		6,857,140
5,000,000	Granite Master Issuer PLC, Series 2005-2, Class A4, Variable Rate, 3 mo. LIBOR + .08%, 3.37%, due 12/20/54		5,000,000
7,000,000	Leek Finance PLC, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 3.23%, due 03/21/37		6,985,300
7,000,000	Paragon Mortgages Plc Series 6A Class A2A, 144A, Variable Rate, 3 mo. LIBOR + .35%, 3.76%, due 03/15/30		7,025,157
3,550,000	Permanent Financing Plc Series 6 Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 3.47%, due 12/10/11		3,551,109
5,000,000	Permanent Financing PLC, Series 7, Class 2A, Variable Rate, 3 mo. LIBOR + .04%, 3.42%, due 09/10/14		5,000,000
7,000,000	Residential Mortgage Securities Series 20A Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 3.15%, due 08/10/30		6,995,625
			41,414,331

	Student Loans — 6.0%
5,000,000	College Loan Corporation Trust Series 04-1 Class A2, Variable Rate, 3 mo. LIBOR + .11%, 3.27%, due 04/25/16		5,004,700
2,000,000	College Loan Corporation Trust Series 05-1 Class A1, Variable Rate, 3 mo. LIBOR + .03%, 3.19%, due 01/25/14		2,000,000
4,000,000	Collegiate Funding Services Education Loan Trust I Series 05-A Class A1, Variable Rate, 3 mo. LIBOR + .02%, 2.92%, due 09/29/14		4,000,000
5,000,000	Montana Higher Education Student Assistance Corp., Series 2005-1, Class A, 3.33%, due 06/20/15		4,999,600
8,000,000	National Collegiate Student Loan Trust, Series 2005-2, Class A2, Variable Rate, 1 mo. LIBOR + .15%, 3.47%, due 02/25/26		8,000,000
7,000,000	Nelnet Educational Loan Funding Corp. Series 04-2A Class A3, Variable Rate, 3 mo. LIBOR + .10%, 3.39%, due 11/25/15		7,014,700
6,005,869	SLM Student Loan Trust Series 05-2 Class A1, Variable Rate, 3 mo. LIBOR - .02%, 3.14%, due 04/25/10		6,004,283
5,000,000	SLM Student Loan Trust, Series 2005-3, Class A3, Variable Rate, 3 mo. LIBOR + .03%, 3.20%, due 07/25/16		4,998,680
7,000,000	SLM Student Loan Trust, Series 2005-4, Class A1, Variable Rate, 3 mo. LIBOR + .01%, 3.22%, due 10/26/15		6,998,810
			49,020,773

	Total Asset-Backed Securities		558,323,950

	U.S. Government — 6.2%
23,924,000	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08	(a) (b)	25,520,181
25,000,000	U.S. Treasury Note, 2.50%, due 10/31/06	(b)	24,644,533
			50,164,714

	TOTAL DEBT OBLIGATIONS (COST $609,258,064)		608,488,664

Shares	Description		Value ($)

	MUTUAL FUNDS — 3.3%

27,168,958	Merrimac Cash Series, Premium Class		27,168,958
	TOTAL MUTUAL FUNDS (COST $27,168,958)		27,168,958

Par Value ($)	Description		Value ($)

	SHORT-TERM INVESTMENTS — 9.5%

	U.S. Government Agencies — 9.5%
20,000,000	Fannie Mae, 2.93%, due 06/28/05		19,956,050
57,000,000	Federal Farm Credit, 2.94%, due 06/22/05		56,902,245
			76,858,295

See accompanying notes to the Schedule of Investments

4

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2005 (Unaudited)

TOTAL SHORT-TERM INVESTMENTS (COST $76,858,295)	$76,858,295

TOTAL INVESTMENTS — 87.8%
(Cost $713,285,317)	712,515,917

Other Assets and Liabilities (net) — 12.2%	99,131,274

TOTAL NET ASSETS — 100.0%	$811,647,191

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
Variable rates - The rates shown on variable rate notes are the current interest rates at May 31, 2005, which are subject to change based on the terms of the security.
(a)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts.

Currency Abbreviations:

CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
SEK - Swedish Krona
USD - United States Dollar

5

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2005(Unaudited)

A summary of outstanding financial instruments at May 31, 2005 is as follows:

Forward currency contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

6/02/05	SEK	10,657,731	$1,439,349	$5,316

Sales

6/02/05	EUR	460,300	$568,355	$(1,265)
6/02/05	GBP	15,500	28,250	(40)
				$(1,305)

6

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2005(Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Depreciation

Sales

947	Euro-Swiss LIFFE 3mo.	September 2005	$188,118,066	$(438,543)

338	Euro-Swiss LIFFE 3mo.	December 2005	67,095,078	(139,605)

109	U.S. Treasury Note 10 Yr.	September 2005	12,345,953	(85,795)

				$(663,943)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Options

A summary of open written option contracts for the World Opportunity Overlay Fund at May 31, 2005, is as follows:

Notional Amount	Expiration Date	Description	Premiums	Market Value
$20,000,000	06/06/05	Interest Rate Swaption, Strike 4.650	$176,000	$(370,708)
20,000,000	06/06/05	Interest Rate Swaption, Strike 4.650	176,000	(928)
20,000,000	06/13/05	Interest Rate Swaption, Strike 4.680	167,000	(417,088)
20,000,000	06/13/05	Interest Rate Swaption, Strike 4.680	167,000	(5,450)
20,000,000	06/20/05	Interest Rate Swaption, Strike 4.550	161,000	(244,970)
20,000,000	06/20/05	Interest Rate Swaption, Strike 4.550	161,000	(49,156)
20,000,000	06/27/05	Interest Rate Swaption, Strike 4.520	144,000	(226,855)
20,000,000	06/27/05	Interest Rate Swaption, Strike 4.520	144,000	(81,433)
			$1,296,000	$(1,396,588)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
5,000,000	USD	3/20/2015	Lehman Brothers	(Receive)	0.88%	Reference security within CDO Index	$(435,775)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
100,000,000	CHF	1/13/2007	Deutsche Bank AG	Receive	1.26%	6 Month CHF LIBOR	$311,767
100,000,000	CHF	1/15/2007	Citigroup	Receive	1.26%	6 Month CHF LIBOR	304,208

7

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2005(Unaudited)

100,000,000	CHF	2/10/2007	JP Morgan	Receive	1.18%	6 Month CHF LIBOR	191,721
100,000,000	CHF	3/12/2007	UBS	Receive	1.25%	6 Month CHF LIBOR	274,932
210,000,000	CAD	3/30/2007	Citigroup	Receive	3.49%	3 month Floating Canadian Deposit Offering Rate	1,380,226
417,000,000	CAD	3/30/2007	JP Morgan	Receive	3.49%	3 month Floating Canadian Deposit Offering Rate	2,777,686
2,144,400,000	SEK	4/4/2007	JP Morgan	(Pay)	2.60%	3 Month SEK STIBOR	(2,085,319)
299,600,000	USD	4/4/2007	Citigroup	Receive	4.21%	3 Month LIBOR	1,641,551
240,000,000	CAD	4/5/2007	Deutsche Bank AG	Receive	3.39%	3 month Floating Canadian Deposit Offering Rate	1,689,395
323,700,000	USD	5/5/2007	JP Morgan	Receive	4.01%	3 Month LIBOR	525,321
250,100,000	EUR	5/7/2007	Citigroup	(Pay)	2.38%	6 Month EUR LIBOR	(520,420)
178,100,000	GBP	5/31/2007	JP Morgan	(Pay)	4.60%	6 Month GBP LIBOR	(91,214)
324,200,000	USD	6/2/2007	Deutsche Bank AG	Receive	3.95%	3 Month LIBOR	148,770
51,000,000	USD	1/21/2008	Deutsche Bank AG	(Pay)	3.81%	3 Month LIBOR	267,196
225,000,000	USD	1/21/2010	Deutsche Bank AG	Receive	4.10%	3 Month LIBOR	(484,522)
221,000,000	CAD	4/5/2010	JP Morgan	(Pay)	3.99%	3 month Floating Canadian Deposit Offering Rate	(3,260,142)
91,400,000	EUR	4/15/2010	Citigroup	Receive	3.05%	6 Month EUR LIBOR	1,470,780
5,000,000	USD	2/7/2012	Deutsche Bank AG	(Pay)	4.33%	3 Month LIBOR	(22,009)
77,000,000	CAD	4/5/2012	Deutsche Bank AG	(Pay)	4.31%	3 month Floating Canadian Deposit Offering Rate	(1,562,237)
150,000,000	USD	1/21/2013	Deutsche Bank AG	(Pay)	4.41%	3 Month LIBOR	(1,023,777)
165,000,000	USD	1/10/2015	Deutsche Bank AG	Receive	4.67%	3 Month LIBOR	3,381,028
22,400,000	CHF	1/13/2015	Citigroup	(Pay)	2.49%	6 Month CHF LIBOR	(388,146)
22,400,000	CHF	1/13/2015	Deutsche Bank AG	(Pay)	2.48%	6 Month CHF LIBOR	(372,460)
15,000,000	USD	2/8/2015	JP Morgan	(Pay)	4.47%	3 Month LIBOR	(67,993)
22,000,000	CHF	2/10/2015	JP Morgan	(Pay)	2.36%	6 Month CHF LIBOR	(162,256)
21,000,000	EUR	2/22/2015	Deutsche Bank AG	Receive	3.69%	6 Month EUR LIBOR	718,246
22,000,000	CHF	3/10/2015	UBS	(Pay)	2.52%	6 Month CHF LIBOR	(400,520)
74,700,000	USD	3/18/2015	JP Morgan	Receive	4.95%	3 Month LIBOR	3,266,702
54,300,000	EUR	3/18/2015	Deutsche Bank AG	(Pay)	3.81%	6 Month EUR LIBOR	(2,533,576)
21,000,000	EUR	3/21/2015	UBS	Receive	3.78%	6 Month EUR LIBOR	886,799
60,000,000	EUR	3/21/2025	UBS	(Pay)	4.84%	6 Month EUR LIBOR	(894,661)
50,000,000	CAD	3/30/2015	Citigroup	(Pay)	4.72%	3 month Floating Canadian Deposit Offering Rate	(1,607,125)
100,000,000	CAD	3/30/2015	JP Morgan	(Pay)	4.72%	3 month Floating Canadian Deposit Offering Rate	(3,244,952)
124,000,000	CAD	4/5/2015	JP Morgan	Receive	4.60%	3 month Floating Canadian Deposit Offering Rate	3,651,197
100,000,000	EUR	4/15/2015	Citigroup	(Pay)	3.62%	6 Month EUR LIBOR	(3,002,996)
77,900,000	USD	4/19/2015	JP Morgan	Receive	4.77%	3 Month LIBOR	2,268,226
60,200,000	EUR	4/20/2015	Citigroup	(Pay)	3.59%	6 Month EUR LIBOR	(1,394,703)
97,000,000	CAD	5/16/2015	Deutsche Bank AG	Receive	4.35%	3 month Floating Canadian Deposit Offering Rate	779,634
35,900,000	GBP	5/16/2015	Deutsche Bank AG	(Pay)	4.69%	6 Month GBP LIBOR	(274,872)
100,000,000	USD	5/20/2015	Lehman Brothers	Receive	4.53%	3 Month LIBOR	945,826
21,000,000	EUR	5/23/2015	JP Morgan	Receive	3.44%	6 Month EUR LIBOR	144,817
60,000,000	EUR	2/22/2025	Deutsche Bank AG	(Pay)	4.70%	6 Month EUR LIBOR	193,223
60,000,000	EUR	5/23/2025	JP Morgan	(Pay)	4.52%	6 Month EUR LIBOR	433,352

8

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2005(Unaudited)

86,000,000	USD	1/10/2035	Deutsche Bank AG	(Pay)	5.24%	3 Month LIBOR	(6,522,584)
24,400,000	EUR	4/16/2035	Citigroup	Receive	4.19%	6 Month EUR LIBOR	1,099,091
50,800,000	USD	5/20/2035	Lehman Brothers	(Pay)	4.89%	3 Month LIBOR	(1,079,425)
							$(2,244,215)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	(Pay)	Receive	Net Unrealized Appreciation (Depreciation)
10,000,000	USD	5/31/2005	Deutsche Bank AG	1Month USD LIBOR – 0.35%	Return on Lehman Brothers CMBS AAA 8.5 + Index	$161,434
20,000,000	USD	6/30/2005	Citigroup	1Month USD LIBOR – 0.45%	Return on Lehman Brothers CMBS AAA 8.5 + Index	324,535
10,000,000	USD	7/29/2005	Citigroup	1Month USD LIBOR – 0.25%	Return on Lehman Brothers CMBS AAA 8.5 + Index	160,601
10,000,000	USD	8/31/2005	Citigroup	1Month USD LIBOR – 0.30%	Return on Lehman Brothers CMBS AAA 8.5 + Index	—
						$646,570

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

9

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, as of a date  within 90 days of the filing of this report,  based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended,) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By	/s/ Scott Eston
Scott Eston, Chief Executive Officer

Date	July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Scott Eston
Scott Eston, Chief Executive Officer

Date	July 20, 2005

By	/s/ Susan Randall Harbert
Susan Randall Harbert, Chief Financial Officer

Date	July 20, 2005